UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — 5.4%
61,000	Deutsche Bank AG, 0.170%, dated 07/31/12, due 08/01/12, repurchase price $61,000, collateralized by U.S. Treasury Notes, 1.500%, 07/31/16, with a value of $61,200. (m)	61,000
61,000	UBS Warburg LLC, 0.170%, dated 07/31/12, due 08/01/12, repurchase price $61,000, collateralized by U.S. Treasury Notes, 2.000%, 01/31/16, with a value of $61,200. (m)	61,000

	Total Repurchase Agreements (Cost $122,000)	122,000

U.S. Government Agency Securities — 61.0%
	Federal Farm Credit Bank,
21,206	DN, 0.010%, 08/01/12 (m) (n)	21,206
12,000	DN, 0.150%, 11/16/12 (m) (n)	11,996
5,750	DN, 0.190%, 03/11/13 (m) (n)	5,745
	Federal Home Loan Bank,
21,175	DN, 0.001%, 08/01/12 (m) (n)	21,175
68,220	DN, 0.105%, 08/22/12 (m) (n)	68,218
23,500	DN, 0.120%, 08/31/12 (m) (n)	23,499
24,020	DN, 0.125%, 09/05/12 (m) (n)	24,017
36,500	DN, 0.125%, 09/07/12 (m) (n)	36,497
50,000	DN, 0.125%, 09/26/12 (m) (n)	49,993
6,600	DN, 0.130%, 09/12/12 (m) (n)	6,599
9,165	DN, 0.130%, 09/14/12 (m) (n)	9,164
57,914	DN, 0.130%, 09/17/12 (m) (n)	57,908
7,509	DN, 0.130%, 09/21/12 (m) (n)	7,508
35,000	DN, 0.130%, 10/12/12 (m) (n)	34,993
180,000	DN, 0.135%, 10/19/12 (m) (n)	179,960
35,500	DN, 0.140%, 08/10/12 (m) (n)	35,500
2,500	0.140%, 09/25/12 (m)	2,500
49,549	DN, 0.160%, 11/08/12 (m) (n)	49,534
25,000	0.160%, 02/08/13 (m)	24,995
3,000	0.180%, 08/22/12 (m)	3,000
30,000	0.200%, 11/07/12 (m)	30,003
10,000	0.200%, 03/05/13 (m)	9,998
3,450	DN, 0.200%, 04/08/13 (m) (n)	3,447
25,000	0.230%, 05/10/13 (m)	25,000
2,500	1.625%, 09/26/12 (m)	2,505
	Federal Home Loan Mortgage Corp.,
25,000	DN, 0.085%, 08/01/12 (m) (n)	25,000
36,500	DN, 0.100%, 09/26/12 (m) (n)	36,495
37,000	DN, 0.105%, 09/04/12 (m) (n)	36,997
54,212	DN, 0.110%, 08/27/12 (m) (n)	54,210
38,246	DN, 0.145%, 10/15/12 (m) (n)	38,238
43,487	DN, 0.150%, 10/22/12 (m) (n)	43,477
61,000	DN, 0.158%, 10/01/12 (m) (n)	60,990
29,550	DN, 0.165%, 09/10/12 (m) (n)	29,547
23,900	DN, 0.175%, 01/08/13 (m) (n)	23,888
2,500	2.125%, 09/21/12 (m)	2,507
	Federal National Mortgage Association,
50,000	DN, 0.125%, 09/26/12 (m) (n)	49,993
59,100	DN, 0.140%, 08/01/12 (m) (n)	59,100
23,400	DN, 0.145%, 08/22/12 (m) (n)	23,399
45,755	DN, 0.160%, 01/16/13 (m) (n)	45,729
17,000	DN, 0.170%, 01/02/13 (m) (n)	16,991
50,000	DN, 0.175%, 12/19/12 (m) (n)	49,977
25,000	VAR, 0.330%, 11/23/12 (m)	25,015
2,500	0.625%, 09/24/12 (m)	2,502
1,573	0.750%, 02/26/13 (m)	1,578

	Total U.S. Government Agency Securities (Cost $1,370,484)	1,370,593

U.S. Treasury Obligations — 3.4%
	U.S. Treasury Notes,
17,000	1.125%, 06/15/13 (m)	17,139
4,000	1.375%, 09/15/12 (m)	4,006
20,000	1.375%, 01/15/13 (m)	20,111
14,000	1.375%, 02/15/13 (m)	14,092
10,000	3.125%, 04/30/13 (m)	10,219
10,000	3.375%, 06/30/13 (m)	10,290

	Total U.S. Treasury Obligations (Cost $75,834)	75,857

SHARES
Investment Companies — 28.5%
549,906	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% † (b) (l) (m)	549,906
89,850	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 0.000% † (b) (l)	89,850

	Total Investment Companies (Cost $639,756)	639,756

	Total Investments — 98.3% (Cost $2,208,074)	2,208,206
	Other Assets in Excess of Liabilities — 1.7%	37,199

	NET ASSETS — 100.0%	$2,245,405

Percentages indicated are based on net assets.

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15,048	Australian Dollar	09/17/12	$1,575,225	$68,280

Return Swaps on Commodities
SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Newedge USA, LLC
	Long Positions
	CBOT Corn December 2012 Futures	11/21/12	$179,651	$5,513
	CBOT Soybean Meal December 2012 Futures	11/21/12	276,699	20,941
	CBOT Soybean November 2012 Futures	10/24/12	74,583	3,546
	NYBOT-ICE Sugar #11 (World) October 2012 Futures	09/21/12	280,497	(6,973)
	CBOT Wheat September 2012 Futures	08/24/12	4,663	(148)
	NYMEX Natural Gas September 2012 Futures	08/22/12	132,853	2,835
	Short Positions
	CME Live Cattle October 2012 Futures	09/28/12	(78,621)	(408)
	NYBOT-ICE Coffee ‘C’ September 2012 Futures	08/16/12	(136,424)	(3,011)
	NYMEX WTI Crude Oil September 2012 Futures	08/14/12	(135,789)	(1,945)

				$20,350

Jefferies Bache Financial Services, Inc.
	Long Positions
	COMEX Gold 100 oz. December 2012 Futures	12/27/12	$320,498	$5,357
	CBOT Soybean Meal December 2012 Futures	12/14/12	38,305	2,186
	NYMEX Gasoline RBOB September 2012 Futures	09/30/12	45,560	(26)
	NYMEX Heating Oil September 2012 Futures	09/30/12	224,758	1,564
	COMEX Silver September 2012 Futures	09/26/12	119,472	2,310
	LME Copper September 2012 Futures	09/19/12	118,330	1,717
	LME Lead September 2012 Futures	09/19/12	111,023	1,567
	NYBOT-ICE Cocoa September 2012 Futures	09/13/12	12,308	185
	Short Positions
	NYBOT-ICE Cotton No.2 December 2012 Futures	12/06/12	(113,217)	(2,507)
	CME Lean Hogs October 2012 Futures	10/12/12	(70,311)	(1,083)
	COMEX Copper September 2012 Futures	09/26/12	(255,714)	(1,964)
	LME Nickel September 2012 Futures	09/19/12	(95,212)	535
	LME Primary Aluminum September 2012 Futures	09/19/12	(96,277)	(292)
	LME Zinc September 2012 Futures	09/19/12	(78,910)	984

				$10,533

Total				$30,883

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DN	—	Discount Notes
LME	—	London Metal Exchange
NYBOT-ICE	—	New York Board of Trade — IntercontinentalExchange
NYMEX	—	New York Mercantile Exchange
RBOB	—	Reformulated gasoline blendstock for oxygen blending
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2012.
WTI	—	West Texas Intermediate

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
†	—	Approximately $230,200,000 of the investments are restricted as collateral for swaps to various brokers.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133
Aggregate gross unrealized depreciation	(1)

Net unrealized appreciation/depreciation	$132

Federal income tax cost of investments	$2,208,074

JPMorgan Highbridge Dynamic Commodities Strategy Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$639,756	$1,568,450	$—	$2,208,206

Appreciation in Other Financial Instruments
Futures Contracts	$68,280	$—	$—	$68,280
Return Swaps	—	49,240	—	49,240

Total Appreciation in Other Financial Instruments	$68,280	$49,240	$—	$117,520

Depreciation in Other Financial Instruments
Return Swaps	$—	$(18,357)	$—	$(18,357)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the CSOI. Level 1 consists of two affiliated money market mutual funds, which are held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 102.5% (j)
		Common Stocks — 98.8%

		Consumer Discretionary — 16.1%
		Auto Components — 1.4%
71		Cooper Tire & Rubber Co.	1,245
60		Dana Holding Corp.	797
1		Federal-Mogul Corp. (a)	8
5		Goodyear Tire & Rubber Co. (The) (a)	54
7		Lear Corp.	235
3		Tenneco, Inc. (a)	77
188		TRW Automotive Holdings Corp. (a)	7,402

			9,818

		Automobiles — 0.0% (g)
4		Harley-Davidson, Inc.	167

		Distributors — 0.0% (g)
—	(h)	Pool Corp.	7

		Diversified Consumer Services — 1.5%
56		Apollo Group, Inc., Class A (a)	1,522
38		Coinstar, Inc. (a)	1,812
439		H&R Block, Inc.	7,073
9		Hillenbrand, Inc.	158
7		Weight Watchers International, Inc.	369

			10,934

		Hotels, Restaurants & Leisure — 1.8%
45		Bob Evans Farms, Inc.	1,717
31		Brinker International, Inc.	998
4		Buffalo Wild Wings, Inc. (a)	283
3		CEC Entertainment, Inc.	120
18		Cheesecake Factory, Inc. (The) (a)	604
4		Churchill Downs, Inc.	218
25		Cracker Barrel Old Country Store, Inc.	1,552
1		Darden Restaurants, Inc.	30
2		Gaylord Entertainment Co. (a)	85
1		Hyatt Hotels Corp., Class A (a)	36
4		International Game Technology	49
2		Interval Leisure Group, Inc.	44
6		Jack in the Box, Inc. (a)	168
8		Las Vegas Sands Corp.	295
—	(h)	McDonald’s Corp.	32
—	(h)	Panera Bread Co., Class A (a)	32
33		Papa John’s International, Inc. (a)	1,680
—	(h)	Penn National Gaming, Inc. (a)	8
15		Texas Roadhouse, Inc.	265
56		WMS Industries, Inc. (a)	1,022
42		Wynn Resorts Ltd.	3,919

			13,157

		Household Durables — 1.8%
92		D.R. Horton, Inc.	1,617
—	(h)	NVR, Inc. (a)	254
953		PulteGroup, Inc. (a)	10,765
8		Ryland Group, Inc. (The)	184
2		Tupperware Brands Corp.	84

			12,904

		Internet & Catalog Retail — 0.4%
55		Expedia, Inc.	3,119

		Leisure Equipment & Products — 0.2%
65		Brunswick Corp.	1,434
2		Polaris Industries, Inc.	165

			1,599

		Media — 1.3%
9		Arbitron, Inc.	308
133		Cablevision Systems Corp., Class A	2,040
1		Comcast Corp., Class A	26
62		DIRECTV, Class A (a)	3,083
3		Discovery Communications, Inc., Class A (a)	148
175		Live Nation Entertainment, Inc. (a)	1,563
3		Madison Square Garden Co. (The), Class A (a)	113
1		Morningstar, Inc.	41
1		New York Times Co. (The), Class A (a)	7
4		Regal Entertainment Group, Class A	50
30		Scripps Networks Interactive, Inc., Class A	1,634
—	(h)	Time Warner Cable, Inc.	17
1		Viacom, Inc., Class B	51

			9,081

		Multiline Retail — 1.0%
81		Big Lots, Inc. (a)	3,283
35		Dillard’s, Inc., Class A	2,287
33		Dollar General Corp. (a)	1,692
1		Kohl’s Corp.	30

			7,292

		Specialty Retail — 5.4%
154		Abercrombie & Fitch Co., Class A	5,191
12		Advance Auto Parts, Inc.	825

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Specialty Retail — Continued
11		Aeropostale, Inc. (a)	217
20		ANN, Inc. (a)	541
128		Ascena Retail Group, Inc. (a)	2,352
32		Bed Bath & Beyond, Inc. (a)	1,929
143		Best Buy Co., Inc.	2,595
38		Chico’s FAS, Inc.	585
—	(h)	Children’s Place Retail Stores, Inc. (The) (a)	20
2		Dick’s Sporting Goods, Inc.	84
7		Finish Line, Inc. (The), Class A	142
87		Home Depot, Inc. (The)	4,544
455		Lowe’s Cos., Inc.	11,539
81		Men’s Wearhouse, Inc. (The)	2,216
56		O’Reilly Automotive, Inc. (a)	4,802
15		Tractor Supply Co.	1,375
5		Zumiez, Inc. (a)	178

			39,135

		Textiles, Apparel & Luxury Goods — 1.3%
11		Carter’s, Inc. (a)	544
72		Coach, Inc.	3,571
—	(h)	Columbia Sportswear Co.	10
177		Crocs, Inc. (a)	2,723
28		Fifth & Pacific Cos., Inc. (a)	312
—	(h)	Iconix Brand Group, Inc. (a)	2
19		PVH Corp.	1,548
22		Steven Madden Ltd. (a)	887

			9,597

		Total Consumer Discretionary	116,810

		Consumer Staples — 4.0%
		Beverages — 0.7%
3		Brown-Forman Corp., Class B	256
41		Coca-Cola Co. (The)	3,341
14		Constellation Brands, Inc., Class A (a)	406
1		Monster Beverage Corp. (a)	80
12		PepsiCo, Inc.	880

			4,963

		Food & Staples Retailing — 1.0%
—	(h)	Costco Wholesale Corp.	34
25		CVS Caremark Corp.	1,123
19		Kroger Co. (The)	413
9		Pricesmart, Inc.	639
113		Safeway, Inc.	1,761
39		Wal-Mart Stores, Inc.	2,896
5		Whole Foods Market, Inc.	469

			7,335

		Food Products — 1.5%
25		Archer-Daniels-Midland Co.	665
14		ConAgra Foods, Inc.	353
302		Dean Foods Co. (a)	3,730
6		Flowers Foods, Inc.	127
167		Green Mountain Coffee Roasters, Inc. (a)	3,057
3		J&J Snack Foods Corp.	171
13		Kellogg Co.	603
29		Sanderson Farms, Inc.	1,051
48		Smithfield Foods, Inc. (a)	893

			10,650

		Household Products — 0.8%
8		Clorox Co. (The)	547
6		Colgate-Palmolive Co.	685
7		Energizer Holdings, Inc. (a)	559
35		Kimberly-Clark Corp.	3,028
14		Procter & Gamble Co. (The)	923

			5,742

		Personal Products — 0.0% (g)
2		Nu Skin Enterprises, Inc., Class A	92

		Tobacco — 0.0% (g)
—	(h)	Lorillard, Inc.	31

		Total Consumer Staples	28,813

		Energy — 9.7%
		Energy Equipment & Services — 2.0%
204		Helix Energy Solutions Group, Inc. (a)	3,654
327		ION Geophysical Corp. (a)	2,177
288		Key Energy Services, Inc. (a)	2,304
65		Patterson-UTI Energy, Inc.	1,007
—	(h)	SEACOR Holdings, Inc. (a)	6
158		Superior Energy Services, Inc. (a)	3,419
49		Unit Corp. (a)	1,963

			14,530

		Oil, Gas & Consumable Fuels — 7.7%
114		Apache Corp.	9,813
158		Bill Barrett Corp. (a)	3,335
11		Chevron Corp.	1,187
2		Clayton Williams Energy, Inc. (a)	70
3		Cloud Peak Energy, Inc. (a)	56
9		Concho Resources, Inc. (a)	757

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Oil, Gas & Consumable Fuels — Continued
23		Delek U.S. Holdings, Inc.	456
1		EOG Resources, Inc.	80
14		Exxon Mobil Corp.	1,251
471		Gran Tierra Energy, Inc., (Canada) (a)	2,153
19		Gulfport Energy Corp. (a)	390
135		Hess Corp.	6,355
26		HollyFrontier Corp.	976
114		Marathon Oil Corp.	3,024
170		Murphy Oil Corp.	9,108
23		Newfield Exploration Co. (a)	698
21		Northern Oil & Gas, Inc. (a)	327
135		Peabody Energy Corp.	2,812
66		SM Energy Co.	3,094
230		Stone Energy Corp. (a)	6,032
—	(h)	Swift Energy Co. (a)	4
90		Tesoro Corp. (a)	2,497
63		Western Refining, Inc.	1,486

			55,961

		Total Energy	70,491

		Financials — 6.8%
		Capital Markets — 1.1%
64		Ameriprise Financial, Inc.	3,296
21		Apollo Investment Corp.	164
—	(h)	BlackRock, Inc.	34
6		Franklin Resources, Inc.	685
37		Legg Mason, Inc.	918
18		Raymond James Financial, Inc.	596
27		State Street Corp.	1,073
23		T. Rowe Price Group, Inc.	1,411
4		TD Ameritrade Holding Corp.	56
1		Waddell & Reed Financial, Inc., Class A	32

			8,265

		Commercial Banks — 3.3%
1		BancorpSouth, Inc.	18
177		East West Bancorp, Inc.	3,848
393		Fifth Third Bancorp	5,426
3		Hancock Holding Co.	104
171		Huntington Bancshares, Inc.	1,060
2		International Bancshares Corp.	38
1		M&T Bank Corp.	110
5		PrivateBancorp, Inc.	81
2		Prosperity Bancshares, Inc.	86
1,127		Regions Financial Corp.	7,843
—	(h)	Signature Bank (a)	5
153		Wells Fargo & Co.	5,180

			23,799

		Consumer Finance — 0.1%
18		Cash America International, Inc.	705
7		Ezcorp, Inc., Class A (a)	168

			873

		Diversified Financial Services — 0.4%
2		CBOE Holdings, Inc.	58
19		CME Group, Inc.	970
12		IntercontinentalExchange, Inc. (a)	1,574
—	(h)	Moody’s Corp.	8
2		MSCI, Inc., Class A (a)	61
2		NASDAQ OMX Group, Inc. (The)	39

			2,710

		Insurance — 1.1%
37		Aflac, Inc.	1,635
19		Brown & Brown, Inc.	485
2		CNA Financial Corp.	55
19		Erie Indemnity Co., Class A	1,368
61		Fidelity National Financial, Inc., Class A	1,139
30		First American Financial Corp.	540
22		Hanover Insurance Group, Inc. (The)	776
49		MetLife, Inc.	1,508
21		Unum Group	399

			7,905

		Real Estate Investment Trusts (REITs) — 0.7%
—	(h)	Alexandria Real Estate Equities, Inc.	15
—	(h)	Corporate Office Properties Trust	2
1		Essex Property Trust, Inc.	142
45		General Growth Properties, Inc.	811
—	(h)	Highwoods Properties, Inc.	3
1		Omega Healthcare Investors, Inc.	12
3		Plum Creek Timber Co., Inc.	114
21		Simon Property Group, Inc.	3,421
7		Taubman Centers, Inc.	534

			5,054

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Thrifts & Mortgage Finance — 0.1%
—	(h)	Downey Financial Corp. (a) (f) (i)	—
46		Ocwen Financial Corp. (a)	909

			909

		Total Financials	49,515

		Health Care — 18.9%
		Biotechnology — 6.8%
1		Acorda Therapeutics, Inc. (a)	20
67		Alexion Pharmaceuticals, Inc. (a)	6,996
1		Alnylam Pharmaceuticals, Inc. (a)	11
17		Amylin Pharmaceuticals, Inc. (a)	534
2		Arena Pharmaceuticals, Inc. (a)	20
10		Biogen Idec, Inc. (a)	1,473
13		BioMarin Pharmaceutical, Inc. (a)	498
100		Celgene Corp. (a)	6,858
12		Cubist Pharmaceuticals, Inc. (a)	515
3		Genomic Health, Inc. (a)	93
87		Gilead Sciences, Inc. (a)	4,720
34		Medivation, Inc. (a)	3,368
50		Myriad Genetics, Inc. (a)	1,236
87		Onyx Pharmaceuticals, Inc. (a)	6,518
62		Pharmacyclics, Inc. (a)	3,298
38		Regeneron Pharmaceuticals, Inc. (a)	5,182
7		Spectrum Pharmaceuticals, Inc. (a)	103
85		United Therapeutics Corp. (a)	4,674
68		Vertex Pharmaceuticals, Inc. (a)	3,296

			49,413

		Health Care Equipment & Supplies — 4.4%
11		Alere, Inc. (a)	208
885		Boston Scientific Corp. (a)	4,574
47		CareFusion Corp. (a)	1,147
10		Cyberonics, Inc. (a)	442
236		Hill-Rom Holdings, Inc.	6,163
39		Hologic, Inc. (a)	731
1		Integra LifeSciences Holdings Corp. (a)	27
70		Medtronic, Inc.	2,748
8		NuVasive, Inc. (a)	160
5		ResMed, Inc. (a)	143
221		St. Jude Medical, Inc.	8,245
56		Stryker Corp.	2,936
45		Thoratec Corp. (a)	1,547
50		Zimmer Holdings, Inc.	2,925

			31,996

		Health Care Providers & Services — 2.2%
55		Aetna, Inc.	1,980
14		Cardinal Health, Inc.	595
12		Cigna Corp.	484
139		Health Management Associates, Inc., Class A (a)	912
9		Health Net, Inc. (a)	206
168		Humana, Inc.	10,341
1		Lincare Holdings, Inc.	25
5		Molina Healthcare, Inc. (a)	117
1		Omnicare, Inc.	27
14		Tenet Healthcare Corp. (a)	62
13		UnitedHealth Group, Inc.	677
16		Universal Health Services, Inc., Class B	623

			16,049

		Health Care Technology — 0.9%
690		Allscripts Healthcare Solutions, Inc. (a)	6,349
3		Quality Systems, Inc.	48

			6,397

		Life Sciences Tools & Services — 1.0%
176		Agilent Technologies, Inc.	6,751
17		Illumina, Inc. (a)	707
1		Parexel International Corp. (a)	14

			7,472

		Pharmaceuticals — 3.6%
10		Allergan, Inc.	785
1		Auxilium Pharmaceuticals, Inc. (a)	22
—	(h)	Eli Lilly & Co.	9
261		Endo Health Solutions, Inc. (a)	7,751
25		Impax Laboratories, Inc. (a)	555
33		Jazz Pharmaceuticals plc, (Ireland) (a)	1,605
70		Medicis Pharmaceutical Corp., Class A	2,298
74		Mylan, Inc. (a)	1,696
18		Par Pharmaceutical Cos., Inc. (a)	902
84		Questcor Pharmaceuticals, Inc. (a)	3,087
1		ViroPharma, Inc. (a)	15
94		Watson Pharmaceuticals, Inc. (a)	7,338

			26,063

		Total Health Care	137,390

		Industrials — 11.0%
		Aerospace & Defense — 1.4%
73		Alliant Techsystems, Inc.	3,403
9		Exelis, Inc.	88

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Aerospace & Defense — Continued
30		General Dynamics Corp.	1,899
2		Moog, Inc., Class A (a)	62
15		Northrop Grumman Corp.	967
78		Textron, Inc.	2,022
31		Triumph Group, Inc.	1,960

			10,401

		Air Freight & Logistics — 0.4%
28		FedEx Corp.	2,550

		Airlines — 0.3%
212		U.S. Airways Group, Inc. (a)	2,431
3		United Continental Holdings, Inc. (a)	57

			2,488

		Building Products — 0.0% (g)
2		Armstrong World Industries, Inc.	88

		Commercial Services & Supplies — 0.6%
9		Brink’s Co. (The)	202
2		Copart, Inc. (a)	42
1		Covanta Holding Corp.	10
48		Herman Miller, Inc.	878
13		Iron Mountain, Inc.	408
4		Mine Safety Appliances Co.	120
14		Portfolio Recovery Associates, Inc. (a)	1,147
5		Republic Services, Inc.	156
15		Stericycle, Inc. (a)	1,376
1		Tetra Tech, Inc. (a)	36

			4,375

		Construction & Engineering — 1.4%
89		AECOM Technology Corp. (a)	1,450
6		Fluor Corp.	298
98		KBR, Inc.	2,564
163		URS Corp.	5,700

			10,012

		Electrical Equipment — 0.4%
5		Acuity Brands, Inc.	308
13		AMETEK, Inc.	394
2		Belden, Inc.	68
37		EnerSys, Inc. (a)	1,271
27		General Cable Corp. (a)	695
1		Rockwell Automation, Inc.	91

			2,827

		Industrial Conglomerates — 0.1%
1		3M Co.	46
11		Carlisle Cos., Inc.	531
9		Raven Industries, Inc.	280

			857

		Machinery — 4.1%
12		AGCO Corp. (a)	505
8		Barnes Group, Inc.	198
16		Crane Co.	634
61		Dover Corp.	3,299
85		Harsco Corp.	1,811
9		IDEX Corp.	341
194		ITT Corp.	3,642
70		Kennametal, Inc.	2,566
—	(h)	Lincoln Electric Holdings, Inc.	8
8		Oshkosh Corp. (a)	171
14		Parker Hannifin Corp.	1,086
98		Robbins & Myers, Inc.	4,509
15		Sauer-Danfoss, Inc.	545
32		Stanley Black & Decker, Inc.	2,110
73		Terex Corp. (a)	1,428
197		Timken Co.	7,143
1		Trinity Industries, Inc.	16

			30,012

		Professional Services — 1.1%
32		Acacia Research Corp. (a)	906
38		Corporate Executive Board Co. (The)	1,741
55		Dun & Bradstreet Corp. (The)	4,450
7		FTI Consulting, Inc. (a)	180
11		Towers Watson & Co., Class A	647

			7,924

		Road & Rail — 0.7%
1		Amerco, Inc.	125
97		Con-way, Inc.	3,465
10		CSX Corp.	220
—	(h)	Hertz Global Holdings, Inc. (a)	1
8		Norfolk Southern Corp.	571
5		Union Pacific Corp.	578

			4,960

		Trading Companies & Distributors — 0.5%
1		TAL International Group, Inc.	27
12		United Rentals, Inc. (a)	340

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Trading Companies & Distributors — Continued
55		WESCO International, Inc. (a)	3,087

			3,454

		Transportation Infrastructure — 0.0% (g)
—	(h)	Macquarie Infrastructure Co. LLC	7

		Total Industrials	79,955

		Information Technology — 22.8%
		Communications Equipment — 3.4%
9		Arris Group, Inc. (a)	113
1,740		Brocade Communications Systems, Inc. (a)	8,649
751		Cisco Systems, Inc.	11,973
1		F5 Networks, Inc. (a)	84
59		Finisar Corp. (a)	739
4		Harris Corp.	168
5		Ixia (a)	72
4		JDS Uniphase Corp. (a)	42
12		Loral Space & Communications, Inc.	848
179		Polycom, Inc. (a)	1,567
13		Riverbed Technology, Inc. (a)	235
135		Tellabs, Inc.	443

			24,933

		Computers & Peripherals — 1.4%
34		Dell, Inc. (a)	407
485		Hewlett-Packard Co.	8,846
57		Lexmark International, Inc., Class A	1,005

			10,258

		Electronic Equipment, Instruments & Components — 1.2%
1		AVX Corp.	7
—	(h)	Coherent, Inc. (a)	10
39		Corning, Inc.	442
93		Itron, Inc. (a)	3,639
65		Jabil Circuit, Inc.	1,411
—	(h)	Littelfuse, Inc.	5
1		OSI Systems, Inc. (a)	32
5		Plexus Corp. (a)	156
333		Vishay Intertechnology, Inc. (a)	3,282
1		Vishay Precision Group, Inc. (a)	20

			9,004

		Internet Software & Services — 2.6%
144		Akamai Technologies, Inc. (a)	5,068
139		AOL, Inc. (a)	4,442
2		Google, Inc., Class A (a)	1,579
83		IAC/InterActiveCorp.	4,346
12		j2 Global, Inc.	356
55		Sohu.com, Inc., (China) (a)	1,925
39		ValueClick, Inc. (a)	617
6		VeriSign, Inc. (a)	267

			18,600

		IT Services — 3.8%
44		Acxiom Corp. (a)	746
7		CACI International, Inc., Class A (a)	401
282		Computer Sciences Corp.	6,947
55		CoreLogic, Inc. (a)	1,264
2		Euronet Worldwide, Inc. (a)	36
1		Fiserv, Inc. (a)	70
137		Global Payments, Inc.	5,871
—	(h)	Heartland Payment Systems, Inc.	13
1		iGATE Corp. (a)	12
219		Lender Processing Services, Inc.	5,396
48		NeuStar, Inc., Class A (a)	1,687
10		Syntel, Inc.	574
24		Total System Services, Inc.	564
79		Unisys Corp. (a)	1,537
5		Visa, Inc., Class A	673
84		Western Union Co. (The)	1,471

			27,262

		Semiconductors & Semiconductor Equipment — 3.3%
772		Advanced Micro Devices, Inc. (a)	3,135
185		Amkor Technology, Inc. (a)	985
35		Broadcom Corp., Class A (a)	1,170
4		Fairchild Semiconductor International, Inc. (a)	49
267		GT Advanced Technologies, Inc. (a)	1,365
3		KLA-Tencor Corp.	173
1,152		LSI Corp. (a)	7,946
65		Maxim Integrated Products, Inc.	1,781
14		Microsemi Corp. (a)	271
9		NVIDIA Corp. (a)	123
802		ON Semiconductor Corp. (a)	5,564
163		PMC-Sierra, Inc. (a)	868
1		Power Integrations, Inc.	40
13		Teradyne, Inc. (a)	193

			23,663

		Software — 7.1%
113		Adobe Systems, Inc. (a)	3,501

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Software — Continued
25		Autodesk, Inc. (a)	856
46		BMC Software, Inc. (a)	1,824
97		CA, Inc.	2,330
395		Cadence Design Systems, Inc. (a)	4,822
2		Citrix Systems, Inc. (a)	147
26		Compuware Corp. (a)	238
576		Electronic Arts, Inc. (a)	6,349
4		Fair Isaac Corp.	158
35		JDA Software Group, Inc. (a)	1,046
30		Mentor Graphics Corp. (a)	465
416		Microsoft Corp.	12,255
—	(h)	Nuance Communications, Inc. (a)	8
1		Oracle Corp.	39
65		Parametric Technology Corp. (a)	1,391
55		Quest Software, Inc. (a)	1,538
—	(h)	Solera Holdings, Inc.	16
900		Symantec Corp. (a)	14,173
9		Synopsys, Inc. (a)	262
1		Verint Systems, Inc. (a)	15

			51,433

		Total Information Technology	165,153

		Materials — 6.9%
		Chemicals — 4.5%
—	(h)	Air Products & Chemicals, Inc.	24
22		Airgas, Inc.	1,723
1		Albemarle Corp.	70
31		Cabot Corp.	1,200
126		Celanese Corp., Class A	4,800
33		CF Industries Holdings, Inc.	6,371
69		Eastman Chemical Co.	3,628
641		Huntsman Corp.	8,113
14		Minerals Technologies, Inc.	893
8		Mosaic Co. (The)	438
1		Praxair, Inc.	62
100		Rockwood Holdings, Inc.	4,418
12		W.R. Grace & Co. (a)	687

			32,427

		Construction Materials — 0.0% (g)
4		Eagle Materials, Inc.	151

		Containers & Packaging — 0.6%
6		Graphic Packaging Holding Co. (a)	32
136		Owens-Illinois, Inc. (a)	2,510
32		Rock-Tenn Co., Class A	1,874

			4,416

		Metals & Mining — 1.7%
51		Allegheny Technologies, Inc.	1,541
1		Cliffs Natural Resources, Inc.	28
196		Coeur d’Alene Mines Corp. (a)	3,200
1		Kaiser Aluminum Corp.	33
23		Newmont Mining Corp.	1,019
45		SunCoke Energy, Inc. (a)	724
13		United States Steel Corp.	265
159		Walter Energy, Inc.	5,464

			12,274

		Paper & Forest Products — 0.1%
3		Domtar Corp., (Canada)	196
4		Schweitzer-Mauduit International, Inc.	251

			447

		Total Materials	49,715

		Telecommunication Services — 0.4%
		Diversified Telecommunication Services — 0.1%
13		Vonage Holdings Corp. (a)	24
69		Windstream Corp.	688

			712

		Wireless Telecommunication Services — 0.3%
62		MetroPCS Communications, Inc. (a)	540
192		NII Holdings, Inc. (a)	1,300
3		SBA Communications Corp., Class A (a)	151
134		Sprint Nextel Corp. (a)	585

			2,576

		Total Telecommunication Services	3,288

		Utilities — 2.2%
		Electric Utilities — 0.4%
8		Edison International	348
17		Entergy Corp.	1,266
—	(h)	IDACORP, Inc.	8
10		NextEra Energy, Inc.	728
11		NV Energy, Inc.	209
—	(h)	PNM Resources, Inc.	2
1		UIL Holdings Corp.	26

			2,587

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

Long Positions — Continued

		Gas Utilities — 0.1%
2		AGL Resources, Inc.	83
9		UGI Corp.	275
1		WGL Holdings, Inc.	27

			385

		Independent Power Producers & Energy Traders — 0.7%
426		AES Corp. (The) (a)	5,140
13		NRG Energy, Inc.	255

			5,395

		Multi-Utilities — 1.0%
2		Ameren Corp.	58
—	(h)	Avista Corp.	3
18		Black Hills Corp.	583
100		CMS Energy Corp.	2,476
1		Dominion Resources, Inc.	27
40		DTE Energy Co.	2,474
—	(h)	NorthWestern Corp.	1
39		Public Service Enterprise Group, Inc.	1,311

8		Vectren Corp.	227

			7,160

		Water Utilities — 0.0% (g)
5		Aqua America, Inc.	133

		Total Utilities	15,660

		Total Common Stocks (Cost $718,702)	716,790

NUMBER OF WARRANTS
Warrant — 0.0%

		Energy — 0.0%
		Oil, Gas & Consumable Fuels — 0.0%
3		Magnum Hunter Resources Corp., expiring 10/14/13 (a) (Cost $–)	—

Short-Term Investment — 3.7%

		Investment Company — 3.7%
26,735		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (Cost $26,735)	26,735

		Total Investments — 102.5% (Cost $745,437)	743,525
		Liabilities in Excess of Other Assets — (2.5)%	(18,194)

		NET ASSETS — 100.0%	$725,331

Short Positions — 98.7%

		Common Stocks — 98.7%
		Consumer Discretionary — 16.9%
		Auto Components — 1.2%
16		BorgWarner, Inc. (a)	1,050
377		Gentex Corp.	6,040
78		Johnson Controls, Inc.	1,931

			9,021

		Distributors — 0.0% (g)
5		LKQ Corp. (a)	187

		Diversified Consumer Services — 1.3%
120		DeVry, Inc.	2,364
95		K12, Inc. (a)	1,714
2		Service Corp. International	26
186		Sotheby’s	5,446

			9,550

		Hotels, Restaurants & Leisure — 2.0%
1		Bally Technologies, Inc. (a)	40
12		BJ’s Restaurants, Inc. (a)	493
12		Choice Hotels International, Inc.	471
12		Domino’s Pizza, Inc.	396
1		Life Time Fitness, Inc. (a)	27
624		MGM Resorts International (a)	5,939
42		Starbucks Corp.	1,889
80		Yum! Brands, Inc.	5,217

			14,472

		Household Durables — 1.0%
—	(h)	Harman International Industries, Inc.	7
3		Leggett & Platt, Inc.	75
9		MDC Holdings, Inc.	274
—	(h)	Meritage Homes Corp. (a)	11
20		Mohawk Industries, Inc. (a)	1,353
34		Standard Pacific Corp. (a)	192

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Household Durables — Continued
85		Tempur-Pedic International, Inc. (a)	2,410
89		Toll Brothers, Inc. (a)	2,603
2		Whirlpool Corp.	144

			7,069

		Internet & Catalog Retail — 0.6%
1		Amazon.com, Inc. (a)	165
2		HSN, Inc.	69
54		Netflix, Inc. (a)	3,066
24		Shutterfly, Inc. (a)	795

			4,095

		Leisure Equipment & Products — 1.3%
65		Hasbro, Inc.	2,339
193		Mattel, Inc.	6,772

			9,111

		Media — 2.0%
2		AMC Networks, Inc., Class A (a)	99
2		Cinemark Holdings, Inc.	47
60		Clear Channel Outdoor Holdings, Inc., Class A (a)	304
—	(h)	CTC Media, Inc., (Russia)	1
241		DreamWorks Animation SKG, Inc., Class A (a)	4,636
35		Liberty Media Corp. - Liberty Capital, Class A (a)	3,266
170		News Corp., Class B	3,937
2		Omnicom Group, Inc.	75
1,000		Sirius XM Radio, Inc. (a)	2,161

			14,526

		Multiline Retail — 1.4%
157		J.C. Penney Co., Inc.	3,527
25		Macy’s, Inc.	888
46		Nordstrom, Inc.	2,477
306		Saks, Inc. (a)	3,195

			10,087

		Specialty Retail — 4.3%
1		Aaron’s, Inc.	23
1		American Eagle Outfitters, Inc.	18
6		Cabela’s, Inc. (a)	264
262		CarMax, Inc. (a)	7,295
112		DSW, Inc., Class A	6,644
17		Gap, Inc. (The)	506
9		Group 1 Automotive, Inc.	496
10		Guess?, Inc.	301
217		Limited Brands, Inc.	10,320
8		Lumber Liquidators Holdings, Inc. (a)	319
11		Monro Muffler Brake, Inc.	364
8		Pier 1 Imports, Inc.	138
2		Rent-A-Center, Inc.	67
43		Tiffany & Co.	2,345
77		Urban Outfitters, Inc. (a)	2,353

			31,453

		Textiles, Apparel & Luxury Goods — 1.8%
63		Lululemon Athletica, Inc., (Canada) (a)	3,561
14		Ralph Lauren Corp.	2,038
104		Under Armour, Inc., Class A (a)	5,635
10		V.F. Corp.	1,466

			12,700

		Total Consumer Discretionary	122,271

		Consumer Staples — 2.4%
		Beverages — 0.2%
4		Beam, Inc.	225
26		Dr. Pepper Snapple Group, Inc.	1,190

			1,415

		Food & Staples Retailing — 0.3%
10		Casey’s General Stores, Inc.	592
24		Sysco Corp.	699
13		United Natural Foods, Inc. (a)	722

			2,013

		Food Products — 1.3%
44		B&G Foods, Inc.	1,241
1		Campbell Soup Co.	17
14		Darling International, Inc. (a)	226
45		Hain Celestial Group, Inc. (The) (a)	2,521
79		Hillshire Brands Co.	2,011
54		Kraft Foods, Inc., Class A	2,128
17		Mead Johnson Nutrition Co.	1,267

			9,411

		Personal Products — 0.3%
47		Estee Lauder Cos., Inc. (The), Class A	2,461

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Tobacco — 0.3%
26		Altria Group, Inc.	924
30		Reynolds American, Inc.	1,369

			2,293

		Total Consumer Staples	17,593

		Energy — 11.6%
		Energy Equipment & Services — 3.7%
75		Atwood Oceanics, Inc. (a)	3,328
4		Bristow Group, Inc.	202
81		Dril-Quip, Inc. (a)	5,959
247		FMC Technologies, Inc. (a)	11,126
123		Halliburton Co.	4,064
3		Helmerich & Payne, Inc.	135
34		Hornbeck Offshore Services, Inc. (a)	1,424
10		Lufkin Industries, Inc.	461
3		National Oilwell Varco, Inc.	193
—	(h)	Oil States International, Inc. (a)	23
—	(h)	Tidewater, Inc.	10

			26,925

		Oil, Gas & Consumable Fuels — 7.9%
57		Approach Resources, Inc. (a)	1,495
1,228		Arch Coal, Inc.	8,855
168		Cabot Oil & Gas Corp.	7,082
641		Chesapeake Energy Corp.	12,067
6		Cimarex Energy Co.	334
—	(h)	Cobalt International Energy, Inc. (a)	10
18		ConocoPhillips	970
50		CONSOL Energy, Inc.	1,440
2		Continental Resources, Inc. (a)	106
—	(h)	Devon Energy Corp.	18
3		Energen Corp.	138
52		EQT Corp.	2,935
9		EXCO Resources, Inc.	60
274		McMoRan Exploration Co. (a)	3,573
11		Noble Energy, Inc.	998
36		Occidental Petroleum Corp.	3,109
2		Phillips 66	94
48		Pioneer Natural Resources Co.	4,275
65		Plains Exploration & Production Co. (a)	2,609
13		Rosetta Resources, Inc. (a)	552
195		SandRidge Energy, Inc. (a)	1,332
151		Southwestern Energy Co. (a)	5,022

			57,074

		Total Energy	83,999

		Financials — 7.3%
		Capital Markets — 2.0%
114		American Capital Ltd. (a)	1,140
218		Bank of New York Mellon Corp. (The)	4,637
1		BGC Partners, Inc., Class A	7
245		Charles Schwab Corp. (The)	3,095
1		Cohen & Steers, Inc.	33
39		E*TRADE Financial Corp. (a)	295
32		Evercore Partners, Inc., Class A	736
9		Greenhill & Co., Inc.	373
67		Janus Capital Group, Inc.	485
4		Jefferies Group, Inc.	45
43		Knight Capital Group, Inc., Class A (a)	447
221		Morgan Stanley	3,012
8		Northern Trust Corp.	378

			14,683

		Commercial Banks — 1.8%
—	(h)	Bank of the Ozarks, Inc.	6
2		Cathay General Bancorp	27
4		CIT Group, Inc. (a)	159
1		Commerce Bancshares, Inc.	24
8		Community Bank System, Inc.	228
664		First Horizon National Corp.	5,463
17		First Niagara Financial Group, Inc.	128
20		FNB Corp.	214
—	(h)	Fulton Financial Corp.	2
1		Glacier Bancorp, Inc.	20
1		Iberiabank Corp.	33
94		KeyCorp	747
4		National Penn Bancshares, Inc.	38
13		Susquehanna Bancshares, Inc.	143
24		TCF Financial Corp.	245
43		Texas Capital Bancshares, Inc. (a)	1,867
—	(h)	Trustmark Corp.	7
25		U.S. Bancorp	826
2		UMB Financial Corp.	92
3		Umpqua Holdings Corp.	32
246		Valley National Bancorp	2,290
12		Webster Financial Corp.	239
—	(h)	Wintrust Financial Corp.	4

			12,834

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Consumer Finance — 0.1%
2		American Express Co.	94
18		Discover Financial Services	655
2		SLM Corp.	25

			774

		Diversified Financial Services — 1.7%
1,519		Bank of America Corp.	11,152
52		Leucadia National Corp.	1,127
2		MarketAxess Holdings, Inc.	62

			12,341

		Insurance — 1.5%
3		American Financial Group, Inc.	121
—	(h)	Assurant, Inc.	4
—	(h)	Chubb Corp. (The)	24
389		CNO Financial Group, Inc.	3,226
71		Hartford Financial Services Group, Inc.	1,161
9		Kemper Corp.	284
104		MBIA, Inc. (a)	996
1		Mercury General Corp.	29
40		Progressive Corp. (The)	791
—	(h)	Protective Life Corp.	9
2		RLI Corp.	138
72		StanCorp Financial Group, Inc.	2,143
38		Torchmark Corp.	1,915

			10,841

		Real Estate Investment Trusts (REITs) — 0.0% (g)
—	(h)	Realty Income Corp.	17

		Real Estate Management & Development — 0.0% (g)
1		Forest City Enterprises, Inc., Class A (a)	13
12		St. Joe Co. (The) (a)	195

			208

.		Thrifts & Mortgage Finance — 0.2%
12		Astoria Financial Corp.	117
51		Hudson City Bancorp, Inc.	321
30		New York Community Bancorp, Inc.	389
39		People’s United Financial, Inc.	452

			1,279

		Total Financials	52,977

		Health Care — 11.5%
		Biotechnology — 1.8%
114		Ariad Pharmaceuticals, Inc. (a)	2,174
103		Cepheid, Inc. (a)	3,289
128		Dendreon Corp. (a)	610
10		Halozyme Therapeutics, Inc. (a)	94
12		Human Genome Sciences, Inc. (a)	165
54		Idenix Pharmaceuticals, Inc. (a)	546
17		Immunogen, Inc. (a)	271
126		InterMune, Inc. (a)	1,117
1		Isis Pharmaceuticals, Inc. (a)	16
159		Theravance, Inc. (a)	4,640

			12,922

		Health Care Equipment & Supplies — 1.4%
4		Align Technology, Inc. (a)	139
9		Baxter International, Inc.	549
1		Becton, Dickinson & Co.	110
8		C.R. Bard, Inc.	797
1		Cooper Cos., Inc. (The)	90
23		DENTSPLY International, Inc.	852
88		DexCom, Inc. (a)	965
—	(h)	Haemonetics Corp. (a)	14
27		HeartWare International, Inc. (a)	2,420
19		IDEXX Laboratories, Inc. (a)	1,651
—	(h)	Insulet Corp. (a)	8
117		MAKO Surgical Corp. (a)	1,494
16		NxStage Medical, Inc. (a)	244
—	(h)	Varian Medical Systems, Inc. (a)	6
21		Volcano Corp. (a)	545

			9,884

		Health Care Providers & Services — 5.5%
—	(h)	Air Methods Corp. (a)	11
19		AMERIGROUP Corp. (a)	1,686
120		Brookdale Senior Living, Inc. (a)	1,982
296		Centene Corp. (a)	11,264
155		Coventry Health Care, Inc.	5,181
7		DaVita, Inc. (a)	662
6		HealthSouth Corp. (a)	129
49		Henry Schein, Inc. (a)	3,633
196		HMS Holdings Corp. (a)	6,757
12		IPC The Hospitalist Co., Inc. (a)	520
17		Laboratory Corp. of America Holdings (a)	1,408
2		McKesson Corp.	163
52		MEDNAX, Inc. (a)	3,470
—	(h)	MWI Veterinary Supply, Inc. (a)	18
1		Owens & Minor, Inc.	16
2		Patterson Cos., Inc.	67

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Health Care Providers & Services — Continued
52		PSS World Medical, Inc. (a)	1,078
1		VCA Antech, Inc. (a)	15
30		WellCare Health Plans, Inc. (a)	1,926

			39,986

		Health Care Technology — 1.0%
77		athenahealth, Inc. (a)	7,055

		Life Sciences Tools & Services — 0.4%
2		Bruker Corp. (a)	21
35		Life Technologies Corp. (a)	1,537
—	(h)	Luminex Corp. (a)	2
9		Mettler-Toledo International, Inc. (a)	1,464
—	(h)	PerkinElmer, Inc.	3
1		Techne Corp.	34
4		Waters Corp. (a)	294

			3,355

		Pharmaceuticals — 1.4%
131		Akorn, Inc. (a)	1,795
75		Bristol-Myers Squibb Co.	2,655
1		Hospira, Inc. (a)	18
13		Johnson & Johnson	865
13		Medicines Co. (The) (a)	318
50		Merck & Co., Inc.	2,194
237		Nektar Therapeutics (a)	2,016
3		Perrigo Co.	366
4		Salix Pharmaceuticals Ltd. (a)	182

			10,409

		Total Health Care	83,611

		Industrials — 13.6%
		Aerospace & Defense — 0.6%
6		BE Aerospace, Inc. (a)	226
4		Cubic Corp.	209
—	(h)	Engility Holdings, Inc. (a)	5
—	(h)	Esterline Technologies Corp. (a)	24
149		Hexcel Corp. (a)	3,480
—	(h)	L-3 Communications Holdings, Inc.	33
6		Raytheon Co.	308
1		Rockwell Collins, Inc.	41
5		Teledyne Technologies, Inc. (a)	312
—	(h)	United Technologies Corp.	15

			4,653

		Air Freight & Logistics — 0.9%
53		C.H. Robinson Worldwide, Inc.	2,800
11		Expeditors International of Washington, Inc.	388
9		Hub Group, Inc., Class A (a)	266
39		United Parcel Service, Inc., Class B	2,922

			6,376

		Airlines — 0.8%
16		Alaska Air Group, Inc. (a)	575
—	(h)	Allegiant Travel Co. (a)	21
187		Delta Air Lines, Inc. (a)	1,808
58		JetBlue Airways Corp. (a)	317
328		Southwest Airlines Co.	3,017

			5,738

		Building Products — 0.2%
70		Masco Corp.	847
18		USG Corp. (a)	290

			1,137

		Commercial Services & Supplies — 0.4%
15		Avery Dennison Corp.	469
5		Clean Harbors, Inc. (a)	300
1		Deluxe Corp.	25
17		Healthcare Services Group, Inc.	379
18		HNI Corp.	489
7		Interface, Inc.	87
37		Waste Management, Inc.	1,280

			3,029

		Construction & Engineering — 0.4%
8		Granite Construction, Inc.	200
13		Jacobs Engineering Group, Inc. (a)	498
5		MasTec, Inc. (a)	85
14		Quanta Services, Inc. (a)	320
43		Shaw Group, Inc. (The) (a)	1,668

			2,771

		Electrical Equipment — 0.1%
1		Emerson Electric Co.	70
3		Franklin Electric Co., Inc.	190
22		GrafTech International Ltd. (a)	233
1		II-VI, Inc. (a)	17
—	(h)	Regal-Beloit Corp.	16

			526

		Machinery — 7.0%
84		Chart Industries, Inc. (a)	5,426
42		CLARCOR, Inc.	2,011

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Machinery — Continued
90		Colfax Corp. (a)	2,606
45		Cummins, Inc.	4,281
100		Deere & Co.	7,664
15		Donaldson Co., Inc.	498
21		Eaton Corp.	907
25		Flowserve Corp.	3,040
8		Gardner Denver, Inc.	466
160		Manitowoc Co., Inc. (The)	1,919
2		Middleby Corp. (a)	211
1		Nordson Corp.	46
217		PACCAR, Inc.	8,663
81		Pall Corp.	4,307
103		Pentair, Inc.	4,521
3		Snap-on, Inc.	205
9		SPX Corp.	567
7		Toro Co. (The)	267
11		Valmont Industries, Inc.	1,381
6		WABCO Holdings, Inc. (a)	311
6		Wabtec Corp.	482
34		Woodward, Inc.	1,143

			50,922

		Marine — 0.0% (g)
4		Kirby Corp. (a)	209
7		Matson, Inc.	172

			381

		Professional Services — 0.1%
—	(h)	IHS, Inc., Class A (a)	11
10		Manpower, Inc.	369
6		Robert Half International, Inc.	161

			541

		Road & Rail — 0.3%
1		Avis Budget Group, Inc. (a)	15
14		Dollar Thrifty Automotive Group, Inc. (a)	1,040
—	(h)	Heartland Express, Inc.	5
16		J.B. Hunt Transport Services, Inc.	896
1		Kansas City Southern	65
5		Werner Enterprises, Inc.	105

			2,126

		Trading Companies & Distributors — 2.8%
195		Fastenal Co.	8,394
1		MSC Industrial Direct Co., Inc., Class A	76
37		W.W. Grainger, Inc.	7,530
62		Watsco, Inc.	4,222

			20,222

		Total Industrials	98,422

		Information Technology — 25.5%
		Communications Equipment — 2.8%
100		Acme Packet, Inc. (a)	1,584
95		ADTRAN, Inc.	2,047
61		Aruba Networks, Inc. (a)	867
37		Ciena Corp. (a)	586
138		InterDigital, Inc.	3,766
47		Juniper Networks, Inc. (a)	816
7		NETGEAR, Inc. (a)	239
171		QUALCOMM, Inc.	10,213
124		Sonus Networks, Inc. (a)	205
5		ViaSat, Inc. (a)	176

			20,499

		Computers & Peripherals — 2.0%
1		Diebold, Inc.	37
9		EMC Corp. (a)	231
14		NCR Corp. (a)	332
33		NetApp, Inc. (a)	1,063
26		QLogic Corp. (a)	299
299		SanDisk Corp. (a)	12,305

			14,267

		Electronic Equipment, Instruments & Components — 1.8%
7		Amphenol Corp., Class A	425
28		Anixter International, Inc.	1,611
10		Arrow Electronics, Inc. (a)	354
17		Avnet, Inc. (a)	542
9		Cognex Corp.	301
16		FEI Co.	773
32		IPG Photonics Corp. (a)	1,658
4		Molex, Inc.	103
68		National Instruments Corp.	1,764
9		ScanSource, Inc. (a)	257
1		Tech Data Corp. (a)	45
161		Universal Display Corp. (a)	5,101

			12,934

		Internet Software & Services — 2.3%
3		CoStar Group, Inc. (a)	256
20		DealerTrack Holdings, Inc. (a)	579

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Internet Software & Services — Continued
259		eBay, Inc. (a)	11,469
4		Liquidity Services, Inc. (a)	160
3		LivePerson, Inc. (a)	56
23		MercadoLibre, Inc., (Argentina)	1,535
56		Rackspace Hosting, Inc. (a)	2,455

			16,510

		IT Services — 4.7%
3		Cardtronics, Inc. (a)	92
44		Cognizant Technology Solutions Corp., Class A (a)	2,490
20		Convergys Corp.	292
6		Gartner, Inc. (a)	272
4		International Business Machines Corp.	716
9		Jack Henry & Associates, Inc.	295
22		MasterCard, Inc., Class A	9,529
30		Paychex, Inc.	992
81		SAIC, Inc.	941
227		Sapient Corp.	2,258
79		Teradata Corp. (a)	5,332
246		VeriFone Systems, Inc. (a)	8,923
31		Wright Express Corp. (a)	2,025

			34,157

		Office Electronics — 0.6%
641		Xerox Corp.	4,443

		Semiconductors & Semiconductor Equipment — 5.5%
238		Altera Corp.	8,424
35		Analog Devices, Inc.	1,348
193		Applied Materials, Inc.	2,104
2		Atmel Corp. (a)	10
452		Cavium, Inc. (a)	12,204
7		Cirrus Logic, Inc. (a)	252
2		Cree, Inc. (a)	46
60		Cymer, Inc. (a)	3,452
11		Hittite Microwave Corp. (a)	553
73		Intersil Corp., Class A	671
18		Lam Research Corp. (a)	633
10		Microchip Technology, Inc.	321
33		RF Micro Devices, Inc. (a)	128
41		Semtech Corp. (a)	986
48		Skyworks Solutions, Inc. (a)	1,376
1		Texas Instruments, Inc.	22
28		Veeco Instruments, Inc. (a)	1,014
201		Xilinx, Inc.	6,524

			40,068

		Software — 5.8%
64		ACI Worldwide, Inc. (a)	2,831
104		Aspen Technology, Inc. (a)	2,422
128		Concur Technologies, Inc. (a)	8,651
6		FactSet Research Systems, Inc.	590
—	(h)	MICROS Systems, Inc. (a)	5
1		MicroStrategy, Inc., Class A (a)	105
30		Pegasystems, Inc.	830
—	(h)	Progress Software Corp. (a)	3
119		Red Hat, Inc. (a)	6,395
42		Rovi Corp. (a)	561
66		Salesforce.com, Inc. (a)	8,158
4		SolarWinds, Inc. (a)	189
62		Sourcefire, Inc. (a)	3,162
4		TIBCO Software, Inc. (a)	118
380		TiVo, Inc. (a)	3,298
16		Tyler Technologies, Inc. (a)	621
23		Ultimate Software Group, Inc. (a)	2,036
22		VMware, Inc., Class A (a)	2,001

			41,976

		Total Information Technology	184,854

		Materials — 7.4%
		Chemicals — 3.9%
3		Balchem Corp.	116
15		Cytec Industries, Inc.	893
49		Dow Chemical Co. (The)	1,415
198		E.I. du Pont de Nemours & Co.	9,833
30		FMC Corp.	1,623
15		International Flavors & Fragrances, Inc.	832
33		Monsanto Co.	2,793
27		Olin Corp.	545
12		PPG Industries, Inc.	1,301
50		RPM International, Inc.	1,329
112		Scotts Miracle-Gro Co. (The), Class A	4,449
—	(h)	Sensient Technologies Corp.	7
7		Sherwin-Williams Co. (The)	981
14		Sigma-Aldrich Corp.	965
16		Valspar Corp.	791

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Chemicals — Continued
9		Westlake Chemical Corp.	523

			28,396

		Construction Materials — 0.0% (g)
—	(h)	Texas Industries, Inc.	4
6		Vulcan Materials Co.	248

			252

		Containers & Packaging — 0.2%
7		Aptargroup, Inc.	371
14		Ball Corp.	579
19		Bemis Co., Inc.	580
6		Packaging Corp. of America	170
5		Silgan Holdings, Inc.	217

			1,917

		Metals & Mining — 2.5%
73		Alcoa, Inc.	614
28		Allied Nevada Gold Corp. (a)	736
25		Carpenter Technology Corp.	1,208
2		Commercial Metals Co.	23
7		Compass Minerals International, Inc.	522
718		Hecla Mining Co.	3,232
253		Nucor Corp.	9,907
6		Reliance Steel & Aluminum Co.	299
4		Southern Copper Corp.	120
99		Steel Dynamics, Inc.	1,277
—	(h)	Titanium Metals Corp.	1

			17,939

		Paper & Forest Products — 0.8%
11		International Paper Co.	355
66		Louisiana-Pacific Corp. (a)	680
159		MeadWestvaco Corp.	4,526

			5,561

		Total Materials	54,065

		Telecommunication Services — 0.6%
		Diversified Telecommunication Services — 0.4%
39		AT&T, Inc.	1,485
15		CenturyLink, Inc.	622
39		Level 3 Communications, Inc. (a)	758

			2,865

		Wireless Telecommunication Services — 0.2%
13		Crown Castle International Corp. (a)	807
20		Telephone & Data Systems, Inc.	491
1		U.S. Cellular Corp. (a)	29

			1,327

		Total Telecommunication Services	4,192

		Utilities — 1.9%
		Electric Utilities — 1.8%
73		FirstEnergy Corp.	3,675
215		Northeast Utilities	8,557
17		PPL Corp.	494

			12,726

		Gas Utilities — 0.0% (g)
—	(h)	National Fuel Gas Co.	20

		Independent Power Producers & Energy Traders — 0.0% (g)
7		Calpine Corp. (a)	118

		Multi-Utilities — 0.1%
10		SCANA Corp.	510
4		Sempra Energy	311

			821

		Total Utilities	13,685

		Total Short Positions (Proceeds $710,960)	$715,669

Percentages indicated are based on net assets.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2012.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,693
Aggregate gross unrealized depreciation	(34,605)

Net unrealized appreciation/depreciation	$(1,912)

Federal income tax cost of investments	$745,437

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC is generally the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$116,810	$—	$—		$116,810
Consumer Staples	28,813	—	—		28,813
Energy	70,491	—	—		70,491
Financials	49,515	—	—	(a)	49,515
Health Care	137,390	—	—		137,390
Industrials	79,955	—	—		79,955
Information Technology	165,153	—	—		165,153
Materials	49,715	—	—		49,715
Telecommunication Services	3,288	—	—		3,288
Utilities	15,660	—	—		15,660

Total Common Stocks	716,790	—	—		716,790

Warrant
Energy	— (a)	—	—		— (a)
Short-Term Investment
Investment Company	26,735	—	—		26,735

Total Investments in Securities	$743,525	$—	$—	(a)	$743,525

Liabilities
Common Stocks
Consumer Discretionary	$(122,271)	$—	$—		$(122,271)
Consumer Staples	(17,593)	—	—		(17,593)
Energy	(83,999)	—	—		(83,999)
Financials	(52,977)	—	—		(52,977)
Health Care	(83,611)	—	—		(83,611)
Industrials	(98,422)	—	—		(98,422)
Information Technology	(184,854)	—	—		(184,854)
Materials	(54,065)	—	—		(54,065)
Telecommunication Services	(4,192)	—	—		(4,192)
Utilities	(13,685)	—	—		(13,685)

Total Liabilities	$(715,669)	$—	$—		$(715,669)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Investments in Securities	Balance as of 10/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/12
Common Stocks-Financials	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

Total	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Value is zero.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to zero.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.3%
	Australia — 22.8%
2,844	Amcor Ltd.	22,453
2,811	APA Group	14,431
9,063	Arrium Ltd.	6,773
2,764	Ausdrill Ltd.	9,626
2,761	Australia & New Zealand Banking Group Ltd.	67,891
2,230	BHP Billiton Ltd.	74,075
1,619	Commonwealth Bank of Australia	97,472
4,530	DUET Group	9,876
11,066	Envestra Ltd.	9,963
420	Flight Centre Ltd.	9,333
4,054	Goodman Group	15,944
1,042	GrainCorp Ltd.	10,038
5,741	Insurance Australia Group Ltd.	22,639
1,760	Lend Lease Group	14,887
1,749	Medusa Mining Ltd.	8,805
505	Monadelphous Group Ltd.	11,472
2,362	National Australia Bank Ltd.	61,630
2,725	NRW Holdings Ltd.	8,195
1,398	Oil Search Ltd.	10,202
3,695	Regis Resources Ltd. (a)	17,526
559	Rio Tinto Ltd.	30,956
11,946	SP AusNet	13,196
7,478	Spark Infrastructure Group (e)	12,783
8,764	Telstra Corp., Ltd.	36,807
2,957	Transurban Group	18,995
5,619	Westfield Retail Trust	17,953
2,767	Westpac Banking Corp.	67,114
206	Woolworths Ltd.	6,172

		707,207

	China — 14.9%
4,000	AAC Technologies Holdings, Inc.	11,608
12,000	Agile Property Holdings Ltd.	14,171
41,000	Agricultural Bank of China Ltd., Class H	16,566
96,000	Bank of China Ltd., Class H	36,515
18,000	Beijing Capital International Airport Co., Ltd., Class H	12,252
25,000	China Citic Bank Corp., Ltd., Class H	12,541
16,000	China Communications Construction Co., Ltd., Class H	13,953
49,000	China Construction Bank Corp., Class H	32,925
21,500	China Minsheng Banking Corp. Ltd., Class H	19,885
10,000	China National Building Material Co., Ltd., Class H	9,694
8,000	China Oilfield Services Ltd., Class H	12,254
13,500	China Railway Construction Corp., Ltd., Class H	11,748
28,000	China Railway Group Ltd., Class H	12,181
34,000	China Shipping Container Lines Co., Ltd., Class H (a)	8,259
19,000	CNOOC Ltd.	38,115
28,000	Datang International Power Generation Co., Ltd., Class H	9,855
7,000	Great Wall Motor Co., Ltd., Class H	15,647
12,000	Harbin Electric Co., Ltd., Class H	8,947
2,000	Hengan International Group Co., Ltd.	18,913
30,000	Huadian Power International Corp., Class H (a)	9,411
16,000	Huaneng Power International, Inc., Class H	11,555
51,000	Industrial & Commercial Bank of China, Class H	29,080
26,000	PetroChina Co., Ltd., Class H	32,464
7,500	Shimao Property Holdings Ltd.	10,689
1,100	Tencent Holdings Ltd.	32,658
16,000	Want Want China Holdings Ltd.	19,336

		461,222

	Hong Kong — 13.8%
12,000	AIA Group Ltd.	41,926
6,500	BOC Hong Kong Holdings Ltd.	19,881
3,000	Cheung Kong Holdings Ltd.	39,251
3,000	Cheung Kong Infrastructure Holdings Ltd.	18,175
6,500	China Mobile Ltd.	75,849
10,000	China Overseas Land & Investment Ltd.	23,489
6,000	China Resources Land Ltd.	12,086
12,000	First Pacific Co., Ltd.	13,416
6,000	Galaxy Entertainment Group Ltd. (a)	14,355
16,000	Giordano International Ltd.	11,119
4,000	Great Eagle Holdings Ltd.	10,103
400	Jardine Matheson Holdings Ltd.	20,859
500	Jardine Strategic Holdings Ltd.	15,643
3,500	Kerry Properties Ltd.	16,002
17,000	New World Development Co., Ltd.	21,617
11,000	NWS Holdings Ltd.	16,743
2,000	Power Assets Holdings Ltd.	15,695
5,500	SmarTone Telecommunications Holdings Ltd.	11,564
8,000	Vinda International Holdings Ltd.	13,104
4,000	Wheelock & Co., Ltd.	15,634

		426,511

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Indonesia — 2.7%
25,000	Astra International Tbk PT	18,380
24,000	Bank Rakyat Indonesia Persero Tbk PT	17,618
36,500	Charoen Pokphand Indonesia Tbk PT	12,244
47,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	13,754
21,000	Telekomunikasi Indonesia Persero Tbk PT	20,253

		82,249

	Ireland — 0.5%
1,668	James Hardie Industries SE	14,570
	Malaysia — 3.2%
11,200	DiGi.Com Bhd	15,852
12,000	Gamuda Bhd	13,412
2,700	Hong Leong Financial Group Bhd	10,707
2,100	Petronas Dagangan Bhd	14,040
6,100	Sime Darby Bhd	19,118
6,500	Telekom Malaysia Bhd	11,707
4,500	UMW Holdings Bhd	13,571

		98,407

	New Zealand — 0.9%
3,863	Ryman Healthcare Ltd.	11,426
7,905	Telecom Corp of New Zealand Ltd.	16,977

		28,403

	Philippines — 3.5%
12,700	Aboitiz Power Corp.	10,478
43,300	Alliance Global Group, Inc.	12,059
11,000	BDO Unibank, Inc.	16,930
8,160	Metropolitan Bank & Trust Co.	19,492
13,200	Puregold Price Club Inc.	8,387
6,800	Security Bank Corp.	22,953
11,960	Universal Robina Corp.	16,795

		107,094

	Singapore — 3.1%
3,000	DBS Group Holdings Ltd.	35,392
31,000	Golden Agri-Resources Ltd.	18,358
3,000	Keppel Corp., Ltd.	26,850
4,000	UOL Group Ltd.	16,601

		97,201

	South Korea — 14.2%
930	BS Financial Group, Inc.	9,733
310	Dongbu Insurance Co., Ltd.	11,440
410	GS Retail Co., Ltd.	9,156
540	Hana Financial Group, Inc.	17,102
310	Hankook Tire Co., Ltd.	11,363
277	Hotel Shilla Co., Ltd.	11,796
290	Hyundai Marine & Fire Insurance Co., Ltd.	7,157
97	Hyundai Mobis	25,483
213	Hyundai Motor Co.	44,250
92	Hyundai Wia Corp.	13,421
379	Kia Motors Corp.	25,981
1,340	Korean Reinsurance Co.	11,528
333	LG Corp.	17,074
16	Orion Corp.	12,656
83	POSCO	26,510
211	Samsung Electro-Mechanics Co., Ltd.	19,587
116	Samsung Electronics Co., Ltd.	133,344
137	SK Innovation Co., Ltd.	18,618
1,440	Woori Finance Holdings Co., Ltd.	14,025

		440,224

	Taiwan — 8.2%
3,000	Advantech Co., Ltd.	10,592
2,000	Asustek Computer, Inc. (a)	18,389
6,000	Cheng Shin Rubber Industry Co., Ltd.	15,868
5,175	Chicony Electronics Co., Ltd.	9,927
12,000	Compal Electronics, Inc.	11,179
6,000	Far EasTone Telecommunications Co., Ltd.	15,046
5,000	Farglory Land Development Co., Ltd.	8,035
3,000	Giant Manufacturing Co., Ltd. (a)	16,367
7,000	Highwealth Construction Corp. (a)	10,812
6,000	Hon Hai Precision Industry Co., Ltd. (a)	16,716
9,000	Pegatron Corp.	11,667
5,000	Powertech Technology, Inc. (a)	10,010
6,000	Quanta Computer, Inc.	15,521
27,000	Taiwan Semiconductor Manufacturing Co., Ltd.	73,083
5,000	TSRC Corp.	11,332

		254,544

	Thailand — 4.0%
3,300	Advanced Info Service PCL	20,867
3,000	Bangkok Bank PCL, NVDR	18,583
3,800	Kasikornbank PCL, NVDR	21,000
3,600	Siam Commercial Bank PCL	18,418
8,720	Thai Union Frozen Products PCL	20,326

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Thailand — Continued
8,300	Tisco Financial Group PCL	10,682
5,000	Total Access Communication PCL, NVDR	13,016

		122,892

	United Kingdom — 0.5%
2,000	HSBC Holdings plc	16,730

	Total Common Stocks (Cost $2,739,025)	2,857,254

NUMBER OF WARRANTS
Warrants — 5.5%
	Switzerland — 5.5%
	UBS AG,
4,525	expiring 6/26/2013 (a)	20,990
524	expiring 7/29/2013 (a)	12,448
2,668	expiring 6/29/2015 (a)	9,030
1,998	expiring 6/29/2015 (a)	9,390
1,240	expiring 6/29/2015 (a)	11,954
2,297	expiring 6/29/2015 (a)	24,307
1,392	expiring 6/29/2015 (a)	16,331
1,709	expiring 6/29/2015 (a)	21,247
628	expiring 6/29/2015 (a)	12,382
614	expiring 6/29/2015 (a)	18,082
404	expiring 6/29/2015 (a)	14,583

	Total Warrants (Cost $165,839)	170,744

	Total Investments — 97.8% (Cost $2,904,864)	3,027,998
	Other Assets in Excess of Liabilities — 2.2%	66,746

	NET ASSETS — 100.0%	$3,094,744

Percentages indicated are based on net assets.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	23.5%
Semiconductors & Semiconductor Equipment	7.2
Real Estate Management & Development	7.0
Capital Markets	5.6
Metals & Mining	5.4
Wireless Telecommunication Services	5.0
Industrial Conglomerates	4.2
Food Products	4.1
Automobiles	3.9
Oil, Gas & Consumable Fuels	3.8
Insurance	3.1
Diversified Telecommunication Services	2.8
Construction & Engineering	2.7
Computers & Peripherals	2.6
Auto Components	2.2
Electric Utilities	2.0
Independent Power Producers & Energy Traders	1.4
Electronic Equipment, Instruments & Components	1.2
Hotels, Restaurants & Leisure	1.2
Real Estate Investment Trusts (REITs)	1.1
Internet Software & Services	1.1
Transportation Infrastructure	1.0
Others (each less than 1.0%)	7.9

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

NVDR	—	Non Voting Depositary Receipt

(a)	—	Non-income producing security
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $2,857,254 and 94.4%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,698
Aggregate gross unrealized depreciation	(31,564)

Net unrealized appreciation/depreciation	$123,134

Federal income tax cost of investments	$2,904,864

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$170,744	$2,857,254	$—	$3,027,998

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of warrants. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	China — 38.3%
18	AAC Technologies Holdings, Inc.	51
28	Agile Property Holdings Ltd.	33
306	Agricultural Bank of China Ltd., Class H	124
165	China Citic Bank Corp., Ltd., Class H	83
54	China Coal Energy Co., Ltd., Class H	49
413	China Construction Bank Corp., Class H	277
92	China Eastern Airlines Corp., Ltd., Class H (a)	32
94	China Minsheng Banking Corp., Ltd., Class H	87
104	China National Building Material Co., Ltd., Class H	101
80	China Oilfield Services Ltd., Class H	123
180	China Petroleum & Chemical Corp., Class H	162
98	China Southern Airlines Co., Ltd., Class H	48
168	China Telecom Corp., Ltd., Class H	87
155	China Vanke Co., Ltd., Class B	199
106	CNOOC Ltd.	213
35	Great Wall Motor Co., Ltd., Class H	78
382	Industrial & Commercial Bank of China, Class H	218
85	Intime Department Store Group Co., Ltd.	79
1	NetEase, Inc., ADR (a)	38
29	New China Life Insurance Co., Ltd., Class H	89
28	Ping An Insurance Group Co. of China Ltd., Class H	214
18	Sands China Ltd.	54
89	Springland International Holdings Ltd.	42
13	Tencent Holdings Ltd.	371
119	Want Want China Holdings Ltd.	144
52	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	58

		3,054

	Hong Kong — 33.9%
96	AIA Group Ltd.	335
63	Belle International Holdings Ltd.	116
37	BOC Hong Kong Holdings Ltd.	113
22	Cheung Kong Holdings Ltd.	283
16	Cheung Kong Infrastructure Holdings Ltd.	97
41	China Mobile Ltd.	476
72	China Overseas Land & Investment Ltd.	169
80	China Resources Gas Group Ltd.	154
44	China Resources Land Ltd.	89
13	Hutchison Whampoa Ltd.	117
2	Jardine Matheson Holdings Ltd.	110
18	Kerry Properties Ltd.	82
42	Li & Fung Ltd.	83
29	Lifestyle International Holdings Ltd.	65
88	Midland Holdings Ltd.	47
75	New World Development Co., Ltd.	95
13	Orient Overseas International Ltd.	71
29	Wharf Holdings Ltd.	165
4	Wing Hang Bank Ltd.	33

		2,700

	Italy — 1.4%
16	Prada S.p.A.	112

	Taiwan — 25.4%
89	Advanced Semiconductor Engineering, Inc.	69
10	Asustek Computer, Inc. (a)	93
13	Catcher Technology Co., Ltd.	62
63	China Life Insurance Co., Ltd. (a)	61
26	Delta Electronics, Inc.	87
170	E.Sun Financial Holding Co., Ltd.	93
31	Formosa Chemicals & Fibre Corp.	81
22	Foxconn Technology Co., Ltd.	78
49	Hon Hai Precision Industry Co., Ltd. (a)	137
8	MediaTek, Inc.	67
129	Mega Financial Holding Co., Ltd.	103
4	MStar Semiconductor, Inc.	25
33	Oriental Union Chemical Corp.	38
27	Powertech Technology, Inc. (a)	54
12	President Chain Store Corp.	62
125	Prince Housing & Development Corp.	79
39	Quanta Computer, Inc.	101
194	Taiwan Semiconductor Manufacturing Co., Ltd.	525
4	TPK Holding Co., Ltd.	46
13	TXC Corp. (a)	20
85	Uni-President Enterprises Corp.	142

		2,023

	Total Common Stocks (Cost $6,432)	7,889

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 1.2%
	Hong Kong — 1.2%
29	BOCI-Prudential - W.I.S.E. - CSI China Tracker Fund (a) (Cost $115)	97

	Total Investments — 100.2% (Cost $6,547)	7,986
	Liabilities in Excess of Other Assets — (0.2)%	(19)

	NET ASSETS — 100.0%	$7,967

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Management & Development	15.5%
Commercial Banks	14.2
Semiconductors & Semiconductor Equipment	9.3
Insurance	8.8
Wireless Telecommunication Services	6.0
Oil, Gas & Consumable Fuels	5.3
Internet Software & Services	5.1
Computers & Peripherals	4.2
Electronic Equipment, Instruments & Components	3.6
Food Products	3.6
Industrial Conglomerates	2.8
Multiline Retail	2.3
Gas Utilities	1.9
Energy Equipment & Services	1.5
Chemicals	1.5
Specialty Retail	1.4
Textiles, Apparel & Luxury Goods	1.4
Construction Materials	1.3
Mutual Funds	1.2
Electric Utilities	1.2
Diversified Telecommunication Services	1.1
Distributors	1.0
Airlines	1.0
Automobiles	1.0
Others (each less than 1.0%)	3.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $7,949,000 and 99.5%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,666
Aggregate gross unrealized depreciation	(227)

Net unrealized appreciation/depreciation	$1,439

Federal income tax cost of investments	$6,547

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$38	$7,948	$—	$7,986

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the nine months ended July 31, 2012.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.2%
	Brazil — 11.1%
289	BRF - Brasil Foods S.A., ADR (m)	4,151
71	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (m)	5,960
319	Cia Energetica de Minas Gerais, ADR (m)	6,055
65	M. Dias Branco S.A. (a) (m)	1,827
446	MRV Engenharia e Participacoes S.A. (m)	2,447
190	Petroleo Brasileiro S.A., ADR (m)	3,733
175	Telefonica Brasil S.A., ADR (m)	4,079
164	Tim Participacoes S.A., ADR (m)	3,462
573	Vale S.A., ADR (m)	10,338

		42,052

	China — 19.4%
12,344	China Construction Bank Corp., Class H (m)	8,294
1,699	China Merchants Bank Co., Ltd., Class H (m)	3,112
5,156	China Minsheng Banking Corp., Ltd., Class H (m)	4,769
3,329	China Shanshui Cement Group Ltd. (m)	1,880
1,241	China Shenhua Energy Co., Ltd., Class H (m)	4,616
4,178	CNOOC Ltd. (m)	8,381
2,698	Dongfeng Motor Group Co., Ltd., Class H (m)	3,724
3,726	Dongyue Group (m)	1,956
1,589	Great Wall Motor Co., Ltd., Class H (m)	3,551
1,409	Guangzhou R&F Properties Co., Ltd., Class H (m)	1,785
497	Hengan International Group Co., Ltd. (m)	4,700
12,751	Industrial & Commercial Bank of China, Class H (m)	7,271
5,758	Lenovo Group Ltd. (m)	3,971
63	NetEase, Inc., ADR (a) (m)	3,327
5,546	PetroChina Co., Ltd., Class H (m)	6,925
709	Ping An Insurance Group Co. of China Ltd., Class H (m)	5,517

		73,779

	Cyprus — 0.6%
111	Globaltrans Investment plc, Reg. S, GDR (m)	2,092

	Hong Kong — 3.5%
2,696	Chaoda Modern Agriculture Holdings Ltd. (a) (f) (i) (m)	—
168	China Mobile Ltd. (m)	1,960
1,094	Digital China Holdings Ltd. (m)	1,697
76	Jardine Matheson Holdings Ltd. (m)	3,948
2,150	SJM Holdings Ltd. (m)	3,818
5,280	Skyworth Digital Holdings Ltd. (m)	2,026

		13,449

	India — 4.4%
331	Cairn India Ltd. (a) (m)	1,974
463	Housing Development Finance Corp., Ltd. (m)	5,724
119	Infosys Ltd., ADR (m)	4,699
220	Tata Motors Ltd., ADR (m)	4,441

		16,838

	Kazakhstan — 0.8%
157	KazMunaiGas Exploration Production JSC, Reg. S, GDR (m)	2,863

	Malaysia — 0.7%
939	UMW Holdings Berhad (m)	2,832

	Mexico — 0.4%
1,542	Compartamos S.A.B. de C.V. (m)	1,540

	Poland — 1.1%
112	KGHM Polska Miedz S.A. (m)	4,221

	Russia — 7.8%
135	Lukoil OAO, ADR (m)	7,589
286	MMC Norilsk Nickel OJSC, ADR (m)	4,400
308	Mobile Telesystems OJSC, ADR (m)	5,827
1,063	Sberbank of Russia (m)	2,948
354	Sberbank of Russia, ADR (m)	3,919
128	Tatneft, ADR (m)	4,792

		29,475

	South Africa — 7.8%
623	African Bank Investments Ltd. (m)	2,743
516	AVI Ltd. (m)	3,677
198	Exxaro Resources Ltd. (m)	4,030
224	Imperial Holdings Ltd. (m)	5,114
57	Kumba Iron Ore Ltd. (m)	3,566
149	Sasol Ltd. (m)	6,182
139	Tiger Brands Ltd. (m)	4,455

		29,767

	South Korea — 17.0%
216	DGB Financial Group, Inc. (m)	2,451
146	Hana Financial Group, Inc. (m)	4,623
39	Hyundai Motor Co. (m)	8,059
146	Kangwon Land, Inc. (m)	2,993
81	Kia Motors Corp. (m)	5,575
38	KT&G Corp. (m)	2,815
18	Samsung Electronics Co., Ltd. (m)	20,875

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	South Korea — Continued
123	Samsung Heavy Industries Co., Ltd. (m)	4,204
230	SK Hynix, Inc. (a) (m)	4,370
35	SK Innovation Co., Ltd. (m)	4,797
403	Woori Finance Holdings Co., Ltd. (m)	3,923

		64,685

	Taiwan — 6.9%
389	Hon Hai Precision Industry Co., Ltd. (a) (m)	1,084
857	Hon Hai Precision Industry Co., Ltd., Reg. S., GDR (a) (m)	4,738
1,834	Lite-On Technology Corp. (m)	2,292
901	Radiant Opto-Electronics Corp. (a) (m)	3,496
791	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	11,049
3,300	Wistron Corp. (m)	3,524

		26,183

	Thailand — 3.5%
4,006	Charoen Pokphand Foods PCL, NVDR (m)	4,213
553	PTT PCL (m)	5,701
1,422	Thai Union Frozen Products PCL, NVDR (m)	3,315

		13,229

	Turkey — 5.6%
611	Arcelik A.S. (m)	3,020
1,648	Eregli Demir ve Celik Fabrikalari TAS (m)	1,803
146	Koza Altin Isletmeleri A.S. (m)	2,883
87	Tupras Turkiye Petrol Rafinerileri A.S. (m)	1,914
1,409	Turkiye Garanti Bankasi A.S. (m)	5,476
296	Turkiye Halk Bankasi A.S. (m)	2,533
689	Turkiye Is Bankasi, Class C (m)	2,011
1,247	Turkiye Sise ve Cam Fabrikalari A.S. (m)	1,733

		21,373

	Ukraine — 0.5%
85	Kernel Holding S.A. (a) (m)	1,773

	United Arab Emirates — 1.1%
452	Dragon Oil plc (m)	4,036

	Total Common Stocks (Cost $366,548)	350,187

Preferred Stocks — 4.4%
	Brazil — 4.4%
260	Banco do Estado do Rio Grande do Sul (m)	2,060
177	Cia de Bebidas das Americas, ADR (m)	6,816
497	Itau Unibanco Holding S.A., ADR (m)	7,859
4	Telefonica Brasil S.A. (m)	93

	Total Preferred Stocks (Cost $16,807)	16,828

Short-Term Investment — 2.7%
	Investment Company — 2.7%
10,101	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $10,101)	10,101

	Total Investments — 99.3% (Cost $393,456)	377,116
	Other Assets in Excess of Liabilities — 0.7%	2,826

	NET ASSETS — 100.0%	$379,942

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	17.9%
Commercial Banks	16.2
Semiconductors & Semiconductor Equipment	10.6
Automobiles	7.5
Metals & Mining	7.2
Food Products	6.2
Wireless Telecommunication Services	3.0
Computers & Peripherals	2.6
Household Durables	2.4
Electronic Equipment, Instruments & Components	2.0
Beverages	1.8
Hotels, Restaurants & Leisure	1.8
Electric Utilities	1.6
Water Utilities	1.6
Thrifts & Mortgage Finance	1.5
Insurance	1.5
Distributors	1.4
Personal Products	1.2
IT Services	1.2
Machinery	1.1
Diversified Telecommunication Services	1.1
Industrial Conglomerates	1.0
Others (each less than 1.0%)	4.9
Short-Term Investment	2.7

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $277,252,000 and 73.5%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,433
Aggregate gross unrealized depreciation	(39,773)

Net unrealized appreciation/depreciation	$(16,340)

Federal income tax cost of investments	$393,456

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC is generally the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its portfolio, by utilizing the quotations of an independent pricing service, unless the Fund’s Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Brazil	$4,274	$37,778	$—		$42,052
China	3,327	70,452	—		73,779
Cyprus	—	2,092	—		2,092
Hong Kong	—	13,449	—	(a)	13,449
India	—	16,838	—		16,838
Kazakhstan	—	2,863	—		2,863
Malaysia	—	2,832	—		2,832
Mexico	1,540	—	—		1,540
Poland	—	4,221	—		4,221
Russia	—	29,475	—		29,475
South Africa	—	29,767	—		29,767
South Korea	—	64,685	—		64,685
Taiwan	—	26,183	—		26,183
Thailand	—	13,229	—		13,229
Turkey	—	21,373	—		21,373
Ukraine	—	1,773	—		1,773
United Arab Emirates	—	4,036	—		4,036

Total Common Stocks	9,141	341,046	—	(a)	350,187

Preferred Stock
Brazil	2,153	14,675	—		16,828

Total Preferred Stock	2,153	14,675	—		16,828

Short-Term Investment
Investment Company	10,101	—	—		10,101

Total Investments in Securities	$21,395	$355,721	$—	(a)	$377,116

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

The following is a summary of investments for which unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Emerging Economies Fund

	Balance as of 10/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/12
Investments in Securities
Common Stocks - Hong Kong	$—	(a)	$—	$—	$—	$—	$—	$–	$—	$—	(a)

(a)	Value is zero.

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $0.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 90.7%
	Brazil — 8.4%
2,923	CCR S.A. (m)	24,402
1,706	Cielo S.A. (m)	49,869
3,869	OGX Petroleo e Gas Participacoes S.A. (a) (m)	10,780
2,910	Petroleo Brasileiro S.A., ADR (m)	55,374
1,358	Ultrapar Participacoes S.A. (m)	31,842
1,505	WEG S.A. (m)	13,768

		186,035

	Chile — 2.0%
582	Banco Santander Chile, ADR (m)	43,773

	China — 13.2%
7,665	Anhui Conch Cement Co., Ltd., Class H (m)	20,022
55,972	China Construction Bank Corp., Class H (m)	37,610
15,326	China Merchants Bank Co., Ltd., Class H (m)	28,075
33,028	CNOOC Ltd. (m)	66,256
731	New Oriental Education & Technology Group, ADR (a) (m)	8,343
6,220	Ping An Insurance Group Co. of China Ltd., Class H (m)	48,432
7,730	Tingyi Cayman Islands Holding Corp. (m)	19,097
5,268	Tsingtao Brewery Co., Ltd., Class H (m)	30,787
20,159	Want Want China Holdings Ltd. (m)	24,363
3,591	Wumart Stores, Inc., Class H (m)	6,985

		289,970

	Hong Kong — 10.4%
13,844	AIA Group Ltd. (m)	48,368
7,071	China Mobile Ltd. (m)	82,512
7,844	Hang Lung Properties Ltd. (m)	27,714
770	Jardine Matheson Holdings Ltd. (m)	40,154
15,016	Li & Fung Ltd. (m)	29,494

		228,242

	Hungary — 0.7%
945	OTP Bank plc (m)	14,469

	India — 8.6%
872	ACC Ltd. (m)	20,678
2,412	Ambuja Cements Ltd. (m)	7,793
5,300	Bharti Airtel Ltd. (m)	28,448
6,506	Housing Development Finance Corp., Ltd. (m)	80,428
173	Infosys Ltd. (m)	6,876
902	Infosys Ltd., ADR (m)	35,709

1,479	Jindal Steel & Power Ltd. (m)	10,536

		190,468

	Indonesia — 4.0%
62,685	Astra International Tbk PT (m)	46,086
36,814	Bank Rakyat Indonesia Persero Tbk PT (m)	27,024
6,068	Unilever Indonesia Tbk PT (m)	15,494

		88,604

	Luxembourg — 2.0%
1,133	Tenaris S.A., ADR (m)	43,372

	Malaysia — 0.3%
400	British American Tobacco Malaysia Bhd (m)	7,610

	Mexico — 4.0%
8,450	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	45,368
15,299	Wal-Mart de Mexico S.A.B. de C.V., Series V (m)	43,152
		88,520

	Russia — 3.3%
358	Magnit OJSC, GDR (e) (m)	11,602
905	Magnit OJSC, Reg. S, GDR (m)	29,203
11,259	Sberbank of Russia (m)	31,233

		72,038

	South Africa — 9.4%
4,560	African Bank Investments Ltd. (m)	20,083
1,211	Bidvest Group Ltd. (m)	28,971
10,077	FirstRand Ltd. (m)	33,590
960	Impala Platinum Holdings Ltd. (m)	15,038
1,000	Massmart Holdings Ltd. (m)	20,965
2,273	MTN Group Ltd. (m)	40,863
1,602	Shoprite Holdings Ltd. (m)	31,419
481	Tiger Brands Ltd. (m)	15,428

		206,357

	South Korea — 12.7%
98	E-Mart Co., Ltd. (m)	22,621
186	Hyundai Mobis (m)	48,918
280	Hyundai Motor Co. (m)	58,205
53	POSCO (m)	16,785
116	Samsung Electronics Co., Ltd. (m)	133,195

		279,724

	Taiwan — 7.3%
10,955	Delta Electronics, Inc. (m)	36,761

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Taiwan — Continued
5,196	Hon Hai Precision Industry Co., Ltd. (a) (m)	14,476
3,038	President Chain Store Corp. (m)	15,812
3,518	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	9,524
5,996	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	83,758

		160,331

	Turkey — 3.3%
4,300	KOC Holding A.S. (m)	16,683
14,586	Turkiye Garanti Bankasi A.S. (m)	56,699

		73,382

	United Kingdom — 1.1%
1,030	Standard Chartered plc (m)	23,574

	Total Common Stocks (Cost $1,753,110)	1,996,469

Preferred Stocks — 8.0%
	Brazil — 8.0%
1,718	Cia de Bebidas das Americas, ADR (m)	66,243
1,207	Itau Unibanco Holding S.A. (m)	19,063
1,571	Itau Unibanco Holding S.A., ADR (m)	24,838
3,745	Vale S.A., ADR (m)	66,398

	Total Preferred Stocks (Cost $148,624)	176,542

Short-Term Investment — 1.2%
	Investment Company — 1.2%
25,731	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $25,731)	25,731

	Total Investments — 99.9% (Cost $1,927,465)	2,198,742
	Other Assets in Excess of Liabilities — 0.1%	3,213

	NET ASSETS — 100.0%	$2,201,955

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	16.0%
Semiconductors & Semiconductor Equipment	10.3
Food & Staples Retailing	8.3
Oil, Gas & Consumable Fuels	7.5
Wireless Telecommunication Services	6.9
Metals & Mining	4.9
Automobiles	4.7
Beverages	4.4
Insurance	4.4
IT Services	4.2
Industrial Conglomerates	3.9
Thrifts & Mortgage Finance	3.7
Food Products	2.7
Diversified Financial Services	2.4
Electronic Equipment, Instruments & Components	2.3
Auto Components	2.2
Construction Materials	2.2
Energy Equipment & Services	2.0
Distributors	1.3
Real Estate Management & Development	1.3
Transportation Infrastructure	1.1
Others (each less than 1.0%)	2.1
Short-Term Investment	1.2

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $1,495,356,000 and 68.0%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$412,582
Aggregate gross unrealized depreciation	(141,305)

Net unrealized appreciation/depreciation	$271,277

Federal income tax cost of investments	$1,927,465

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC is generally the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its portfolio, by utilizing the quotations of an independent pricing service, unless the Fund’s Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$130,661	$55,374	$—	$186,035
Chile	—	43,773	—	43,773
China	—	289,970	—	289,970
Hong Kong	—	228,242	—	228,242
Hungary	—	14,469	—	14,469
India	—	190,468	—	190,468
Indonesia	—	88,604	—	88,604
Luxembourg	—	43,372	—	43,372
Malaysia	—	7,610	—	7,610
Mexico	88,520	—	—	88,520
Russia	11,602	60,436	—	72,038
South Africa	—	206,357	—	206,357
South Korea	—	279,724	—	279,724
Taiwan	—	160,331	—	160,331
Turkey	—	73,382	—	73,382
United Kingdom	—	23,574	—	23,574

Total Common Stocks	230,783	1,765,686	—	1,996,469

Preferred Stocks
Brazil	19,063	157,479	—	176,542

Total Preferred Stocks	19,063	157,479	—	176,542

Short-Term Investment
Investment Company	25,731	—	—	25,731

Total Investments in Securities	$275,577	$1,923,165	$—	$2,198,742

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

The following is a summary of investments for which unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/12
Investments in Securities
Common Stocks-China	$34,036	$—	$—	$—	$—	$—	$—	$(34,036)	$—
Common Stocks-Malaysia	6,016	—	—	—	—	—	—	(6,016)	—

	$40,052	$—	$—	$—	$—	$—	$—	$(40,052)	$—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

There were no securities owned at July 31, 2012, which were valued using significant unobservable inputs (Level 3).

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 2.8%

		Ireland — 1.2%
RUB	4,000,000	RZD Capital Ltd., Reg. S, 8.300%, 04/02/19 (m)	125,438

		Luxembourg — 1.6%
RUB	5,000,000	Russian Agricultural Bank OJSC Via RSHB Capital S.A., 8.625%, 02/17/17 (m)	157,496

		Total Corporate Bonds (Cost $274,642)	282,934

	Foreign Government Securities — 71.4%
		Brazil — 7.3%
		Brazil Notas do Tesouro Nacional Serie F,
BRL	500,000	10.000%, 01/01/17 (d) (m)	255,186
BRL	950,000	10.000%, 01/01/21 (d) (m)	482,310

			737,496

		Chile — 2.3%
CLP	100,000,000	Republic of Chile, 5.500%, 08/05/20 (m)	227,509

		Colombia — 2.7%
		Republic of Colombia,
COP	265,000,000	7.750%, 04/14/21 (m)	187,885
COP	100,000,000	9.850%, 06/28/27 (m)	88,111

			275,996

		Hungary — 2.6%
		Republic of Hungary,
HUF	35,500,000	7.500%, 11/12/20 (m)	155,824
HUF	25,000,000	8.000%, 02/12/15 (m)	111,333

			267,157

		Indonesia — 11.7%
		Republic of Indonesia,
IDR	1,280,000,000	8.250%, 06/15/32 (m)	162,282
IDR	2,900,000,000	9.500%, 06/15/15 (m)	341,244
IDR	1,400,000,000	9.500%, 07/15/31 (m)	196,725
IDR	3,500,000,000	10.250%, 07/15/22 (m)	486,265

			1,186,516

		Malaysia — 9.0%
		Malaysia Government Bond,
MYR	950,000	3.741%, 02/27/15 (m)	308,997
MYR	400,000	3.892%, 03/15/27 (m)	131,650
MYR	1,200,000	4.160%, 07/15/21 (m)	405,228
MYR	175,000	4.392%, 04/15/26 (m)	60,700

			906,575

		Mexico — 8.7%
		United Mexican States,
MXN	3,400,000	8.000%, 06/11/20 (m)	304,405
MXN	3,350,000	8.500%, 11/18/38 (m)	317,980
MXN	2,400,000	10.000%, 12/05/24 (m)	255,931

			878,316

		Peru — 1.8%
		Republic of Peru,
PEN	235,000	Reg. S, 6.900%, 08/12/37 (m)	107,622
PEN	167,000	Reg. S, 6.950%, 08/12/31 (m)	75,923

			183,545

		Philippines — 1.8%
PHP	7,000,000	Republic of Philippines, 4.950%, 01/15/21 (m)	181,309

		Poland — 4.0%
		Poland Government Bond,
PLN	1,000,000	5.500%, 04/25/15 (m)	309,203
PLN	300,000	5.750%, 09/23/22 (m)	95,625

			404,828

		Russia — 1.7%
RUB	5,000,000	Russian Federation, Reg. S, 7.850%, 03/10/18 (m)	166,031

		South Africa — 4.6%
		Republic of South Africa,
ZAR	2,250,000	7.000%, 02/28/31 (m)	250,971
ZAR	850,000	7.750%, 02/28/23 (m)	107,918
ZAR	700,000	10.500%, 12/21/26 (m)	108,161

			467,050

		Thailand — 4.7%
		Thailand Government Bond,
THB	3,595,900	1.231%, 07/14/21 (m)	114,762
THB	4,300,000	3.580%, 12/17/27 (m)	138,569
THB	6,800,000	3.875%, 06/13/19 (m)	223,030

			476,361

		Turkey — 8.5%
		Republic of Turkey,
TRY	113,070	3.003%, 02/23/22 (m)	63,911
TRY	730,000	9.000%, 03/08/17 (m)	424,615

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued

		Turkey — Continued
TRY	590,000	10.500%, 01/15/20 (m)	374,969

			863,495

		Total Foreign Government Securities (Cost $7,094,941)	7,222,184

	Supranational — 3.3%
RUB	11,000,000	European Investment Bank, 6.750%, 06/13/17 (m) (Cost $331,969)	335,431

SHARES
	Short-Term Investment — 17.3%
		Investment Company — 17.3%
	1,750,180	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $1,750,180)	1,750,180

		Total Investments — 94.8% (Cost $9,451,732)	9,590,729
		Other Assets in Excess of Liabilities — 5.2%	531,381

		NET ASSETS — 100.0%	$10,122,110

Percentages indicated are based on net assets.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT		VALUE
Bank of America	6 month BUBOR semi-annually	6.770% annually	07/30/14	HUF	126,000,000	1,121
Deutsche Bank AG (London)	3 month JIBAR quarterly	7.080% quarterly	07/03/22	ZAR	2,800,000	13,811
Deutsche Bank AG (London)	6 month WIBOR semi-annually	4.580% annually	07/05/17	PLN	1,300,000	4,481

						19,413

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
127,534	EUR
36,960,766	for HUF	Union Bank of Switzerland AG	09/19/12	160,273	#	157,011	#	(3,262)
426,000	BRL	Credit Suisse International†	09/19/12	207,198		206,024		(1,174)
314,000	BRL	Union Bank of Switzerland AG†	09/19/12	153,207		151,858		(1,349)
76,545,000	CLP	Credit Suisse International†	09/20/12	152,541		157,370		4,829
623,880,700	COP	Union Bank of Switzerland AG†	09/19/12	345,978		345,221		(757)
120,710	EUR	BNP Paribas	09/19/12	147,596		148,610		1,014
47,347,695	HUF	Citibank, N.A.	09/19/12	197,202		205,314		8,112
34,661,628	HUF	Credit Suisse International	09/19/12	148,362		150,304		1,942
10,591,830	HUF	State Street Corp.	09/19/12	44,067		45,929		1,862
193,797,005	HUF	Union Bank of Switzerland AG	09/19/12	840,310		840,363		53
254,600,700	IDR	Credit Suisse International†	09/19/12	26,521		26,721		200
9,256,100,000	IDR	Union Bank of Switzerland AG†	09/19/12	976,019		971,455		(4,564)
611,899	ILS	Credit Suisse International	09/19/12	149,656		153,243		3,587
170,600,000	KRW	Union Bank of Switzerland AG†	09/19/12	147,642		150,393		2,751
1,987,076	MXN	BNP Paribas	09/19/12	147,355		148,715		1,360
1,345,122	MXN	Citibank, N.A.	09/19/12	97,934		100,670		2,736
322,171	MXN	Credit Suisse International	09/19/12	23,995		24,112		117
19,461,327	MXN	Union Bank of Switzerland AG	09/19/12	1,439,655		1,456,503		16,848
480,000	MYR	Credit Suisse International†	09/19/12	151,755		152,842		1,087
3,610,590	MYR	Union Bank of Switzerland AG†	09/19/12	1,139,742		1,149,683		9,941
5,464,800	PHP	Credit Suisse International†	09/19/12	129,836		130,767		931
340,142	PLN	Credit Suisse International	09/19/12	100,902		101,213		311
4,043,286	PLN	Union Bank of Switzerland AG	09/19/12	1,202,178		1,203,128		950
23,790,900	RUB	Union Bank of Switzerland AG†	09/19/12	728,064		732,150		4,086
23,604,710	THB	Union Bank of Switzerland AG	09/19/12	744,746		747,408		2,662
106,841	TRY	BNP Paribas	09/19/12	58,084		59,057		973
28,000	TRY	Citibank, N.A.	09/19/12	15,167		15,477		310
271,157	TRY	State Street Corp.	09/19/12	147,987		149,882		1,895
1,960,882	TRY	Union Bank of Switzerland AG	09/19/12	1,067,264		1,083,881		16,617
227,692	ZAR	Royal Bank of Scotland	09/19/12	27,027		27,327		300
141,206	ZAR	State Street Corp.	09/19/12	16,557		16,948		391
8,515,765	ZAR	Union Bank of Switzerland AG	09/19/12	1,029,190		1,022,060		(7,130)
				11,964,010		12,031,639		67,629

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
314,000	BRL	Credit Suisse International†	09/19/12	155,062	151,859	3,203
122,472,000	CLP	Credit Suisse International†	09/20/12	240,826	251,792	(10,966)
130,154,568	CLP	Union Bank of Switzerland AG†	09/20/12	264,120	267,586	(3,466)
271,252,500	COP	Credit Suisse International†	09/19/12	150,029	150,096	(67)
46,340,038	COP	Union Bank of Switzerland AG†	09/19/12	25,774	25,642	132
3,099,724	CZK	BNP Paribas	09/19/12	149,230	150,581	(1,351)
120,710	EUR	Credit Suisse International	09/19/12	153,213	148,609	4,604
122,725	EUR	Union Bank of Switzerland AG	09/19/12	149,933	151,090	(1,157)
11,881,915	HUF	Credit Suisse International	09/19/12	50,640	51,523	(883)
156,179,014	HUF	State Street Corp.	09/19/12	673,893	677,240	(3,347)
302,429,059	IDR	Credit Suisse International†	09/19/12	31,701	31,741	(40)
10,152,129,000	IDR	Goldman Sachs International†	09/19/12	1,068,533	1,065,497	3,036
191,684,767	IDR	State Street Bank & Trust†	09/19/12	20,072	20,118	(46)
593,690,000	IDR	Union Bank of Switzerland AG†	09/19/12	62,379	62,309	70
611,899	ILS	Credit Suisse International	09/19/12	151,232	153,243	(2,011)
170,600,000	KRW	Credit Suisse International†	09/19/12	148,477	150,393	(1,916)
1,253,673	MXN	State Street Corp.	09/19/12	91,693	93,826	(2,133)
2,794,381	MXN	Union Bank of Switzerland AG	09/19/12	206,813	209,134	(2,321)
14,957,550	MXN	Westpac Banking Corp.	09/19/12	1,110,550	1,119,437	(8,887)
590,600	MYR	Credit Suisse International†	09/19/12	185,134	188,059	(2,925)
2,749,400	MYR	Goldman Sachs International†	09/19/12	862,286	875,463	(13,177)
269,534	MYR	State Street Bank & Trust†	09/19/12	84,933	85,825	(892)
10,680,519	PHP	Credit Suisse International†	09/19/12	253,905	255,573	(1,668)
1,037,683	PLN	Credit Suisse International	09/19/12	303,233	308,776	(5,543)
1,361,299	PLN	State Street Corp.	09/19/12	404,490	405,071	(581)
181,452	PLN	Union Bank of Switzerland AG	09/19/12	53,681	53,993	(312)
11,107,500	RUB	Citibank, N.A. †	09/19/12	332,063	341,827	(9,764)
192,000	SGD	Credit Suisse International	09/19/12	151,515	154,295	(2,780)
14,855,400	THB	Goldman Sachs International	09/19/12	467,151	470,374	(3,223)
857,921	THB	Union Bank of Switzerland AG	09/19/12	27,130	27,164	(34)
51,001	TRY	BNP Paribas	09/19/12	27,797	28,191	(394)
271,157	TRY	Citibank, N.A.	09/19/12	147,037	149,882	(2,845)
1,807,496	TRY	State Street Corp.	09/19/12	983,505	999,096	(15,591)
2,006	TRY	Union Bank of Switzerland AG	09/19/12	1,091	1,109	(18)
1,246,216	ZAR	Citibank, N.A.	09/19/12	150,753	149,571	1,182
4,108,077	ZAR	State Street Corp.	09/19/12	496,851	493,051	3,800
310,220	ZAR	Union Bank of Switzerland AG	09/19/12	37,713	37,233	480
				9,874,438	9,956,269	(81,831)

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 07/31/12 of the currency being sold, and the value at 07/31/12 is the U.S. dollar market value of the currency being purchased.
†	Non-deliverable forward.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
CZK	—	Czech Republic Krona
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peru Nuevo Sol
PHP	—	Philippines peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	New Turkish Lira
ZAR	—	South African Rand

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	146,082
Aggregate gross unrealized depreciation	(7,085)

Net unrealized appreciation/depreciation	138,997

Federal income tax cost of investments	9,451,732

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,750,180	$7,840,549	$—	$9,590,729
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$102,372	$—	$102,372
Swaps	—	19,413	—	19,413

Total Appreciation in Other Financial Instruments	$—	$121,785	$—	$121,785

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(116,574)	$—	$(116,574)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — 46.8%

		Australia — 2.2%
AUD	949	Australia Government Bond, 4.750%, 11/15/12 (m)	1,001
AUD	660	6.500%, 05/15/13 (m)	712

			1,713

		Canada — 6.7%
		Government of Canada,
CAD	2,340	1.500%, 12/01/12 (m)	2,337
CAD	1,350	1.750%, 03/01/13 (m)	1,351
CAD	1,600	2.000%, 09/01/12 (m)	1,597

			5,285

		Denmark — 1.0%
DKK	2,435	Kingdom of Denmark, 4.000%, 11/15/12 (m)	407
DKK	2,200	Kommunekredit, 4.000%, 01/01/16 (m)	406

			813

		Germany — 3.7%
		Kreditanstalt fuer Wiederaufbau,
SEK	2,520	3.250%, 05/05/14 (m)	379
NOK	6,400	3.375%, 01/18/13 (m)	1,069
NOK	2,090	4.000%, 12/15/14 (m)	364
NOK	6,500	5.000%, 05/15/15 (m)	1,157

			2,969

		Indonesia — 3.3%
		Republic of Indonesia,
IDR	5,350,000	7.000%, 05/15/22 (m)	622
IDR	4,127,000	8.250%, 07/15/21 (m)	515
IDR	12,290,000	9.500%, 06/15/15 (m)	1,446

			2,583

		Mexico — 11.7%
		United Mexican States,
MXN	32,900	8.000%, 12/19/13 (m)	2,585
MXN	40,300	8.000%, 12/17/15 (m)	3,334
MXN	40,310	9.500%, 12/18/14 (m)	3,357

			9,276

		Norway — 0.8%
NOK	3,500	Kommunalbanken AS, 3.500%, 09/11/15 (m)	606

		Poland — 2.3%
		Poland Government Bond,
PLN	4,110	5.250%, 04/25/13 (m)	1,238
PLN	2,000	5.500%, 04/25/15 (m)	618

			1,856

		South Africa — 2.8%
		South Africa Government Bond,
ZAR	7,700	6.750%, 03/31/21 (m)	936
ZAR	8,550	13.500%, 09/15/15 (m)	1,267

			2,203

		South Korea — 0.5%
KRW	430,000	Republic of Korea, 3.500%, 06/10/14 (m)	385

		Sweden — 1.4%
SEK	7,670	Kingdom of Sweden, 5.500%, 10/08/12 (m)	1,136

		Thailand — 3.2%
		Kingdom of Thailand,
THB	34,800	3.650%, 12/17/21 (m)	1,140
THB	42,260	5.250%, 05/12/14 (m)	1,392

			2,532

		Turkey — 7.2%
		Turkey Government Bond,
TRY	2,835	9.000%, 03/08/17 (m)	1,649
TRY	2,350	10.000%, 12/04/13 (m)	1,348
TRY	2,290	10.000%, 06/17/15 (m)	1,345
TRY	2,325	16.000%, 08/28/13 (m)	1,402

			5,744

		Total Foreign Government Securities (Cost $37,417)	37,101

	Supranational — 3.3%
		European Investment Bank,
CHF	880	3.500%, 01/28/14 (m)	948
NOK	3,000	3.750%, 05/15/15 (m)	522
SEK	7,500	4.500%, 05/05/14 (m)	1,156

		Total Supranational (Cost $2,676)	2,626

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 55.0%
	Investment Company — 55.0%
43,649	JPMorgan Prime Money Market Fund,Institutional Class Shares, 0.120% (b) (l) (m) (Cost $43,649)	43,649

	Total Investments — 105.1% (Cost $83,742)	83,376
	Liabilities in Excess of Other Assets — (5.1)%	(4,067)

	NET ASSETS — 100.0%	$79,309

Percentages indicated are based on net assets.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,113,181	AED	Deutsche Bank AG	08/28/12	1,120	1,120	— (h)
502,700	AED	Union Bank of Switzerland AG	08/28/12	137	137	— (h)
5,956,135	ARS	HSBC Bank, N.A. †	08/28/12	1,275	1,267	(8)
699,600	ARS	Union Bank of Switzerland AG †	08/28/12	150	149	(1)
2,509,097	AUD	Credit Suisse International	08/28/12	2,605	2,630	25
129,821	AUD	Deutsche Bank AG	08/28/12	134	136	2
354,672	AUD	Union Bank of Switzerland AG	08/28/12	372	372	— (h)
436,400	BRL	Deutsche Bank AG †	08/28/12	215	212	(3)
14,107,804	BRL	State Street Bank & Trust †	08/28/12	6,932	6,850	(82)
1,203,500	BRL	Union Bank of Switzerland AG †	08/28/12	588	584	(4)
411,803	CAD	BNP Paribas	08/28/12	410	410	— (h)
458,872	CAD	Credit Suisse International	08/28/12	454	457	3
172,107	CAD	Deutsche Bank AG	08/28/12	171	172	1
91,175	CAD	Union Bank of Switzerland AG	08/28/12	90	91	1
213,108	CHF	BNP Paribas	08/28/12	217	218	1
929,875	CHF	Credit Suisse International	08/28/12	953	953	— (h)
715,433	CNY	Citibank, N.A. †	08/28/12	113	112	(1)
93,402,591	CNY	Deutsche Bank AG †	08/28/12	14,759	14,647	(112)
871,600	CNY	HSBC Bank, N.A. †	08/28/12	138	137	(1)
7,495,300	CNY	Union Bank of Switzerland AG †	08/28/12	1,182	1,175	(7)
1,790,108,620	COP	Deutsche Bank AG †	08/28/12	1,000	994	(6)
216,407,300	COP	Union Bank of Switzerland AG †	08/28/12	120	120	— (h)
488,750	DKK	BNP Paribas	08/28/12	81	81	— (h)
4,378,788,706	IDR	Citibank, N.A. †	08/28/12	462	461	(1)
2,587,485,700	IDR	Union Bank of Switzerland AG †	08/28/12	272	272	— (h)
307,718,871	INR	Citibank, N.A. †	08/28/12	5,539	5,502	(37)
8,968,000	INR	Deutsche Bank AG †	08/28/12	161	160	(1)
25,520,156	INR	Union Bank of Switzerland AG †	08/28/12	457	456	(1)
118,357,800	KRW	Deutsche Bank AG †	08/28/12	103	104	1
4,464,326,668	KRW	Union Bank of Switzerland AG †	08/28/12	3,916	3,941	25
3,851,837	MXN	BNP Paribas	08/28/12	290	289	(1)
1,655,462	MXN	Deutsche Bank AG	08/28/12	126	124	(2)
1,227,622	MXN	Union Bank of Switzerland AG	08/28/12	89	92	3
1,122,095	NOK	BNP Paribas	08/28/12	185	186	1
461,160	PLN	BNP Paribas	08/28/12	137	138	1
5,772,865	RUB	Deutsche Bank AG †	08/28/12	177	178	1
201,133,312	RUB	HSBC Bank, N.A. †	08/28/12	6,257	6,211	(46)
16,339,858	RUB	Union Bank of Switzerland AG †	08/28/12	504	505	1
6,956,096	SAR	Deutsche Bank AG	08/28/12	1,855	1,855	— (h)
1,369,178	SEK	BNP Paribas	08/28/12	201	201	— (h)
5,077,200	THB	Union Bank of Switzerland AG	08/28/12	161	161	— (h)
349,745	TRY	BNP Paribas	08/28/12	193	194	1
203,392	TRY	Union Bank of Switzerland AG	08/28/12	111	113	2
52,228,948	TWD	Union Bank of Switzerland AG †	08/28/12	1,744	1,742	(2)
11,963,605	ZAR	HSBC Bank, N.A.	08/28/12	1,406	1,440	34
				57,562	57,349	(213)

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
87,200	AED	HSBC Bank, N.A.	08/28/12	24	24	–	(h)
144,700	ARS	HSBC Bank, N.A. †	08/28/12	31	31	–	(h)
67,890	AUD	Credit Suisse International	08/28/12	71	71	–	(h)
257,500	BRL	HSBC Bank, N.A. †	08/28/12	125	125	–	(h)
103,109	CAD	Credit Suisse International	08/28/12	103	103	–	(h)
30,841	CHF	Credit Suisse International	08/28/12	32	32	–	(h)
1,968,984	CNY	BNP Paribas †	08/28/12	311	309	2
42,465,700	COP	HSBC Bank, N.A. †	08/28/12	24	24	–	(h)
2,418,254	DKK	BNP Paribas	08/28/12	400	400	–	(h)
95,531	DKK	Credit Suisse International	08/28/12	16	16	–	(h)
448,963,000	IDR	HSBC Bank, N.A. †	08/28/12	47	47	–	(h)
4,390,705	INR	HSBC Bank, N.A. †	08/28/12	79	79	–	(h)
54,016,800	KRW	HSBC Bank, N.A. †	08/28/12	48	48	–	(h)
5,583,768	MXN	BNP Paribas	08/28/12	418	419	(1)
15,160,269	MXN	Citibank, N.A.	08/28/12	1,143	1,137	6
632,669	MXN	Credit Suisse International	08/28/12	47	47	–	(h)
42,583,701	MXN	State Street Corp.	08/28/12	3,227	3,192	35
13,459,204	NOK	BNP Paribas	08/28/12	2,211	2,231	(20)
286,238	NOK	Credit Suisse International	08/28/12	47	47	–	(h)
1,585,963	PLN	BNP Paribas	08/28/12	468	473	(5)
1,203,569	PLN	Citibank, N.A.	08/28/12	358	359	(1)
52,973	PLN	Credit Suisse International	08/28/12	16	16	–	(h)
2,802,200	RUB	HSBC Bank, N.A. †	08/28/12	87	87	–	(h)
189,400	SAR	Deutsche Bank AG	08/28/12	51	51	–	(h)
6,802,592	SEK	BNP Paribas	08/28/12	982	998	(16)
214,991	SEK	Credit Suisse International	08/28/12	32	32	–	(h)
749,775	THB	HSBC Bank, N.A.	08/28/12	24	24	–	(h)
9,379,838	THB	State Street Corp.	08/28/12	296	297	(1)
2,057,175	TRY	Citibank, N.A.	08/28/12	1,140	1,141	(1)
99,664	TRY	Credit Suisse International	08/28/12	55	55	–	(h)
3,730,850	TRY	Royal Bank of Canada	08/28/12	2,053	2,069	(16)
951,700	TWD	HSBC Bank, N.A. †	08/28/12	32	32	–	(h)
2,015,413	ZAR	BNP Paribas	08/28/12	243	243	–	(h)
17,915,556	ZAR	Royal Bank of Canada	08/28/12	2,188	2,155	33
				16,429	16,414	15

†	Non-deliverable forward.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AED	—	Arab Emirates Dirham
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China Yuan
COP	—	Colombian Peso
DKK	—	Danish Krone
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
THB	—	Thai Baht
TRY	—	New Turkish Lira
TWD	—	Taiwan Dollar
ZAR	—	South African Rand

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	211
Aggregate gross unrealized depreciation	(577)

Net unrealized appreciation/depreciation	(366)

Federal income tax cost of investments	83,742

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$43,649	$39,727	$—	$83,376

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$179	$—	$179

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(377)	$—	$(377)

(a) All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 22.7%
	Australia — 0.6%
270	Commonwealth Bank of Australia	16,255
5,410	GrainCorp Ltd.	52,115
300	National Australia Bank Ltd.	7,828
7,400	Telstra Corp., Ltd.	31,078
550	Westpac Banking Corp.	13,340

		120,616

	Belgium — 0.1%
150	Anheuser-Busch InBev N.V.	11,869

	Denmark — 0.1%
150	Carlsberg A/S, Class B	12,124
40	Novo Nordisk A/S, Class B	6,168

		18,292

	France — 0.8%
536	AXA S.A.	6,512
440	L’Oreal S.A.	52,757
80	LVMH Moet Hennessy Louis Vuitton S.A.	12,034
980	Sanofi	79,956
270	Total S.A.	12,441

		163,700

	Germany — 1.6%
155	Allianz SE	15,377
580	BASF SE	42,342
1,100	Bayer AG	83,548
250	Bayerische Motoren Werke AG	18,606
2,713	Deutsche Wohnen AG	45,188
800	GSW Immobilien AG	29,425
110	Muenchener Rueckversicherungs AG	15,586
1,000	SAP AG	63,463

		313,535

	Hong Kong — 0.0% (g)
652	HKT Trust/HKT Ltd.	519

	Indonesia — 0.0% (g)
2,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	579

	Ireland — 0.1%
387	Accenture plc, Class A	23,336

	Israel — 0.2%
1,120	Teva Pharmaceutical Industries Ltd.	45,680

	Italy — 0.2%
1,900	Eni S.p.A.	39,179

	Japan — 3.3%
3,000	Anritsu Corp.	37,078
1,900	Bridgestone Corp.	42,796
600	East Japan Railway Co.	38,380
500	FamilyMart Co., Ltd.	23,661
1,300	Honda Motor Co., Ltd.	41,328
2,800	Japan Tobacco, Inc.	87,961
16,700	Mitsubishi UFJ Financial Group, Inc.	80,979
29,000	Mizuho Financial Group, Inc.	47,762
500	Nippon Telegraph & Telephone Corp.	23,210
1,900	Nissan Motor Co., Ltd.	17,864
5	NTT DOCOMO, Inc.	8,358
500	Softbank Corp.	19,077
2,400	Sumitomo Mitsui Financial Group, Inc.	75,579
1,200	Toyota Motor Corp.	45,884
100	Unicharm Corp.	5,509
1,100	West Japan Railway Co.	47,443

		642,869

	Netherlands — 1.6%
1,230	European Aeronautic Defence and Space Co. N.V.	44,137
1,100	Gemalto N.V.	84,056
850	Nutreco N.V.	61,031
2,200	Royal Dutch Shell plc, Class A	74,762
1,260	Royal Dutch Shell plc, Class B	44,324

		308,310

	New Zealand — 0.4%
37,200	Telecom Corp. of New Zealand Ltd.	79,769

	Norway — 0.1%
721	Telenor ASA	12,192

	Singapore — 0.6%
41,000	First Real Estate Investment Trust	31,272
11,000	First Resources Ltd.	16,746
114,000	Lippo Malls Indonesia Retail Trust	37,942
8,000	Singapore Telecommunications Ltd.	22,956

		108,916

	Sweden — 0.1%
620	Swedish Match AB	26,091

	Switzerland — 1.6%
242	ACE Ltd.	17,787
168	Cie Financiere Richemont S.A., Class A	9,506
1,145	Nestle S.A.	70,344
850	Novartis AG	49,911
380	Roche Holding AG	67,289

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Switzerland — Continued
475	Swiss Re AG (a)	29,734
84	Syngenta AG	28,643
334	Tyco International Ltd.	18,350
97	Zurich Insurance Group AG (a)	21,528

		313,092

	United Kingdom — 4.0%
3,500	Berkeley Group Holdings plc (a)	74,880
10,800	BP plc	71,711
920	British American Tobacco plc	48,865
8,600	BT Group plc	29,259
1,150	Diageo plc	30,739
2,930	GlaxoSmithKline plc	67,419
3,299	HSBC Holdings plc	27,560
1,650	Imperial Tobacco Group plc	64,028
8,900	Legal & General Group plc	17,716
3,500	National Grid plc	36,305
1,400	Pearson plc	26,210
2,980	Persimmon plc	28,679
2,460	Prudential plc	29,274
220	SABMiller plc	9,486
1,312	Standard Chartered plc	30,034
1,380	Unilever plc	49,482
25,750	Vodafone Group plc	73,695
830	Weir Group plc (The)	21,435
8,100	William Hill plc	39,811

		776,588

	United States — 7.3%
636	Altria Group, Inc.	22,877
487	American Express Co.	28,105
380	AmerisourceBergen Corp.	15,086
361	Amgen, Inc.	29,819
133	Apple, Inc. (a)	81,231
915	Ares Capital Corp.	15,216
837	AT&T, Inc.	31,739
330	Berkshire Hathaway, Inc., Class B (a)	27,997
220	Bunge Ltd.	14,469
341	Capital One Financial Corp.	19,263
763	CBS Corp. (Non-Voting), Class B	25,530
111	CF Industries Holdings, Inc.	21,729
472	Chevron Corp.	51,722
344	Citigroup, Inc.	9,333
988	Comcast Corp., Class A	32,159
146	Deere & Co.	11,216
417	DTE Energy Co.	25,591
894	EMC Corp. (a)	23,432
341	Estee Lauder Cos., Inc. (The), Class A	17,862
328	Exxon Mobil Corp.	28,487
1,048	Fifth Third Bancorp	14,483
131	Flowserve Corp.	15,717
57	Google, Inc., Class A (a)	36,079
536	HollyFrontier Corp.	20,041
244	International Business Machines Corp.	47,819
641	Johnson & Johnson	44,370
568	Macy's, Inc.	20,357
519	Merck & Co., Inc.	22,924
1,511	Microsoft Corp.	44,529
280	Mosaic Co. (The)	16,271
875	Mylan, Inc. (a)	20,151
299	National Oilwell Varco, Inc.	21,618
196	Noble Energy, Inc.	17,136
340	Norfolk Southern Corp.	25,177
332	Occidental Petroleum Corp.	28,894
189	Parker Hannifin Corp.	15,180
1,915	Pfizer, Inc.	46,037
416	Philip Morris International, Inc.	38,039
94	PPG Industries, Inc.	10,289
820	PulteGroup, Inc. (a)	9,266
365	QUALCOMM, Inc.	21,783
651	Reynolds American, Inc.	30,122
134	Simon Property Group, Inc.	21,506
200	SL Green Realty Corp.	15,750
334	Stone Energy Corp. (a)	8,771
349	Time Warner Cable, Inc.	29,641
183	Union Pacific Corp.	22,438
410	UnitedHealth Group, Inc.	20,947
523	Verizon Communications, Inc.	23,608
199	Visa, Inc., Class A	25,685
583	Wal-Mart Stores, Inc.	43,393
270	Watson Pharmaceuticals, Inc. (a)	21,014
1,153	Wells Fargo & Co.	38,983
160	Whole Foods Market, Inc.	14,685
242	Xilinx, Inc.	7,841
367	Yum! Brands, Inc.	23,796

		1,417,203

	Total Common Stocks (Cost $4,241,800)	4,422,335

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 23.6%
	Australia — 0.2%
	FMG Resources August 2006 Pty Ltd.,
2,000	6.000%, 04/01/17 (e)	1,995
3,000	6.375%, 02/01/16 (e)	3,015
16,000	6.875%, 02/01/18 (e)	16,160
9,000	6.875%, 04/01/22 (e)	8,978
10,000	7.000%, 11/01/15 (e)	10,250

		40,398

	Bahamas — 0.0% (g)
3,000	Ultrapetrol Bahamas Ltd., 9.000%, 11/24/14	2,565

	Bermuda — 0.1%
10,000	Aircastle Ltd., 9.750%, 08/01/18	11,350

	Canada — 0.3%
10,000	Masonite International Corp., 8.250%, 04/15/21 (e)	10,400
5,000	MEG Energy Corp., 6.375%, 01/30/23 (e)	5,119
2,000	New Gold, Inc., 7.000%, 04/15/20 (e)	2,085
19,000	Novelis, Inc., 8.750%, 12/15/20	21,090
10,000	Telesat Canada/Telesat LLC, 6.000%, 05/15/17 (e)	10,350

		49,044

	Cayman Islands — 0.1%
9,000	MCE Finance Ltd., 10.250%, 05/15/18	10,215

	Finland — 0.0% (g)
3,000	Nokia OYJ, 5.375%, 05/15/19	2,328

	France — 0.0% (g)
5,000	Lafarge S.A., 7.125%, 07/15/36	4,963

	Luxembourg — 0.5%
5,000	ArcelorMittal, 6.250%, 02/25/22	5,010
40,000	Intelsat Jackson Holdings S.A., 7.250%, 04/01/19	42,750
45,000	Intelsat Luxembourg S.A., PIK, 11.500%, 02/04/17	46,800

		94,560

	Mexico — 0.0% (g)
3,000	Kansas City Southern de Mexico S.A. de C.V., 6.625%, 12/15/20	3,375

	Netherlands — 0.0% (g)
5,000	Royal Bank of Scotland N.V., VAR, 1.168%, 03/09/15	4,357

	United Kingdom — 0.0% (g)
10,000	Royal Bank of Scotland Group plc, 5.050%, 01/08/15	10,045

	United States — 22.4%
100,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	89,000
10,000	ACL I Corp., PIK, 10.625%, 02/15/16	9,950
5,000	Actuant Corp., 5.625%, 06/15/22 (e)	5,150
25,000	Advanced Micro Devices, Inc., 7.750%, 08/01/20	26,187
	AK Steel Corp.,
10,000	7.625%, 05/15/20	8,450
6,000	8.375%, 04/01/22	5,070
8,000	Alliance One International, Inc., 10.000%, 07/15/16	8,120
	Ally Financial, Inc.,
9,000	7.500%, 09/15/20	10,496
65,000	8.000%, 11/01/31	77,838
10,000	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	10,025
5,000	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14	5,219
30,000	American International Group, Inc., VAR, 8.175%, 05/15/58	34,200
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
6,000	6.750%, 05/20/20	6,345
6,000	7.000%, 05/20/22	6,375
10,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	10,300
5,000	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	5,388
25,000	Amkor Technology, Inc., 6.625%, 06/01/21	24,812
10,000	Anixter, Inc., 5.625%, 05/01/19	10,375
20,000	Arch Coal, Inc., 7.250%, 10/01/20	17,350
	Avaya, Inc.,
25,000	7.000%, 04/01/19 (e)	22,531
15,000	PIK, 10.875%, 11/01/15	11,813
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5,000	8.250%, 01/15/19	5,369
10,000	9.625%, 03/15/18	11,062
10,000	BakerCorp International, Inc., 8.250%, 06/01/19 (e)	10,000
11,000	Ball Corp., 5.000%, 03/15/22	11,632
	Bank of America Corp.,
10,000	6.500%, 08/01/16	11,290
35,000	Series K, VAR, 8.000%, 01/30/18 (x)	37,709

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– Continued
25,000	Belden, Inc., 7.000%, 03/15/17	25,906
8,000	Berry Plastics Corp., 9.500%, 05/15/18	8,740
	Biomet, Inc.,
8,000	6.500%, 08/01/20 (e)	8,240
25,000	10.000%, 10/15/17	26,625
25,000	Brightstar Corp., 9.500%, 12/01/16 (e)	26,250
17,000	Building Materials Corp. of America, 7.500%, 03/15/20 (e)	18,700
8,000	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	8,050
6,000	Burger King Corp., 9.875%, 10/15/18	6,878
	Cablevision Systems Corp.,
5,000	7.750%, 04/15/18	5,437
17,000	8.625%, 09/15/17	19,423
100,000	Calpine Corp., 7.875%, 01/15/23 (e)	113,750
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
1,000	9.375%, 05/01/19	1,035
4,000	9.625%, 08/01/20 (e)	4,220
6,260	Capmark Financial Group, Inc., Series B, VAR, 9.000%, 09/30/15	6,276
25,000	Carriage Services, Inc., 7.875%, 01/15/15	25,250
	CCO Holdings LLC/CCO Holdings Capital Corp.,
5,000	7.375%, 06/01/20	5,550
35,000	8.125%, 04/30/20	39,550
19,000	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	20,140
30,000	Cenveo Corp., 8.875%, 02/01/18	26,100
5,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	5,387
25,000	Ceridian Corp., 8.875%, 07/15/19 (e)	26,312
25,000	Chemtura Corp., 7.875%, 09/01/18	27,062
15,000	Chesapeake Energy Corp., 6.775%, 3/15/19	14,700
6,000	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 07/15/22	6,045
10,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	9,100
8,000	CHS/Community Health Systems, Inc., 7.125%, 07/15/20	8,380
3,000	Cimarex Energy Co., 5.875%, 05/01/22	3,195
5,000	Cinemark USA, Inc., 7.375%, 06/15/21	5,550
40,000	CIT Group, Inc., 6.625%, 04/01/18 (e)	43,800
9,542	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 0.000%, 01/15/17 (d)	10,055
4,000	CKE Restaurants, Inc., 11.375%, 07/15/18	4,595
	Claire's Stores, Inc.,
22,000	8.875%, 03/15/19	18,535
35,000	9.000%, 03/15/19 (e)	36,312
6,000	Clean Harbors, Inc., 5.250%, 08/01/20 (e)	6,188
	Clear Channel Worldwide Holdings, Inc.,
5,000	7.625%, 03/15/20 (e)	4,687
15,000	7.625%, 03/15/20 (e)	14,363
55,000	9.250%, 12/15/17	59,125
25,000	Series B, 9.250%, 12/15/17	27,000
7,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	7,333
10,000	CNH Capital LLC, 6.250%, 11/01/16 (e)	10,775
35,000	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	37,625
	Comstock Resources, Inc.,
25,000	7.750%, 04/01/19	24,125
4,000	9.500%, 06/15/20	4,190
40,000	Concho Resources, Inc., 7.000%, 01/15/21	43,900
5,000	Constellation Brands, Inc., 6.000%, 05/01/22	5,519
49,564	Continental Airlines 2005-ERJ1 Pass- Through Trust, 9.798%, 04/01/21	53,033
10,000	Continental Resources, Inc., 5.000%, 09/15/22 (e)	10,400
20,000	Cricket Communications, Inc., 7.750%, 10/15/20	19,100
13,000	DaVita, Inc., 6.375%, 11/01/18	13,813
	Dean Foods Co.,
5,000	7.000%, 06/01/16	5,150
5,000	9.750%, 12/15/18	5,475
100,000	Deluxe Corp., 7.000%, 03/15/19	105,250
	DISH DBS Corp.,
3,000	4.625%, 07/15/17 (e)	3,045
7,000	5.875%, 07/15/22 (e)	7,210
10,000	6.750%, 06/01/21	10,938
3,000	Dollar General Corp., 4.125%, 07/15/17	3,113
40,000	Endo Health Solutions, Inc., 7.000%, 07/15/19	44,200
100,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	110,125

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
15,000	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19	15,750
	EP Energy LLC/EP Energy Finance, Inc.,
4,000	6.875%, 05/01/19 (e)	4,270
13,000	9.375%, 05/01/20 (e)	13,991
10,000	Felcor Lodging LP, 6.750%, 06/01/19	10,575
25,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	23,750
7,000	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20 (e)	7,385
5,000	Fidelity National Information Services, Inc., 7.625%, 07/15/17 (e)	5,500
8,000	Fifth & Pacific Cos., Inc., 10.500%, 04/15/19 (e)	8,950
	First Data Corp.,
14,000	7.375%, 06/15/19 (e)	14,612
10,000	8.250%, 01/15/21 (e)	9,975
15,000	10.550%, 09/24/15	15,375
10,000	12.625%, 01/15/21	10,100
10,000	PIK, 8.750%, 01/15/22 (e)	10,038
40,000	Ford Motor Co., 7.450%, 07/16/31	49,650
25,000	Forest Oil Corp., 7.250%, 06/15/19	24,125
25,000	Fresenius Medical Care U.S. Finance, Inc., 6.500%, 09/15/18 (e)	27,906
25,000	Frontier Communications Corp., 8.500%, 04/15/20	27,062
16,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (e)	16,800
3,000	GenOn Energy, Inc., 9.875%, 10/15/20	3,285
25,000	Gibraltar Industries, Inc., Series B, 8.000%, 12/01/15	25,625
10,000	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	10,550
5,000	Gymboree Corp., 9.125%, 12/01/18	4,669
5,000	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	5,350
	HCA, Inc.,
50,000	6.500%, 02/15/20	55,875
20,000	7.500%, 02/15/22	22,450
5,000	8.000%, 10/01/18	5,750
10,000	HD Supply, Inc., 8.125%, 04/15/19 (e)	10,900
15,000	Health Management Associates, Inc., 7.375%, 01/15/20 (e)	16,181
15,000	Hertz Corp. (The), 7.375%, 01/15/21	16,181
25,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	27,250
5,000	Hologic, Inc., 6.250%, 08/01/20 (e)	5,287
12,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	11,760
5,000	Infor U.S., Inc., 9.375%, 04/01/19 (e)	5,350
2,000	Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.500%, 08/15/19 (e)	1,990
	International Lease Finance Corp.,
59,000	8.250%, 12/15/20	69,177
23,000	8.625%, 01/15/22	27,671
13,000	Iron Mountain, Inc., 7.750%, 10/01/19	14,430
	Isle of Capri Casinos, Inc.,
8,000	7.000%, 03/01/14	8,010
3,000	7.750%, 03/15/19	3,124
6,000	iStar Financial, Inc., 9.000%, 06/01/17 (e)	6,090
7,000	J. Crew Group, Inc., 8.125%, 03/01/19	7,201
2,000	Jabil Circuit, Inc., 4.700%, 09/15/22	2,000
	JBS USA LLC/JBS USA Finance, Inc.,
5,000	8.250%, 02/01/20 (e)	4,981
4,000	11.625%, 05/01/14	4,535
	KB Home,
8,000	6.250%, 06/15/15	8,120
2,000	7.500%, 09/15/22	2,020
50,000	Key Energy Services, Inc., 6.750%, 03/01/21	50,125
6,000	Laredo Petroleum, Inc., 7.375%, 05/01/22 (e)	6,330
	Lennar Corp.,
4,000	4.750%, 12/15/17 (e)	3,980
10,000	Series B, 12.250%, 06/01/17	13,138
6,000	Libbey Glass, Inc., 6.875%, 05/15/20 (e)	6,330
	Liberty Mutual Group, Inc.,
2,000	6.500%, 05/01/42 (e)	2,146
60,000	7.800%, 03/15/37 (e)	62,550
4,000	VAR, 10.750%, 06/15/58 (e)	5,540
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
10,000	6.250%, 06/15/22	10,475
15,000	6.750%, 11/01/20	15,975
4,000	Masco Corp., 5.950%, 03/15/22	4,181
10,000	MDC Holdings, Inc., 5.625%, 02/01/20	10,273
2,000	Mead Products LLC/ACCO Brands Corp., 6.750%, 04/30/20 (e)	2,150
15,000	Media General, Inc., 11.750%, 02/15/17	16,950
	Mediacom LLC/Mediacom Capital Corp.,
5,000	7.250%, 02/15/22	5,200

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
5,000	9.125%, 08/15/19	5,525
2,500	Meritage Homes Corp., 7.000%, 04/01/22 (e)	2,600
30,000	MetroPCS Wireless, Inc., 6.625%, 11/15/20	30,300
	MGM Resorts International,
2,000	8.625%, 02/01/19 (e)	2,118
10,000	10.000%, 11/01/16	11,037
25,000	11.375%, 03/01/18	28,875
25,000	MultiPlan, Inc., 9.875%, 09/01/18 (e)	27,469
4,000	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	4,450
	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc.,
5,000	8.875%, 11/01/17 (e)	5,000
6,000	8.875%, 11/01/17	6,060
	Newfield Exploration Co.,
6,000	5.625%, 07/01/24	6,398
10,000	5.750%, 01/30/22	10,800
75,000	NewPage Corp., 11.375%, 12/31/14 (d)	50,625
3,000	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	3,263
20,000	NII Capital Corp., 7.625%, 04/01/21	15,300
25,000	Noranda Aluminum Acquisition Corp., PIK, 4.730%, 05/15/15	23,875
13,000	NRG Energy, Inc., 7.875%, 05/15/21	13,813
2,000	Nuveen Investments, Inc., 10.500%, 11/15/15	2,030
5,000	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	4,875
20,000	Pantry, Inc. (The), 8.375%, 08/01/20 (e)	20,325
17,000	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	17,723
9,000	PC Merger Sub, Inc., 8.875%, 08/01/20 (e)	9,315
	Peabody Energy Corp.,
5,000	6.000%, 11/15/18 (e)	5,000
10,000	6.250%, 11/15/21 (e)	9,875
6,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20 (e)	6,060
6,000	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	6,525
5,000	Pioneer Energy Services Corp., 9.875%, 03/15/18	5,375
50,000	PolyOne Corp., 7.375%, 09/15/20	54,625
4,000	Prestige Brands, Inc., 8.125%, 02/01/20 (e)	4,425
	QEP Resources, Inc.,
15,000	5.375%, 10/01/22	15,412
10,000	6.875%, 03/01/21	11,300
50,000	QVC, Inc., 7.500%, 10/01/19 (e)	55,629
	R.R. Donnelley & Sons Co.,
10,000	7.250%, 05/15/18	9,900
10,000	7.625%, 06/15/20	9,825
5,000	8.250%, 03/15/19	5,037
8,000	Range Resources Corp., 5.000%, 08/15/22	8,240
10,000	Regal Cinemas Corp., 8.625%, 07/15/19	11,175
48,000	Resolute Forest Products, 10.250%, 10/15/18	53,880
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19	101,750
	Rite Aid Corp.,
20,000	7.500%, 03/01/17	20,525
10,000	9.250%, 03/15/20	10,100
35,000	9.500%, 06/15/17	35,831
10,000	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	11,325
5,000	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	5,363
5,000	Ruby Tuesday, Inc., 7.625%, 05/15/20 (e)	4,494
10,000	Sabre, Inc., 8.500%, 05/15/19 (e)	10,425
20,000	Samson Investment Co., 9.750%, 02/15/20 (e)	20,750
25,000	Service Corp. International, 8.000%, 11/15/21	29,437
15,000	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	13,725
17,000	Sitel LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	16,660
	SM Energy Co.,
5,000	6.500%, 01/01/23 (e)	5,100
50,000	6.625%, 02/15/19	51,750
	Smithfield Foods, Inc.,
5,000	6.625%, 08/15/22	5,187
7,000	7.750%, 07/01/17	7,770
91,000	Sprint Capital Corp., 6.900%, 05/01/19	93,275
	Sprint Nextel Corp.,
32,000	9.000%, 11/15/18 (e)	37,360
3,000	11.500%, 11/15/21 (e)	3,600
18,000	SquareTwo Financial Corp., 11.625%, 04/01/17	15,570

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		United States — Continued
	20,000	Standard Pacific Corp., 8.375%, 05/15/18	22,300
	5,000	Steel Dynamics, Inc., 7.625%, 03/15/20	5,387
	7,000	SunGard Data Systems, Inc., 7.625%, 11/15/20	7,516
	41,000	SUPERVALU, Inc., 8.000%, 05/01/16	35,311
	8,000	Swift Energy Co., 7.875%, 03/01/22	8,160
		Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
	6,000	6.375%, 08/01/22 (e)	6,150
	50,000	6.875%, 02/01/21	52,750
		Tenet Healthcare Corp.,
	5,000	6.250%, 11/01/18	5,394
	5,000	8.000%, 08/01/20	5,250
	50,000	TransDigm, Inc., 7.750%, 12/15/18	55,750
	10,000	Trimas Corp., 9.750%, 12/15/17	11,150
	25,000	Tutor Perini Corp., 7.625%, 11/01/18	25,844
	23,000	UCI International, Inc., 8.625%, 02/15/19	23,431
	8,000	Unit Corp., 6.625%, 05/15/21 (e)	7,940
		United States Steel Corp.,
	28,000	7.375%, 04/01/20	27,580
	5,000	7.500%, 03/15/22	4,863
	7,000	United Surgical Partners International, Inc., 9.000%, 04/01/20 (e)	7,543
		Univision Communications, Inc.,
	85,000	6.875%, 05/15/19 (e)	88,400
	10,000	8.500%, 05/15/21 (e)	10,100
	5,000	Vail Resorts, Inc., 6.500%, 05/01/19	5,388
	20,000	Valassis Communications, Inc., 6.625%, 02/01/21	20,000
	5,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Series 144a, 7.750%, 02/01/19 (e)	5,200
	5,000	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	5,013
	5,000	Viasystems, Inc., 7.875%, 05/01/19 (e)	4,925
	2,000	Visant Corp., 10.000%, 10/01/17	2,015
	45,000	Vulcan Materials Co., 7.500%, 06/15/21	49,781
	37,000	W&T Offshore, Inc., 8.500%, 06/15/19	38,850
	15,000	Wachovia Capital Trust III, VAR, 5.570%, 09/04/12 (x)	14,850
		Windstream Corp.,
	5,000	7.500%, 06/01/22	5,225
	25,000	7.750%, 10/15/20	26,625
		WMG Acquisition Corp.,
	2,000	9.500%, 06/15/16	2,192
	5,000	9.500%, 06/15/16	5,494
	4,000	11.500%, 10/01/18	4,430
		WPX Energy, Inc.,
	10,000	5.250%, 01/15/17 (e)	10,250
	10,000	6.000%, 01/15/22	10,200
	25,000	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	27,125

			4,362,293

		Total Corporate Bonds (Cost $4,449,770)	4,595,493

	Foreign Government Securities — 13.1%
		Germany — 13.1%
EUR	735,000	Bundesobligation, 0.500%, 04/07/17	911,932
EUR	1,120,000	Bundesrepublik Deutschland, 3.500%, 07/04/19	1,634,020

		Total Foreign Government Securities (Cost $2,599,868)	2,545,952

SHARES
	Investment Companies — 13.5%
		United States — 13.5%
	4,069	iShares MSCI Emerging Markets Index Fund	159,179
	233,150	JPMorgan Emerging Markets Debt Fund, Class R6 (a) (b)	2,040,064
	10,725	Vanguard MSCI Emerging Markets ETF	429,214

		Total Investment Companies (Cost $2,486,285)	2,628,457

PRINCIPAL AMOUNT
	Loan Participations & Assignments — 0.8%
		United States — 0.8%
	25,000	Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.246%, 01/28/15	22,753
	15,000	Chesapeake Energy Corp., Term Loan, VAR, 8.500%, 12/02/17	14,956
		Freedom Group, Inc., Term B Loan,
	758	VAR, 5.500%, 04/19/19	758
	49,242	VAR, 5.500%, 04/19/19	49,304
		GMACM, Term A-1 Loan,
	3,679	VAR, 5.000%, 11/18/13	3,696
	11,321	VAR, 5.000%, 11/18/13	11,370

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	United States — Continued
21,557	Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18	20,676
2,898	VAR, 5.000%, 02/23/18	2,779
15,000	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	14,791
	PL Propylene LLC, Term Loan,
4,285	VAR, 7.000%, 03/27/17	4,306
11	VAR, 7.000%, 03/27/17	11
11	VAR, 7.000%, 03/27/17	11

	Total Loan Participations & Assignments (Cost 141,738)	145,411

NUMBER OF CONTRACTS
Options Purchased — 1.2%
	Call Options Purchased — 1.2%
20	E-mini S&P 500, Expiring 09/22/12 @1,325.00, European Style (a)	140,100
550	iShares MSCI Emerging Markets Index, Expiring 09/22/12 @ $39.00, American Style (a)	86,900

	Total Options Purchased (Cost $187,300)	227,000

SHARES
Preferred Stock — 0.1%
	Germany — 0.1%
127	Volkswagen AG (Cost $21,167)	21,612

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 2.4%
470,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $476,361)	476,352

SHARES
Short-Term Investment — 20.7%
	Investment Company — 20.7%
4,037,097	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $4,037,097)	4,037,097
	Total Investments — 98.1% (Cost $18,641,386)	19,099,709
	Other Assets in Excess of Liabilities — 1.9%	368,830

	NET ASSETS — 100.0%	$19,468,539

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	13.8%
Foreign Government Securities	13.3
Oil, Gas & Consumable Fuels	5 .3
Pharmaceuticals	3 .1
Diversified Telecommunication Services	2 .7
Media	2 .6
U.S. Treasury Obligation	2 .5
Commercial Banks	2 .2
Insurance	1 .8
Tobacco	1 .7
Food Products	1 .7
Health Care Providers & Services	1 .3
Call Options Purchased	1 .2
Consumer Finance	1 .2
Hotels, Restaurants & Leisure	1 .1
Commercial Services & Supplies	1 .1
Wireless Telecommunication Services	1 .1
Chemicals	1 .1
Food & Staples Retailing	1 .1
IT Services	1 .0
Automobiles	1 .0
Diversified Financial Services	1 .0
Computers & Peripherals	1 .0
Household Durables	1 .0
Others (each less than 1.0%)	14.0
Short-Term Investment	21.1

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	TOPIX Index	09/13/12	469,760	12,643
2	10 Year Australian Government Bond	09/17/12	264,204	(1,739)
10	10 Year U.S. Treasury Note	09/19/12	1,346,563	14,506
1	Ultra U.S. Treasury Bond	09/19/12	172,500	3,685
7	E-mini Russell 2000	09/21/12	549,220	16,225
21	E-mini S&P 500	09/21/12	1,443,330	40,011
	Short Futures Outstanding
(5)	Euro Bobl	09/06/12	(785,918)	(4,750)

				80,581

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,773	EUR	Citibank, N.A.	09/27/12	11,163	10,802	(361)
21,588	EUR	Union Bank of Switzerland AG	09/27/12	26,872	26,580	(292)
				38,035	37,382	(653)
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,000	AUD	Royal Bank of Canada	09/27/12	6,955	7,318	(363)
123,004	EUR	BNP Paribas	09/27/12	154,850	151,449	3,401
93,781	EUR	Citibank, N.A.	09/27/12	115,634	115,469	165
17,742	EUR	Credit Suisse International	09/27/12	22,045	21,845	200
1,867,124	EUR	Royal Bank of Canada	09/27/12	2,343,813	2,298,902	44,911
4,059	EUR	Union Bank of Switzerland AG	09/27/12	5,123	4,997	126
142,768	GBP	State Street Corp.	08/28/12	221,738	223,835	(2,097)
1,097	GBP	Royal Bank of Canada	09/27/12	1,712	1,720	(8)
				2,871,870	2,825,535	46,335

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2012.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under
the Investment Company Act of 1940, as amended, and
advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2012.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $2,967,270 and 15.5%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	662,420
Aggregate gross unrealized depreciation	(204,097)

Net unrealized appreciation/depreciation	458,323

Federal income tax cost of investments	18,641,386

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC is generally the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its portfolio, by utilizing the quotations of an independent pricing service, unless the Fund’s Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$120,616	$—	$120,616
Belgium	—	11,869	—	11,869
Denmark	—	18,292	—	18,292
France	—	163,700	—	163,700
Germany	—	313,535	—	313,535
Hong Kong	—	519	—	519
Indonesia	—	579	—	579
Ireland	23,336	—	—	23,336
Israel	—	45,680	—	45,680
Italy	—	39,179	—	39,179
Japan	—	642,869	—	642,869
Netherlands	—	308,310	—	308,310
New Zealand	—	79,769	—	79,769
Norway	—	12,192	—	12,192
Singapore	—	108,916	—	108,916
Sweden	—	26,091	—	26,091
Switzerland	36,137	276,955	—	313,092
United Kingdom	—	776,588	—	776,588
United States	1,417,203	—	—	1,417,203

Total Common Stocks	1,476,676	2,945,659	—	4,422,335

Preferred Stock
Germany	—	21,612	—	21,612
Debt Securities
Corporate Bonds
Australia	—	40,398	—	40,398
Bahamas	—	2,565	—	2,565
Bermuda	—	11,350	—	11,350
Canada	—	49,044	—	49,044
Cayman Islands	—	10,215	—	10,215
Finland	—	2,328	—	2,328
France	—	4,963	—	4,963
Luxembourg	—	94,560	—	94,560
Mexico	—	3,375	—	3,375
Netherlands	—	4,357	—	4,357
United Kingdom	—	10,045	—	10,045
United States	—	4,309,260	53,033	4,362,293

Total Corporate Bonds	—	4,542,460	53,033	4,595,493

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	—	2,545,952	—	2,545,952
U.S. Treasury Obligation	—	476,352	—	476,352
Loan Participations & Assignments
United States	—	145,411	—	145,411
Options Purchased
Call Options Purchased	227,000	—	—	227,000
Investment Companies
United States	2,628,457	—	—	2,628,457
Short-Term Investment
Investment Company	4,037,097	—	—	4,037,097

Total Investments in Securities	$8,369,230	$10,677,446	$53,033	$19,099,709

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$48,803	$—	$48,803
Futures Contracts	87,070	—	—	87,070

Total Appreciation in Other Financial Instruments	$87,070	$48,803	$—	$135,873

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,121)	$—	$(3,121)
Futures Contracts	(6,489)	—	—	(6,489)

Total Depreciation in Other Financial Instruments	$(6,489)	$(3,121)	$—	$(9,610)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 10/31/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/12
Investments in Securities
Corporate Bonds-United States	$—	$518	$1,977	$(14)	$18,916	$(14,716)	$46,352	$—	$53,033

Total	$—	$518	$1,977	$(14)	$18,916	$(14,716)	$46,352	$—	$53,033

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $1,977.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.3%
	Australia — 6.7%
34	Amcor Ltd. (m)	272
24	Australia & New Zealand Banking Group Ltd. (m)	600
82	Stockland (m)	286
59	Transurban Group (m)	378
36	Westfield Group (m)	372

		1,908

	China — 1.3%
573	China Construction Bank Corp., Class H (m)	385

	Finland — 1.3%
34	UPM-Kymmene OYJ (m)	361

	France — 9.1%
10	Cie de St-Gobain (m)	297
11	GDF Suez (m)	252
4	Sanofi (m)	345
11	Schneider Electric S.A. (m)	597
4	Sodexo (m)	325
9	Total S.A. (m)	418
2	Unibail-Rodamco SE (m)	342

		2,576

	Germany — 7.2%
4	Allianz SE (m)	380
6	BASF SE (m)	455
6	Bayerische Motoren Werke AG (m)	452
8	Deutsche Boerse AG (m)	392
17	E.ON AG (m)	370

		2,049

	Hong Kong — 1.3%
42	Hutchison Whampoa Ltd. (m)	377

	Indonesia — 0.8%
583	Perusahaan Gas Negara Persero Tbk PT (m)	232

	Italy — 1.7%
23	Eni S.p.A. (m)	480

	Japan — 8.3%
12	Canon, Inc. (m)	401
5	Daito Trust Construction Co., Ltd. (m)	480
18	Japan Tobacco, Inc. (m)	553
8	Nippon Telegraph & Telephone Corp. (m)	385
38	Sumitomo Corp. (m)	531

		2,350

	Netherlands — 5.1%
30	Koninklijke Ahold N.V. (m)	362
20	Royal Dutch Shell plc, Class A (m)	668
12	Unilever N.V., CVA (m)	406

		1,436

	New Zealand — 2.1%
281	Telecom Corp. of New Zealand Ltd. (m)	603

	Singapore — 1.4%
139	Singapore Telecommunications Ltd. (m)	399

	South Africa — 1.0%
5	African Bank Investments Ltd. (m)	21
15	MTN Group Ltd. (m)	271

		292

	South Korea — 0.2%
3	KT Corp., ADR (m)	48

	Sweden — 1.9%
14	Swedbank AB, Class A (m)	245
30	Telefonaktiebolaget LM Ericsson, Class B (m)	283

		528

	Switzerland — 5.1%
7	Nestle S.A. (m)	408
3	Roche Holding AG (m)	603
7	Swiss Re AG (a) (m)	425

		1,436

	Taiwan — 0.9%
87	Novatek Microelectronics Corp. (m)	252

	United Kingdom — 12.7%
9	AstraZeneca plc (m)	420
13	British American Tobacco plc (m)	707
90	Centrica plc (m)	447
22	GlaxoSmithKline plc (m)	501
46	HSBC Holdings plc (m)	384
17	Pearson plc (m)	310
6	SABMiller plc (m)	245
203	Vodafone Group plc (m)	582

		3,596

	United States — 28.2%
1	Apple, Inc. (a) (m)	435
3	Chevron Corp. (m)	332
8	CME Group, Inc. (m)	412
5	ConocoPhillips (m)	284
7	E.I. du Pont de Nemours & Co. (m)	353

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — Continued
8	Emerson Electric Co. (m)	403
8	Kinder Morgan, Inc. (m)	290
22	Masco Corp. (m)	267
8	Mattel, Inc. (m)	281
17	Merck & Co., Inc. (m)	770
14	Microsoft Corp. (m)	425
8	Paychex, Inc. (m)	254
28	Pfizer, Inc. (m)	674
7	PG&E Corp. (m)	318
10	Sysco Corp. (m)	290
21	Time Warner, Inc. (m)	823
5	UnitedHealth Group, Inc. (m)	251
14	Verizon Communications, Inc. (m)	644
15	Wells Fargo & Co. (m)	508

		8,014

	Total Common Stocks (Cost $26,016)	27,322

Short-Term Investment — 1.1%
	Investment Company — 1.1%
326	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $326)	326

	Total Investments — 97.4% (Cost $26,342)	27,648
	Other Assets in Excess of Liabilities — 2.6%	736

	NET ASSETS — 100.0%	$28,384

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	12.0%
Oil, Gas & Consumable Fuels	8.9
Commercial Banks	7.7
Diversified Telecommunication Services	7.5
Multi-Utilities	5.0
Tobacco	4.6
Media	4.1
Real Estate Investment Trusts (REITs)	3.6
Electrical Equipment	3.6
Wireless Telecommunication Services	3.1
Diversified Financial Services	3.0
Food Products	2.9
Chemicals	2.9
Insurance	2.9
Food & Staples Retailing	2.4
Building Products	2.0
Trading Companies & Distributors	1.9
Real Estate Management & Development	1.7
Automobiles	1.6
Computers & Peripherals	1.6
Software	1.5
Office Electronics	1.4
Transportation Infrastructure	1.4
Industrial Conglomerates	1.4
Paper & Forest Products	1.3
Hotels, Restaurants & Leisure	1.2
Communications Equipment	1.0
Leisure Equipment & Products	1.0
Containers & Packaging	1.0
Others (each less than 1.0%)	4.6
Short-Term Investment	1.2

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,323,793	CAD	Westpac Banking Corp.	09/20/12	$1,291	$1,318	$27
135,529	EUR	BNP Paribas	09/20/12	164	167	3
2,325,000	JPY	HSBC Bank, N.A.	09/20/12	30	30	— (h)
523,427	NOK	Westpac Banking Corp.	09/20/12	88	87	(1)
72,313	NZD	HSBC Bank, N.A.	09/20/12	56	58	2
				$1,629	$1,660	$31

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
527,150	AUD	Royal Bank of Canada	09/20/12	$524	$551	$(27)
264,230	AUD	Westpac Banking Corp.	09/20/12	270	277	(7)
425,031	CHF	Royal Bank of Canada	09/20/12	448	436	12
46,391	EUR	BNP Paribas	09/20/12	58	57	1
159,387	EUR	Credit Suisse International	09/20/12	198	196	2
64,350	EUR	HSBC Bank, N.A.	09/20/12	81	79	2
2,222,032	EUR	Royal Bank of Canada	09/20/12	2,804	2,736	68
122,934	EUR	TD Bank Financial Group	09/20/12	155	151	4
71,303	GBP	BNP Paribas	09/20/12	111	112	(1)
970,953	GBP	Royal Bank of Canada	09/20/12	1,505	1,522	(17)
695,028	HKD	Credit Suisse International	09/20/12	90	90	— (h)
675,584	NZD	Credit Suisse International	09/20/12	528	546	(18)
1,357,387	SEK	Credit Suisse International	09/20/12	193	199	(6)
140,678	SGD	TD Bank Financial Group	09/20/12	110	113	(3)
				$7,075	$7,065	$10

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $19,260,000 and 69.7%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,105
Aggregate gross unrealized depreciation	(799)

Net unrealized appreciation/depreciation	$1,306

Federal income tax cost of investments	$26,342

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,908	$—	$1,908
China	—	385	—	385
Finland	—	361	—	361
France	—	2,576	—	2,576
Germany	—	2,049	—	2,049
Hong Kong	—	377	—	377
Indonesia	—	232	—	232
Italy	—	480	—	480
Japan	—	2,350	—	2,350
Netherlands	—	1,436	—	1,436
New Zealand	—	603	—	603
Singapore	—	399	—	399
South Africa	—	292	—	292
South Korea	—	48	—	48
Sweden	—	528	—	528
Switzerland	—	1,436	—	1,436
Taiwan	—	252	—	252
United Kingdom	—	3,596	—	3,596
United States	8,014	—	—	8,014

Total Common Stocks	8,014	19,308	—	27,322

Short-Term Investment
Investment Company	326	—	—	326

Total Investments in Securities	$8,340	$19,308	$—	$27,648

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$121	$—	$121

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(80)	$—	$(80)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Australia — 14.8%
130	African Petroleum Corp., Ltd. (a) (m)	167
278	Alumina Ltd. (m)	196
127	Aurora Oil & Gas Ltd. (a) (m)	452
86	Ausgold Ltd. (a) (m)	34
279	Base Resources Ltd. (a) (m)	86
356	Bathurst Resources Ltd. (a) (m)	107
62	Beach Energy Ltd. (m)	72
2,490	Beacon Hill Resources plc (a) (m)	194
70	Blackthorn Resources Ltd. (a) (m)	84
1,120	Bullabulling Gold Ltd. (a) (m)	171
443	Cape Lambert Resources Ltd. (a) (m)	152
119	CGA Mining Ltd. (a) (m)	243
219	Discovery Metals Ltd. (a) (m)	304
44	Elemental Minerals Ltd. (a) (m)	32
97	Equatorial Resources Ltd. (a) (m)	192
369	Fortescue Metals Group Ltd. (m)	1,583
539	Gindalbie Metals Ltd. (a) (m)	224
279	Gryphon Minerals Ltd. (a) (m)	198
48	Iluka Resources Ltd. (m)	474
50	Independence Group NL (m)	161
533	Integra Mining Ltd. (a) (m)	173
442	Kagara Ltd. (a) (f) (i)	—
197	Mawson West Ltd. (a) (m)	91
25	Mineral Deposits Ltd. (a) (m)	119
101	Mirabela Nickel Ltd. (a) (m)	28
54	Newcrest Mining Ltd. (m)	1,316
217	Northern Star Resources Ltd. (a) (m)	201
204	Papillon Resources Ltd. (a) (m)	226
66	Perseus Mining Ltd. (a) (m)	158
334	Resolute Mining Ltd. (a) (m)	472
121	Rex Minerals Ltd. (a) (m)	102
302	Rialto Energy Ltd. (a) (m)	55
24	Sandfire Resources NL (a) (m)	177
147	Sarama Resources Ltd. (a) (m)	44
553	Tiger Resources Ltd. (a) (m)	167
57	Western Areas NL (m)	208
449	World Titanium Resources Ltd. (a) (m)	94

		8,757

	Bermuda — 0.4%
8	Energy XXI Bermuda Ltd. (m)	249

	Brazil — 0.4%
12	Petroleo Brasileiro S.A., ADR (m)	228

	Canada — 30.3%
116	Afferro Mining, Inc. (a) (m)	94
50	Africa Oil Corp. (a) (m)	375
24	Alamos Gold, Inc. (m)	370
116	Augusta Resource Corp. (a) (m)	213
232	B2Gold Corp. (a) (m)	744
76	Banro Corp. (a) (m)	297
34	Barrick Gold Corp. (m)	1,105
77	Brazilian Gold Corp. (a) (m)	17
16	Cameco Corp. (m)	337
30	Canadian Natural Resources Ltd. (m)	813
18	Cenovus Energy, Inc. (m)	558
11	Centerra Gold, Inc. (m)	82
96	Champion Minerals, Inc. (a) (m)	90
33	Copper Mountain Mining Corp. (a) (m)	107
56	Duluth Metals Ltd. (a) (m)	111
320	EastCoal, Inc. (a) (m)	91
72	Eldorado Gold Corp. (m)	776
119	First Quantum Minerals Ltd. (m)	2,163
60	Goldcorp, Inc. (m)	2,151
24	Gran Tierra Energy, Inc. (a) (m)	108
4	Inmet Mining Corp. (m)	175
56	Ithaca Energy, Inc. (a) (m)	109
43	Ivanhoe Mines Ltd. (a) (m)	364
25	Keegan Resources, Inc. (a) (m)	78
118	Kinross Gold Corp. (m)	988
454	Lucara Diamond Corp. (a) (m)	249
84	Lundin Mining Corp. (a) (m)	360
287	Mandalay Resources Corp. (a) (m)	183
58	Mercator Minerals Ltd. (a) (m)	32
15	Mirasol Resources Ltd. (a) (m)	27
14	New Gold, Inc. (a) (m)	142
75	New Zealand Energy Corp. (a) (m)	129
56	NGEx Resources, Inc. (a) (m)	95
12	Niko Resources Ltd. (m)	199
50	Parex Resources, Inc. (a) (m)	239
17	Petrobank Energy & Resources Ltd. (a) (m)	194
129	Regulus Resources, Inc. (a) (m)	64
139	Rio Novo Gold, Inc. (a) (m)	33
198	Romarco Minerals, Inc. (a) (m)	119
83	SEMAFO, Inc. (m)	262
10	Silver Wheaton Corp. (m)	276
65	Silvercrest Mines, Inc. (a) (m)	137
115	Spartan Oil Corp. (a) (m)	426

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Canada — Continued
44	Teck Resources Ltd., Class B (m)	1,234
112	TriStar Gold, Inc. (a) (m)	33
209	WesternZagros Resources Ltd. (a) (m)	233
63	Yamana Gold, Inc. (m)	936

		17,918

	Colombia — 0.7%
13	Pacific Rubiales Energy Corp. (m)	296
13	Petrominerales Ltd. (m)	118

		414

	Ireland — 1.4%
752	Kenmare Resources plc (a) (m)	440
38	Providence Resources plc (a) (m)	390

		830

	Netherlands — 3.3%
55	Royal Dutch Shell plc, Class B (m)	1,928

	Norway — 0.8%
10	Det Norske Oljeselskap ASA (a) (m)	139
237	DNO International ASA (a) (m)	313

		452

	Russia — 0.4%
67	Exillon Energy plc (a) (m)	101
52	RusPetro plc (a) (m)	118

		219

	South Africa — 3.1%
31	AngloGold Ashanti Ltd. (m)	1,056
28	Impala Platinum Holdings Ltd. (m)	437
267	Sierra Rutile Ltd. (a) (m)	319

		1,812

	Sweden — 1.8%
49	Lundin Petroleum AB (a) (m)	1,034

	Switzerland — 4.8%
338	Ferrexpo plc (m)	958
144	Xstrata plc (m)	1,898

		2,856

	United Kingdom — 21.0%
49	3Legs Resources plc (a) (m)	30
105	Afren plc (a) (m)	210
82	African Minerals Ltd. (a) (m)	377
534	Amerisur Resources plc (a) (m)	314
41	Anglo American plc (m)	1,206
44	Antofagasta plc (m)	736
60	BG Group plc (m)	1,175
78	BHP Billiton plc (m)	2,283
224	Cluff Gold plc (a) (m)	179
72	Eurasian Natural Resources Corp. plc (m)	443
62	Gem Diamonds Ltd. (a) (m)	190
351	Highland Gold Mining Ltd. (m)	631
322	Petra Diamonds Ltd. (a) (m)	605
14	Premier Oil plc (a) (m)	83
6	Randgold Resources Ltd., ADR (m)	528
65	Rio Tinto plc (m)	3,014
700	Sable Mining Africa Ltd. (a) (m)	104
174	Trap Oil Group plc (a) (m)	48
19	Valiant Petroleum plc (a) (m)	124
17	Zhaikmunai LP, Reg. S, GDR (a) (m)	136

		12,416

	United States — 13.9%
28	Anadarko Petroleum Corp. (m)	1,917
36	Coastal Energy Co. (a) (m)	539
4	Cobalt International Energy, Inc. (a) (m)	110
14	Concho Resources, Inc. (a) (m)	1,177
48	Freeport-McMoRan Copper & Gold, Inc. (m)	1,626
16	Occidental Petroleum Corp. (m)	1,419
35	Peabody Energy Corp. (m)	735
9	Sanchez Energy Corp. (a) (m)	141
9	Swift Energy Co. (a) (m)	159
11	Walter Energy, Inc. (m)	391

		8,214

	Total Common Stocks (Cost $76,840)	57,327

NUMBER OF WARRANTS
Warrants — 0.0%
Canada — 0.0%
3	Duluth Metals Ltd., expiring 01/18/13 (a) (f) (i)	—
65	Regulus Resources, Inc., expiring 03/06/14 (a)	—
15	Stans Energy Corp., expiring 04/28/13 (a) (f) (i)	—

	Total Warrants (Cost $–)	—

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.5%
	Investment Company — 2.5%
1,500	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $1,500)	1,500

	Total Investments — 99.6% (Cost $78,340)	58,827
	Other Assets in Excess of Liabilities — 0.4%	209

	NET ASSETS — 100.0%	$59,036

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Metals & Mining	67 .5%
Oil, Gas & Consumable Fuels	30 .0
Short-Term Investment	2 .5

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $0 which amounts to 0.0% of total investments.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $29,668,000 and 50.4%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,141
Aggregate gross unrealized depreciation	(21,654)

Net unrealized appreciation/depreciation	$(19,513)

Federal income tax cost of investments	$78,340

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC is generally the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its portfolio, by utilizing the quotations of an independent pricing service, unless the Fund’s Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$577		$8,180	$—	(a)	$8,757
Bermuda	249		—	—		249
Brazil	—		228	—		228
Canada	17,449		469	—		17,918
Colombia	414		—	—		414
Ireland	—		830	—		830
Netherlands	—		1,928	—		1,928
Norway	—		452	—		452
Russia	—		219	—		219
South Africa	—		1,812	—		1,812
Sweden	—		1,034	—		1,034
Switzerland	—		2,856	—		2,856
United Kingdom	—		12,416	—		12,416
United States	8,214		—	—		8,214

Total Common Stocks	26,903		30,424	—	(a)	57,327

Warrants
Canada	—	(a)	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	1,500		—	—		1,500

Total Investments in Securities	$28,403		$30,424	$—	(a)	$58,827

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/12
Investments in Securities
Common Stocks-Australia	$—		$(9)	$(177)	$—	$—	$(13)	$199	$—	$—	(a)
Warrants-Canada	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$—	(a)	$(9)	$(177)	$—	$—	$(13)	$199	$—	$—	(a)

(a)	Value is zero.

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(177,000).

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
		Belgium — 0.9%
—	(h)	Solvay S.A. (m)	41

		Bermuda — 0.5%
—	(h)	Everest Re Group Ltd. (m)	22

		Canada — 0.8%
2		First Quantum Minerals Ltd. (m)	35

		China — 0.4%
10		China Merchants Bank Co., Ltd., Class H (m)	17

		Denmark — 0.4%
—	(h)	Carlsberg A/S, Class B (m)	20

		Finland — 0.7%
3		Stora Enso OYJ, Class R (m)	15
2		UPM-Kymmene OYJ (m)	18

			33

		France — 4.5%
1		GDF Suez (m)	31
1		Sanofi (m)	48
1		Schneider Electric S.A. (m)	51
1		Sodexo (m)	59
1		Suez Environnement Co. (m)	13

			202

		Germany — 4.0%
—	(h)	Allianz SE (m)	37
1		BASF SE (m)	39
1		Bayer AG (m)	51
—	(h)	Bayerische Motoren Werke AG (m)	26
1		E.ON AG (m)	29

			182

		Hong Kong — 1.8%
19		Belle International Holdings Ltd. (m)	35
14		China Overseas Land & Investment Ltd. (m)	33
1		Sun Hung Kai Properties Ltd. (m)	12

			80

		Ireland — 3.3%
1		Covidien plc (m)	58
4		Experian plc (m)	53
1		Shire plc (m)	40

			151

		Israel — 0.8%
1		Teva Pharmaceutical Industries Ltd., ADR (m)	34

		Italy — 0.5%
5		Snam S.p.A. (m)	22

		Japan — 8.6%
1		Canon, Inc. (m)	23
—	(h)	Dai-ichi Life Insurance Co., Ltd. (The) (m)	24
8		Hitachi Ltd. (m)	47
3		Japan Tobacco, Inc. (m)	85
5		JX Holdings, Inc. (m)	25
—	(h)	KDDI Corp. (m)	14
5		Marubeni Corp. (m)	33
6		Mitsubishi Electric Corp. (m)	48
6		Nissan Motor Co., Ltd. (m)	52
—	(h)	ORIX Corp. (m)	35

			386

		Netherlands — 4.9%
1		European Aeronautic Defence and Space Co. N.V. (m)	47
3		Royal Dutch Shell plc, Class A (m)	96
2		Unilever N.V., CVA (m)	80

			223

		South Korea — 1.4%
—	(h)	Samsung Electronics Co., Ltd. (m)	62

		Sweden — 0.7%
4		Telefonaktiebolaget LM Ericsson, Class B (m)	34

		Switzerland — 4.3%
1		ACE Ltd. (m)	58
1		Cie Financiere Richemont S.A., Class A (m)	41
1		Nestle S.A. (m)	61
1		Tyco International Ltd. (m)	36

			196

		Taiwan — 0.7%
12		Hon Hai Precision Industry Co., Ltd. (a) (m)	33

		United Kingdom — 12.7%
3		BG Group plc (m)	55
1		British American Tobacco plc (m)	79
5		BT Group plc (m)	18
9		Centrica plc (m)	43
3		GlaxoSmithKline plc (m)	70
5		HSBC Holdings plc (m)	41
2		InterContinental Hotels Group plc (m)	41
—	(h)	Pearson plc (m)	2

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United Kingdom — Continued
3		Prudential plc (m)	35
1		Rio Tinto plc (m)	47
1		SABMiller plc (m)	40
35		Vodafone Group plc (m)	100

			571

		United States — 46.0%
—	(h)	Allergan, Inc. (m)	20
1		Altera Corp. (m)	35
—	(h)	Amazon.com, Inc. (a) (m)	43
1		American Express Co. (m)	47
—	(h)	Anadarko Petroleum Corp. (m)	34
—	(h)	Apple, Inc. (a) (m)	138
—	(h)	AutoZone, Inc. (a) (m)	47
—	(h)	Biogen Idec, Inc. (a) (m)	50
1		Capital One Financial Corp. (m)	54
1		CareFusion Corp. (a) (m)	17
1		Carnival Corp. (m)	38
1		CBS Corp. (Non-Voting), Class B (m)	48
—	(h)	Chevron Corp. (m)	49
2		Cisco Systems, Inc. (m)	36
2		Citigroup, Inc. (m)	54
1		Cognizant Technology Solutions Corp., Class A (a) (m)	35
1		Comcast Corp., Class A (m)	45
1		E.I. du Pont de Nemours & Co. (m)	45
1		Fluor Corp. (m)	46
1		Home Depot, Inc. (The) (m)	56
—	(h)	Humana, Inc. (m)	25
1		Johnson Controls, Inc. (m)	35
1		Lam Research Corp. (a) (m)	22
—	(h)	LinkedIn Corp., Class A (a) (m)	27
1		Merck & Co., Inc. (m)	66
1		MetLife, Inc. (m)	29
3		Microsoft Corp. (m)	78
1		Occidental Petroleum Corp. (m)	60
2		Oracle Corp. (m)	65
1		PACCAR, Inc. (m)	24
2		Peabody Energy Corp. (m)	32
1		PG&E Corp. (m)	30
—	(h)	QUALCOMM, Inc. (m)	17
—	(h)	Range Resources Corp. (m)	31
1		Schlumberger Ltd. (m)	67
1		SunTrust Banks, Inc. (m)	32
—	(h)	Target Corp. (m)	30
2		TD Ameritrade Holding Corp. (m)	32
—	(h)	Tiffany & Co. (m)	18
1		Time Warner, Inc. (m)	54
1		Union Pacific Corp. (m)	69
1		United Technologies Corp. (m)	55
1		UnitedHealth Group, Inc. (m)	60
—	(h)	V.F. Corp. (m)	54
—	(h)	Vertex Pharmaceuticals, Inc. (a) (m)	18
3		Wells Fargo & Co. (m)	108

			2,075

		Total Common Stocks (Cost $4,156)	4,419

Preferred Stock — 0.9%
		Germany — 0.9%
—	(h)	Volkswagen AG (m) (Cost $41)	42

Short-Term Investment — 0.6%
		Investment Company — 0.6%
25		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $25)	25

		Total Investments — 99.4% (Cost $4,222)	4,486
		Other Assets in Excess of Liabilities — 0.6%	29

		NET ASSETS — 100.0%	$4,515

Percentages indicated are based on net assets.

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	8.5%
Pharmaceuticals	7.3
Insurance	4.6
Commercial Banks	4.4
Tobacco	3.6
Specialty Retail	3.4
Media	3.3
Multi-Utilities	3.2
Software	3.2
Food Products	3.1
Hotels, Restaurants & Leisure	3.1
Computers & Peripherals	3.1
Chemicals	2.8
Semiconductors & Semiconductor Equipment	2.7
Automobiles	2.7
Wireless Telecommunication Services	2.5
Aerospace & Defense	2.3
Consumer Finance	2.3
Electrical Equipment	2.2
Textiles, Apparel & Luxury Goods	2.1
Diversified Financial Services	2.0
Communications Equipment	1.9
Health Care Providers & Services	1.9
Metals & Mining	1.8
Electronic Equipment, Instruments & Components	1.8
Health Care Equipment & Supplies	1.7
Road & Rail	1.5
Biotechnology	1.5
Energy Equipment & Services	1.5
Beverages	1.3
Professional Services	1.2
Construction & Engineering	1.0
Real Estate Management & Development	1.0
Internet & Catalog Retail	1.0
Others (each less than 1.0%)	7.9
Short-Term Investment	0.6

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
165,272	AUD	State Street Corp.	09/06/12	$163	$173	$10
198,215	CAD	Deutsche Bank AG	09/06/12	190	197	7
45,895	CHF	Citibank, N.A.	09/06/12	47	47	—	(h)
13,187	CHF	Royal Bank of Canada	09/06/12	14	14	—	(h)
14,622	EUR	Westpac Banking Corp.	09/06/12	18	18	—	(h)
1,088,540	JPY	Deutsche Bank AG	09/06/12	14	14	—	(h)
97,821	NOK	Deutsche Bank AG	09/06/12	16	16	—	(h)
149,120	SEK	State Street Corp.	09/06/12	21	22	1
43,461	SGD	State Street Corp.	09/06/12	34	35	1
				$517	$536	$19

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
160,337	EUR	Barclays Bank plc	09/06/12	$200	$197	$3
22,533	EUR	Goldman Sachs International	09/06/12	28	28	—	(h)
15,414	EUR	TD Bank Financial Group	09/06/12	19	19	—	(h)
14,788	EUR	Westpac Banking Corp.	09/06/12	19	19	—	(h)
133,985	GBP	Barclays Bank plc	09/06/12	207	210	(3)
168,931	HKD	Barclays Bank plc	09/06/12	22	22	—	(h)
169,627	HKD	Westpac Banking Corp.	09/06/12	22	22	—	(h)
				$517	$517	$—	(h)

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,144,000 and 47.8%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$511
Aggregate gross unrealized depreciation	(247)

Net unrealized appreciation/depreciation	$264

Federal income tax cost of investments	$4,222

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$41	$—	$41
Bermuda	22	—	—	22
Canada	35	—	—	35
China	—	17	—	17
Denmark	—	20	—	20
Finland	—	33	—	33
France	—	202	—	202
Germany	—	182	—	182
Hong Kong	—	80	—	80
Ireland	58	93	—	151
Israel	—	34	—	34
Italy	—	22	—	22
Japan	—	386	—	386
Netherlands	—	223	—	223
South Korea	—	62	—	62
Sweden	—	34	—	34
Switzerland	94	102	—	196
Taiwan	—	33	—	33
United Kingdom	2	569	—	571
United States	2,075	—	—	2,075

Total Common Stocks	2,286	2,133	—	4,419

Preferred Stock
Germany	—	42	—	42

Total Preferred Stock	—	42	—	42

Short-Term Investment
Investment Company	25	—	—	25

Total Investments in Securities	$2,311	$2,175	$—	$4,486

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$22	$—	$22

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3)	$—	$(3)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 88.9%
	Belgium — 1.8%
703	Anheuser-Busch InBev N.V. (m)	55,624

	Canada — 0.7%
1,296	First Quantum Minerals Ltd. (m)	23,533

	China — 5.9%
354	Baidu, Inc., ADR (a) (m)	42,664
17,000	China Merchants Bank Co., Ltd., Class H (m)	31,141
62,000	Industrial & Commercial Bank of China, Class H (m)	35,352
2,114	Perfect World Co., Ltd., ADR (m)	20,358
12,000	Want Want China Holdings Ltd. (m)	14,502
114,000	West China Cement Ltd. (m)	17,015
1,891	WuXi PharmaTech Cayman, Inc., ADR (a) (m)	25,566

		186,598

	Denmark — 0.9%
343	Carlsberg A/S, Class B (m)	27,724

	France — 7.7%
2,833	AXA S.A. (m)	34,420
241	PPR (m)	36,034
851	Sanofi (m)	69,431
539	Schneider Electric S.A. (m)	30,390
1,633	Total S.A. (m)	75,243

		245,518

	Germany — 3.0%
937	Bayer AG (m)	71,167
478	Rheinmetall AG (m)	23,845

		95,012

	Hong Kong — 2.6%
180,000	Emperor Watch & Jewellery Ltd. (m)	16,113
102,000	Franshion Properties China Ltd. (m)	31,398
48,000	Hengdeli Holdings Ltd. (m)	13,259
41,000	New World Department Store China Ltd. (m)	22,179

		82,949

	Indonesia — 0.7%
29,500	Bank Rakyat Indonesia Persero Tbk PT (m)	21,655

	Ireland — 2.2%
1,240	Covidien plc (m)	69,291

	Israel — 3.3%
2,603	Teva Pharmaceutical Industries Ltd., ADR (m)	106,437

	Japan — 2.4%
1,100	Gree, Inc. (m)	17,412
1,200	Komatsu Ltd. (m)	26,621
200	SMC Corp. (m)	33,598

		77,631

	Netherlands — 3.2%
1,482	Koninklijke KPN N.V. (m)	12,165
2,561	Royal Dutch Shell plc, Class B (m)	90,090

		102,255

	Switzerland — 7.7%
747	Cie Financiere Richemont S.A., Class A (m)	42,266
1,083	Nestle S.A. (m)	66,535
1,221	Novartis AG (m)	71,696
4,966	Xstrata plc (m)	65,625

		246,122

	United Kingdom — 11.1%
1,500	AstraZeneca plc (m)	70,053
5,627	Aviva plc (m)	25,767
12,617	Barclays plc (m)	32,860
1,717	BG Group plc (m)	33,800
3,352	Prudential plc (m)	39,888
2,218	Unilever plc (m)	79,530
24,347	Vodafone Group plc (m)	69,679

		351,577

	United States — 35.7%
995	Adobe Systems, Inc. (a) (m)	30,726
742	American Express Co. (m)	42,821
736	Anadarko Petroleum Corp. (m)	51,108
436	Apache Corp. (m)	37,548
205	Apple, Inc. (a) (m)	125,206
869	Capital One Financial Corp. (m)	49,090
599	Chevron Corp. (m)	65,638
1,384	Citigroup, Inc. (m)	37,548
1,432	Comcast Corp., Class A (m)	46,612
361	Cummins, Inc. (m)	34,620
1,716	Dow Chemical Co. (The) (m)	49,386
122	Google, Inc., Class A (a) (m)	77,222
1,895	Merck & Co., Inc. (m)	83,702
877	MetLife, Inc. (m)	26,985

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — Continued
966	Norfolk Southern Corp. (m)	71,532
568	Occidental Petroleum Corp. (m)	49,433
852	Prudential Financial, Inc. (m)	41,135
211	United Technologies Corp. (m)	15,707
684	UnitedHealth Group, Inc. (m)	34,946
225	V.F. Corp. (m)	33,592
1,075	Veeco Instruments, Inc. (a) (m)	38,388
655	Walt Disney Co. (The) (m)	32,187
1,788	Wells Fargo & Co. (m)	60,452

		1,135,584

	Total Common Stocks (Cost $2,721,704)	2,827,510

Preferred Stock — 3.2%
	Germany — 3.2%
586	Volkswagen AG (m) (Cost $100,842)	99,721

	Total Investments — 92.1% (Cost $2,822,546)	2,927,231
	Other Assets in Excess of Liabilities — 7.9%	252,047

	NET ASSETS — 100.0%	$3,179,278

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	16.1%
Oil, Gas & Consumable Fuels	13.8
Commercial Banks	6.2
Insurance	5.7
Food Products	5.5
Internet Software & Services	4.7
Computers & Peripherals	4.3
Automobiles	3.4
Machinery	3.2
Consumer Finance	3.1
Metals & Mining	3.0
Beverages	2.9
Media	2.7
Textiles, Apparel & Luxury Goods	2.6
Road & Rail	2.4
Wireless Telecommunication Services	2.4
Health Care Equipment & Supplies	2.4
Multiline Retail	2.0
Software	1.8
Chemicals	1.7
Semiconductors & Semiconductor Equipment	1.3
Diversified Financial Services	1.3
Health Care Providers & Services	1.2
Real Estate Management & Development	1.1
Electrical Equipment	1.0
Specialty Retail	1.0
Others (each less than 1.0%)	3.2

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $1,503,798 and 51.4% respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,508
Aggregate gross unrealized depreciation	(121,823)

Net unrealized appreciation/depreciation	$104,685

Federal income tax cost of investments	$2,822,546

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$55,624	$—	$55,624
Canada	23,533	—	—	23,533
China	42,664	143,934	—	186,598
Denmark	—	27,724	—	27,724
France	—	245,518	—	245,518
Germany	—	95,012	—	95,012
Hong Kong	—	82,949	—	82,949
Indonesia	—	21,655	—	21,655
Ireland	69,291	—	—	69,291
Israel	—	106,437	—	106,437
Japan	—	77,631	—	77,631
Netherlands	—	102,255	—	102,255
Switzerland	—	246,122	—	246,122
United Kingdom	—	351,577	—	351,577
United States	1,135,584	—	—	1,135,584

Total Common Stocks	1,271,072	1,556,438	—	2,827,510

Preferred Stock
Germany	—	99,721	—	99,721

Total Investments in Securities	$1,271,072	$1,656,159	$—	$2,927,231

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.9%
	Consumer Discretionary — 16.6%
	Hotels, Restaurants & Leisure — 5.7%
3,230	Las Vegas Sands Corp.	117,637
2,540	Starbucks Corp.	115,011

		232,648

	Internet & Catalog Retail — 5.8%
220	Amazon.com, Inc. (a)	51,326
280	priceline.com, Inc. (a)	185,287

		236,613

	Specialty Retail — 2.1%
1,700	Home Depot, Inc. (The)	88,706

	Textiles, Apparel & Luxury Goods — 3.0%
3,010	Michael Kors Holdings Ltd., (Hong Kong) (a)	124,283

	Total Consumer Discretionary	682,250

	Consumer Staples — 2.5%
	Food & Staples Retailing — 2.5%
1,090	Whole Foods Market, Inc.	100,040

	Energy — 3.7%
	Energy Equipment & Services — 3.7%
2,990	Cameron International Corp. (a)	150,307

	Financials — 7.5%
	Consumer Finance — 4.9%
3,540	Capital One Financial Corp.	199,975

	Real Estate Investment Trusts (REITs) — 2.6%
1,500	American Tower Corp.	108,465

	Total Financials	308,440

	Health Care — 20.2%
	Biotechnology — 8.3%
1,670	Biogen Idec, Inc. (a)	243,536
730	Regeneron Pharmaceuticals, Inc. (a)	98,295

		341,831

	Health Care Providers & Services — 4.6%
3,225	Express Scripts Holding Co. (a)	186,856

	Pharmaceuticals — 7.3%
1,860	Allergan, Inc.	152,650
950	Novo Nordisk A/S, (Denmark), ADR	146,813

		299,463

	Total Health Care	828,150

	Industrials — 7.0%
	Aerospace & Defense — 2.1%
710	TransDigm Group, Inc. (a)	87,586

	Road & Rail — 4.9%
2,740	Kansas City Southern	199,472

	Total Industrials	287,058

	Information Technology — 35.6%
	Computers & Peripherals — 14.4%
730	Apple, Inc. (a)	445,855
5,570	EMC Corp. (a)	145,989

		591,844

	Internet Software & Services — 5.6%
1,295	Baidu, Inc., (China), ADR (a)	156,073
120	Google, Inc., Class A (a)	75,957

		232,030

	IT Services — 7.2%
375	MasterCard, Inc., Class A	163,714
1,970	Teradata Corp. (a)	133,211

		296,925

	Semiconductors & Semiconductor Equipment — 2.8%
4,360	ARM Holdings plc, (United Kingdom), ADR	113,273

	Software — 5.6%
910	Citrix Systems, Inc. (a)	66,139
650	Salesforce.com, Inc. (a)	80,834
900	VMware, Inc., Class A (a)	81,684

		228,657

	Total Information Technology	1,462,729

	Materials — 2.8%
	Chemicals — 2.8%
1,360	Monsanto Co.	116,443

	Total Investments — 95.9% (Cost $3,397,472)	3,935,417
	Other Assets in Excess of Liabilities — 4.1%	170,058

	NET ASSETS — 100.0%	$4,105,475

Percentages indicated are based on net assets.

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

SHORT POSITIONS

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(33)	E-mini S&P 500	09/21/12	$(2,268,090)	$(108,643)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$614,430
Aggregate gross unrealized depreciation	(76,485)

Net unrealized appreciation/depreciation	$537,945

Federal income tax cost of investments	$3,397,472

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,675,331	$260,086	$—	$3,935,417
Depreciation in Other Financial Instruments
Futures Contracts	$(108,643)	$—	$—	$(108,643)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 5.8%
	United States — 5.8%
3,763	Accredited Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 0.826%, 01/25/35	2,965
	Ameriquest Mortgage Securities, Inc.,
678	Series 2004-R3, Class A1B, VAR, 0.596%, 05/25/34	588
10,487	Series 2004-R1, Class M1, VAR, 1.041%, 02/25/34	7,818
565	Series 2004-R8, Class M1, VAR, 1.206%, 09/25/34	464
	Argent Securities, Inc.,
5,249	Series 2004-W6, Class M1, VAR, 0.796%, 05/25/34	4,210
4,265	Series 2004-W7, Class M2, VAR, 0.846%, 05/25/34	3,463
	Asset-Backed Funding Certificates,
1,887	Series 2005-WF1, Class M1, VAR, 0.606%, 11/25/34	1,253
2,916	Series 2004-OPT3, Class M1, VAR, 0.996%, 09/25/33	2,339
560	Series 2003-OPT1, Class A1A, VAR, 1.066%, 04/25/33	493
1,967	Series 2004-OPT5, Class M2, VAR, 1.696%, 12/25/33	772
2,229	Asset-Backed Securities Corp. Home Equity, Series 2001-HE3, Class M1, VAR, 1.149%, 11/15/31	1,741
6,302	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	5,886
	Bear Stearns Asset-Backed Securities Trust,
1,053	Series 2005-AQ2, Class A3, VAR, 0.606%, 09/25/35	955
7,331	Series 2004-HE2, Class M2, VAR, 2.046%, 03/25/34	5,820
1,799	Centex Home Equity, Series 2004-D, Class MF3, SUB, 5.760%, 09/25/34	1,108
	Chase Funding Mortgage Loan Asset-Backed Certificates,
2,681	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,826
1,026	Series 2003-5, Class 1M2, VAR, 5.614%, 09/25/32	595
	Citigroup Mortgage Loan Trust, Inc.,
343	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	333
1,074	Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	976
2,186	Series 2006-WFH2, Class A2A, VAR, 0.396%, 08/25/36	1,730
3,441	Series 2006-WFH4, Class A3, VAR, 0.396%, 11/25/36	3,150
3,287	Series 2007-WFH2, Class A2, VAR, 0.396%, 03/25/37	3,250
673	Series 2005-OPT1, Class M4, VAR, 0.946%, 02/25/35	367
	Countrywide Asset-Backed Certificates,
237	Series 2006-2, Class 2A2, VAR, 0.436%, 06/25/36	216
1,265	Series 2004-2, Class M1, VAR, 0.996%, 05/25/34	938
7,705	Series 2003-BC1, Class A1, VAR, 1.046%, 03/25/33	6,133
4,108	Series 2004-1, Class M2, VAR, 1.071%, 03/25/34	3,560
2,177	Series 2002-3, Class M1, VAR, 1.371%, 03/25/32	1,691
1,943	Series 2005-11, Class AF6, VAR, 5.050%, 02/25/36	1,700
1,424	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB8, Class AF2, SUB, 5.303%, 12/25/35	1,279
1,047	Equity One ABS, Inc., Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	945
	First Franklin Mortgage Loan Asset-Backed Certificates,
12,212	Series 2006-FF4, Class A2, VAR, 0.436%, 03/25/36	10,254
3,022	Series 2005-FF11, Class A2D, VAR, 0.586%, 11/25/35	2,737
13,946	Series 2004-FF4, Class M1, VAR, 1.101%, 06/25/34	9,829
3,181	Fremont Home Loan Trust, Series 2004-B, Class M2, VAR, 1.191%, 05/25/34	2,485
1,702	GSAMP Trust, Series 2005-SEA2, Class A1, VAR, 0.596%, 01/25/45	1,494
1,620	Home Equity Asset Trust, Series 2004-7, Class M2, VAR, 1.236%, 01/25/35	1,340
	Lehman XS Trust,
9,751	Series 2005-7N, Class 1A1A, VAR, 0.516%, 12/25/35	7,173
7,804	Series 2005-5N, Class 3A1A, VAR, 0.546%, 11/25/35	5,564

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	United States — Continued
	Long Beach Mortgage Loan Trust,
1,185	Series 2005-WL2, Class M1, VAR, 0.716%, 08/25/35	1,137
783	Series 2004-3, Class M2, VAR, 1.146%, 07/25/34	660
	Mastr Asset Backed Securities Trust,
2,605	Series 2004-OPT2, Class M2, VAR, 0.896%, 09/25/34	2,168
123	Series 2003-WMC2, Class M1, VAR, 1.296%, 08/25/33	118
	Morgan Stanley ABS Capital I,
13	Series 2006-WMC1, Class A2B, VAR, 0.446%, 12/25/35	12
845	Series 2005-NC1, Class M3, VAR, 0.756%, 01/25/35	655
1,881	Series 2005-HE1, Class M3, VAR, 0.766%, 12/25/34	1,453
2,018	Series 2004-HE6, Class M3, VAR, 0.896%, 08/25/34	1,520
7,390	Series 2004-HE8, Class M3, VAR, 0.996%, 09/25/34	6,373
7,645	Series 2004-HE3, Class M1, VAR, 1.101%, 03/25/34	6,342
476	Series 2004-NC7, Class M3, VAR, 1.221%, 07/25/34	402
1,997	Series 2004-HE2, Class M3, VAR, 2.421%, 03/25/34	1,024
812	Series 2004-NC3, Class B1, VAR, 2.721%, 03/25/34	497
765	Series 2004-HE2, Class B1, VAR, 2.871%, 03/25/34	437
	New Century Home Equity Loan Trust,
3,561	Series 2005-A, Class A6, SUB, 4.954%, 08/25/35	2,862
1,829	Series 2005-1, Class M3, VAR, 0.766%, 03/25/35	1,484
1,495	Series 2004-2, Class M2, VAR, 0.866%, 08/25/34	1,254
4,683	Series 2004-4, Class M2, VAR, 1.041%, 02/25/35	3,274
1,864	Series 2003-B, Class M2, VAR, 2.721%, 11/25/33	1,336
	Option One Mortgage Loan Trust,
5,116	Series 2004-3, Class M2, VAR, 0.816%, 11/25/34	4,447
5,370	Series 2004-2, Class M1, VAR, 1.041%, 05/25/34	4,241
4,326	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, VAR, 1.971%, 10/25/34	2,766
	RAMP Trust,
800	Series 2004-RS11, Class M1, VAR, 0.866%, 11/25/34	753
1,465	Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	1,438
5,335	RASC Trust, Series 2006-KS7, Class A3, VAR, 0.396%, 09/25/36	4,642
	Renaissance Home Equity Loan Trust,
2,733	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	2,265
880	Series 2003-4, Class M2F, SUB, 5.744%, 03/25/34	643
881	Series 2004-1, Class M1, VAR, 0.826%, 05/25/34	643
1,880	Series 2003-3, Class M1, VAR, 0.976%, 12/25/33	1,476
	Saxon Asset Securities Trust,
1,722	Series 2006-2, Class A3C, VAR, 0.396%, 09/25/36	1,309
5,164	Series 2004-3, Class M2, VAR, 0.896%, 12/26/34	3,804
4,366	Series 2003-3, Class M1, VAR, 1.221%, 12/25/33	3,215
	Structured Asset Investment Loan Trust,
745	Series 2003-BC10, Class A4, VAR, 1.246%, 10/25/33	611
10,901	Series 2004-7, Class M1, VAR, 1.296%, 08/25/34	8,728
414	Structured Asset Securities Corp., Series 2003-AM1, Class M1, VAR, 1.596%, 04/25/33	363
	Wells Fargo Home Equity Trust,
464	Series 2004-2, Class A21B, VAR, 0.666%, 10/25/34	404
2,776	Series 2004-2, Class M1, VAR, 0.846%, 10/25/34	2,218
1,769	Series 2004-1, Class M4, VAR, 1.396%, 04/25/34	874
3,508	Series 2004-2, Class M4, VAR, 1.446%, 10/25/34	2,723

	Total Asset-Backed Securities (Cost $185,933)	191,011

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 4.2%
	Non-Agency CMO — 4.2%
	United States — 4.2%
	Banc of America Alternative Loan Trust,
2,843	Series 2005-12, Class 5A1, 5.250%, 01/25/21	2,775
743	Series 2005-4, Class 3A1, 5.500%, 05/25/20	739
493	Series 2005-6, Class 7A1, 5.500%, 07/25/20	499
160	Series 2005-6, Class 5A4, 5.500%, 07/25/35	141
2,972	Series 2005-11, Class 4A5, 5.750%, 12/25/35	2,226
47	Series 2006-4, Class 2A1, 6.000%, 05/25/21	46
2,357	Series 2006-4, Class 3CB4, 6.000%, 05/25/46	1,976
1,312	Series 2006-5, Class CB7, 6.000%, 06/25/46	975
2,564	Banc of America Funding Corp., Series 2007-4, Class 8A1, 5.500%, 11/25/34	2,536
	Banc of America Mortgage Securities, Inc.,
1,053	Series 2007-3, Class 1A1, 6.000%, 09/25/37	947
3,506	Series 2004-A, Class 2A2, VAR, 2.966%, 02/25/34	3,287
	Bear Stearns Asset-Backed Securities Trust,
957	Series 2003-AC4, Class M1, SUB, 5.658%, 09/25/33	898
2,138	Series 2004-AC5, Class M1, VAR, 0.916%, 10/25/34	1,339
906	Chase Mortgage Finance Corp., Series 2007-S2, Class 1A8, 6.000%, 03/25/37	759
2,670	Citicorp Mortgage Securities, Inc., Series 2007-4, Class 1A9, 6.000%, 05/25/37	2,346
5,984	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	5,840
146	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	148
	Countrywide Alternative Loan Trust,
651	Series 2004-28CB, Class 4A1, 5.000%, 01/25/20	648
232	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	208
2,425	Series 2005-21CB, Class A4, 5.250%, 06/25/35	2,131
1,930	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	1,754
1,046	Series 2007-9T1, Class 3A1, 5.500%, 05/25/22	931
1,964	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	1,893
713	Series 2005-20CB, Class 1A1, 5.500%, 07/25/35	596
3,997	Series 2006-4CB, Class 2A5, 5.500%, 04/25/36	2,971
3,534	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	3,143
1,532	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	1,488
1,215	Series 2005-J7, Class 2A1, 6.000%, 10/25/17	1,221
1,471	Series 2007-25, Class 2A1, 6.000%, 11/25/22	1,416
3,127	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	2,999
1,006	Series 2006-19CB, Class A15, 6.000%, 08/25/36	759
	Countrywide Home Loan Mortgage Pass-Through Trust,
720	Series 2005-20, Class A7, 5.250%, 12/25/27	637
337	Series 2006-15, Class A1, 6.250%, 10/25/36	280
1,979	Series 2007-18, Class 2A1, 6.500%, 11/25/37	1,649
	Credit Suisse First Boston Mortgage Securities Corp.,
8,861	Series 2005-10, Class 11A1, 5.500%, 11/25/20	8,823
2,043	Series 2005-4, Class 3A17, 5.500%, 06/25/35	2,085
1,219	Series 2005-10, Class 5A3, 5.500%, 11/25/35	957
1,628	Credit Suisse Mortgage Capital Certificates, Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,514
	First Horizon Alternative Mortgage Securities,
630	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	566
3,068	Series 2006-FA6, Class 3A1, 5.750%, 11/25/21	3,004
	First Horizon Asset Securities, Inc.,
173	Series 2005-8, Class 2A1, 5.250%, 02/25/21	173

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
559	Series 2005-6, Class 1A1, 5.500%, 11/25/35	564
1,414	Series 2006-3, Class 1A13, 6.250%, 11/25/36	1,405
3,489	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, VAR, 0.466%, 06/25/45	2,451
2,322	GSR Mortgage Loan Trust, Series 2006-9F, Class 8A1, 5.500%, 08/25/21	2,232
3,943	Impac CMB Trust, Series 2004-5, Class 1A1, VAR, 0.966%, 10/25/34	3,381
1,440	Indymac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, VAR, 0.546%, 07/25/35	990
	JP Morgan Mortgage Trust,
918	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	910
531	Series 2005-S2, Class 2A9, 5.500%, 09/25/35	533
801	Series 2005-A8, Class 1A1, VAR, 5.287%, 11/25/35	759
4,125	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	3,589
	MASTR Alternative Loans Trust,
2,869	Series 2006-3, Class 3A1, 5.500%, 06/25/21	2,640
783	Series 2005-3, Class 1A1, 5.500%, 04/25/35	755
806	Series 2005-5, Class 3A1, 5.750%, 08/25/35	715
1,380	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF2, 6.250%, 10/25/36	1,222
	Morgan Stanley Mortgage Loan Trust,
400	Series 2005-4, Class 1A, 5.000%, 08/25/35	404
2,326	Series 2004-9, Class 1A, VAR, 5.845%, 11/25/34	2,275
899	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, SUB, 5.159%, 03/25/35	871
	RALI Trust,
400	Series 2003-QS20, Class CB, 5.000%, 11/25/18	411
511	Series 2005-QS2, Class A1, 5.500%, 02/25/35	469
344	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	319
5,938	Series 2006-QS4, Class A2, 6.000%, 04/25/36	3,984
1,589	Series 2004-QS15, Class A2, VAR, 0.646%, 11/25/34	1,267
	Residential Asset Securitization Trust,
451	Series 2004-A6, Class A1, 5.000%, 08/25/19	457
5,391	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	4,612
	RFMSI Trust,
1,060	Series 2006-S10, Class 2A1, 5.500%, 10/25/21	1,089
103	Series 2006-S12, Class 2A2, 6.000%, 12/25/36	100
1,549	Structured Asset Securities Corp., Series 2003-35, Class B1, VAR, 5.537%, 12/25/33	1,275
	WaMu Mortgage Pass-Through Certifictes,
122	Series 2005-AR15, Class A1A1, VAR, 0.506%, 11/25/45	100
108	Series 2005-AR17, Class A1A1, VAR, 0.516%, 12/25/45	92
107	Series 2005-AR2, Class 2A21, VAR, 0.576%, 01/25/45	92
3,412	Series 2005-AR16, Class 1A1, VAR, 2.438%, 12/25/35	3,349
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
3,294	Series 2006-3, Class 5A2, 5.500%, 03/25/21	2,969
5,865	Series 2005-1, Class 1A3, 5.500%, 03/25/35	5,622
1,893	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,674
5,434	Series 2007-1, Class 2A1, 6.000%, 01/25/22	5,288
641	Series 2006-5, Class 2CB5, 6.500%, 07/25/36	440
	Wells Fargo Mortgage-Backed Securities Trust,
5,986	Series 2006-5, Class 1A5, 5.250%, 04/25/36	6,098
195	Series 2007-5, Class 2A3, 5.500%, 05/25/22	200
1,317	Series 2006-3, Class A9, 5.500%, 03/25/36	1,333
236	Series 2006-4, Class 1A1, 5.750%, 04/25/36	237

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
2,530	Series 2007-15, Class A1, 6.000%, 11/25/37	2,444

	Total Collateralized Mortgage Obligations (Cost $137,086)	138,940

Commercial Mortgage-Backed Security — 0.1%
	United States — 0.1%
4,872	Banc of America Large Loan, Inc., Series 2010-HLTN, VAR, 1.999%, 11/15/15 (e) (Cost $4,508)	4,652

SHARES
Common Stocks — 30.4%
	Australia — 2.1%
651	Amcor Ltd. (m)	5,140
452	Australia & New Zealand Banking Group Ltd. (m)	11,113
537	CFS Retail Property Trust Group (m)	1,114
3,218	Commonwealth Property Office Fund (m)	3,612
5,983	Dexus Property Group (m)	6,199
473	Goodman Group (m)	1,860
1,382	Mirvac Group (m)	1,981
2,944	Stockland (m)	10,316
1,129	Transurban Group (m)	7,252
1,287	Westfield Group (m)	13,462
1,738	Westfield Retail Trust (m)	5,552

		67,601

	Bermuda — 0.0% (g)
41	Validus Holdings Ltd.	1,322

	Brazil — 0.5%
307	AES Tiete S.A. (m)	3,672
540	CCR S.A. (m)	4,507
108	Cielo S.A. (m)	3,144
367	EDP - Energias do Brasil S.A. (m)	2,427
262	Souza Cruz S.A. (m)	3,714

		17,464

	Canada — 0.5%
94	Allied Properties Real Estate Investment Trust (m)	2,803
35	Calloway Real Estate Investment Trust (m)	1,017
37	Canadian Apartment Properties REIT (m)	907
78	Dundee Real Estate Investment Trust (m)	2,974
107	First Capital Realty, Inc. (m)	1,976
43	Northern Property Real Estate Investment Trust (m)	1,426
149	RioCan REIT (m)	4,262

		15,365

	Chile — 0.1%
21	Banco Santander Chile, ADR (m)	1,564

	China — 0.9%
10,896	Bank of China Ltd., Class H (m)	4,145
15,734	China Construction Bank Corp., Class H (m)	10,572
4,963	Industrial & Commercial Bank of China, Class H (m)	2,830
4,206	Jiangsu Expressway Co., Ltd., Class H (m)	3,889
2,742	PetroChina Co., Ltd., Class H (m)	3,424
5,276	Zhejiang Expressway Co., Ltd., Class H (m)	3,822

		28,682

	Czech Republic — 0.1%
108	Telefonica Czech Republic A.S. (m)	2,038

	Finland — 0.2%
637	UPM-Kymmene OYJ (m)	6,809

	France — 1.7%
204	Cie de Saint-Gobain (m)	6,137
246	GDF Suez (m)	5,495
94	Sanofi (m)	7,641
197	Schneider Electric S.A. (m)	11,100
75	Sodexo (m)	5,689
178	Total S.A. (m)	8,185
60	Unibail-Rodamco SE (m)	11,556

		55,803

	Germany — 1.3%
78	Allianz SE (m)	7,721
165	Alstria Office REIT-AG (m)	1,834
118	BASF SE (m)	8,579
118	Bayerische Motoren Werke AG (m)	8,788
155	Deutsche Boerse AG (m)	7,695
355	E.ON AG (m)	7,566

		42,183

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		Hong Kong — 0.9%
334		China Mobile Ltd. (m)	3,892
2,051		Dah Chong Hong Holdings Ltd. (m)	1,754
209		Hang Seng Bank Ltd. (m)	2,893
759		Hutchison Whampoa Ltd. (m)	6,804
1,331		Link REIT (The) (m)	5,820
1,068		Shanghai Industrial Holdings Ltd. (m)	2,911
1,533		SJM Holdings Ltd. (m)	2,722
94		Sun Hung Kai Properties Ltd. (m)	1,168
188		VTech Holdings Ltd. (m)	2,198

			30,162

		India — 0.1%
780		Tata Motors Ltd., Class A (m)	1,802

		Indonesia — 0.3%
15,482		Perusahaan Gas Negara Persero Tbk PT (m)	6,177
2,327		Telekomunikasi Indonesia Persero Tbk PT (m)	2,244

			8,421

		Italy — 0.3%
487		ENI S.p.A. (m)	10,039

		Japan — 2.2%
1		Advance Residence Investment Corp. (m)	1,843
234		Canon, Inc. (m)	7,804
87		Daito Trust Construction Co., Ltd. (m)	8,399
—	(h)	Daiwahouse Residential Investment Corp. (m)	2,739
—	(h)	Japan Real Estate Investment Corp. (m)	4,492
3		Japan Retail Fund Investment Corp. (m)	5,001
311		Japan Tobacco, Inc. (m)	9,757
1		Kenedix Realty Investment Corp. (m)	3,059
170		Mitsui Fudosan Co., Ltd. (m)	3,276
152		Nippon Telegraph & Telephone Corp. (m)	7,047
—	(h)	Nomura Real Estate Residential Fund, Inc. (m)	2,282
1		Orix JREIT, Inc. (m)	2,658
—	(h)	Premier Investment Corp. (m)	1,599
706		Sumitomo Corp. (m)	9,885
1		Tokyu REIT, Inc. (m)	3,742

			73,583

		Kazakhstan — 0.1%
110		KazMunaiGas Exploration Production JSC, Reg. S, GDR (m)	1,999

		Luxembourg — 0.0% (g)
7		Magnachip Semiconductor Corp. (a)	68

		Malaysia — 0.1%
1,508		Berjaya Sports Toto Bhd (m)	2,059
546		Lafarge Malayan Cement Bhd (m)	1,390

			3,449

		Mexico — 0.2%
55		Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	4,906
1,339		Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	2,787

			7,693

		Netherlands — 1.0%
50		Corio N.V. (m)	2,209
67		Eurocommercial Properties N.V. (m)	2,254
570		Koninklijke Ahold N.V. (m)	6,937
—	(h)	LyondellBasell Industries N.V., Class A	9
371		Royal Dutch Shell plc, Class A (m)	12,591
203		Unilever N.V., CVA (m)	7,032
38		Vastned Retail N.V. (m)	1,431
22		Wereldhave N.V. (m)	1,176

			33,639

		New Zealand — 0.3%
4,992		Telecom Corp. of New Zealand Ltd. (m)	10,704

		Philippines — 0.1%
61		Philippine Long Distance Telephone Co., ADR (m)	3,982

		Poland — 0.2%
59		KGHM Polska Miedz S.A. (m)	2,234
19		Powszechny Zaklad Ubezpieczen S.A. (m)	2,029
677		Telekomunikacja Polska S.A. (m)	3,193

			7,456

		Qatar — 0.2%
159		Commercial Bank of Qatar QSC (The) (m)	3,031
90		Industries Qatar QSC (m)	3,248

			6,279

		Russia — 0.3%
84		Lukoil OAO, ADR (m)	4,717
586		Mechel, ADR (m)	1,465
207		Mobile Telesystems OJSC, ADR (m)	3,914

			10,096

		Singapore — 0.7%
3,768		Ascendas India Trust (m)	2,341

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Singapore — Continued
865	Ascendas REIT (m)	1,574
1,558	Ascott Residence Trust (m)	1,531
3,012	Cambridge Industrial Trust (m)	1,449
3,177	CapitaCommercial Trust (m)	3,413
2,622	CapitaMalls Asia Ltd. (m)	3,419
2,447	Hutchison Port Holdings Trust, Class U (m)	1,855
2,576	Singapore Telecommunications Ltd. (m)	7,392

		22,974

	South Africa — 0.7%
670	African Bank Investments Ltd. (m)	2,949
66	Exxaro Resources Ltd. (m)	1,342
186	Foschini Group Ltd. (The) (m)	3,207
781	Growthpoint Properties Ltd. (m)	2,398
47	Kumba Iron Ore Ltd. (m)	2,916
439	MTN Group Ltd. (m)	7,886
259	Redefine Properties Ltd. (m)	288
74	Tiger Brands Ltd. (m)	2,360

		23,346

	South Korea — 0.3%
84	Kangwon Land, Inc. (m)	1,735
56	KT Corp. (m)	1,588
103	KT Corp., ADR (m)	1,473
27	KT&G Corp. (m)	1,958
137	SK Telecom Co., Ltd., ADR (m)	1,900
24	S-Oil Corp. (m)	1,990

		10,644

	Sweden — 0.3%
276	Swedbank AB, Class A (m)	4,800
606	Telefonaktiebolaget LM Ericsson, Class B (m)	5,625

		10,425

	Switzerland — 0.8%
129	Nestle S.A. (m)	7,912
64	Roche Holding AG (m)	11,316
126	Swiss Re AG (a) (m)	7,870

		27,098

	Taiwan — 0.9%
282	Asustek Computer, Inc. (a) (m)	2,589
871	Delta Electronics, Inc. (m)	2,923
682	Far EasTone Telecommunications Co., Ltd. (m)	1,710
2,282	Novatek Microelectronics Corp. (m)	6,599
545	President Chain Store Corp. (m)	2,836
1,068	Quanta Computer, Inc. (m)	2,763
841	Taiwan Mobile Co., Ltd. (m)	2,769
318	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	4,447
707	Tripod Technology Corp. (m)	1,592

		28,228

	Thailand — 0.4%
1,111	Advanced Info Service PCL (m)	7,023
3,565	Bangkok Expressway PCL (m)	3,220
2,117	Charoen Pokphand Foods PCL (m)	2,227
169	Siam Cement PCL, NVDR (m)	1,754

		14,224

	Turkey — 0.3%
851	Arcelik A.S. (m)	4,210
224	Ford Otomotiv Sanayi A.S. (m)	2,152
180	Tupras Turkiye Petrol Rafinerileri A.S. (m)	3,951

		10,313

	United Kingdom — 2.5%
168	AstraZeneca plc (m)	7,865
246	British American Tobacco plc (m)	13,081
877	British Land Co. plc (m)	7,326
1,767	Centrica plc (m)	8,768
360	GlaxoSmithKline plc (m)	8,287
249	Hammerson plc (m)	1,805
937	HSBC Holdings plc (m)	7,824
113	Land Securities Group plc (m)	1,391
1,165	Old Mutual plc (m)	2,869
308	Pearson plc (m)	5,758
108	SABMiller plc (m)	4,642
417	Segro plc (m)	1,543
3,999	Vodafone Group plc (m)	11,444

		82,603

	United States — 9.8%
32	3M Co.	2,939
39	Abbott Laboratories	2,570
62	American Campus Communities, Inc. (m)	2,964
5	American Tower Corp. (m)	395
30	Analog Devices, Inc.	1,170
50	Apartment Investment & Management Co., Class A (m)	1,385
16	Apple, Inc. (a) (m)	9,699
50	Arthur J. Gallagher & Co.	1,768

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		United States — Continued
224		Associated Estates Realty Corp. (m)	3,350
51		AT&T, Inc.	1,929
10		Automatic Data Processing, Inc.	587
26		Boston Properties, Inc. (m)	2,906
33		Camden Property Trust (m)	2,375
56		Capmark Financial Group, Inc. (a)	1,341
34		CenturyLink, Inc.	1,416
81		Chevron Corp. (m)	8,861
35		Cincinnati Financial Corp.	1,321
87		Cinemark Holdings, Inc.	2,030
188		CME Group, Inc. (m)	9,799
52		CMS Energy Corp.	1,289
40		Coca-Cola Co. (The)	3,225
148		ConocoPhillips (m)	8,043
1		Constar International, Inc., ADR (a) (f) (i)	—	(h)
154		CubeSmart (m)	1,845
22		Cullen/Frost Bankers, Inc.	1,204
333		DCT Industrial Trust, Inc. (m)	2,086
25		Digital Realty Trust, Inc. (m)	1,936
174		E.I. du Pont de Nemours & Co. (m)	8,637
199		Emerson Electric Co. (m)	9,525
4		Eurofresh, Inc., ADR (a) (f) (i)	—
—	(h)	General Maritime Corp. (a) (f) (i)	11
1		General Motors Co. (a)	10
38		Genuine Parts Co.	2,424
87		Glimcher Realty Trust (m)	869
132		HCP, Inc. (m)	6,237
40		Health Care REIT, Inc. (m)	2,495
21		Hershey Co. (The)	1,524
127		Highwoods Properties, Inc. (m)	4,291
61		Home Depot, Inc. (The)	3,176
33		Intel Corp.	852
37		Johnson & Johnson	2,531
156		Kinder Morgan, Inc. (m)	5,575
16		KLA-Tencor Corp.	820
50		Kraft Foods, Inc., Class A	1,967
126		Liberty Property Trust (m)	4,558
12		Limited Brands, Inc.	574
39		Linear Technology Corp.	1,255
29		Lorillard, Inc.	3,735
24		M&T Bank Corp.	2,079
86		Macerich Co. (The) (m)	5,035
95		Mack-Cali Realty Corp. (m)	2,532
385		Masco Corp. (m)	4,629
127		Mattel, Inc. (m)	4,451
16		McDonald's Corp.	1,467
420		Merck & Co., Inc. (m)	18,538
373		Microsoft Corp. (m)	11,006
64		Molex, Inc.	1,604
—	(h)	Motors Liquidation Co. GUC Trust (a)	2
63		National Retail Properties, Inc. (m)	1,853
3		Neebo, Inc. (a) (f) (i)	12
40		NextEra Energy, Inc.	2,857
31		Northeast Utilities	1,243
50		Omega Healthcare Investors, Inc. (m)	1,219
56		OneBeacon Insurance Group Ltd., Class A	717
36		ONEOK, Inc.	1,613
145		Paychex, Inc. (m)	4,734
82		Pennsylvania Real Estate Investment Trust (m)	1,173
667		Pfizer, Inc. (m)	16,032
134		PG&E Corp. (m)	6,169
25		Philip Morris International, Inc.	2,323
19		PPG Industries, Inc.	2,122
27		Procter & Gamble Co. (The)	1,720
15		Prologis, Inc. (m)	475
11		Public Storage (m)	1,594
295		Real Mex Restaurants, Inc., Class B, ADR (a) (f) (i)	17
43		Realty Income Corp. (m)	1,751
49		Sempra Energy	3,462
96		Senior Housing Properties Trust (m)	2,186
29		Simon Property Group, Inc. (m)	4,724
39		Snap-on, Inc.	2,623
63		Spectra Energy Corp.	1,926
174		Sysco Corp. (m)	5,127
38		T. Rowe Price Group, Inc.	2,302
22		Time Warner Cable, Inc.	1,858
411		Time Warner, Inc. (m)	16,080
34		Travelers Cos., Inc. (The)	2,151
10		Tupperware Brands Corp.	502
3		U.S. Concrete, Inc. (a)	19
1		Unisys Corp. (a)	16
95		UnitedHealth Group, Inc. (m)	4,868
84		Ventas, Inc. (m)	5,627
319		Verizon Communications, Inc. (m)	14,378

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	United States — Continued
8	Vornado Realty Trust (m)	643
50	Weingarten Realty Investors (m)	1,355
394	Wells Fargo & Co. (m)	13,306
65	Williams Cos., Inc. (The)	2,082
26	Williams-Sonoma, Inc.	920

		324,621

	Total Common Stocks (Cost $949,689)	1,002,679

PRINCIPAL AMOUNT
Convertible Bonds — 4.2%
	Australia — 0.3%
AUD 6,700	CFS Retail Property Trust, 5.750%, 07/04/16	7,239
	Paladin Energy Ltd.,
1,000	3.625%, 11/04/15	818
800	6.000%, 04/30/17	735

		8,792

	Austria — 0.1%
EUR 67,370	IMMOFINANZ AG, 4.250%, 03/08/18 (d)	3,341

	Belgium — 0.0% (g)
EUR 700	Nyrstar, 7.000%, 07/10/14	898

	Bermuda — 0.1%
3,800	Ship Finance International Ltd., 3.750%, 02/10/16	3,150

	Canada — 0.0% (g)
1,500	Petrominerales Ltd., 2.625%, 08/25/16	1,432

	Cayman Islands — 0.4%
6,300	Agile Property Holdings Ltd., 4.000%, 04/28/16	6,040
2,200	BES Finance Ltd., 1.625%, 04/15/13	2,081
3,900	Polarcus Ltd., 2.875%, 04/27/16	3,486
CNY 11,200	Shui On Land Ltd., 4.500%, 09/29/15	1,746

		13,353

	France — 0.4%
EUR 283	Air France, 4.970%, 04/01/15	3,910
EUR 14	AXA S.A., 3.750%, 01/01/17	4,465
EUR 17,395	Peugeot S.A., 4.450%, 01/01/16 (d)	4,805

		13,180

	India — 0.4%
5,300	Jaiprakash Power Ventures Ltd., 5.000%, 02/13/15	4,651
1,500	Sesa Goa Ltd., 5.000%, 10/31/14	1,408
1,410	Sterlite Industries India Ltd., 4.000%, 10/30/14	1,311
4,900	Tata Steel Ltd., 4.500%, 11/21/14	4,837

		12,207

	Luxembourg — 0.1%
	Kloeckner & Co. Financial Services S.A.,
EUR 800	2.500%, 12/22/17	858
EUR 2,700	6.000%, 06/09/14	3,355

		4,213

	Mexico — 0.2%
6,300	Cemex S.A.B. de C.V., 4.875%, 03/15/15	5,639

	Singapore — 0.1%
1,600	Olam International Ltd., 6.000%, 10/15/16	1,708

	South Africa — 0.1%
ZAR 27,000	Steinhoff International Holdings Ltd., 9.625%, 07/20/15	3,928

	South Korea — 0.1%
2,300	STX Pan Ocean Co., Ltd., 4.500%, 11/20/14	2,220

	Spain — 0.1%
EUR 1,350	Abengoa S.A., 4.500%, 02/03/17	1,325
EUR 300	Melia Hotels International S.A., 5.000%, 12/18/14	322
EUR 2,200	Pescanova S.A., 8.750%, 02/17/19	2,626

		4,273

	United Arab Emirates — 0.1%
EUR 3,900	Aabar Investments PJSC, 4.000%, 05/27/16	4,760

	United Kingdom — 0.5%
1,500	Salamander Energy plc, 5.000%, 03/30/15	1,517
GBP 4,800	TUI Travel plc, 6.000%, 10/05/14	7,375
3,000	Vedanta Resources Jersey II Ltd., 4.000%, 03/30/17	2,946
6,300	Vedanta Resources Jersey Ltd., 5.500%, 07/13/16	6,029

		17,867

	United States — 1.2%
3,855	Advanced Micro Devices, Inc., 6.000%, 05/01/15	3,889
4,000	Annaly Capital Management, Inc., 5.000%, 05/15/15	4,015

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — Continued
	United States — Continued
6,398	Apollo Investment Corp., 5.750%, 01/15/16	6,430
	Ares Capital Corp.,
4,795	4.875%, 03/15/17 (e)	4,747
615	5.125%, 06/01/16	624
3,000	5.750%, 02/01/16	3,146
3,634	Chesapeake Energy Corp., 2.500%, 05/15/37	3,180
2,313	Corporate Office Properties LP, 4.250%, 04/15/30 (e)	2,278
3,500	Dendreon Corp., 2.875%, 01/15/16	2,371
5,105	DryShips, Inc., 5.000%, 12/01/14	3,963
780	Micron Technology, Inc., 1.875%, 06/01/27	690
1,916	Peabody Energy Corp., 4.750%, 12/15/41	1,502
1,000	RadioShack Corp., 2.500%, 08/01/13 (e)	902
113	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (f) (i)	113
120	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (f) (i)	120
15	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	16

		37,986

	Total Convertible Bonds (Cost $143,081)	138,947

Corporate Bonds — 40.1%
	Australia — 0.3%
250	Boart Longyear Management Pty Ltd., 7.000%, 04/01/21 (e)	261
	FMG Resources August 2006 Pty Ltd.,
200	6.000%, 04/01/17 (e)	199
750	6.375%, 02/01/16 (e)	754
925	6.875%, 02/01/18 (e)	934
727	6.875%, 04/01/22 (e)	725
6,753	8.250%, 11/01/19 (e)	7,108

		9,981

	Austria — 0.1%
1,027	OGX Austria GmbH, 8.375%, 04/01/22 (e)	858
	Sappi Papier Holding GmbH,
700	6.625%, 04/15/21 (e) (f) (i)	640
200	8.375%, 06/15/19 (e)	205

		1,703

	Bahamas — 0.0% (g)
556	Ultrapetrol Bahamas Ltd., 9.000%, 11/24/14	476

	Bermuda — 0.3%
	Aircastle Ltd.,
2,400	6.750%, 04/15/17	2,520
2,765	7.625%, 04/15/20	2,959
700	9.750%, 08/01/18	794
1,650	Catlin Insurance Co., Ltd., VAR, 7.249%, 01/19/17 (e) (x)	1,485
850	Digicel Group Ltd., 10.500%, 04/15/18 (e)	907
200	Seadrill Ltd., 6.500%, 10/05/15	202

		8,867

	Canada — 0.6%
635	Cascades, Inc., 7.750%, 12/15/17	657
970	Garda World Security Corp., 9.750%, 03/15/17 (e)	1,022
2,800	Kodiak Oil & Gas Corp., 8.125%, 12/01/19 (e)	2,982
859	Masonite International Corp., 8.250%, 04/15/21 (e)	893
993	MEG Energy Corp., 6.375%, 01/30/23 (e)	1,017
204	New Gold, Inc., 7.000%, 04/15/20 (e)	213
	Novelis, Inc.,
500	8.375%, 12/15/17	547
1,625	8.750%, 12/15/20	1,804
	Precision Drilling Corp.,
210	6.500%, 12/15/21	218
885	6.625%, 11/15/20	923
	Quebecor Media, Inc.,
4,895	7.750%, 03/15/16	5,036
	Quebecor World Capital Corp.,
50	6.125%, 11/15/13 (d)	1
50	9.750%, 01/15/15 (d)	—	(h)
165	Taseko Mines Ltd., 7.750%, 04/15/19	158
900	Telesat Canada/Telesat LLC, 6.000%, 05/15/17 (e)	931
325	Thompson Creek Metals Co., Inc., 7.375%, 06/01/18	254
3,285	Trinidad Drilling Ltd., 7.875%, 01/15/19 (e)	3,507
250	Videotron Ltee, 5.000%, 07/15/22	261

		20,424

	Cayman Islands — 0.4%
1,115	MCE Finance Ltd., 10.250%, 05/15/18	1,265

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Cayman Islands — Continued
	Seagate HDD Cayman,
295	6.875%, 05/01/20	318
345	7.000%, 11/01/21	375
1,210	7.750%, 12/15/18	1,340
150	Seagate Technology HDD Holdings,
	6.800%, 10/01/16	167
8,575	UPCB Finance III Ltd., 6.625%, 07/01/20 (e)	8,897
550	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	586

		12,948

	Finland — 0.0% (g)
394	Nokia OYJ, 5.375%, 05/15/19	306

	France — 0.0% (g)
675	Lafarge S.A., 7.125%, 07/15/36	670
150	Pernod-Ricard S.A., 5.750%, 04/07/21 (e)	175
608	Rexel S.A., 6.125%, 12/15/19 (e)	622

		1,467

	Germany — 0.1%
1,600	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/01/17 (e)	1,736

	Ireland — 0.4%
	Ardagh Packaging Finance plc,
1,625	7.375%, 10/15/17 (e)	1,743
7,550	9.125%, 10/15/20 (e)	7,927
1,000	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 (e)	1,041
	Elan Finance plc/Elan Finance Corp.,
1,500	8.750%, 10/15/16	1,631
1,000	Vimpel Communications Via VIP Finance
	Ireland Ltd. OJSC, 7.748%, 02/02/21 (e)	995
925	XL Group plc, VAR, 6.500%, 04/15/17 (x)	803

		14,140

	Japan — 0.0% (g)
950	eAccess Ltd., 8.250%, 04/01/18 (e)	874

	Kazakhstan — 0.4%
11,645	KazMunayGas National Co., 11.750%, 01/23/15	14,091

	Luxembourg — 1.4%
150	APERAM, 7.750%, 04/01/18 (e)	124
350	ArcelorMittal, 6.250%, 02/25/22	351
225	Calcipar S.A., 6.875%, 05/01/18 (e)	221
	Intelsat Jackson Holdings S.A.,
1,575	7.250%, 04/01/19	1,683
845	7.250%, 10/15/20 (e)	898
6,295	7.250%, 10/15/20	6,720
1,200	7.500%, 04/01/21	1,284
1,150	8.500%, 11/01/19	1,279
3,496	11.250%, 06/15/16	3,680
	Intelsat Luxembourg S.A.,
6,150	11.250%, 02/04/17	6,396
5,067	PIK, 11.500%, 02/04/17	5,270
2,105	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., 10.500%, 04/15/18	2,336
11,480	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S, 9.000%, 06/11/14	12,743
	Wind Acquisition Finance S.A.,
292	7.250%, 02/15/18 (e)	258
800	7.250%, 02/15/18 (e)	712
3,030	11.750%, 07/15/17 (e)	2,515

		46,470

	Mexico — 0.2%
	Cemex S.A.B. de C.V.,
2,500	9.000%, 01/11/18 (e)	2,325
2,000	VAR, 5.461%, 09/30/15 (e)	1,855
	Kansas City Southern de Mexico S.A. de C.V.,
200	6.125%, 06/15/21	223
298	6.625%, 12/15/20	335
350	8.000%, 02/01/18	391

		5,129

	Netherlands — 0.5%
300	Bluewater Holding B.V., VAR, 3.455%, 07/17/14 (e)	258
	LyondellBasell Industries N.V.,
1,160	5.000%, 04/15/19	1,259
560	5.750%, 04/15/24	634
2,225	6.000%, 11/15/21	2,559
5,800	NXP B.V./NXP Funding LLC, 9.750%, 08/01/18 (e)	6,641
200	OSX 3 Leasing B.V., 9.250%, 03/20/15 (e)	203

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Netherlands –– Continued
115	Royal Bank of Scotland N.V., VAR, 1.168%, 03/09/15	100
2,860	Sensata Technologies B.V., 6.500%, 05/15/19 (e)	2,981
	VimpelCom Holdings B.V.,
200	6.255%, 03/01/17 (e)	199
500	7.504%, 03/01/22 (e)	488
200	VAR, 4.461%, 06/29/14 (e)	199

		15,521

	Norway — 0.0% (g)
775	Petroleum Geo-Services ASA, 7.375%, 12/15/18 (e)	806

	United Arab Emirates — 0.3%
	Dubai Electricity & Water Authority,
8,950	8.500%, 04/22/15 (e)	10,046

	United Kingdom — 0.5%
	Barclays Bank plc,
320	6.050%, 12/04/17 (e)	325
320	10.179%, 06/12/21 (e)	381
4,150	CEVA Group plc, 8.375%, 12/01/17 (e)	4,056
1,750	Hanson Ltd., 6.125%, 08/15/16	1,899
	Ineos Finance plc,
3,400	8.375%, 02/15/19 (e)	3,519
4,950	9.000%, 05/15/15 (e)	5,222
100	Inmarsat Finance plc, 7.375%, 12/01/17 (e)	108
182	Royal Bank of Scotland plc (The), VAR, 9.500%, 03/16/22	196
1,050	Virgin Media Finance plc, 8.375%, 10/15/19	1,188

		16,894

	United States — 34.6%
410	99 Cents Only Stores, 11.000%, 12/15/19 (e)	448
	Accellent, Inc.,
4,050	8.375%, 02/01/17	4,212
750	10.000%, 11/01/17	639
2,525	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,247
905	ACL I Corp., PIK, 10.625%, 02/15/16	901
290	Actuant Corp., 5.625%, 06/15/22 (e)	299
	Advanced Micro Devices, Inc.,
700	7.750%, 08/01/20	733
800	8.125%, 12/15/17	842
	AES Corp. (The),
275	7.375%, 07/01/21 (e)	314
2,825	8.000%, 10/15/17	3,284
750	9.750%, 04/15/16	902
931	AES Eastern Energy LP, 9.000%, 01/02/17 (d) (f) (i)	121
	AK Steel Corp.,
528	7.625%, 05/15/20	446
438	8.375%, 04/01/22	370
4,750	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	2,707
400	Allbritton Communications Co., 8.000%, 05/15/18	425
660	Alliance One International, Inc., 10.000%, 07/15/16	670
1,750	Alliant Techsystems, Inc., 6.750%, 04/01/16	1,794
	Ally Financial, Inc.,
1,121	4.625%, 06/26/15	1,157
747	5.500%, 02/15/17	778
6,400	6.250%, 12/01/17	6,920
6,850	6.750%, 12/01/14	7,389
1,400	7.500%, 09/15/20	1,633
6,295	8.000%, 11/01/31	7,538
	Alpha Natural Resources, Inc.,
630	6.000%, 06/01/19	548
485	6.250%, 06/01/21	420
600	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	601
	AMC Entertainment, Inc.,
2,350	8.750%, 06/01/19	2,550
1,850	9.750%, 12/01/20	2,007
215	American Achievement Corp., 10.875%, 04/15/16 (e)	188
437	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	451
1,675	American Airlines 2011-1 Class B Pass-Through Trust, 7.000%, 01/31/18 (e)	1,679
3,450	American Axle & Manufacturing, Inc., 7.750%, 11/15/19	3,687
610	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14	637
3,380	American International Group, Inc., VAR, 8.175%, 05/15/58	3,853

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
155	American Railcar Industries, Inc., 7.500%, 03/01/14	158
225	American Standard Americas, 10.750%, 01/15/16 (e)	201
1,000	American Stores Co., 7.100%, 03/20/28	749
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
350	6.750%, 05/20/20	370
450	7.000%, 05/20/22	478
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,285	6.250%, 08/20/19	1,324
84	6.500%, 05/20/21	87
	Ameristar Casinos, Inc.,
775	7.500%, 04/15/21 (e)	835
	Amkor Technology, Inc.,
450	6.625%, 06/01/21	447
4,070	7.375%, 05/01/18	4,202
685	AmSouth Bancorp, 6.750%, 11/01/25	681
250	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	265
465	Anixter, Inc., 5.625%, 05/01/19	482
1,052	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	1,123
	Arch Coal, Inc.,
400	7.000%, 06/15/19	349
575	7.250%, 10/01/20	499
3,200	7.250%, 06/15/21	2,768
2,175	8.750%, 08/01/16	2,126
1,750	Armored Autogroup, Inc., 9.250%, 11/01/18 (e)	1,560
	Ashtead Capital, Inc.,
282	6.500%, 07/15/22 (e)	293
1,500	9.000%, 08/15/16 (e)	1,549
3,690	Atkore International, Inc., 9.875%, 01/01/18	3,542
275	AutoNation, Inc., 5.500%, 02/01/20	289
	Avaya, Inc.,
4,350	7.000%, 04/01/19 (e)	3,920
1,370	9.750%, 11/01/15	1,069
1,250	PIK, 10.875%, 11/01/15	984
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
3,720	8.250%, 01/15/19	3,994
3,424	9.625%, 03/15/18	3,788
250	9.750%, 03/15/20	280
590	BakerCorp International, Inc., 8.250%, 06/01/19 (e)	590
	Ball Corp.,
675	5.000%, 03/15/22	714
270	5.750%, 05/15/21	293
	Bank of America Corp.,
250	5.625%, 07/01/20	278
955	5.875%, 01/05/21	1,083
580	6.500%, 08/01/16	655
5,482	VAR, 8.000%, 01/30/18 (x)	5,906
3,095	VAR, 8.125%, 05/15/18 (x)	3,340
1,425	BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	1,446
	BE Aerospace, Inc.,
1,309	5.250%, 04/01/22	1,374
180	6.875%, 10/01/20	200
10	Belden, Inc., 9.250%, 06/15/19	11
	Berry Plastics Corp.,
1,170	9.500%, 05/15/18	1,278
200	9.750%, 01/15/21	224
	Bill Barrett Corp.,
200	7.000%, 10/15/22	197
1,467	7.625%, 10/01/19	1,522
595	9.875%, 07/15/16	657
	Biomet, Inc.,
960	6.500%, 08/01/20 (e)	989
11,720	PIK, 11.125%, 10/15/17	12,540
625	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	705
3,750	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20	4,003
750	Briggs & Stratton Corp., 6.875%, 12/15/20	802
1,305	Brightstar Corp., 9.500%, 12/01/16 (e)	1,370
	Building Materials Corp. of America,
800	6.750%, 05/01/21 (e)	874
500	6.875%, 08/15/18 (e)	539
4,539	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	4,567
600	Burger King Corp., 9.875%, 10/15/18	688
	Cablevision Systems Corp.,
780	7.750%, 04/15/18	848
200	8.000%, 04/15/20	222
4,158	8.625%, 09/15/17	4,750

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Caesars Entertainment Operating Co., Inc.,
1,750	8.500%, 02/15/20 (e)	1,757
12,000	11.250%, 06/01/17	12,990
75	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	81
	Calpine Corp.,
3,762	7.250%, 10/15/17 (e)	4,072
1,315	7.500%, 02/15/21 (e)	1,463
2,050	7.875%, 07/31/20 (e)	2,311
4,835	7.875%, 01/15/23 (e)	5,500
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
265	9.375%, 05/01/19	274
562	9.625%, 08/01/20 (e)	593
307	Capella Healthcare, Inc., 9.250%, 07/01/17	325
	Capmark Financial Group, Inc.,
4,135	0.000%, 05/10/10 (d)	72
537	VAR, 9.000%, 09/30/15	538
1,000	Carriage Services, Inc., 7.875%, 01/15/15	1,010
1,600	Case New Holland, Inc., 7.875%, 12/01/17	1,876
350	Casella Waste Systems, Inc., 7.750%, 02/15/19	347
664	Catalent Pharma Solutions, Inc., VAR, 9.500%, 04/15/15	680
770	CBRE Services, Inc., 6.625%, 10/15/20	827
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,619	6.500%, 04/30/21	1,752
399	6.625%, 01/31/22	434
578	7.000%, 01/15/19	634
2,065	7.250%, 10/30/17	2,269
525	7.375%, 06/01/20	583
7,130	7.875%, 04/30/18	7,781
1,622	8.125%, 04/30/20	1,833
6,300	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	6,678
550	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	619
175	Celanese US Holdings LLC, 6.625%, 10/15/18	192
1,800	Cemex Finance LLC, 9.500%, 12/14/16 (e)	1,786
5,250	Central Garden & Pet Co., 8.250%, 03/01/18	5,381
375	Century Aluminum Co., 8.000%, 05/15/14	375
4,475	CenturyLink, Inc., 5.800%, 03/15/22	4,749
1,824	Cenveo Corp., 8.875%, 02/01/18	1,587
2,953	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e)	3,182
360	Ceridian Corp., 8.875%, 07/15/19 (e)	379
25	CF Industries, Inc., 7.125%, 05/01/20	31
1,405	Chemtura Corp., 7.875%, 09/01/18	1,521
	Chesapeake Energy Corp.,
475	6.125%, 02/15/21	464
4,300	6.625%, 08/15/20	4,279
900	6.775%, 03/15/19	882
65	6.875%, 08/15/18	65
783	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 07/15/22	789
600	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	546
	Chrysler Group LLC/CG Co-Issuer, Inc.,
514	8.000%, 06/15/19	534
9,664	8.250%, 06/15/21	10,063
	CHS/Community Health Systems, Inc.,
2,550	7.125%, 07/15/20	2,671
1,835	8.000%, 11/15/19	1,987
143	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (f) (i)	106
260	Cimarex Energy Co., 5.875%, 05/01/22	277
	Cincinnati Bell, Inc.,
215	8.250%, 10/15/17	227
4,200	8.375%, 10/15/20	4,379
650	8.750%, 03/15/18	635
	Cinemark USA, Inc.,
1,005	7.375%, 06/15/21	1,116
750	8.625%, 06/15/19	836
	CIT Group, Inc.,
1,729	4.250%, 08/15/17	1,729
436	5.000%, 05/15/17	455
1,383	5.000%, 08/15/22	1,383
3,500	5.250%, 03/15/18	3,706
217	5.375%, 05/15/20	228
1,830	6.625%, 04/01/18 (e)	2,004
2,180	7.000%, 05/02/16 (e)	2,191
4,716	7.000%, 05/02/17 (e)	4,740

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
175	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	199
	Citigroup Funding, Inc.,
10,805	VAR, 01/03/17 (d)	9,774
5,791	VAR, 01/03/17 (e)	5,268
	CityCenter Holdings LLC/CityCenter Finance Corp.,
3,140	7.625%, 01/15/16	3,309
1,626	PIK, 0.000%, 01/15/17 (d)	1,714
1,315	CKE Restaurants, Inc., 11.375%, 07/15/18	1,511
	Claire’s Stores, Inc.,
3,000	8.875%, 03/15/19	2,527
5,300	9.000%, 03/15/19 (e)	5,499
609	Clean Harbors, Inc., 5.250%, 08/01/20 (e)	628
650	Clear Channel Communications, Inc.,
	9.000%, 03/01/21	543
	Clear Channel Worldwide Holdings, Inc.,
115	7.625%, 03/15/20 (e)	108
1,625	7.625%, 03/15/20 (e)	1,556
575	9.250%, 12/15/17	618
11,400	9.250%, 12/15/17	12,312
	Clearwire Communications LLC/Clearwire Finance, Inc.,
83	12.000%, 12/01/15 (e)	78
1,813	12.000%, 12/01/15 (e)	1,713
400	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	420
580	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	608
375	CNH Capital LLC, 6.250%, 11/01/16 (e)	404
730	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	672
900	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	967
380	Columbus McKinnon Corp., 7.875%, 02/01/19	403
1,095	Commercial Barge Line Co., 12.500%, 07/15/17	1,235
600	Commercial Metals Co., 7.350%, 08/15/18	625
303	Commercial Vehicle Group, Inc., 7.875%, 04/15/19	306
2,741	CommScope, Inc., 8.250%, 01/15/19 (e)	2,868
350	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	347
	Comstock Resources, Inc.,
516	7.750%, 04/01/19	498
950	8.375%, 10/15/17	950
617	9.500%, 06/15/20	646
	Concho Resources, Inc.,
490	6.500%, 01/15/22	525
731	7.000%, 01/15/21	802
	CONSOL Energy, Inc.,
620	8.000%, 04/01/17	656
630	8.250%, 04/01/20	669
44	Constar International, Inc., 11.000%, 12/31/17 (f) (i)	44
	Constellation Brands, Inc.,
210	6.000%, 05/01/22	232
1,610	7.250%, 09/01/16	1,840
2,350	7.250%, 05/15/17	2,711
2,377	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,401
95	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	100
1,409	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	1,508
	Continental Resources, Inc.,
900	5.000%, 09/15/22 (e)	936
175	7.125%, 04/01/21	198
475	7.375%, 10/01/20	537
750	Corrections Corp. of America, 7.750%, 06/01/17	812
577	Covanta Holding Corp., 6.375%, 10/01/22	619
111	CPM Holdings, Inc., 10.625%, 09/01/14	118
	Cricket Communications, Inc.,
15	7.750%, 05/15/16	16
2,950	7.750%, 10/15/20	2,817
	Crosstex Energy LP/Crosstex Energy Finance Corp.,
701	7.125%, 06/01/22 (e)	687
1,875	8.875%, 02/15/18	1,987
	CSC Holdings LLC,
100	6.750%, 11/15/21 (e)	109
342	7.625%, 07/15/18	387
500	D.R. Horton, Inc., 5.625%, 01/15/16	536
559	Dana Holding Corp., 6.750%, 02/15/21	602
	DaVita, Inc.,
429	6.375%, 11/01/18	456

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
2,735	6.625%, 11/01/20	2,899
465	DDR Corp., 7.875%, 09/01/20	574
	Dean Foods Co.,
450	7.000%, 06/01/16	464
150	9.750%, 12/15/18	164
5,830	Del Monte Corp., 7.625%, 02/15/19	5,786
102	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	104
329	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	337
53	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	58
480	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	487
600	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	606
1,060	Deluxe Corp., 7.000%, 03/15/19	1,116
	Denbury Resources, Inc.,
1,400	8.250%, 02/15/20	1,575
500	9.750%, 03/01/16	545
500	DineEquity, Inc., 9.500%, 10/30/18	552
	DISH DBS Corp.,
300	4.625%, 07/15/17 (e)	305
542	5.875%, 07/15/22 (e)	558
1,783	6.750%, 06/01/21	1,950
4,500	7.125%, 02/01/16	4,967
215	7.750%, 05/31/15	241
11,965	7.875%, 09/01/19	13,909
	DJO Finance LLC/DJO Finance Corp.,
2,550	7.750%, 04/15/18	2,161
1,705	8.750%, 03/15/18 (e)	1,756
328	Dollar General Corp., 4.125%, 07/15/17	340
475	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	495
682	DuPont Fabros Technology LP, 8.500%, 12/15/17	752
200	Dycom Investments, Inc., 7.125%, 01/15/21	217
	Dynegy Holdings LLC,
100	7.125%, 05/15/18 (d)	63
2,000	7.750%, 06/01/19 (d)	1,275
600	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, 7.670%, 11/08/16 (d)	387
697	Eastman Kodak Co., 9.750%, 03/01/18 (d) (e)	554
3,200	Easton-Bell Sports, Inc., 9.750%, 12/01/16	3,496
	Edison Mission Energy,
54	7.000%, 05/15/17	29
1,546	7.200%, 05/15/19	831
2,500	El Paso LLC, 7.250%, 06/01/18	2,884
25	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	29
375	Emergency Medical Services Corp., 8.125%, 06/01/19	399
	Endo Health Solutions, Inc.,
225	7.000%, 07/15/19	249
967	7.250%, 01/15/22	1,071
6,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	6,607
	Energy XXI Gulf Coast, Inc.,
935	7.750%, 06/15/19	982
700	9.250%, 12/15/17	775
	EP Energy LLC/EP Energy Finance, Inc.,
2,352	6.875%, 05/01/19 (e)	2,511
4,935	9.375%, 05/01/20 (e)	5,311
2,750	Epicor Software Corp., 8.625%, 05/01/19	2,819
	Equinix, Inc.,
615	7.000%, 07/15/21	684
35	8.125%, 03/01/18	39
19	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	—
2,425	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	2,449
1,690	Felcor Lodging LP, 6.750%, 06/01/19	1,787
950	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	903
630	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20 (e)	665
	Fidelity National Information Services, Inc.,
985	5.000%, 03/15/22 (e)	1,039
235	7.625%, 07/15/17 (e)	258
550	7.625%, 07/15/17	608
900	7.875%, 07/15/20	1,015
1,237	Fifth & Pacific Cos., Inc., 10.500%, 04/15/19 (e)	1,384
	First Data Corp.,
500	7.375%, 06/15/19 (e)	522

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
763	8.250%, 01/15/21 (e)	761
7,435	8.875%, 08/15/20 (e)	8,141
1,004	9.875%, 09/24/15	1,019
5,697	12.625%, 01/15/21	5,754
9,353	PIK, 8.750%, 01/15/22 (e)	9,388
275	First Industrial LP, 6.420%, 06/01/14	288
59	Ford Holdings LLC, 9.300%, 03/01/30	79
	Ford Motor Co.,
3,850	7.450%, 07/16/31	4,779
125	7.750%, 06/15/43	138
100	8.900%, 01/15/32	128
50	9.980%, 02/15/47	70
	Ford Motor Credit Co. LLC,
5,500	5.000%, 05/15/18	5,862
6,850	6.625%, 08/15/17	7,832
1,000	Forest City Enterprises, Inc., 6.500%, 02/01/17	963
4,255	Forest Oil Corp., 7.250%, 06/15/19	4,106
	Freescale Semiconductor, Inc.,
660	8.050%, 02/01/20	635
5,051	9.250%, 04/15/18 (e)	5,405
2,154	10.125%, 03/15/18 (e)	2,348
	Fresenius Medical Care U.S. Finance II, Inc.,
2,978	5.625%, 07/31/19 (e)	3,198
473	5.875%, 01/31/22 (e)	505
275	Fresenius Medical Care U.S. Finance, Inc.,
	5.750%, 02/15/21 (e)	294
	Frontier Communications Corp.,
20	7.125%, 03/15/19	21
3,450	8.500%, 04/15/20	3,734
25	8.750%, 04/15/22	27
1,677	9.250%, 07/01/21	1,845
100	FTI Consulting, Inc., 7.750%, 10/01/16	103
	Gannett Co., Inc.,
100	7.125%, 09/01/18	110
72	10.000%, 04/01/16	85
2,250	GCI, Inc., 8.625%, 11/15/19	2,391
	Genesis Energy LP/Genesis Energy Finance Corp.,
505	7.875%, 12/15/18 (e)	530
448	GenOn Energy, Inc., 9.875%, 10/15/20	491
	Geo Group, Inc. (The),
2,000	6.625%, 02/15/21	2,105
1,250	7.750%, 10/15/17	1,347
350	Georgia-Pacific LLC, 5.400%, 11/01/20 (e)	413
1,000	Gibraltar Industries, Inc., 8.000%, 12/01/15	1,025
600	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	633
	Goodyear Tire & Rubber Co. (The),
2,587	7.000%, 05/15/22	2,642
4,325	8.250%, 08/15/20	4,714
	Graphic Packaging International, Inc.,
240	7.875%, 10/01/18	266
150	9.500%, 06/15/17	166
2,550	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	2,636
2,500	Griffon Corp., 7.125%, 04/01/18	2,613
300	Grifols, Inc., 8.250%, 02/01/18	328
2,375	Gymboree Corp., 9.125%, 12/01/18	2,218
	Hanesbrands, Inc.,
1,500	6.375%, 12/15/20	1,603
3,020	8.000%, 12/15/16	3,356
	Harland Clarke Holdings Corp.,
1,390	9.750%, 08/01/18 (e)	1,329
2,050	VAR, 6.000%, 05/15/15	1,599
355	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	380
650	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	714
3,300	HCA Holdings, Inc., 7.750%, 05/15/21	3,593
	HCA, Inc.,
3,250	5.875%, 03/15/22	3,498
2,705	6.500%, 02/15/20	3,023
50	7.250%, 09/15/20	56
17,772	7.500%, 02/15/22	19,949
1,000	7.875%, 02/15/20	1,125
3,250	8.000%, 10/01/18	3,737
3,488	HD Supply, Inc., 8.125%, 04/15/19 (e)	3,802
	Health Management Associates, Inc.,
3,900	6.125%, 04/15/16	4,188
1,125	7.375%, 01/15/20 (e)	1,213
	HealthSouth Corp.,
250	7.250%, 10/01/18	271
3,300	7.750%, 09/15/22	3,589

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Hertz Corp. (The),
4,063	6.750%, 04/15/19	4,266
985	7.375%, 01/15/21	1,063
1,592	7.500%, 10/15/18	1,717
3,300	Hexion US Finance Corp., 6.625%, 04/15/20	3,374
	Hilcorp Energy I LP/Hilcorp Finance Co.,
1,168	7.625%, 04/15/21 (e)	1,273
1,145	8.000%, 02/15/20 (e)	1,262
	Holly Energy Partners LP/Holly Energy Finance Corp.,
500	6.500%, 03/01/20 (e)	523
50	8.250%, 03/15/18	53
565	Hologic, Inc., 6.250%, 08/01/20 (e)	597
	Homer City Funding LLC,
58	8.137%, 10/01/19	56
176	8.734%, 10/01/26	169
	Host Hotels & Resorts LP,
575	6.000%, 11/01/20	636
1,500	6.750%, 06/01/16	1,541
1,000	9.000%, 05/15/17	1,103
900	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	905
	Hughes Satellite Systems Corp.,
2,000	6.500%, 06/15/19	2,150
180	7.625%, 06/15/21	199
	Huntsman International LLC,
2,690	5.500%, 06/30/16	2,697
1,500	8.625%, 03/15/20	1,710
780	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	764
1,190	iGATE Corp., 9.000%, 05/01/16	1,261
1,797	ILFC E-Capital Trust I, VAR, 4.280%, 12/21/65 (e)	1,240
2,558	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	1,919
184	Inergy LP/Inergy Finance Corp., 6.875%, 08/01/21	189
842	Infor US, Inc., 9.375%, 04/01/19 (e)	901
450	Ingles Markets, Inc., 8.875%, 05/15/17	492
430	Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.500%, 08/15/19 (e)	428
946	Intcomex, Inc., 13.250%, 12/15/14	965
3,250	Interactive Data Corp., 10.250%, 08/01/18	3,672
1,250	Interface, Inc., 7.625%, 12/01/18	1,338
	International Lease Finance Corp.,
655	5.875%, 04/01/19	681
670	6.250%, 05/15/19	705
3,600	8.250%, 12/15/20	4,221
4,950	8.625%, 09/15/15	5,581
2,930	8.625%, 01/15/22	3,525
8,800	8.750%, 03/15/17	10,241
50	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	53
1,249	inVentiv Health, Inc., 10.000%, 08/15/18 (e)	1,030
	Iron Mountain, Inc.,
920	7.750%, 10/01/19	1,021
1,827	8.375%, 08/15/21	2,024
1,690	8.750%, 07/15/18	1,745
	Isle of Capri Casinos, Inc.,
884	7.000%, 03/01/14	885
655	7.750%, 03/15/19	682
652	iStar Financial, Inc., 9.000%, 06/01/17 (e)	662
3,793	J. Crew Group, Inc., 8.125%, 03/01/19	3,902
325	J.M. Huber Corp., 9.875%, 11/01/19 (e)	358
240	Jabil Circuit, Inc., 4.700%, 09/15/22	240
	Jarden Corp.,
2,640	7.500%, 05/01/17	2,983
1,375	7.500%, 01/15/20	1,518
245	8.000%, 05/01/16	264
1,007	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	1,004
	JBS USA LLC/JBS USA Finance, Inc.,
559	7.250%, 06/01/21 (e)	531
476	8.250%, 02/01/20 (e)	474
272	11.625%, 05/01/14	309
2,500	JC Penney Corp., Inc., 5.750%, 02/15/18	2,184
555	JMC Steel Group, 8.250%, 03/15/18 (e)	556
1,500	Jo-Ann Stores, Inc., 8.125%, 03/15/19 (e)	1,506
1,800	Kaiser Aluminum Corp., 8.250%, 06/01/20 (e)	1,872
	KB Home,
375	5.875%, 01/15/15	381
422	6.250%, 06/15/15	428
312	7.500%, 09/15/22	315
225	9.100%, 09/15/17	244
295	Kemet Corp., 10.500%, 05/01/18	296

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
295	Kennedy-Wilson, Inc., 8.750%, 04/01/19	310
	Key Energy Services, Inc.,
400	6.750%, 03/01/21 (e)	399
1,880	6.750%, 03/01/21	1,885
4,750	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (e)	5,023
740	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	796
	Lamar Media Corp.,
200	5.875%, 02/01/22 (e)	211
900	7.875%, 04/15/18	999
795	Laredo Petroleum, Inc., 7.375%, 05/01/22 (e)	839
750	Lear Corp., 8.125%, 03/15/20	845
351	Lender Processing Services, Inc., 8.125%, 07/01/16	365
	Lennar Corp.,
260	4.750%, 12/15/17 (e)	259
310	5.600%, 05/31/15	326
635	6.950%, 06/01/18	695
555	12.250%, 06/01/17	729
2,500	Level 3 Communications, Inc., 11.875%, 02/01/19	2,781
	Level 3 Financing, Inc.,
5,728	8.125%, 07/01/19	6,029
1,715	8.625%, 07/15/20	1,839
1,000	8.750%, 02/15/17	1,044
3,725	9.375%, 04/01/19	4,079
2,012	Libbey Glass, Inc., 6.875%, 05/15/20 (e)	2,123
	Liberty Mutual Group, Inc.,
202	6.500%, 05/01/42 (e)	217
3,000	7.800%, 03/15/37 (e)	3,127
2,994	VAR, 10.750%, 06/15/58 (e)	4,147
350	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	326
200	LifePoint Hospitals, Inc., 6.625%, 10/01/20	215
	Linn Energy LLC/Linn Energy Finance Corp.,
2,450	6.250%, 11/01/19 (e)	2,425
3,200	8.625%, 04/15/20	3,472
400	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	413
300	Louisiana-Pacific Corp., 7.500%, 06/01/20 (e)	323
1,475	M/I Homes, Inc., 8.625%, 11/15/18	1,571
2,195	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	2,393
	Marina District Finance Co., Inc.,
500	9.500%, 10/15/15	486
5,215	9.875%, 08/15/18	4,876
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
565	6.250%, 06/15/22	592
500	6.500%, 08/15/21	526
925	6.750%, 11/01/20	985
	Masco Corp.,
142	5.950%, 03/15/22	148
56	7.125%, 03/15/20	63
550	McClatchy Co. (The), 11.500%, 02/15/17	583
300	McJunkin Red Man Corp., 9.500%, 12/15/16	325
530	MDC Holdings, Inc., 5.625%, 02/01/20	544
245	Mead Products LLC/ACCO Brands Corp., 6.750%, 04/30/20 (e)	263
1,100	Media General, Inc., 11.750%, 02/15/17	1,243
100	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	103
	Mediacom LLC/Mediacom Capital Corp.,
290	7.250%, 02/15/22	302
1,404	9.125%, 08/15/19	1,551
1,000	MEMC Electronic Materials, Inc., 7.750%, 04/01/19	778
445	Meritage Homes Corp., 7.000%, 04/01/22 (e)	463
	MetroPCS Wireless, Inc.,
3,035	6.625%, 11/15/20	3,066
3,555	7.875%, 09/01/18	3,768
	MGM Resorts International,
5,330	7.625%, 01/15/17	5,457
1,196	7.750%, 03/15/22	1,199
410	8.625%, 02/01/19 (e)	434
7,785	9.000%, 03/15/20	8,670
3,350	11.375%, 03/01/18	3,869
175	Michael Foods Group, Inc., 9.750%, 07/15/18	193
5,250	Michael's Stores, Inc., 7.750%, 11/01/18	5,624
233	Midwest Generation LLC, 8.560%, 01/02/16	225
150	Mobile Mini, Inc., 7.875%, 12/01/20	158

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
150	Moog, Inc., 7.250%, 06/15/18	159
	Motors Liquidation Co.,
10	6.750%, 05/01/28 (d) (f) (i)	—	(h)
11	7.750%, 03/15/36 (d) (f) (i)	—	(h)
115	8.375%, 07/15/33 (d) (f) (i)	—	(h)
778	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	805
2,253	MultiPlan, Inc., 9.875%, 09/01/18 (e)	2,475
285	Murray Energy Corp., 10.250%, 10/15/15 (e)	254
	Mylan, Inc.,
1,050	7.625%, 07/15/17 (e)	1,171
4,050	7.875%, 07/15/20 (e)	4,607
270	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	300
350	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	352
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
212	9.625%, 05/01/19 (e)	226
209	9.625%, 05/01/19 (e)	223
148	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17	139
	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc.,
235	8.875%, 11/01/17 (e)	235
817	8.875%, 11/01/17	825
454	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	415
50	Neebo, Inc., 15.000%, 06/30/16 (e)	48
109	New Albertsons, Inc., 7.450%, 08/01/29	63
1,000	New Enterprise Stone & Lime Co., Inc., 11.000%, 09/01/18	705
	Newfield Exploration Co.,
429	5.625%, 07/01/24	457
425	5.750%, 01/30/22	459
975	6.875%, 02/01/20	1,068
250	7.125%, 05/15/18	266
2,800	NewPage Corp., 11.375%, 12/31/14 (d)	1,890
2,771	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	2,937
3,875	Nextel Communications, Inc., 7.375%, 08/01/15	3,904
	NFR Energy LLC/NFR Energy Finance Corp.,
320	9.750%, 02/15/17 (e)	269
315	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	343
	NII Capital Corp.,
1,650	7.625%, 04/01/21	1,262
765	8.875%, 12/15/19	608
10	10.000%, 08/15/16	10
1,005	Noranda Aluminum Acquisition Corp., PIK, 4.730%, 05/15/15	960
410	Nortek, Inc., 8.500%, 04/15/21	422
1,754	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	1,882
	NRG Energy, Inc.,
2,800	7.625%, 01/15/18	2,982
375	7.625%, 05/15/19	392
1,736	7.875%, 05/15/21	1,844
1,000	8.250%, 09/01/20	1,078
305	Nuveen Investments, Inc., 10.500%, 11/15/15	310
700	Ocean Rig UDW, Inc., 9.500%, 04/27/16	676
2,045	Oil States International, Inc., 6.500%, 06/01/19	2,152
2,000	Omnicare, Inc., 7.750%, 06/01/20	2,190
905	Omnova Solutions, Inc., 7.875%, 11/01/18	920
120	OnCure Holdings, Inc., 11.750%, 05/15/17	73
610	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	595
	PAETEC Holding Corp.,
975	8.875%, 06/30/17	1,056
3,250	9.875%, 12/01/18	3,664
650	Pantry, Inc. (The), 8.375%, 08/01/20 (e)	661
1,176	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	1,226
566	PC Merger Sub, Inc., 8.875%, 08/01/20 (e)	586
	Peabody Energy Corp.,
410	6.000%, 11/15/18 (e)	410
3,085	6.250%, 11/15/21 (e)	3,046
1,165	Peninsula Gaming LLC/Peninsula Gaming Corp., 10.750%, 08/15/17	1,327
	Penn Virginia Corp.,
135	7.250%, 04/15/19	111
366	10.375%, 06/15/16	359

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
557	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20 (e)	563
	Petrohawk Energy Corp.,
850	6.250%, 06/01/19	949
750	7.250%, 08/15/18	849
200	7.875%, 06/01/15	208
750	10.500%, 08/01/14	827
325	PHI, Inc., 8.625%, 10/15/18	336
225	Physio-Control International, Inc., 9.875%, 01/15/19 (e)	242
430	Pilgrim’s Pride Corp., 7.875%, 12/15/18	400
585	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	636
940	Pioneer Energy Services Corp., 9.875%, 03/15/18	1,010
	Pioneer Natural Resources Co.,
425	6.875%, 05/01/18	513
231	7.500%, 01/15/20	287
	Plains Exploration & Production Co.,
441	6.125%, 06/15/19	456
184	6.750%, 02/01/22	197
150	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	155
3,127	Polymer Group, Inc., 7.750%, 02/01/19	3,362
1,439	PolyOne Corp., 7.375%, 09/15/20	1,572
136	Prestige Brands, Inc., 8.125%, 02/01/20 (e)	150
537	Puget Energy, Inc., 5.625%, 07/15/22 (e)	567
215	PulteGroup, Inc., 7.625%, 10/15/17	237
	QEP Resources, Inc.,
625	5.375%, 10/01/22	642
1,871	6.875%, 03/01/21	2,114
2,281	Quiksilver, Inc., 6.875%, 04/15/15	2,144
	QVC, Inc.,
200	5.125%, 07/02/22 (e)	208
1,005	7.375%, 10/15/20 (e)	1,124
1,400	7.500%, 10/01/19 (e)	1,558
1,000	Qwest Communications International, Inc., 8.000%, 10/01/15	1,051
	R.R. Donnelley & Sons Co.,
225	7.250%, 05/15/18	223
1,215	7.625%, 06/15/20	1,194
320	8.250%, 03/15/19	322
3,220	Radiation Therapy Services, Inc., 8.875%, 01/15/17	3,011
350	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	358
	Range Resources Corp.,
569	5.000%, 08/15/22	586
10	6.750%, 08/01/20	11
200	7.250%, 05/01/18	213
3,350	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	3,693
	Real Mex Restaurants, Inc.,
136	11.000%, 03/15/14 (f) (i)	137
220	12.000%, 03/15/14 (f) (i)	220
4,015	Realogy Corp., 7.625%, 01/15/20 (e)	4,311
750	Regal Cinemas Corp., 8.625%, 07/15/19	838
450	Regal Entertainment Group, 9.125%, 08/15/18	505
1,145	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	1,219
855	Regions Bank, 7.500%, 05/15/18	983
3,105	Resolute Forest Products, 10.250%, 10/15/18	3,485
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
400	6.875%, 02/15/21	426
2,100	7.125%, 04/15/19	2,231
3,200	7.875%, 08/15/19	3,528
2,750	8.500%, 05/15/18	2,771
8,000	9.000%, 04/15/19	8,140
4,250	9.875%, 08/15/19	4,505
997	9.875%, 08/15/19 (e)	1,057
	Rite Aid Corp.,
2,400	7.500%, 03/01/17	2,463
600	9.250%, 03/15/20	606
3,500	9.500%, 06/15/17	3,583
2,400	9.750%, 06/12/16	2,646
1,250	10.250%, 10/15/19	1,410
310	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	324
385	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	413
655	Ruby Tuesday, Inc., 7.625%, 05/15/20 (e)	589

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
300	Ryerson, Inc., 12.000%, 11/01/15	301
2,520	Sabre, Inc., 8.500%, 05/15/19 (e)	2,627
	Sally Holdings LLC/Sally Capital, Inc.,
643	5.750%, 06/01/22	687
1,500	6.875%, 11/15/19	1,675
2,505	Samson Investment Co., 9.750%, 02/15/20 (e)	2,599
91	SBA Telecommunications, Inc., 5.750%, 07/15/20 (e)	96
3,150	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	3,433
	Sealed Air Corp.,
3,000	8.125%, 09/15/19 (e)	3,367
185	8.375%, 09/15/21 (e)	211
6,750	Sealy Mattress Co., 8.250%, 06/15/14	6,691
500	Sears Holdings Corp., 6.625%, 10/15/18	448
1,600	Seminole Hard Rock Entertainment, Inc., VAR, 2.968%, 03/15/14 (e)	1,568
1,775	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	1,839
	Service Corp. International,
680	6.750%, 04/01/16	751
2,842	7.000%, 05/15/19	3,091
2,000	7.500%, 04/01/27	2,090
250	7.625%, 10/01/18	290
750	8.000%, 11/15/21	883
198	ServiceMaster Co., PIK, 10.750%, 07/15/15 (e)	204
220	Severstal Columbus LLC, 10.250%, 02/15/18	222
300	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	228
3,800	Simmons Bedding Co., 11.250%, 07/15/15 (e)	3,928
1,000	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	915
	Sinclair Television Group, Inc.,
400	8.375%, 10/15/18	436
250	9.250%, 11/01/17 (e)	277
	Sitel LLC/Sitel Finance Corp.,
666	11.000%, 08/01/17 (e)	652
805	11.500%, 04/01/18	596
	SM Energy Co.,
825	6.500%, 11/15/21	854
400	6.500%, 01/01/23 (e)	408
2,093	6.625%, 02/15/19	2,166
	Smithfield Foods, Inc.,
500	6.625%, 08/15/22	519
500	7.750%, 07/01/17	555
	Spectrum Brands, Inc.,
1,250	6.750%, 03/15/20 (e)	1,306
6,445	9.500%, 06/15/18 (e)	7,364
585	Speedway Motorsports, Inc., 6.750%, 02/01/19	616
172	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., 8.875%, 08/01/20 (e)	175
905	Springleaf Finance Corp., 6.900%, 12/15/17	738
	Sprint Capital Corp.,
1,800	6.900%, 05/01/19	1,845
14,351	8.750%, 03/15/32	14,279
	Sprint Nextel Corp.,
1,115	6.000%, 12/01/16	1,129
350	8.375%, 08/15/17	383
13,195	9.000%, 11/15/18 (e)	15,405
1,211	9.125%, 03/01/17 (e)	1,347
305	11.500%, 11/15/21 (e)	366
980	SquareTwo Financial Corp., 11.625%, 04/01/17	848
	Standard Pacific Corp.,
825	8.375%, 05/15/18	920
760	8.375%, 01/15/21	853
365	10.750%, 09/15/16	439
15,030	Stanlin Energy Corp., 8.250%, 06/15/32 (e)	15,030
	Steel Dynamics, Inc.,
850	7.625%, 03/15/20	916
150	7.750%, 04/15/16	156
95	Stewart Enterprises, Inc., 6.500%, 04/15/19	99
150	Stream Global Services, Inc., 11.250%, 10/01/14	153
460	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	483
	SunGard Data Systems, Inc.,
2,750	7.375%, 11/15/18	2,922
1,001	7.625%, 11/15/20	1,075
6,500	10.250%, 08/15/15	6,654

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	SUPERVALU, Inc.,
375	7.500%, 11/15/14	357
7,097	8.000%, 05/01/16	6,112
	Swift Energy Co.,
450	7.125%, 06/01/17	460
476	7.875%, 03/01/22	485
1,279	8.875%, 01/15/20	1,369
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
290	6.375%, 08/01/22 (e)	297
655	6.875%, 02/01/21	691
116	7.875%, 10/15/18	126
530	8.250%, 07/01/16	553
NOK 4,500	Teekay LNG Partners LP, VAR, 7.570%, 05/03/17	748
	Tenet Healthcare Corp.,
860	6.250%, 11/01/18	928
4,548	8.000%, 08/01/20	4,775
3,500	9.250%, 02/01/15	3,911
	Terex Corp.,
1,800	6.500%, 04/01/20	1,863
1,600	8.000%, 11/15/17	1,684
50	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250%, 11/01/15	16
1,000	Thermadyne Holdings Corp., 9.000%, 12/15/17	1,035
80	Titan International, Inc., 7.875%, 10/01/17	83
250	Toll Brothers Finance Corp., 6.750%, 11/01/19	282
441	Tomkins LLC/Tomkins, Inc., 9.000%, 10/01/18	490
60	Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	64
1,300	Toys R Us, Inc., 7.375%, 09/01/16 (e)	1,302
500	Trans Union LLC/TransUnion Financing Corp., 11.375%, 06/15/18	589
500	TransDigm, Inc., 7.750%, 12/15/18	557
640	Trimas Corp., 9.750%, 12/15/17	714
	Triumph Group, Inc.,
150	8.000%, 11/15/17	164
35	8.625%, 07/15/18	39
1,615	Tutor Perini Corp., 7.625%, 11/01/18	1,670
171	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	178
245	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	265
1,059	UCI International, Inc., 8.625%, 02/15/19	1,079
	Unit Corp.,
1,680	6.625%, 05/15/21 (e)	1,667
	United States Steel Corp.,
875	7.375%, 04/01/20	862
490	7.500%, 03/15/22	476
2,232	United Surgical Partners International, Inc., 9.000%, 04/01/20 (e)	2,405
	Univision Communications, Inc.,
805	6.875%, 05/15/19 (e)	837
750	7.875%, 11/01/20 (e)	808
600	8.500%, 05/15/21 (e)	606
	UR Merger Sub Corp.,
274	5.750%, 07/15/18 (e)	286
435	7.375%, 05/15/20 (e)	460
6,132	7.625%, 04/15/22 (e)	6,523
4,855	8.250%, 02/01/21	5,268
2,650	8.375%, 09/15/20	2,809
235	9.250%, 12/15/19	263
1,000	US Oncology Holdings, Inc., 9.125%, 08/15/17 (d)	15
2,120	Vail Resorts, Inc., 6.500%, 05/01/19	2,284
1,320	Valassis Communications, Inc., 6.625%, 02/01/21	1,320
	Valeant Pharmaceuticals International,
1,000	6.500%, 07/15/16 (e)	1,060
2,765	6.750%, 10/01/17 (e)	2,945
3,250	6.875%, 12/01/18 (e)	3,433
1,600	7.000%, 10/01/20 (e)	1,652
2,800	7.250%, 07/15/22 (e)	2,891
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
300	7.750%, 02/01/19	312
1,325	8.000%, 02/01/18	1,385
435	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	436
1,000	Vector Group Ltd., 11.000%, 08/15/15	1,038
471	Viasystems, Inc., 7.875%, 05/01/19 (e)	464
1,309	Visant Corp., 10.000%, 10/01/17	1,319
3,150	Visteon Corp., 6.750%, 04/15/19	3,063
	Vulcan Materials Co.,
355	6.500%, 12/01/16	376

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
2,360	7.500%, 06/15/21	2,611
150	VWR Funding, Inc., 10.750%, 06/30/17 (e)	146
1,880	W&T Offshore, Inc., 8.500%, 06/15/19	1,974
2,771	Wachovia Capital Trust III, VAR, 5.570%, 09/04/12 (x)	2,743
145	Western Refining, Inc., 11.250%, 06/15/17 (e)	162
	Windstream Corp.,
2,250	7.750%, 10/15/20	2,396
1,250	7.750%, 10/01/21	1,338
1,590	7.875%, 11/01/17	1,747
4,575	8.125%, 09/01/18	4,884
	WMG Acquisition Corp.,
88	9.500%, 06/15/16	97
850	9.500%, 06/15/16	934
485	11.500%, 10/01/18	537
	WPX Energy, Inc.,
835	5.250%, 01/15/17	856
4,735	6.000%, 01/15/22	4,830
600	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	666
750	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	814
3,150	Yankee Candle Co., Inc., 9.750%, 02/15/17	3,280

		1,143,166

	Total Corporate Bonds (Cost $1,292,582)	1,325,045

Foreign Government Securities — 6.2%
	Argentina — 0.3%
	Republic of Argentina,
7	Series NY, 8.280%, 12/31/33	5
12,576	Series 1, 8.750%, 06/02/17	11,318

		11,323

	Brazil — 0.0% (g)
1,075	Federal Republic of Brazil, 11.000%, 08/17/40	1,381

	Dominican Republic — 0.4%
	Government of Dominican Republic,
5,060	9.040%, 01/23/18 (e)	5,655
6,571	Reg. S, 9.040%, 01/23/18	7,343

		12,998

	El Salvador — 0.2%
4,850	Republic of El Salvador, Reg. S, 7.750%, 01/24/23	5,480

	Ghana — 0.3%
10,110	Republic of Ghana, Reg. S, 8.500%, 10/04/17	11,399

	Hungary — 0.5%
16,750	Republic of Hungary, 7.625%, 03/29/41	17,588

	Indonesia — 0.2%
4,482	Republic of Indonesia, Reg. S, 11.625%, 03/04/19	6,790

	Iraq — 0.6%
22,400	Republic of Iraq, Reg. S, 5.800%, 01/15/28	19,600

	Mexico — 0.4%
	Mexico Government International Bond,
11,446	5.750%, 10/12/10	14,365

	Peru — 0.4%
10,600	Republic of Peru, 9.875%, 02/06/15	12,799

	Philippines — 0.4%
8,240	Republic of Philippines, 10.625%, 03/16/25	14,121

	Romania — 0.5%
	Romanian Government International Bond,
14,790	6.750%, 02/07/22 (e)	15,640

	Russia — 0.5%
8,280	Russian Federation, Reg. S, 12.750%, 06/24/28	15,784

	Serbia — 0.5%
15,500	Republic of Serbia, Reg. S, 7.250%, 09/28/21	15,694

	Uruguay — 0.2%
	Republic of Uruguay,
2,080	7.625%, 03/21/36	3,183
1,230	8.000%, 11/18/22	1,777

		4,960

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Venezuela — 0.8%
	Republic of Venezuela,
8,885	Reg. S, 9.000%, 05/07/23	7,019
19,158	Reg. S, 11.950%, 08/05/31	17,903
950	Reg. S, 12.750%, 08/23/22	945

		25,867

	Total Foreign Government Securities (Cost $193,651)	205,789

Loan Participations & Assignments — 2.5%
	United States — 2.5%
990	AES Corp., 1st Lien Term Loan, VAR, 4.250%, 06/01/18	991
500	Ainsworth Lumber Ltd., Term Loan B, VAR, 5.250%, 06/26/14	476
948	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	931
	Aptalis Pharma, Inc., Term Loan,
176	VAR, 5.500%, 02/10/17	172
1,628	VAR, 5.500%, 02/10/17	1,600
898	Arch Coal, Term Loan, VAR, 5.750%, 05/16/18	881
	Attachmate Corp., 1st Lien Term Loan,
981	VAR, 7.250%, 11/22/17	981
19	VAR, 7.250%, 11/22/17	19
	Autoparts Holdings Ltd., Term Loan,
164	VAR, 6.500%, 07/29/17	160
– (h)	VAR, 6.500%, 07/29/17	—	(h)
– (h)	VAR, 6.500%, 07/29/17	—	(h)
84	VAR, 6.500%, 07/29/17	81
310	Avaya, Inc., Term Loan B1, VAR, 3.217%, 10/24/14	286
622	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.967%, 10/26/17	539
	AZ Chem US, Inc., Term Loan,
320	VAR, 7.250%, 12/22/17	321
4	VAR, 7.250%, 12/22/17	4
324	Barrington Broadcasting, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17	325
186	Bolthouse Farms, 1st Lien, VAR, 5.750%, 02/11/16	185
246	Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17	247
937	Burger King Corp., Term Loan B, VAR, 4.500%, 10/19/16	938
982	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.496%, 01/28/18	862
1,987	Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.246%, 01/28/15	1,808
	Capsugel Holdings, Inc., Term Loan,
117	VAR, 5.250%, 08/01/18	117
35	VAR, 5.250%, 08/01/18	36
	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan,
85	VAR, 5.250%, 09/15/17	85
165	VAR, 5.250%, 09/15/17	165
245	Catalent Pharma Solutions, Inc., Extended Dollar Term - 1 Loan, VAR, 4.246%, 09/15/16	245
508	CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	502
400	CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17	389
	Cengage Learning Acquisitions, Term Loan,
325	VAR, 07/05/17 ^	279
1,128	VAR, 2.500%, 07/03/14	1,027
268	Cenveo Corp., Term Loan B, VAR, 6.625%, 12/21/16	267
312	Ceridian Corp., Extended U.S. Term Loan, VAR, 05/30/17 ^	307
1,400	Chesapeake Energy, Term Loan, VAR, 8.500%, 12/02/17	1,396
2,799	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	2,841
	Claire’s Stores, Term Loan B,
1,703	VAR, 2.996%, 05/29/14	1,625
733	VAR, 3.197%, 05/29/14	699
3,438	Clear Channel Communications, Inc., Term Loan B, VAR, 3.896%, 01/29/16	2,601
1,030	CNO Financial Group, Inc., Term Loan B1, VAR, 6.250%, 09/30/16	1,031
450	Cristal Inorganic Chemicals (Millennium), 2nd Lien, VAR, 6.211%, 11/15/14	448
814	Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18	816
988	Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	973

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	United States — Continued
	Dole Food Co., Tranche B-2 Term Loan,
28	VAR, 5.000%, 07/08/18	28
28	VAR, 5.000%, 07/08/18	27
28	VAR, 5.000%, 07/08/18	28
28	VAR, 5.000%, 07/08/18	28
28	VAR, 5.000%, 07/08/18	28
28	VAR, 5.000%, 07/08/18	28
7	VAR, 6.000%, 07/08/18	6
	Dole Food Co., Tranche C-2 Term Loan,
25	VAR, 5.000%, 07/08/18	25
42	VAR, 5.000%, 07/08/18	41
42	VAR, 5.000%, 07/08/18	42
42	VAR, 5.000%, 07/08/18	42
42	VAR, 5.000%, 07/08/18	42
28	VAR, 5.000%, 07/08/18	28
42	VAR, 5.000%, 07/08/18	41
42	VAR, 5.000%, 07/08/18	42
7	VAR, 6.000%, 07/08/18	7
396	Ducommun, Inc., Term Loan, VAR, 5.500%, 06/28/17	396
258	Dynegy Midwest Gen, Term Loan, VAR, 9.250%, 08/05/16	265
993	Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	1,030
	Entercom Radio LLC, Term Loan,
42	VAR, 6.250%, 11/23/18	42
220	VAR, 6.250%, 11/23/18	220
240	EquiPower Resources Holdings, 1st Lien Term B Advance, VAR, 6.500%, 12/21/18	240
	EVERTEC, Term Loan B1,
11	VAR, 5.250%, 09/30/16	11
357	VAR, 5.250%, 09/30/16	355
1,400	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.247%, 03/23/18	1,302
125	First Data Corp., Initial Tranche B3, VAR, 2.997%, 09/24/14	121
	FOCUS Brands, Inc., 1st Lien Term Loan,
24	VAR, 6.250%, 02/21/18	25
548	VAR, 6.250%, 02/21/18	551
10	VAR, 7.250%, 02/21/18	10
	Freedom Group, Inc., Term B Loan,
443	VAR, 5.500%, 04/19/19	444
7	VAR, 5.500%, 04/19/19	7
994	Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.495%, 12/01/16	932
	GMACM, Term A-1 Loan,
1,234	VAR, 5.000%, 11/18/13	1,239
401	VAR, 5.000%, 11/18/13	403
215	GMACM, Term A-2 Loan, VAR, 6.750%, 11/18/13	217
	Gymboree, 1st Lien Term Loan,
311	VAR, 5.000%, 02/23/18	298
2,311	VAR, 5.000%, 02/23/18	2,217
	Harko C.V., Term Loan B,
149	VAR, 5.750%, 08/02/17	149
109	VAR, 5.750%, 08/02/17	109
	High Liner Foods, Inc., Term Loan,
274	VAR, 7.000%, 12/19/17	274
4	VAR, 7.000%, 12/19/17	4
175	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	175
316	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	316
650	Intelligrated, Inc., 1st Lien Term Loan, VAR, 6.750%, 07/18/19	640
990	Intelsat Jackson Holding, Term Loan B, VAR, 5.250%, 04/02/18	990
477	Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18	477
539	inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	501
274	I-Star, Term Loan A-1, VAR, 5.000%, 06/28/13	273
141	I-Starr, Term Loan A-1, VAR, 5.000%, 06/28/13	141
	J. Crew, 1st Lien Term Loan,
653	VAR, 4.750%, 03/07/18	645
325	VAR, 4.750%, 03/07/18	321
311	VAR, 4.750%, 03/07/18	307
163	Kabel Deutschland, Facility F Loan, VAR, 4.250%, 02/01/19	162
323	Landry’s, Inc., Term Loan, VAR, 6.500%, 04/24/18	324
1,000	Level 3 Communications, Inc., Tranche B II Term Loans, VAR, 5.750%, 09/01/18	1,002
640	Level 3 Financing, Term Loan B3, VAR, 5.750%, 09/01/18	641

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
		United States — Continued
600		Magic Newco LLC, USD 1st Lien Term Loan, VAR, 7.250%, 12/12/18	590
417		MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	417
550		Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	550
570		Momentive Performance, Tranche B-1B Term Loan, VAR, 3.750%, 05/05/15	542
		MTL Publishing LLC, Term B Loan,
198		VAR, 5.500%, 06/29/18	199
52		VAR, 5.500%, 06/29/18	52
898		National Mentor Holdings, Inc., Tranche B Term Loans, VAR, 7.000%, 02/09/17	885
632		Newport Television LLC, Term Loan,
		VAR, 9.000%, 09/14/16	632
200		Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	203
		Nexeo Solutions, Term Loan,
67		VAR, 5.000%, 09/08/17	66
51		VAR, 5.000%, 09/08/17	50
46		VAR, 5.000%, 09/08/17	45
1,110		NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	1,095
391		Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	392
500		Novelis, Inc., Term Loan, VAR, 03/10/17 ^	495
993		NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/03/17	990
499		NXP B.V., Tranche B Loan, VAR, 5.250%, 03/19/19	496
25		Outback (OSI Restaurant), Prefunded Revolving Credit Commitment, VAR, 0.069%, 06/14/13	24
250		Outback (OSI Restaurant), Term Loan B, VAR, 2.563%, 06/14/14	247
		Pierre Foods, Inc., 1st Lien Term Loan,
1		VAR, 7.000%, 09/30/16	1
393		VAR, 7.000%, 09/30/16	395
70		Pierre Foods, Inc., 2nd Lien Term Loan, VAR, 11.250%, 09/29/17	70
318		Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	318
		PL Propylene LLC, Term Loan,
1		VAR, 7.000%, 03/27/17	1
375		VAR, 7.000%, 03/27/17	377
1		VAR, 7.000%, 03/27/17	1
		PolyOne, Term Loan B,
339		VAR, 5.000%, 12/20/17	340
4		VAR, 5.000%, 12/20/17	4
		R.H. Donnelley, Inc., Exit Term Loan,
81		VAR, 9.000%, 10/24/14	38
27		VAR, 9.000%, 10/24/14	13
67		VAR, 9.000%, 10/24/14	31
1,089		Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	1,073
100		Realogy Corp., Extended Synthetic Commitments, VAR, 4.496%, 10/10/16	94
1,557		Realogy Corp., Extended Term Loan,
		VAR, 4.499%, 10/10/16	1,475
962		Remy International, Term Loan B, VAR, 6.250%, 12/16/16	959
		Reynolds Group Holdings, U.S. Term Loan,
85		VAR, 6.500%, 02/09/18	86
76		VAR, 6.500%, 02/09/18	76
44		VAR, 6.500%, 02/09/18	44
—	(h)	VAR, 6.500%, 02/09/18	—	(h)
—	(h)	VAR, 6.500%, 02/09/18	—	(h)
—	(h)	VAR, 6.500%, 02/09/18	—	(h)
969		Rite Aid Corp., 1st Lien Term Loan TL 5, VAR, 4.500%, 03/03/18	953
		Rite Aid Corp., Tranche 2 Term Loan,
342		VAR, 2.000%, 06/04/14	335
339		VAR, 2.000%, 06/04/14	332
286		VAR, 2.000%, 06/04/14	280
309		Road Infrastructure Investment LLC, Term Loan, VAR, 6.250%, 03/30/18	308
		Roofing Supply Group, Initial Term Loan,
57		VAR, 6.500%, 05/31/19	58
66		VAR, 6.500%, 05/31/19	66
2		VAR, 6.500%, 05/31/19	1
790		Savers, Inc., Term Loan, VAR, 06/30/19 ^	797
		Sealed Air, Term Loan B,
263		VAR, 4.750%, 10/03/18	265
227		VAR, 4.750%, 10/03/18	230
60		Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	60
421		Sourcehov LLC, 1st Lien Term B Loan, VAR, 6.625%, 04/28/17	404
210		Sourcehov LLC, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	180

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
		United States — Continued
648		Summit Materials LLC, Term Loan, VAR, 6.000%, 01/30/19	651
		Syniverse Holdings, Inc., Initial Term Loan,
998		VAR, 5.000%, 04/23/19	994
3		VAR, 5.000%, 04/23/19	2
347		Terex Corp., Term Loan, VAR, 5.500%, 04/28/17	349
2,222		Texas Competitive Electric, Extended Term Loan, VAR, 4.746%, 10/10/17	1,411
1,222		Texas Competitive Electric, Non-Extended Term Loan, VAR, 3.746%, 10/10/14	851
998		The Yankee Candle Co., Inc., 1st Lien Term Loan, VAR, 5.250%, 04/02/19	999
396		Transdigm Group, Inc., Tranche B-1 Term Loan, VAR, 4.000%, 02/14/17	396
		Trinseo, 1st Lien Term Loan,
959		VAR, 6.000%, 08/02/17	889
108		VAR, 6.750%, 08/02/17	100
		U.S. Renal Care, 1st Lien Term Loan,
274		VAR, 6.250%, 07/03/19	276
1		VAR, 7.250%, 07/03/19	1
		UCI International, Inc., Term Loan,
3		VAR, 5.500%, 07/26/17	3
983		VAR, 5.500%, 07/26/17	982
1,230		United Airlines, Term Loan B, VAR, 2.250%, 02/01/14	1,204
2,857		Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.496%, 03/31/17	2,734
325		Univision Communications, Inc., Initial Term Loan, VAR, 2.246%, 09/29/14	318
600		Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	597
754		Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (f) (i)	237
1,695		Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16	1,641
1,670		Wabash, Initial Term Loan, VAR, 6.000%, 05/08/19	1,656
		WCA Waste Corp., Term Loan,
—	(h)	VAR, 5.500%, 03/23/18	—	(h)
100		VAR, 5.500%, 03/23/18	100
475		Wendy’s International, Term Loan, VAR, 4.750%, 05/15/19	476
225		Wide Open West, Term Loan, VAR, 6.250%, 07/17/18	223
225		WireCo World Group, Term Loan, VAR, 02/15/17 ^	225
473		Xerium Technologies, Inc., Initial U.S. Term Loan, VAR, 6.250%, 05/26/17	461
96		Yankee Cable, Term Loan B, VAR, 6.500%, 08/26/16	96
437		Zayo Group, Term Loan, VAR, 7.125%, 07/02/19	442
		Total Loan Participations & Assignments (Cost $82,844)	81,864

SHARES
Preferred Stocks — 1.6%
		Brazil — 0.3%
188		Bradespar S.A. (m)	2,768
64		Cia de Bebidas das Americas, ADR (m)	2,452
91		Cia de Transmissao de Energia Eletrica Paulista (m)	2,568
103		Vale S.A., ADR (m)	1,831

			9,619

		Cayman Islands — 0.0% (g)
1		XLIT Ltd., Series D, VAR, 3.575%, 10/29/49	397

		France — 0.1%
1,250		Alcatel-Lucent, ADR (a)	3,754

		United Kingdom — 0.1%
98		AngloGold Ashanti Holdings Finance plc, 6.000%, 09/15/13	4,025

		United States — 1.1%
1		Ally Financial, Inc., 7.000%, 08/31/12 ($1,000 par value) (e) @	1,340
6		Bank of America Corp., 7.250%, 01/30/13 ($1,000 par value) @	6,221
6		Citigroup Capital XIII, VAR, 7.875%, 10/30/40	164
2		CoBank ACB, 7.000%, 08/31/12 ($50 par value) (e) @	92
—	(h)	Constar International, Inc. (a) (f) (i)	13
—	(h)	Eurofresh, Inc., ADR, (f) (i)	—
211		General Motors Co., 4.750%, 12/01/13	7,076
12		GMAC Capital Trust I, VAR, 8.125%, 02/15/40	293
65		Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42	1,806

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — Continued
	United States — Continued
129	NextEra Energy, Inc., 7.000%, 09/01/13	7,106
121	PPL Corp., 8.750%, 05/01/14	6,493
41	Prologis, Inc., Series L, 6.500%, 08/31/12 ($25 par value) @ (m)	1,051
34	Regency Centers Corp., Series E, 6.700%, 08/31/12 ($25 par value) @ (m)	865
31	Taubman Centers, Inc., Series G, 8.000%, 08/31/12 ($25 par value) @ (m)	791
42	Vornado Realty Trust, Series G, 6.625%, 08/31/12 ($25 par value) @ (m)	1,089
22	Weingarten Realty Investors, Series F, 6.500%, 08/31/12 ($25 par value) @ (m)	567

		34,967

	Total Preferred Stocks (Cost $57,378)	52,762

PRINCIPAL AMOUNT
Supranational — 0.4%
10,910	Eurasian Development Bank, Reg. S, 7.375%, 09/29/14 (Cost $11,580)	11,946

U.S. Treasury Obligation — 0.1%
2,450	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $2,483)	2,483

NUMBER OF RIGHTS
Rights — 0.0% (g)
Brazil — 0.0% (g)
1	Cia de Transmissao de Energia Eletrica Paulista, expiring 08/23/12 (a) (Cost $–)	—	(h)

NUMBER OF WARRANTS
Warrant — 0.0% (g)
		United States — 0.0% (g)
1		General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (f) (i)	—
		General Motors Co.,
—	(h)	expiring 7/10/16 (Strike Price $10.00) (a)	6
—	(h)	expiring 7/10/19 (Strike Price $18.33) (a)	3
1		Neebo, Inc., expiring 6/20/19 (Strike Price $1.00) (a) (f) (i)	—

		Total Warrants (Cost $17)	9

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
88,367	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (Cost $88,367)	88,367

	Total Investments — 98.3% (Cost $3,149,199)	3,244,494
	Other Assets in Excess of Liabilities — 1.7%	54,806

	NET ASSETS — 100.0%	$3,299,300

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Investment Trusts (REITs)	6.8%
Foreign Government Securities	6.3
Oil, Gas & Consumable Fuels	6.2
Asset-Backed Securities	5.9
Non-Agency CMO	4.3
Diversified Telecommunication Services	3.3
Diversified Financial Services	3.3
Media	3.2
Wireless Telecommunication Services	3.0
Pharmaceuticals	3.0
Health Care Providers & Services	2.7
Commercial Banks	2.7
Hotels, Restaurants & Leisure	2.7
Broadcasting & Cable TV	1.9
Metals & Mining	1.8
IT Services	1.7
Chemicals	1.6
Insurance	1.6
Semiconductors & Semiconductor Equipment	1.5
Containers & Packaging	1.5
Electric Utilities	1.4
Consumer Finance	1.3
Automobiles	1.3
Real Estate Management & Development	1.3
Capital Markets	1.3
Specialty Retail	1.3
Food Products	1.3
Household Durables	1.2
Food & Staples Retailing	1.2
Commercial Services & Supplies	1.2
Tobacco	1.1
Independent Power Producers & Energy Traders	1.1
Multi-Utilities	1.0
Others (each less than 1.0%)	16.3
Short-Term Investment	2.7

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
430	30 Year U.S. Treasury Bond	09/19/12	64,944	1,074
	Short Futures Outstanding
(390)	Euro FX	09/17/12	(60,026)	1,233

				2,307

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,500,000	NOK	Credit Suisse International	08/29/12	739	746	(7)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CMO	—	Collateralized Mortgage Obligation
CNY	—	Chinese Renminbi
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
NOK	—	Norwegian Krone
NVDR	—	Non Voting Depositary Receipt
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2012.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2012.
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,791,000 which amounts to 0.06% of total investments. In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $617,392,000 and 19.0%, respectively.

(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2012.
^	—	All or a portion of the security is unsettled as of July 31, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of July 31, 2012.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175,103
Aggregate gross unrealized depreciation	(79,808)

Net unrealized appreciation/depreciation	$95,295

Federal income tax cost of investments	$3,149,199

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC is generally the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its portfolio, by utilizing the quotations of an independent pricing service, unless the Fund’s Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$67,601	$—	$67,601
Bermuda	1,322	—	—	1,322
Brazil	17,464	—	—	17,464
Canada	15,365	—	—	15,365
Chile	—	1,564	—	1,564
China	—	28,682	—	28,682
Czech Republic	—	2,038	—	2,038
Finland	—	6,809	—	6,809
France	—	55,803	—	55,803
Germany	—	42,183	—	42,183
Hong Kong	—	30,162	—	30,162
India	—	1,802	—	1,802
Indonesia	—	8,421	—	8,421
Italy	—	10,039	—	10,039
Japan	—	73,583	—	73,583
Kazakhstan	—	1,999	—	1,999
Luxembourg	68	—	—	68
Malaysia	—	3,449	—	3,449
Mexico	2,787	4,906	—	7,693
Netherlands	9	33,630	—	33,639
New Zealand	—	10,704	—	10,704
Philippines	—	3,982	—	3,982
Poland	—	7,456	—	7,456
Qatar	—	6,279	—	6,279
Russia	—	10,096	—	10,096
Singapore	—	22,974	—	22,974
South Africa	2,360	20,986	—	23,346
South Korea	—	10,644	—	10,644
Sweden	—	10,425	—	10,425
Switzerland	—	27,098	—	27,098
Taiwan	—	28,228	—	28,228
Thailand	—	14,224	—	14,224
Turkey	—	10,313	—	10,313
United Kingdom	—	82,603	—	82,603
United States	324,581	—	40	324,621

Total Common Stocks	363,956	638,683	40	1,002,679

Preferred Stocks
Brazil	5,336	4,283	—	9,619
Cayman Islands	—	397	—	397
France	—	3,754	—	3,754

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United Kingdom	$—	$4,025	$—	$4,025
United States	—	34,954	13	34,967

Total Preferred Stocks	5,336	47,413	13	52,762

Debt Securities
Asset-Backed Securities	—	191,011	—	191,011
Collateralized Mortgage Obligations
Non-agency CMO
United States	—	138,940	—	138,940
Commercial Mortgage-Backed Security	—	4,652	—	4,652
Convertible Bonds
Australia	—	8,792	—	8,792
Austria	—	3,341	—	3,341
Belgium	—	898	—	898
Bermuda	—	3,150	—	3,150
Canada	—	1,432	—	1,432
Cayman Islands	—	13,353	—	13,353
France	—	13,180	—	13,180
India	—	12,207	—	12,207
Luxembourg	—	4,213	—	4,213
Mexico	—	5,639	—	5,639
Singapore	—	1,708	—	1,708
South Africa	—	3,928	—	3,928
South Korea	—	2,220	—	2,220
Spain	—	4,273	—	4,273
United Arab Emirates	—	4,760	—	4,760
United Kingdom	—	17,867	—	17,867
United States	—	37,753	233	37,986

Total Convertible Bonds	—	138,714	233	138,947

Corporate Bonds
Australia	—	9,981	—	9,981
Austria	—	1,063	640	1,703
Bahamas	—	476	—	476
Bermuda	—	8,867	—	8,867
Canada	—	20,424	—	20,424
Cayman Islands	—	12,948	—	12,948
Finland	—	306	—	306
France	—	1,467	—	1,467
Germany	—	1,736	—	1,736
Ireland	—	14,140	—	14,140
Japan	—	874	—	874
Kazakhstan	—	14,091	—	14,091
Luxembourg	—	46,470	—	46,470
Mexico	—	5,129	—	5,129
Netherlands	—	15,521	—	15,521
Norway	—	806	—	806
United Arab Emirates	—	10,046	—	10,046
United Kingdom	—	16,894	—	16,894
United States	—	1,132,891	10,275	1,143,166

Total Corporate Bonds	—	1,314,130	10,915	1,325,045

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Foreign Government Securities	$—		$205,789	$—		$205,789
Supranational	—		11,946	—		11,946
U.S. Treasury Obligation	—		2,483	—		2,483
Loan Participations & Assignments
United States	—		81,627	237		81,864
Right
Brazil	—	(a)	—	—		—	(a)
Warrants
United States	—		9	—	(a)	9
Short-Term Investment
Investment Company	88,367		—	—		88,367

Total Investments in Securities	$457,659		$2,775,397	$11,438		$3,244,494

Appreciation in Other Financial Instruments
Futures Contracts	$2,307		$—	$—		$2,307

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$(7)	$—		$(7)

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.0%
Consumer Discretionary — 8.6%
	Auto Components — 0.8%
45	Exide Industries Ltd.	104

	Automobiles — 7.8%
5	Bajaj Auto Ltd.	139
31	Mahindra & Mahindra Ltd.	386
7	Maruti Suzuki India Ltd.	135
93	Tata Motors Ltd.	372

		1,032

	Total Consumer Discretionary	1,136

Consumer Staples — 9.2%
	Food Products — 1.6%
158	Bajaj Hindusthan Ltd.	86
135	Balrampur Chini Mills Ltd. (a)	131

		217

	Tobacco — 7.6%
217	ITC Ltd.	1,003

	Total Consumer Staples	1,220

Energy — 6.5%
	Oil, Gas & Consumable Fuels — 6.5%
21	Bharat Petroleum Corp., Ltd.	140
16	Great Eastern Shipping Co., Ltd. (The)	73
48	Reliance Industries Ltd.	643

	Total Energy	856

Financials — 32.8%
	Commercial Banks — 14.0%
122	HDFC Bank Ltd.	1,282
58	IndusInd Bank Ltd.	361
12	ING Vysya Bank Ltd.	84
16	Yes Bank Ltd.	105

		1,832

	Consumer Finance — 1.4%
15	Mahindra & Mahindra Financial Services Ltd.	190

	Diversified Financial Services — 6.0%
175	Infrastructure Development Finance Co., Ltd.	420
39	Kotak Mahindra Bank Ltd.	371

		791

	Real Estate Management & Development — 1.5%
6	Godrej Properties Ltd.	57
33	Oberoi Realty Ltd.	137

		194

	Thrifts & Mortgage Finance — 9.9%
28	Gruh Finance Ltd.	77
100	Housing Development Finance Corp., Ltd.	1,235

		1,312

	Total Financials	4,319

Health Care — 7.2%
	Life Sciences Tools & Services — 1.7%
11	Divi’s Laboratories Ltd.	224

	Pharmaceuticals — 5.5%
9	Dr Reddy’s Laboratories Ltd.	249
10	Lupin Ltd.	109
32	Sun Pharmaceutical Industries Ltd.	370

		728

	Total Health Care	952

Industrials — 1.8%
	Machinery — 0.6%
11	Cummins India Ltd.	82

	Transportation Infrastructure — 1.2%
155	Gujarat Pipavav Port Ltd. (a)	153

	Total Industrials	235

Information Technology — 14.0%
	IT Services — 14.0%
24	Infosys Ltd.	938
4	Infosys Ltd., ADR	169
25	Tata Consultancy Services Ltd.	555
32	Wipro Ltd.	193

	Total Information Technology	1,855

Materials — 12.6%
	Chemicals — 1.1%
33	Godrej Industries Ltd. (a)	141

	Construction Materials — 9.6%
20	ACC Ltd.	474
135	Ambuja Cements Ltd.	437
3	Grasim Industries Ltd.	161
111	HeidelbergCement India Ltd. (a)	71
1	Shree Cement Ltd.	45
3	Ultratech Cement Ltd.	95

		1,283

	Metals & Mining — 1.9%
49	Hindalco Industries Ltd.	106
20	Jindal Steel & Power Ltd.	140

		246

	Total Materials	1,670

Telecommunication Services — 2.5%
	Wireless Telecommunication Services — 2.5%
61	Bharti Airtel Ltd.	330

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Utilities — 1.8%
	Independent Power Producers & Energy Traders — 1.8%
83	NTPC Ltd.	235

	Total Investments — 97.0% (Cost $14,061)	12,808
	Other Assets in Excess of Liabilities — 3.0%	399

	NET ASSETS — 100.0%	$13,207

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $12,639,000 and 98.7%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,097
Aggregate gross unrealized depreciation	(2,350)

Net unrealized appreciation/depreciation	$(1,253)

Federal income tax cost of investments	$14,061

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$12,808	$—	$12,808

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — 2.2%
		Australia — 0.3%
GBP	2,500	Suncorp Group Ltd., 4.000%, 01/16/14 (m)	4,112

		Denmark — 0.7%
EUR	7,700	FIH Erhvervsbank A/S, 2.125%, 03/21/13 (m)	9,585

		Netherlands — 1.2%
EUR	15	Deutsche Telekom International Finance B.V., 6.000%, 01/20/17 (m)	22
EUR	5,700	Fortis Bank Nederland N.V., 3.375%, 05/19/14 (m)	7,387
EUR	5,950	LeasePlan Corp N.V., 3.250%, 05/22/14 (m)	7,691

			15,100

		United Kingdom — 0.0% (g)
EUR	50	BAT International Finance plc, 5.375%, 06/29/17 (m)	73
EUR	50	Lloyds TSB Bank plc, 6.250%, 04/15/14 (m)	66

			139

		United States — 0.0% (g)
EUR	50	AT&T, Inc., 6.125%, 04/02/15 (m)	70
EUR	30	Bank of America Corp., 4.625%, 02/18/14 (m)	38
EUR	50	Cellco Partnership/Verizon Wireless Capital LLC, 8.750%, 12/18/15 (m)	77
EUR	10	Citigroup, Inc., 3.950%, 10/10/13 (m)	13
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15 (m)	32
EUR	50	Morgan Stanley, 5.500%, 10/02/17 (m)	65

			295

		Total Corporate Bonds (Cost $30,683)	29,231

Foreign Government Securities — 67.8%
		Australia — 1.6%
AUD	19,000	Australia Government Bond, 4.750%, 11/15/12 (m)	20,046
AUD	258	New South Wales Treasury Corp., 5.500%, 03/01/17 (m)	297

			20,343

		Austria — 0.0% (g)
EUR	35	Republic of Austria, 4.350%, 03/15/19 (e) (m)	51

		Brazil — 3.3%
BRL	85,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/17 (d) (m)	43,382

		Canada — 14.8%
		Government of Canada,
CAD	100,800	1.500%, 12/01/12 (m)	100,666
CAD	92,300	2.000%, 09/01/12 (m)	92,111
CAD	15	3.750%, 06/01/19 (m)	17
CAD	70	4.000%, 06/01/16 (m)	77

			192,871

		Finland — 2.4%
EUR	24,800	Kingdom of Finland, 4.250%, 09/15/12 (m)	30,661

		France — 11.5%
EUR	50	Caisse d’Amortissement de la Dette Sociale, 3.625%, 04/25/15 (m)	67
		French Treasury Note BTAN,
EUR	24,200	2.000%, 09/25/13 (m)	30,429
EUR	42,500	2.500%, 01/12/14 (m)	54,125
EUR	49,770	3.000%, 07/12/14 (m)	64,649

			149,270

		Germany — 4.3%
		Bundesrepublik Deutschland,
EUR	60	3.500%, 07/04/19 (m)	87
EUR	50	4.250%, 07/04/18 (m)	75
		Bundesschatzanweisungen,
EUR	9,700	1.500%, 03/15/13 (m)	12,050
EUR	20,000	1.750%, 06/14/13 (m)	24,990
		Kreditanstalt fuer Wiederaufbau,
GBP	700	3.000%, 09/09/13 (m)	1,128
SEK	12,950	3.250%, 05/05/14 (m)	1,946
EUR	25	3.875%, 01/21/19 (m)	36
EUR	30	4.125%, 07/04/17 (m)	43
JPY	1,174,000	Landwirtschaftliche Rentenbank, 1.375%, 04/25/13 (m)	15,154

			55,509

		Indonesia — 2.5%
		Republic of Indonesia,
IDR	92,300,000	7.000%, 05/15/22 (m)	10,727
IDR	70,885,000	8.250%, 07/15/21 (m)	8,846
IDR	110,000,000	9.500%, 06/15/15 (m)	12,944

			32,517

		Malaysia — 2.0%
MYR	78,000	Malaysia Government Bond, 4.160%, 07/15/21 (m)	26,340

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
		Mexico — 12.3%
		United Mexican States,
MXN	698,900	8.000%, 12/19/13 (m)	54,912
MXN	635,000	8.000%, 12/17/15 (m)	52,525
MXN	626,000	9.500%, 12/18/14 (m)	52,141

			159,578

		Netherlands — 0.0% (g)
JPY	17,000	Bank Nederlandse Gemeenten, 1.850%, 11/07/16 (m)	227
EUR	65	Kingdom of Netherlands, 4.250%, 07/15/13 (e) (m)	83

			310

		Norway — 0.6%
GBP	4,640	Kommunalbanken A.S., 4.875%, 12/10/12 (m)	7,383

		Philippines — 1.5%
PHP	750,000	Philippine Government Bond, 6.500%, 04/28/21 (m)	20,072

		South Korea — 0.6%
KRW	8,500,000	Republic of Korea, 3.500%, 06/10/14 (m)	7,605

		Sweden — 1.0%
SEK	83,255	Kingdom of Sweden, 5.500%, 10/08/12 (m)	12,336

		Thailand — 1.5%
THB	600,000	Kingdom of Thailand, 3.650%, 12/17/21 (m)	19,653

		United Kingdom — 7.9%
		United Kingdom Treasury Gilt,
GBP	30,674	2.250%, 03/07/14 (m)	49,762
GBP	33,080	4.500%, 03/07/13 (m)	53,213

			102,975

		Total Foreign Government Securities (Cost $904,680)	880,856

Supranational — 10.7%
		European Financial Stability Facility,
EUR	14,800	0.400%, 03/12/13 (m)	18,233
EUR	14,700	1.000%, 03/12/14 (m)	18,293
		European Investment Bank,
JPY	2,180,000	1.250%, 09/20/12 (m)	27,945
EUR	100	4.250%, 10/15/14 (m)	134
SEK	184,100	4.500%, 05/05/14 (m)	28,370
EUR	15,500	European Union, 3.125%, 01/27/15 (m)	20,432
GBP	11,800	International Bank for Reconstruction & Development, 1.250%, 12/10/13 (m)	18,716
GBP	4,300	Nordic Investment Bank, 1.625%, 12/10/13 (m)	6,847

		Total Supranational (Cost $138,891)	138,970

SHARES
Short-Term Investment — 17.9%
		Investment Company — 17.9%
233,099		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $233,099)	233,099
		Total Investments — 98.6% (Cost $1,307,353)	1,282,156
		Other Assets in Excess of Liabilities — 1.4%	17,602

		NET ASSETS — 100.0%	$1,299,758

Percentages indicated are based on net assets.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
34,598,716	ARS	HSBC Bank, N.A. †	08/28/12	7,405	7,358	(47)
22,858,624	CHF	Credit Suisse International	08/28/12	23,428	23,428	– (h)
5,177,934,131	CLP	Citibank, N.A. †	08/28/12	10,615	10,680	65
1,667,971,302	CNY	Deutsche Bank AG †	08/28/12	263,586	261,564	(2,022)
15,668,717,999	COP	Deutsche Bank AG †	08/28/12	8,746	8,701	(45)
10,508,797	EUR	Barclays Bank plc	08/28/12	12,918	12,934	16
8,935,325	EUR	Deutsche Bank AG	08/28/12	10,958	10,998	40
21,119,821	EUR	Westpac Banking Corp.	08/28/12	25,690	25,994	304
136,285,745	HKD	Credit Suisse International	08/28/12	17,573	17,576	3
58,117,457	ILS	Credit Suisse International	08/28/12	14,404	14,569	165
1,273,555,954	INR	Citibank, N.A. †	08/28/12	22,922	22,768	(154)
4,400,835,235	JPY	Goldman Sachs International	08/28/12	55,995	56,347	352
47,477,917,779	KRW	Union Bank of Switzerland AG †	08/28/12	41,631	41,909	278
266,749,197	MXN	Citibank, N.A.	08/28/12	20,082	20,006	(76)
73,872,128	MYR	Union Bank of Switzerland AG †	08/28/12	23,440	23,555	115
440,421,130	RUB	HSBC Bank, N.A. †	08/28/12	13,699	13,601	(98)
39,815,469	SAR	Deutsche Bank AG	08/28/12	10,618	10,617	(1)
35,139,069	SGD	Credit Suisse International	08/28/12	28,005	28,238	233
951,479,673	TWD	Union Bank of Switzerland AG †	08/28/12	31,779	31,728	(51)
				643,494	642,571	(923)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,245,286	AUD	Royal Bank of Canada	08/28/12	2,335	2,353	(18)
43,520,555	BRL	State Street Bank & Trust †	08/28/12	21,386	21,132	254
15,953,019	CAD	BNP Paribas	08/28/12	15,809	15,898	(89)
2,002,302	CAD	Citibank, N.A.	08/28/12	1,966	1,995	(29)
653,543	CAD	Credit Suisse International	08/28/12	652	651	1
7,488,000	CNY	BNP Paribas †	08/28/12	1,182	1,174	8
13,359,932	CNY	HSBC Bank, N.A. †	08/28/12	2,107	2,095	12
1,166,372,300	COP	HSBC Bank, N.A. †	08/28/12	648	648	– (h)
529,643	EUR	BNP Paribas	08/28/12	649	652	(3)
1,070,333	EUR	Deutsche Bank AG	08/28/12	1,309	1,317	(8)
111,673,214	EUR	Royal Bank of Canada	08/28/12	137,423	137,445	(22)
532,657	EUR	TD Bank Financial Group	08/28/12	656	656	– (h)
531,050	EUR	Union Bank of Switzerland AG	08/28/12	657	654	3
63,985,469	GBP	State Street Corp.	08/28/12	100,472	100,318	154
249,651	GBP	Union Bank of Switzerland AG	08/28/12	393	392	1
182,315,319,949	IDR	Citibank, N.A. †	08/28/12	19,232	19,190	42
36,178,818	INR	HSBC Bank, N.A. †	08/28/12	647	647	– (h)
50,918,328	JPY	Credit Suisse International	08/28/12	652	652	– (h)
890,182,800	KRW	HSBC Bank, N.A. †	08/28/12	789	786	3
22,781,656	MXN	Citibank, N.A.	08/28/12	1,704	1,709	(5)
372,435,867	MXN	State Street Corp.	08/28/12	28,231	27,931	300
8,719,694	MXN	Union Bank of Switzerland AG	08/28/12	655	654	1
215,249,774	SEK	BNP Paribas	08/28/12	31,093	31,615	(522)
59,574,771	THB	State Street Corp.	08/28/12	1,880	1,889	(9)
				372,527	372,453	74

†	Non-deliverable forward.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	China Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippine Peso
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	11,354
Aggregate gross unrealized depreciation	(36,551)

Net unrealized appreciation/depreciation	(25,197)

Federal income tax cost of investments	1,307,353

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$233,099	$1,049,057	$—	$1,282,156
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,350	$—	$2,350

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,199)	$—	$(3,199)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.3%
	Australia — 2.2%
501	BHP Billiton Ltd. (m)	16,627
87	Rio Tinto Ltd. (m)	4,810

		21,437

	Belgium — 1.8%
218	Anheuser-Busch InBev N.V. (m)	17,273

	China — 3.9%
12,468	China Construction Bank Corp., Class H (m)	8,378
4,094	CNOOC Ltd. (m)	8,213
16,203	Industrial & Commercial Bank of China, Class H (m)	9,238
1,035	Ping An Insurance Group Co. of China Ltd., Class H (m)	8,059
1,225	Sands China Ltd. (m)	3,593

		37,481

	France — 13.5%
316	Accor S.A. (m)	10,491
621	AXA S.A. (m)	7,546
152	BNP Paribas S.A. (m)	5,602
114	Imerys S.A. (m)	5,737
203	Lafarge S.A. (m)	9,327
76	LVMH Moet Hennessy Louis Vuitton S.A. (m)	11,484
94	Pernod-Ricard S.A. (m)	10,084
71	PPR (m)	10,607
166	Sanofi (m)	13,573
202	Schneider Electric S.A. (m)	11,394
132	Societe Generale S.A. (a) (m)	2,898
95	Technip S.A. (m)	9,983
470	Total S.A. (m)	21,634

		130,360

	Germany — 7.2%
77	Allianz SE (m)	7,645
179	Bayer AG (m)	13,628
101	Fresenius Medical Care AG & Co. KGaA (m)	7,304
60	Linde AG (m)	8,980
253	SAP AG (m)	16,054
138	Siemens AG (m)	11,702
133	Symrise AG (m)	4,161

		69,474

	Hong Kong — 2.8%
2,599	Belle International Holdings Ltd. (m)	4,776
943	Cheung Kong Holdings Ltd. (m)	12,338
2,772	Hang Lung Properties Ltd. (m)	9,794

		26,908

	Indonesia — 0.4%
5,130	Astra International Tbk PT (m)	3,772

	Ireland — 1.2%
945	WPP plc (m)	11,955

	Israel — 1.0%
242	Teva Pharmaceutical Industries Ltd., ADR (m)	9,892

	Italy — 0.3%
2,656	Intesa Sanpaolo S.p.A. (m)	3,357

	Japan — 15.5%
303	Canon, Inc. (m)	10,127
205	Daikin Industries Ltd. (m)	5,561
88	East Japan Railway Co. (m)	5,604
58	FANUC Corp. (m)	8,877
384	Honda Motor Co., Ltd. (m)	12,195
375	Japan Tobacco, Inc. (m)	11,780
406	Komatsu Ltd. (m)	9,009
1,007	Kubota Corp. (m)	9,520
200	Makita Corp. (m)	6,693
565	Mitsubishi Corp. (m)	11,179
94	Murata Manufacturing Co., Ltd. (m)	4,690
91	Nidec Corp. (m)	7,157
141	Omron Corp. (m)	2,810
169	Shin-Etsu Chemical Co., Ltd. (m)	8,526
56	SMC Corp. (m)	9,441
618	Sumitomo Corp. (m)	8,653
354	Toyota Motor Corp. (m)	13,517
12	Yahoo! Japan Corp. (m)	4,398

		149,737

	Mexico — 0.7%
256	America Movil S.A.B. de C.V., Series L, , ADR (m)	6,821

	Netherlands — 4.5%
104	Akzo Nobel N.V. (m)	5,593
1,219	ING Groep N.V., CVA (a) (m)	8,017
874	Royal Dutch Shell plc, Class A (m)	29,782

		43,392

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	South Korea — 1.5%
15	Hyundai Mobis (m)	3,993
18	Samsung Electronics Co., Ltd., Reg. S, GDR (m)	10,131

		14,124

	Spain — 1.2%
552	Banco Bilbao Vizcaya Argentaria S.A. (m)	3,601
76	Inditex S.A. (m)	7,818

		11,419

	Sweden — 0.9%
397	Atlas Copco AB, Class A (m)	8,893

	Switzerland — 11.0%
450	ABB Ltd. (a) (m)	7,817
94	Cie Financiere Richemont S.A., Class A (m)	5,297
347	Credit Suisse Group AG (a) (m)	5,910
127	Holcim Ltd. (a) (m)	7,484
381	Nestle S.A. (m)	23,426
254	Novartis AG (m)	14,903
82	Roche Holding AG (m)	14,437
4	SGS S.A. (m)	7,298
573	Xstrata plc (m)	7,573
53	Zurich Insurance Group AG (a) (m)	11,810

		105,955

	Taiwan — 0.9%
611	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	8,534

	United Kingdom — 24.8%
2,671	Barclays plc (m)	6,956
1,076	BG Group plc (m)	21,186
206	BHP Billiton plc (m)	6,007
285	British American Tobacco plc (m)	15,148
619	Burberry Group plc (m)	12,126
1,963	Centrica plc (m)	9,741
691	GlaxoSmithKline plc (m)	15,897
2,372	HSBC Holdings plc (m)	19,837
807	ICAP plc (m)	4,019
324	Imperial Tobacco Group plc (m)	12,586
1,106	Man Group plc (m)	1,378
1,234	Marks & Spencer Group plc (m)	6,436
1,135	Meggitt plc (m)	6,802
1,186	Prudential plc (m)	14,115
256	Rio Tinto plc (m)	11,789
824	Standard Chartered plc (m)	18,874
2,089	Tesco plc (m)	10,400
399	Tullow Oil plc (m)	8,022
396	Unilever plc (m)	14,207
8,218	Vodafone Group plc (m)	23,518

		239,044

	Total Common Stocks (Cost $834,332)	919,828

Preferred Stocks — 2.2%
	Germany — 2.2%
120	Henkel AG & Co. KGaA (m)	8,608
71	Volkswagen AG (m)	12,071

	Total Preferred Stocks (Cost $16,615)	20,679

Short-Term Investment — 2.3%
	Investment Company — 2.3%
22,222	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $22,222)	22,222

	Total Investments — 99.8% (Cost $873,169)	962,729
	Other Assets in Excess of Liabilities — 0.2%	2,304

	NET ASSETS — 100.0%	$965,033

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	9.2%
Pharmaceuticals	8.6
Commercial Banks	8 .2
Machinery	5.4
Insurance	5.1
Metals & Mining	4.9
Automobiles	4.3
Tobacco	4.1
Food Products	3.9
Wireless Telecommunication Services	3.2
Textiles, Apparel & Luxury Goods	3.0
Beverages	2.8
Chemicals	2.8
Electrical Equipment	2.7
Construction Materials	2.3
Real Estate Management & Development	2.3
Trading Companies & Distributors	2.1
Semiconductors & Semiconductor Equipment	1.9
Multiline Retail	1.8
Software	1.7
Hotels, Restaurants & Leisure	1.5
Specialty Retail	1.3
Media	1.2
Industrial Conglomerates	1.2
Capital Markets	1.2
Food & Staples Retailing	1.1
Office Electronics	1.1
Energy Equipment & Services	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	6.8
Short-Term Investment	2.3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $905,129,000 and 94.0% respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,321
Aggregate gross unrealized depreciation	(67,761)

Net unrealized appreciation/depreciation	$89,560

Federal income tax cost of investments	$873,169

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,222	$940,507	$—	$962,729

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.6%
	Australia — 2.3%
439	Australia & New Zealand Banking Group Ltd. (m)	10,789
631	Westfield Group (m)	6,601

		17,390

	Belgium — 1.1%
81	Solvay S.A. (m)	8,425

	Canada — 1.2%
468	First Quantum Minerals Ltd. (m)	8,507

	China — 2.0%
1,267	China Shenhua Energy Co., Ltd., Class H (m)	4,713
2,747	CNOOC Ltd. (m)	5,511
1,470	Sands China Ltd. (m)	4,313

		14,537

	Denmark — 2.1%
42	Carlsberg A/S, Class B (m)	3,363
79	Novo Nordisk A/S, Class B (m)	12,149

		15,512

	Finland — 1.0%
265	Ruukki Group OYJ (a) (m)	163
615	Stora Enso OYJ, Class R (m)	3,502
372	UPM-Kymmene OYJ (m)	3,970

		7,635

	France — 4.0%
38	Sanofi (m)	3,094
190	Schneider Electric S.A. (m)	10,732
154	Sodexo (m)	11,614
352	Suez Environnement Co. (m)	3,864

		29,304

	Germany — 8.7%
66	Allianz SE (m)	6,521
118	BASF SE (m)	8,596
208	Bayer AG (m)	15,784
87	Bayerische Motoren Werke AG (m)	6,508
57	Continental AG (m)	5,122
155	Deutsche Boerse AG (m)	7,707
353	E.ON AG (m)	7,518
82	Siemens AG (m)	6,933

		64,689

	Hong Kong — 3.0%
3,868	Belle International Holdings Ltd. (m)	7,108
3,554	China Overseas Land & Investment Ltd. (m)	8,348
793	Hutchison Whampoa Ltd. (m)	7,109

		22,565

	Indonesia — 1.1%
19,917	Perusahaan Gas Negara Persero Tbk PT (m)	7,946

	Ireland — 2.5%
598	Experian plc (m)	8,860
337	Shire plc (m)	9,714

		18,574

	Israel — 0.7%
130	Teva Pharmaceutical Industries Ltd., ADR (m)	5,313

	Italy — 0.8%
1,451	Snam S.p.A. (m)	5,834

	Japan — 17.7%
146	Bridgestone Corp. (m)	3,293
263	Canon, Inc. (m)	8,766
4	Dai-ichi Life Insurance Co., Ltd. (The) (m)	4,638
82	East Japan Railway Co. (m)	5,213
1,726	Fujitsu Ltd. (m)	6,771
1,733	Hitachi Ltd. (m)	10,217
248	Honda Motor Co., Ltd. (m)	7,878
451	Japan Tobacco, Inc. (m)	14,162
883	JX Holdings, Inc. (m)	4,246
980	Marubeni Corp. (m)	6,537
1,180	Mitsubishi Electric Corp. (m)	9,351
428	Mitsubishi Estate Co., Ltd. (m)	7,666
2,038	Mitsubishi UFJ Financial Group, Inc. (m)	9,882
447	Mitsui & Co., Ltd. (m)	6,605
991	Nissan Motor Co., Ltd. (m)	9,320
43	Nitori Holdings Co., Ltd. (m)	3,992
265	Sumitomo Mitsui Financial Group, Inc. (m)	8,333
250	Yamato Holdings Co., Ltd. (m)	4,098

		130,968

	Netherlands — 8.9%
177	ASML Holding N.V. (m)	10,213
224	European Aeronautic Defence and Space Co. N.V. (m)	8,025
477	ING Groep N.V., CVA (a) (m)	3,136
792	Royal Dutch Shell plc, Class A (m)	26,978
506	Unilever N.V., CVA (m)	17,576

		65,928

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	New Zealand — 0.6%
2,061	Telecom Corp. of New Zealand Ltd. (m)	4,419

	South Korea — 2.1%
13	Samsung Electronics Co., Ltd. (m)	15,307

	Spain — 1.8%
1,111	Banco Santander S.A. (m)	6,724
67	Inditex S.A. (m)	6,906

		13,630

	Sweden — 1.9%
344	Swedbank AB, Class A (m)	5,972
840	Telefonaktiebolaget LM Ericsson, Class B (m)	7,803

		13,775

	Switzerland — 5.1%
160	Cie Financiere Richemont S.A., Class A (m)	9,032
227	Nestle S.A. (m)	13,966
35	Roche Holding AG (m)	6,166
135	Swiss Re AG (a) (m)	8,439

		37,603

	Taiwan — 0.7%
959	Hon Hai Precision Industry Co., Ltd., Reg. S, GDR (a) (m)	5,303

	United Kingdom — 25.3%
846	BG Group plc (m)	16,651
325	British American Tobacco plc (m)	17,259
1,823	BT Group plc (m)	6,203
1,880	Centrica plc (m)	9,332
771	GlaxoSmithKline plc (m)	17,731
2,335	HSBC Holdings plc (m)	19,509
579	InterContinental Hotels Group plc (m)	14,305
1,341	Kingfisher plc (m)	5,594
423	Pearson plc (m)	7,910
792	Prudential plc (m)	9,422
358	Rio Tinto plc (m)	16,486
232	SABMiller plc (m)	9,985
364	Standard Chartered plc (m)	8,336
379	Tullow Oil plc (m)	7,620
7,367	Vodafone Group plc (m)	21,083

		187,426

	Total Common Stocks (Cost $689,542)	700,590

Preferred Stocks — 2.6%
	Germany — 2.6%
138	Henkel AG & Co. KGaA (m)	9,898
54	Volkswagen AG (m)	9,118

	Total Preferred Stocks (Cost $15,620)	19,016

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Financials — 0.0% (g)
	Commercial Banks — 0.0% (g)
35	Banco Santander S.A., expiring 07/27/12 (a) (m) (Cost $–)	211

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
15,536	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $15,536)	15,536

	Total Investments — 99.3% (Cost $720,698)	735,353
	Other Assets in Excess of Liabilities — 0.7%	4,981

	NET ASSETS — 100.0%	$740,334

Percentages indicated are based on net assets.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	9.5%
Commercial Banks	9.5
Oil, Gas & Consumable Fuels	8.9
Automobiles	4.5
Food Products	4.3
Tobacco	4.3
Hotels, Restaurants & Leisure	4.1
Insurance	3.9
Semiconductors & Semiconductor Equipment	3.5
Metals & Mining	3.4
Specialty Retail	3.2
Wireless Telecommunication Services	2.9
Multi-Utilities	2.8
Electrical Equipment	2.7
Chemicals	2.3
Real Estate Management & Development	2.2
Electronic Equipment, Instruments & Components	2.1
Industrial Conglomerates	1.9
Gas Utilities	1.9
Beverages	1.8
Trading Companies & Distributors	1.8
Diversified Financial Services	1.5
Diversified Telecommunication Services	1.4
Household Products	1.4
Textiles, Apparel & Luxury Goods	1.2
Professional Services	1.2
Office Electronics	1.2
Auto Components	1.1
Aerospace & Defense	1.1
Media	1.1
Communications Equipment	1.1
Paper & Forest Products	1.0
Others (each less than 1.0%)	3.1
Short-Term Investment	2.1

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amount in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,300,511	EUR
1,687,407	for AUD	Credit Suisse International	08/07/12	$1,772	#	$1,600	#	$(172)
1,059,139	EUR
853,678	for GBP	Credit Suisse International	08/07/12	1,338	#	1,303	#	(35)
1,127,969	EUR
907,158	for GBP	Westpac Banking Corp.	08/07/12	1,423	#	1,388	#	(35)
1,178,576	EUR
922,928	for GBP	Credit Suisse International	11/07/12	1,447	#	1,452	#	5
1,413,750	EUR
149,698,735	for JPY	Westpac Banking Corp.	08/07/12	1,917	#	1,740	#	(177)
1,471,989	CAD
1,185,697	for EUR	HSBC Bank, N.A.	08/07/12	1,459	#	1,468	#	9
2,103,845	GBP
2,636,989	for EUR	Barclays Bank plc	08/07/12	3,245	#	3,299	#	54
942,717	GBP
1,187,117	for EUR	Goldman Sachs International	08/07/12	1,461	#	1,478	#	17
891,973	GBP
1,105,080	for EUR	TD Bank Financial Group	08/07/12	1,359	#	1,398	#	39
836,544	GBP
104,411,985	for JPY	Barclays Bank plc	08/07/12	1,336	#	1,311	#	(25)
19,843,400	HKD
2,063,279	for EUR	Royal Bank of Canada	08/07/12	2,539	#	2,559	#	20
19,358,451	HKD
197,812,396	for JPY	Royal Bank of Canada	08/07/12	2,532	#	2,496	#	(36)
82,641,061	JPY
798,898	for EUR	State Street Corp.	08/07/12	983	#	1,058	#	75
114,947,632	JPY
1,176,273	for EUR	Westpac Banking Corp.	08/07/12	1,447	#	1,471	#	24
150,802,714	JPY
1,165,473	for GBP	Royal Bank of Scotland	08/07/12	1,828	#	1,931	#	103
1,773,261	AUD	Citibank, N.A.	08/07/12	1,801		1,863		62
39,737,165	AUD	Credit Suisse International	08/07/12	39,892		41,741		1,849
8,632,394	AUD	Union Bank of Switzerland AG	08/07/12	8,714		9,067		353
1,528,917	AUD	Westpac Banking Corp.	08/07/12	1,536		1,606		70
353,546	CAD	Union Bank of Switzerland AG	08/07/12	355		353		(2)
1,315,455	CHF	Barclays Bank plc	08/07/12	1,382		1,347		(35)
17,008,873	CHF	Credit Suisse International	08/07/12	18,431		17,424		(1,007)
4,593,329	CHF	Royal Bank of Scotland	08/07/12	4,734		4,705		(29)
6,384,978	CHF	Union Bank of Switzerland AG	08/07/12	6,944		6,541		(403)
3,438,198	EUR	Barclays Bank plc	08/07/12	4,376		4,230		(146)
5,380,393	EUR	BNP Paribas	08/07/12	6,740		6,620		(120)
2,386,690	EUR	Credit Suisse International	08/07/12	3,159		2,937		(222)
3,192,291	EUR	TD Bank Financial Group	08/07/12	3,913		3,928		15
17,343,563	EUR	Union Bank of Switzerland AG	08/07/12	22,586		21,341		(1,245)
2,337,993	GBP	Barclays Bank plc	08/07/12	3,692		3,665		(27)
1,876,612	GBP	BNP Paribas	08/07/12	2,947		2,942		(5)
3,170,498	GBP	Credit Suisse International	08/07/12	5,108		4,971		(137)
2,470,251	GBP	Royal Bank of Canada	08/07/12	3,799		3,873		74
13,143,511	GBP	Union Bank of Switzerland AG	08/07/12	21,256		20,607		(649)
2,157,720	GBP	Westpac Banking Corp.	08/07/12	3,363		3,383		20
28,589,130	HKD	Union Bank of Switzerland AG	08/07/12	3,685		3,687		2
467,895,562	JPY	Barclays Bank plc	08/07/12	5,888		5,989		101

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amount in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
117,360,973	JPY	BNP Paribas	08/07/12	$1,472	$1,502	$30
250,873,755	JPY	Citibank, N.A.	08/07/12	3,179	3,212	33
750,096,245	JPY	Credit Suisse International	08/07/12	9,456	9,602	146
298,918,529	JPY	Royal Bank of Canada	08/07/12	3,799	3,826	27
1,301,217,801	JPY	Union Bank of Switzerland AG	08/07/12	16,296	16,656	360
426,162,120	JPY	Westpac Banking Corp.	08/07/12	5,379	5,455	76
30,088,623	NOK	Barclays Bank plc	08/07/12	5,142	4,991	(151)
9,429,430	NOK	Citibank, N.A.	08/07/12	1,589	1,564	(25)
55,235,267	SEK	Barclays Bank plc	08/07/12	8,027	8,120	93
21,818,705	SEK	Union Bank of Switzerland AG	08/07/12	3,189	3,208	19
12,735,698	SGD	Barclays Bank plc	08/07/12	10,205	10,235	30
3,886,161	SGD	Union Bank of Switzerland AG	08/07/12	3,118	3,123	5
				$271,238	$270,266	$(972)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,500,000	AUD	HSBC Bank, N.A.	08/07/12	$2,521	$2,626	$(105)
1,103,000	CAD	Barclays Bank plc	08/07/12	1,083	1,100	(17)
7,230,307	CAD	Royal Bank of Canada	08/07/12	7,240	7,209	31
1,188,000	CHF	Barclays Bank plc	08/07/12	1,265	1,216	49
4,007,046	CHF	HSBC Bank, N.A.	08/07/12	4,346	4,105	241
7,922,679	EUR	Barclays Bank plc	08/07/12	10,061	9,749	312
4,437,501	EUR	Citibank, N.A.	08/07/12	5,619	5,460	159
9,653,397	EUR	Credit Suisse International	08/07/12	12,406	11,878	528
10,500,000	EUR	HSBC Bank, N.A.	08/07/12	13,674	12,920	754
11,903,659	EUR	Royal Bank of Canada	08/07/12	15,485	14,647	838
3,000,775	EUR	Royal Bank of Scotland	08/07/12	3,952	3,692	260
1,291,141	EUR	State Street Corp.	08/07/12	1,682	1,589	93
5,768,585	EUR	TD Bank Financial Group	08/07/12	7,524	7,098	426
2,908,707	EUR	Westpac Banking Corp.	08/07/12	3,621	3,579	42
5,757,140	GBP	Barclays Bank plc	08/07/12	9,084	9,026	58
1,631,662	GBP	BNP Paribas	08/07/12	2,637	2,558	79
886,433	GBP	Citibank, N.A.	08/07/12	1,387	1,389	(2)
4,966,701	GBP	Credit Suisse International	08/07/12	7,964	7,787	177
37,220,227	GBP	Royal Bank of Canada	08/07/12	60,012	58,355	1,657
2,168,000	GBP	Royal Bank of Scotland	08/07/12	3,350	3,399	(49)
1,248,647	GBP	State Street Corp.	08/07/12	1,990	1,958	32
1,880,628	GBP	Westpac Banking Corp.	08/07/12	2,939	2,949	(10)
32,272,212	HKD	BNP Paribas	08/07/12	4,159	4,162	(3)
6,253,519	HKD	Credit Suisse International	08/07/12	807	807	— (h)
61,210,144	HKD	Westpac Banking Corp.	08/07/12	7,889	7,893	(4)
362,368,093	JPY	Barclays Bank plc	08/07/12	4,546	4,638	(92)
274,488,137	JPY	Citibank, N.A.	08/07/12	3,461	3,513	(52)
1,237,632,596	JPY	HSBC Bank, N.A.	08/07/12	15,510	15,843	(333)
341,457,972	JPY	Royal Bank of Scotland	08/07/12	4,286	4,371	(85)
89,129,086	JPY	Union Bank of Switzerland AG	08/07/12	1,111	1,141	(30)
270,507,582	JPY	Westpac Banking Corp.	08/07/12	3,441	3,463	(22)
3,211,474	NZD	Westpac Banking Corp.	08/07/12	2,513	2,600	(87)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amount in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,715,000	SEK	Barclays Bank plc	08/07/12	$800	$840	$(40)
10,485,474	SEK	HSBC Bank, N.A.	08/07/12	1,526	1,541	(15)
				$229,891	$225,101	$4,790

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 07/31/12 of the currency being sold, and the value at 07/31/12 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $705,786,000 and 96.0%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,639
Aggregate gross unrealized depreciation	(38,984)

Net unrealized appreciation/depreciation	$14,655

Federal income tax cost of investments	$720,698

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$17,390	$—	$17,390
Belgium	—	8,425	—	8,425
Canada	8,507	—	—	8,507
China	—	14,537	—	14,537
Denmark	—	15,512	—	15,512
Finland	—	7,635	—	7,635
France	—	29,304	—	29,304
Germany	—	64,689	—	64,689
Hong Kong	—	22,565	—	22,565
Indonesia	—	7,946	—	7,946
Ireland	—	18,574	—	18,574
Israel	—	5,313	—	5,313
Italy	—	5,834	—	5,834
Japan	—	130,968	—	130,968
Netherlands	—	65,928	—	65,928
New Zealand	—	4,419	—	4,419
South Korea	—	15,307	—	15,307
Spain	—	13,630	—	13,630
Sweden	—	13,775	—	13,775
Switzerland	—	37,603	—	37,603
Taiwan	—	5,303	—	5,303
United Kingdom	—	187,426	—	187,426

Total Common Stocks	8,507	692,083	—	700,590

Preferred Stocks
Germany	—	19,016	—	19,016

Total Preferred Stocks	—	19,016	—	19,016

Rights
Spain	211	—	—	211
Short-Term Investment
Investment Company	15,536	—	—	15,536

Total Investments in Securities	$24,254	$711,099	$—	$735,353

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$9,447	$—	$9,447

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,629)	$—	$(5,629)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.0%
	Australia — 2.7%
3,133	Australia & New Zealand Banking Group Ltd. (m)	77,038
4,423	Stockland (m)	15,498
4,199	Westfield Group (m)	43,922

		136,458

	Belgium — 1.4%
681	Solvay S.A. (m)	70,705

	Canada — 1.2%
3,181	First Quantum Minerals Ltd. (m)	57,761

	China — 2.3%
13,000	China Shenhua Energy Co., Ltd., Class H (m)	48,378
18,000	CNOOC Ltd. (m)	36,109
9,600	Sands China Ltd. (m)	28,160

		112,647

	Denmark — 2.0%
293	Carlsberg A/S, Class B (m)	23,683
510	Novo Nordisk A/S, Class B (m)	78,636

		102,319

	Finland — 1.2%
4,270	Stora Enso OYJ, Class R (m)	24,308
3,117	UPM-Kymmene OYJ (m)	33,295

		57,603

	France — 5.0%
420	Sanofi (m)	34,267
1,325	Schneider Electric S.A. (m)	74,707
837	Sodexo (m)	63,142
2,248	Suez Environnement Co. (m)	24,679
769	Total S.A. (m)	35,432
102	Unibail-Rodamco SE (m)	19,558

		251,785

	Germany — 8.7%
425	Allianz SE (m)	42,163
1,126	Bayer AG (m)	85,522
611	Bayerische Motoren Werke AG (m)	45,473
390	Continental AG (m)	35,262
1,006	Deutsche Boerse AG (m)	50,047
1,558	Deutsche Lufthansa AG (m)	19,584
2,411	Deutsche Telekom AG (m)	27,177
2,435	E.ON AG (m)	51,822
406	SAP AG (m)	25,766
672	Siemens AG (m)	56,945

		439,761

	Hong Kong — 2.6%
16,000	Belle International Holdings Ltd. (m)	29,403
24,000	China Overseas Land & Investment Ltd. (m)	56,374
5,000	Hutchison Whampoa Ltd. (m)	44,820

		130,597

	Indonesia — 1.1%
130,500	Perusahaan Gas Negara Persero Tbk PT (m)	52,065

	Ireland — 3.1%
4,524	Experian plc (m)	67,083
609	Paddy Power plc (m)	41,053
1,722	Shire plc (m)	49,671

		157,807

	Israel — 0.7%
867	Teva Pharmaceutical Industries Ltd., ADR (m)	35,452

	Italy — 1.1%
1,194	ENI S.p.A. (m)	24,620
7,608	Snam S.p.A. (m)	30,583

		55,203

	Japan — 23.2%
200	Astellas Pharma, Inc. (m)	9,501
1,100	Bridgestone Corp. (m)	24,776
1,700	Canon, Inc. (m)	56,768
26	Dai-ichi Life Insurance Co., Ltd. (The) (m)	27,254
500	East Japan Railway Co. (m)	31,983
3,000	Fuji Heavy Industries Ltd. (m)	22,237
12,000	Fujitsu Ltd. (m)	47,077
600	Hisamitsu Pharmaceutical Co., Inc. (m)	30,201
12,000	Hitachi Ltd. (m)	70,745
1,700	Honda Motor Co., Ltd. (m)	54,044
2,200	Japan Tobacco, Inc. (m)	69,112
6,100	JX Holdings, Inc. (m)	29,322
6,000	Marubeni Corp. (m)	40,023
8,000	Mitsubishi Electric Corp. (m)	63,395
3,000	Mitsubishi Estate Co., Ltd. (m)	53,732
6,000	Mitsubishi Heavy Industries Ltd. (m)	24,227

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Japan — Continued
13,900	Mitsubishi UFJ Financial Group, Inc. (m)	67,402
2,500	Mitsui & Co., Ltd. (m)	36,917
2,000	Mitsui Fudosan Co., Ltd. (m)	38,535
6,700	Nissan Motor Co., Ltd. (m)	62,995
500	Nitori Holdings Co., Ltd. (m)	46,749
440	ORIX Corp. (m)	41,597
300	Otsuka Corp. (m)	26,359
500	Otsuka Holdings Co., Ltd. (m)	15,225
1,300	Sega Sammy Holdings, Inc. (m)	27,702
1,800	Sumitomo Mitsui Financial Group, Inc. (m)	56,684
900	Sundrug Co., Ltd. (m)	31,298
5,000	Toshiba Corp. (m)	16,560
2,000	TOTO Ltd. (m)	14,822
2,000	Yamato Holdings Co., Ltd. (m)	32,743

		1,169,985

	Netherlands — 8.3%
1,191	ASML Holding N.V. (m)	68,789
1,049	European Aeronautic Defence and Space Co. N.V. (m)	37,642
5,222	Royal Dutch Shell plc, Class A (m)	177,861
3,849	Unilever N.V., CVA (m)	133,629

		417,921

	New Zealand — 0.6%
14,721	Telecom Corp. of New Zealand Ltd. (m)	31,567

	Norway — 0.5%
901	Algeta ASA (a) (m)	24,570

	South Korea — 2.0%
89	Samsung Electronics Co., Ltd. (m)	102,307

	Spain — 1.9%
6,184	Banco Santander S.A. (m)	37,443
193	Banco Santander S.A. (a) (m)	1,176
545	Inditex S.A. (m)	56,091

		94,710

	Sweden — 2.2%
3,332	Swedbank AB, Class A (m)	57,914
5,853	Telefonaktiebolaget LM Ericsson, Class B (m)	54,350

		112,264

	Switzerland — 4.1%
1,006	Cie Financiere Richemont S.A., Class A (m)	56,920
838	Nestle S.A. (m)	51,484
245	Roche Holding AG (m)	43,383
895	Swiss Re AG (a) (m)	56,026

		207,813

	Taiwan — 0.7%
6,642	Hon Hai Precision Industry Co., Ltd., Reg. S, GDR (a) (m)	36,735

	United Kingdom — 18.4%
4,880	Amlin plc (m)	28,758
1,330	Associated British Foods plc (m)	26,121
5,682	BG Group plc (m)	111,852
346	British American Tobacco plc (m)	18,378
7,963	BT Group plc (m)	27,092
12,465	Centrica plc (m)	61,870
3,504	GlaxoSmithKline plc (m)	80,626
9,836	HSBC Holdings plc (m)	82,171
1,170	InterContinental Hotels Group plc (m)	28,906
3,691	Pearson plc (m)	69,102
5,338	Prudential plc (m)	63,521
2,571	Rio Tinto plc (m)	118,399
1,660	Rolls-Royce Holdings plc (a) (m)	22,066
914	SABMiller plc (m)	39,409
2,409	Standard Chartered plc (m)	55,147
967	Tullow Oil plc (m)	19,464
25,645	Vodafone Group plc (m)	73,394

		926,276

	Total Common Stocks (Cost $4,653,767)	4,784,311

Preferred Stocks — 2.5%
	Germany — 2.5%
920	Henkel AG & Co. KGaA (m)	66,046
357	Volkswagen AG (m)	60,752

	Total Preferred Stocks (Cost $88,415)	126,798

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 97.5%
	(Cost $4,742,182)	4,911,109
	Other Assets in Excess of Liabilities — 2.5%	126,467

	NET ASSETS — 100.0%	$5,037,576

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	9.8%
Pharmaceuticals	9.4
Commercial Banks	8.9
Automobiles	5.0
Insurance	4.4
Food Products	4.3
Metals & Mining	3.6
Semiconductors & Semiconductor Equipment	3.5
Hotels, Restaurants & Leisure	3.3
Real Estate Management & Development	3.0
Multi-Utilities	2.8
Electrical Equipment	2.8
Specialty Retail	2.7
Electronic Equipment, Instruments & Components	2.2
Industrial Conglomerates	2.1
Diversified Financial Services	1.9
Tobacco	1.8
Diversified Telecommunication Services	1.7
Gas Utilities	1.7
Real Estate Investment Trusts (REITs)	1.6
Trading Companies & Distributors	1.6
Wireless Telecommunication Services	1.5
Chemicals	1.4
Media	1.4
Professional Services	1.4
Household Products	1.3
Computers & Peripherals	1.3
Beverages	1.3
Auto Components	1.2
Aerospace & Defense	1.2
Paper & Forest Products	1.2
Textiles, Apparel & Luxury Goods	1.2
Office Electronics	1.2
Communications Equipment	1.1
Others (each less than 1.0%)	5.2

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
8,282	EUR
10,322	for AUD	Westpac Banking Corp.	10/05/12	$10,783	#	$10,198	#	$(585)
7,861	GBP
9,815	for EUR	Barclays Bank plc	10/05/12	12,086	#	12,325	#	239
9,502	GBP
12,116	for EUR	Westpac Banking Corp.	10/05/12	14,919	#	14,898	#	(21)
116,686	HKD
12,333	for EUR	State Street Corp.	10/05/12	15,186	#	15,050	#	(136)
355,608	AUD	TD Bank Financial Group	10/05/12	362,014		371,494		9,480
66,599	CHF	Deutsche Bank AG	10/05/12	69,240		68,329		(911)
114,371	CHF	TD Bank Financial Group	10/05/12	120,063		117,341		(2,722)
206,569	DKK	TD Bank Financial Group	10/05/12	35,050		34,208		(842)
18,585	EUR	Barclays Bank plc	10/05/12	22,534		22,886		352
5,743	EUR	Westpac Banking Corp.	10/05/12	7,004		7,072		68
109,270	HKD	Royal Bank of Canada	10/05/12	14,099		14,094		(5)
2,264,667	JPY	Barclays Bank plc	10/05/12	29,005		29,009		4
2,230,389	JPY	Citibank, N.A.	10/05/12	28,125		28,569		444
1,002,428	JPY	Westpac Banking Corp.	10/05/12	12,621		12,840		219
297,105	NOK	Royal Bank of Canada	10/05/12	49,531		49,169		(362)
634,276	SEK	Royal Bank of Canada	10/05/12	91,103		93,019		1,916
37,600	SGD	Citibank, N.A.	10/05/12	29,954		30,217		263
120,888	SGD	Deutsche Bank AG	10/05/12	95,816		97,151		1,335
				$1,019,133		$1,027,869		$8,736

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
48,934	CAD	Deutsche Bank AG	10/05/12	$48,122	$48,727	$(605)
260,141	EUR	Deutsche Bank AG	10/05/12	327,177	320,334	6,843
18,167	GBP	Barclays Bank plc	10/05/12	28,143	28,482	(339)
16,949	GBP	Citibank, N.A.	10/05/12	26,576	26,572	4
194,478	GBP	Deutsche Bank AG	10/05/12	304,825	304,902	(77)
4,846	GBP	Royal Bank of Canada	10/05/12	7,562	7,598	(36)
15,091	GBP	TD Bank Financial Group	10/05/12	23,637	23,659	(22)
37,900	HKD	Credit Suisse International	10/05/12	4,889	4,889	— (h)
135,915	HKD	Deutsche Bank AG	10/05/12	17,532	17,531	1
798,331	JPY	Barclays Bank plc	10/05/12	10,220	10,226	(6)
476,266	JPY	Credit Suisse International	10/05/12	6,037	6,101	(64)
19,999,802	JPY	Deutsche Bank AG	10/05/12	250,822	256,181	(5,359)
496,747	JPY	Westpac Banking Corp.	10/05/12	6,365	6,363	2
21,285	NZD	BNP Paribas	10/05/12	16,994	17,162	(168)
				$1,078,901	$1,078,727	$174

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 07/31/12 of the currency being sold, and the value at 07/31/12 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	Australian Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norweigan Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $4,816,720 and 98.1%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$497,326
Aggregate gross unrealized depreciation	(328,399)

Net unrealized appreciation/depreciation	$168,927

Federal income tax cost of investments	$4,742,182

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

Portfolio Swap* Outstanding at July 31, 2012

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
UBS	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	12/31/15	(52,498)

Total			$(52,498)

*	See the accompanying “Additional Information – Portfolio Swap” for further details.

JPMorgan International Opportunities Plus Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JULY 31, 2012 (Unaudited)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)(a)	CU RRENT VALUE($)(b)	VALUE($)(c)
Long Positions
France — 0.2%
Sodexo	11,008	12,849	1,841

Germany — 2.2%
BASF SE	71,851	68,296	(3,555)
Bayer AG	12,076	16,115	4,039
E.ON AG	108	107	(1)
Gerresheimer AG (e)	22,679	27,002	4,323

	106,714	111,520	4,806

Hong Kong — 0.4%
Belle International Holdings Ltd.	19,813	18,518	(1,295)

Ireland — 0.3%
Experian plc	1,639	1,920	281
Shire plc	16,059	15,211	(848)

	17,698	17,131	(567)

Italy — 0.2%
Snam S.p.A.	8,554	7,942	(612)

Japan — 4.6%
Canon, Inc.	8,971	6,784	(2,187)
Dentsu, Inc.	24,576	21,391	(3,185)
Izumi Co., Ltd.	17,535	24,300	6,765
Japan Tobacco, Inc.	20,250	25,232	4,982
Mitsubishi Electric Corp.	9,408	8,000	(1,408)
Mitsui & Co., Ltd.	16,403	16,431	28
Seven & I Holdings Co., Ltd.	27,270	28,627	1,357
Sumitomo Bakelite Co., Ltd.	24,773	16,691	(8,082)
Tokyo Electron Ltd.	33,679	28,224	(5,455)
Tokyu REIT, Inc.	27,068	24,320	(2,748)
TOTO Ltd.	30,180	29,850	(330)

	240,113	229,850	(10,263)

Netherlands — 0.7%
European Aeronautic
Defence and Space Co. Inc.	5,233	7,164	1,931
ING Groep N.V., CVA (e)	23,392	20,108	(3,284)
Royal Dutch Shell plc, Class A	10,028	10,842	814

	38,653	38,114	(539)

Switzerland — 0.9%
Nestle S.A.	37,024	43,916	6,892

United Kingdom — 9.4%
Brammer plc (e)	9,638	9,768	130
British American Tobacco plc	92,433	108,240	15,807
BT Group plc, Class A	16,953	17,144	191
GlaxoSmithKline plc	35,932	37,690	1,758
HSBC Holdings plc	54,685	53,439	(1,246)
Intercontinental Hotels Group plc	44,622	61,244	16,622
Kingfisher plc	38,500	36,840	(1,660)
Petrofac Ltd.	26,073	23,470	(2,603)
SABMiller plc	24,870	27,232	2,362
Tullow Oil plc	37,197	34,201	(2,996)
Vodafone Group plc	62,664	66,198	3,534

	443,567	475,466	31,899

Total Long Positions of Portfolio Swap Short Positions	923,144	955,306	32,162

Australia — 0.7%
Newcrest Mining Ltd.	27,154	20,597	6,557
Telstra Corp. Ltd.	10,500	13,548	(3,048)

	37,654	34,145	3,509

Austria — 0.7%
Raiffessen Bank
International AG	14,537	19,231	(4,694)
Verbund AG	18,565	13,970	4,595

	33,102	33,201	(99)

Bermuda — 0.4%
Seadrill Ltd.	18,320	19,924	(1,604)

China — 0.3%
Lenovo Group Ltd.	18,504	15,263	3,241

Denmark — 0.5%
William Demant Holding A/S (e)	18,300	24,379	(6,079)

Finland — 0.3%
Ramirent OYJ	13,940	14,450	(510)

France — 1.5%
Air Liquide S.A.	14,875	14,888	(13)
Cap Gemini S.A.	19,261	21,934	(2,673)
LVMH Moet Hennessy Louis Vuitton S.A.	17,592	18,396	(804)
Tecnicas Reunidas S.A.	18,442	21,954	(3,512)

	70,170	77,172	(7,002)

Germany — 0.7%
Hannover
Rueckversicherung AG	18,848	21,061	(2,213)
MAN SE	19,302	15,680	3,622

	38,150	36,741	1,409

Hong Kong — 1.0%
Anta Sports Products (e)	22,295	11,219	11,076
ASM Pacific Technology Ltd.	18,844	21,856	(3,012)
Cathay Pacific Airways Ltd.	17,429	18,214	(785)

	58,568	51,289	7,279

Italy — 0.8%
Davide-Campari-Milano SpA	19,638	21,039	(1,401)
Prada S.p.A.	18,060	20,755	(2,695)

	37,698	41,794	(4,096)

Japan — 4.7%
Advantest Corp.	21,094	19,354	1,740
Asatsu-DK, Inc.	20,252	20,169	83
Daiichi Sankyo Co., Ltd.	17,643	17,766	(123)
Daiwa House Industry Co., Ltd.	12,580	15,104	(2,524)
Eisai Co., Ltd.	17,386	14,884	2,502
Hino Motors, Ltd.	20,558	20,966	(408)
Hirose Electric Co., Ltd.	19,481	19,225	256
Kawasaki Heavy Industries, Ltd.	20,136	16,845	3,291
Konica Minolta Holdings, Inc.	18,560	17,856	704
Mitsubishi Motors Corp. (e)	24,192	17,280	6,912
Nissin Foods Holdings Co., Ltd.	19,322	19,149	173
Takeda Pharmaceutical Co., Ltd.	18,125	18,432	(307)
Toyota Industries Corp.	18,537	18,825	(288)

	247,866	235,855	12,011

Netherlands — 0.4%
Eurocommercial Properties N.V.	21,766	20,178	1,588

Singapore — 0.5%
StarHub Ltd.	20,395	27,772	(7,377)

Sweden — 0.8%
Alfa Laval AB	19,807	17,854	1,953
Hennes & Mauritz AB, Class B	18,840	22,318	(3,478)

	38,647	40,172	(1,525)

Switzerland — 0.7%
Schindler Holding AG	17,035	18,898	(1,863)
Swatch Group AG (The)	13,702	14,333	(631)

	30,737	33,231	(2,494)

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	20,323	22,128	(1,805)

Turkey — 0.4%
Turkiye Garanti Bankasi AS	19,980	19,411	569

United Kingdom — 1.3%
Capita plc	13,723	14,570	(847)
Capital Shopping Centres
Group plc	19,213	19,190	23
Marston's plc	12,674	14,825	(2,151)
PZ Cussons plc	20,159	16,807	3,352

	65,769	65,392	377

Total Short Positions	$809,889	812,497	(2,608)

Total of Long and Short Positions of Portfolio Swap	113,255	142,809	29,554

Cash and Other Receivables (d)			22,284
Financing Costs			(753)
Net Dividends			1,413

Net Swap Contract, at value			$52,498

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION – PORTFOLIO SWAP:

CVA -	Dutch Certification

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Current value represents market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(c)	Value represents the unrealized gain (loss) of the positions.
(d)	Cash and other receivables includes the gains (losses) realized within the swap when the swap resets. Gains (losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.
(e)	Non-income producing security.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$58,937	$4,852,172	$—	$4,911,109

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$21,170	$—	$21,170
Swaps	—	52,498	—	52,498

Total Appreciation in Other Financial Instruments	$—	$73,668	$—	$73,668

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(12,260)	$—	$(12,260)

Total Depreciation in Other Financial Instruments	$—	$(12,260)	$—	$(12,260)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of Australian, Canadian and Spain common stocks. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the nine months ended July 31, 2012.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
		Australia — 19.0%
1,299		BGP Holdings plc (a)(f)(i)	—
1,714		Commonwealth Property Office Fund (m)	1,924
3,377		Dexus Property Group (m)	3,499
868		Goodman Group (m)	3,413
494		GPT Group (m)	1,776
1,732		Mirvac Group (m)	2,483
1,093		Stockland (m)	3,830
1,109		Westfield Group (m)	11,603
1,128		Westfield Retail Trust (m)	3,605

			32,133

		Canada — 10.4%
11		Allied Properties Real Estate Investment Trust (m)	329
166		Brookfield Office Properties, Inc. (m)	2,843
36		Canadian Apartment Properties REIT (m)	890
82		Canadian Real Estate Investment Trust (m)	3,450
92		Dundee Real Estate Investment Trust (m)	3,537
234		First Capital Realty, Inc. (m)	4,332
32		Northern Property Real Estate Investment Trust (m)	1,056
40		RioCan Real Estate Investment Trust (m)	1,142

			17,579

		Finland — 0.4%
148		Technopolis OYJ (m)	604

		France — 7.5%
22		ICADE (m)	1,662
68		Klepierre (m)	2,219
46		Unibail-Rodamco SE (m)	8,772

			12,653

		Germany — 0.4%
67		Alstria Office REIT-AG (m)	747

		Hong Kong — 20.9%
1,802		China Overseas Land & Investment Ltd. (m)	4,233
568		China Resources Land Ltd. (m)	1,144
1,004		Hang Lung Properties Ltd. (m)	3,547
195		Henderson Land Development Co., Ltd. (m)	1,130
650		Hongkong Land Holdings Ltd. (m)	3,879
601		Link REIT (The) (m)	2,627
1,495		New World Development Co., Ltd. (m)	1,901
2,463		Sino Land Co., Ltd. (m)	4,185
808		Sun Hung Kai Properties Ltd. (m)	10,037
465		Wharf Holdings Ltd. (m)	2,676

			35,359

		Japan — 18.1%
—	(h)	Daiwahouse Residential Investment Corp. (m)	706
—	(h)	Frontier Real Estate Investment Corp. (m)	1,534
—	(h)	Industrial & Infrastructure Fund Investment Corp. (m)	301
—	(h)	Japan Real Estate Investment Corp. (m)	4,190
—	(h)	Kenedix Realty Investment Corp. (m)	682
534		Mitsubishi Estate Co., Ltd. (m)	9,564
470		Mitsui Fudosan Co., Ltd. (m)	9,056
545		Tokyo Tatemono Co., Ltd. (a) (m)	2,008
1		Tokyu REIT, Inc. (m)	2,590

			30,631

		Netherlands — 3.4%
65		Corio N.V. (m)	2,869
32		Eurocommercial Properties N.V. (m)	1,082
35		Vastned Retail N.V. (m)	1,344
9		Wereldhave N.V. (m)	474

			5,769

		Singapore — 9.4%
2,891		CapitaCommercial Trust (m)	3,106
1,753		CapitaLand Ltd. (m)	4,201
2,799		CapitaMalls Asia Ltd. (m)	3,650
149		City Developments Ltd. (m)	1,395
1,526		Global Logistic Properties Ltd. (m)	2,744
334		Keppel Land Ltd. (m)	917

			16,013

		United Kingdom — 9.4%
714		British Land Co. plc (m)	5,969
445		Hammerson plc (m)	3,218
301		Helical Bar plc (m)	928
246		Land Securities Group plc (m)	3,036
1,414		London & Stamford Property plc (m)	2,544
93		Unite Group plc (m)	308

			16,003

		Total Common Stocks (Cost $152,181)	167,491

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrant — 0.0%
	Netherlands — 0.0%
29	Nieuwe Steen Investments N.V., expiring 04/01/13 (Cost $–) (a) (f) (i)	—

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
1,552	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $1,552)	1,552

	Total Investments — 99.8% (Cost $153,733)	169,043
	Other Assets in Excess of Liabilities — 0.2%	422

	NET ASSETS — 100.0%	$169,465

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Management & Development	44.5%
Diversified	33.1
Shopping Centers	12.9
Office Property	6.8
Multifamily	1.6
Others (each less than 1.0%)	1.1

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
570,836 360,341	CAD for GBP	Royal Bank of Canada	09/20/12	$565	#	$569	#	$4
572,939	EUR
5,613,348	for HKD	BNP Paribas	09/20/12	724	#	705	#	(19)
68,263,343	JPY
6,639,628	for HKD	Westpac Banking Corp.	09/20/12	856	#	874	#	18
673,869	CAD	BNP Paribas	09/20/12	659		671		12
2,652,173	CAD	State Street Corp.	09/20/12	2,579		2,642		63
614,269	CHF	BNP Paribas	09/20/12	639		630		(9)
3,340,251	CHF	State Street Corp.	09/20/12	3,508		3,426		(82)
627,082	EUR	Westpac Banking Corp.	09/20/12	765		772		7
790,697	GBP	State Street Corp.	09/20/12	1,228		1,240		12
4,775,959	HKD	HSBC Bank, N.A.	09/20/12	616		616		— (h)
66,942,594	JPY	Westpac Banking Corp.	09/20/12	840		857		17
22,463,059	SEK	State Street Corp.	09/20/12	3,181		3,296		115
				$16,160		$16,298		$138

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,295,271	AUD	Westpac Banking Corp.	09/20/12	$4,239	$4,492	$(253)
638,523	EUR	Citibank, N.A.	09/20/12	782	787	(5)
731,462	EUR	Westpac Banking Corp.	09/20/12	919	900	19
67,857,210	JPY	State Street Corp.	09/20/12	846	869	(23)
60,153,483	JPY	TD Bank Financial Group	09/20/12	757	770	(13)
113,119,985	JPY	Westpac Banking Corp.	09/20/12	1,428	1,449	(21)
1,357,881	SGD	Westpac Banking Corp.	09/20/12	1,060	1,091	(31)
				$10,031	$10,358	$(327)

# For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 07/31/12 of the currency being sold, and the value at 07/31/12 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $149,911,000 and 88.7%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,787
Aggregate gross unrealized depreciation	(3,477)

Net unrealized appreciation/depreciation	$15,310

Federal income tax cost of investments	$153,733

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC is generally the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its portfolio, by utilizing the quotations of an independent pricing service, unless the Fund’s Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$32,133	$—	(a)	$32,133
Canada	17,579	—	—		17,579
Finland	—	604	—		604
France	—	12,653	—		12,653
Germany	—	747	—		747
Hong Kong	—	35,359	—		35,359
Japan	—	30,631	—		30,631
Netherlands	—	5,769	—		5,769
Singapore	—	16,013	—		16,013
United Kingdom	—	16,003	—		16,003

Total Common Stocks	17,579	149,912	—	(a)	167,491

Warrant
Netherlands	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	1,552	—	—		1,552

Total Investments in Securities	$19,131	$149,912	$—	(a)	$169,043

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$267	$—		$267

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(456)	$—		$(456)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Balance as of 10/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3		Transfers out of Level 3	Balance as of 07/31/12
Investments in Securities
Common Stocks - Australia	$—	(a)	$—	$—	$—	$—	$—	$—		$—	$—	(a)
Warrant - Netherlands	—		—	—	—	—	—	—	(a)	—	—	(a)

	$—	(a)	$—	$—	$—	$—	$—	$—	(a)	$—	$—	(a)

(a)	Value is zero.

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to zero.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Belgium — 1.5%
620	Anheuser-Busch InBev N.V. (m)	49,056

	Canada — 4.4%
770	Canadian National Railway Co. (m)	67,928
1,040	Potash Corp of Saskatchewan, Inc. (m)	46,045
1,000	Suncor Energy, Inc. (m)	30,573

		144,546

	China — 2.2%
10,000	ENN Energy Holdings Ltd. (m)	38,147
11,200	Sands China Ltd. (m)	32,853

		71,000

	France — 12.1%
1,450	Accor S.A. (m)	48,119
371	LVMH Moet Hennessy Louis Vuitton S.A. (m)	55,810
603	Pernod-Ricard S.A. (m)	64,802
200	PPR (m)	29,903
1,375	Schneider Electric S.A. (m)	77,526
618	Technip S.A. (m)	64,874
1,090	Total S.A. (m)	50,223

		391,257

	Germany — 8.6%
673	Bayer AG (m)	51,116
325	Fresenius SE & Co. KGaA (m)	34,609
923	Henkel AG & Co. KGaA (m)	54,525
380	Linde AG (m)	56,517
1,305	SAP AG (m)	82,819

		279,586

	Hong Kong — 3.2%
21,000	Belle International Holdings Ltd. (m)	38,591
5,000	Cheung Kong Holdings Ltd. (m)	65,418

		104,009

	India — 2.3%
2,165	HDFC Bank Ltd., ADR (m)	73,415

	Indonesia — 1.2%
55,000	Astra International Tbk PT (m)	40,436

	Ireland — 2.0%
5,218	WPP plc (m)	65,978

	Israel — 1.9%
1,500	Teva Pharmaceutical Industries Ltd., ADR (m)	61,335

	Japan — 7.3%
1,300	FamilyMart Co., Ltd. (m)	61,520
400	FANUC Corp. (m)	61,755
3,000	ITOCHU Corp. (m)	31,055
2,600	Japan Tobacco, Inc. (m)	81,678

		236,008

	Netherlands — 5.8%
700	Akzo Nobel N.V. (m)	37,782
450	Gemalto N.V. (m)	34,387
500	Koninklijke Vopak N.V. (m)	31,685
2,440	Royal Dutch Shell plc, Class A (m)	83,106

		186,960

	South Africa — 3.3%
3,400	MTN Group Ltd. (m)	61,125
1,450	Tiger Brands Ltd. (m)	46,557

		107,682

	South Korea — 4.0%
130	Hyundai Mobis (m)	34,152
165	Samsung Electronics Co., Ltd., Reg. S, GDR (m)	95,516

		129,668

	Sweden — 2.6%
2,273	Atlas Copco AB, Class A (m)	50,898
700	Elekta AB, Class B (m)	32,495

		83,393

	Switzerland — 5.2%
640	Cie Financiere Richemont S.A., Class A (m)	36,212
1,228	Novartis AG (m)	72,107
105	Syngenta AG (m)	35,803
1,853	Xstrata plc (m)	24,487

		168,609

	Taiwan — 1.9%
4,375	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	61,119

	Thailand — 1.2%
6,800	Kasikornbank PCL (m)	38,021

	United Kingdom — 27.2%
5,561	BG Group plc (m)	109,470
3,436	Burberry Group plc (m)	67,291
8,000	HSBC Holdings plc (m)	66,919
2,500	Imperial Tobacco Group plc (m)	97,012

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United Kingdom — Continued
1,572	Intertek Group plc (m)	67,197
9,476	Meggitt plc (m)	56,796
3,250	Persimmon plc (m)	31,277
8,776	Prudential plc (m)	104,433
1,663	Rio Tinto plc (m)	76,584
3,933	Standard Chartered plc (m)	90,035
1,330	Tullow Oil plc (m)	26,770
20,853	Vodafone Group plc (m)	59,680
1,203	Weir Group plc (The) (m)	31,068

		884,532

	Total Common Stocks (Cost $3,011,078)	3,176,610

Preferred Stock — 1.8%
	Germany — 1.8%
342	Volkswagen AG (m) (Cost $58,679)	58,199

	Total Investments — 99.7% (Cost $3,069,757)	3,234,809
	Other Assets in Excess of Liabilities — 0.3%	11,101

	NET ASSETS — 100.0%	$3,245,910

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	9.3%
Commercial Banks	8.3
Pharmaceuticals	5.7
Tobacco	5.5
Chemicals	5.4
Textiles, Apparel & Luxury Goods	4.9
Semiconductors & Semiconductor Equipment	4.8
Machinery	4.4
Wireless Telecommunication Services	3.7
Beverages	3.5
Insurance	3.2
Metals & Mining	3.1
Automobiles	3.1
Software	2.6
Hotels, Restaurants & Leisure	2.5
Electrical Equipment	2.4
Road & Rail	2.1
Professional Services	2.1
Media	2.0
Real Estate Management & Development	2.0
Energy Equipment & Services	2.0
Food & Staples Retailing	1.9
Aerospace & Defense	1.8
Household Products	1.7
Food Products	1.4
Specialty Retail	1.2
Gas Utilities	1.2
Health Care Providers & Services	1.1
Computers & Peripherals	1.1
Auto Components	1.1
Health Care Equipment & Supplies	1.0
Transportation Infrastructure	1.0
Household Durables	1.0
Trading Companies & Distributors	1.0
Others (each less than 1.0%)	0.9

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $2,798,878 and 86.5%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,976
Aggregate gross unrealized depreciation	(65,924)

Net unrealized appreciation/depreciation	$165,052

Federal income tax cost of investments	$3,069,757

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$49,056	$—	$49,056
Canada	144,546	—	—	144,546
China	—	71,000	—	71,000
France	—	391,257	—	391,257
Germany	—	279,586	—	279,586
Hong Kong	—	104,009	—	104,009
India	—	73,415	—	73,415
Indonesia	—	40,436	—	40,436
Ireland	—	65,978	—	65,978
Israel	—	61,335	—	61,335
Japan	—	236,008	—	236,008
Netherlands	—	186,960	—	186,960
South Africa	—	107,682	—	107,682
South Korea	—	129,668	—	129,668
Sweden	—	83,393	—	83,393
Switzerland	—	168,609	—	168,609
Taiwan	—	61,119	—	61,119
Thailand	—	38,021	—	38,021
United Kingdom	—	884,532	—	884,532

Total Common Stocks	144,546	3,032,064	—	3,176,610

Preferred Stock
Germany	—	58,199	—	58,199

Total Investments in Securities	$144,546	$3,090,263	$—	$3,234,809

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.9%
	Australia — 2.5%
2,157	Australia & New Zealand Banking Group Ltd. (m)	53,050

	Belgium — 1.1%
224	Solvay S.A. (m)	23,224

	Canada — 0.6%
730	First Quantum Minerals Ltd. (m)	13,260

	China — 3.0%
32,885	China Construction Bank Corp., Class H (m)	22,097
4,124	China Shenhua Energy Co., Ltd., Class H (m)	15,345
12,702	CNOOC Ltd. (m)	25,481

		62,923

	Finland — 1.2%
949	Ruukki Group OYJ (a) (m)	584
2,352	UPM-Kymmene OYJ (m)	25,121

		25,705

	France — 9.3%
801	BNP Paribas S.A. (m)	29,581
546	Cie de St-Gobain (m)	16,433
488	GDF Suez (m)	10,893
854	Sanofi (m)	69,639
555	Schneider Electric S.A. (m)	31,274
395	Sodexo (m)	29,814
866	Suez Environnement Co. (m)	9,508

		197,142

	Germany — 8.6%
408	Allianz SE (m)	40,506
355	BASF SE (m)	25,914
666	Bayer AG (m)	50,610
227	Bayerische Motoren Werke AG (m)	16,899
439	Deutsche Boerse AG (m)	21,849
1,224	E.ON AG (m)	26,047

		181,825

	Hong Kong — 2.4%
4,484	China Overseas Land & Investment Ltd. (m)	10,533
3,214	Hutchison Whampoa Ltd. (m)	28,810
6,824	Sino Land Co., Ltd. (m)	11,595

		50,938

	Ireland — 0.7%
1,001	Experian plc (m)	14,840

	Israel — 0.8%
439	Teva Pharmaceutical Industries Ltd., ADR (m)	17,953

	Italy — 3.6%
2,830	Eni S.p.A. (m)	58,352
4,502	Snam S.p.A. (m)	18,099

		76,451

	Japan — 22.4%
651	Asahi Group Holdings Ltd. (m)	14,622
623	Bridgestone Corp. (m)	14,032
656	Canon, Inc. (m)	21,899
262	East Japan Railway Co. (m)	16,766
5,768	Fujitsu Ltd. (m)	22,628
6,947	Hitachi Ltd. (m)	40,956
1,389	Honda Motor Co., Ltd. (m)	44,166
1,403	Japan Tobacco, Inc. (m)	44,075
3,253	JX Holdings, Inc. (m)	15,639
2,771	Marubeni Corp. (m)	18,484
2,634	Mitsubishi Electric Corp. (m)	20,873
1,148	Mitsui & Co., Ltd. (m)	16,957
555	Nippon Telegraph & Telephone Corp. (m)	25,758
2,940	Nissan Motor Co., Ltd. (m)	27,645
178	ORIX Corp. (m)	16,855
2,969	Sumitomo Corp. (m)	41,596
1,779	Sumitomo Mitsui Financial Group, Inc. (m)	56,014
1,009	Yamato Holdings Co., Ltd. (m)	16,525

		475,490

	Luxembourg — 0.8%
1,003	ArcelorMittal (m)	15,971

	Netherlands — 6.9%
835	European Aeronautic Defence and Space Co. N.V. (m)	29,955
2,825	ING Groep N.V., CVA (a) (m)	18,583
2,295	Royal Dutch Shell plc, Class A (m)	77,996
562	Unilever N.V., CVA (m)	19,520

		146,054

	New Zealand — 0.5%
4,980	Telecom Corp. of New Zealand Ltd. (m)	10,679

	Norway — 0.9%
1,147	Telenor ASA (m)	19,395

	South Africa — 0.5%
2,364	African Bank Investments Ltd. (m)	10,414

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		South Korea — 1.8%
134		KT Corp., ADR (m)	1,914
32		Samsung Electronics Co., Ltd. (m)	36,464

			38,378

		Spain — 1.8%
3,420		Banco Bilbao Vizcaya Argentaria S.A. (m)	22,295
1,066		Repsol S.A. (m)	16,989

			39,284

		Sweden — 3.6%
3,840		Nordea Bank AB (m)	35,754
698		Swedbank AB, Class A (m)	12,137
3,113		Telefonaktiebolaget LM Ericsson, Class B (m)	28,910

			76,801

		Switzerland — 2.3%
83		Roche Holding AG (m)	14,657
540		Swiss Re AG (a) (m)	33,801

			48,458

		Taiwan — 0.0% (g)
—	(h)	Hon Hai Precision Industry Co., Ltd. (a) (m)	1

		United Kingdom — 20.6%
11,109		Barclays plc (m)	28,932
622		British American Tobacco plc (m)	33,060
8,160		Centrica plc (m)	40,504
1,296		GlaxoSmithKline plc (m)	29,815
8,709		HSBC Holdings plc (m)	72,758
1,144		InterContinental Hotels Group plc (m)	28,267
6,358		Kingfisher plc (m)	26,518
946		Pearson plc (m)	17,713
2,835		Prudential plc (m)	33,731
387		Rio Tinto plc (m)	17,835
474		SABMiller plc (m)	20,442
30,786		Vodafone Group plc (m)	88,106

			437,681

		Total Common Stocks (Cost $1,977,726)	2,035,917

Preferred Stock — 1.2%
		Germany — 1.2%
153		Volkswagen AG (m) (Cost $16,788)	25,988

Short-Term Investment — 2.1%
		Investment Company — 2.1%
43,581		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $43,581)	43,581

		Total Investments — 99.2% (Cost $2,038,095)	2,105,486
		Other Assets in Excess of Liabilities — 0.8%	17,415

		NET ASSETS — 100.0%	$2,122,901

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	15.8%
Oil, Gas & Consumable Fuels	10.0
Pharmaceuticals	8 .7
Automobiles	5 .4
Insurance	5 .1
Wireless Telecommunication Services	4 .2
Multi-Utilities	4 .1
Tobacco	3 .7
Trading Companies & Distributors	3 .7
Diversified Financial Services	3 .2
Hotels, Restaurants & Leisure	2 .8
Diversified Telecommunication Services	2 .7
Electrical Equipment	2 .5
Chemicals	2 .3
Metals & Mining	2 .3
Electronic Equipment, Instruments & Components	1 .9
Semiconductors & Semiconductor Equipment	1 .7
Beverages	1 .7
Aerospace & Defense	1 .4
Communications Equipment	1 .4
Industrial Conglomerates	1 .4
Specialty Retail	1 .3
Paper & Forest Products	1 .2
Computers & Peripherals	1 .1
Real Estate Management & Development	1 .1
Office Electronics	1 .0
Others (each less than 1.0%)	6 .2
Short-Term Investment	2 .1

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
97	TOPIX Index	09/13/12	$9,113	$(2)
478	Euro STOXX 50	09/21/12	13,692	(31)
149	FTSE 100 Index	09/21/12	13,096	(111)

				$(144)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
3,153,416	EUR
4,092,724	for AUD	Barclays Bank plc	08/28/12	$4,290	#	$3,881	#	$(409)
7,869,903	EUR
10,030,750	for AUD	Union Bank of Switzerland AG	08/28/12	10,513	#	9,686	#	(827)
7,567,214	EUR
6,122,852	for GBP	BNP Paribas	08/28/12	9,600	#	9,314	#	(286)
8,261,030	EUR
6,528,654	for GBP	Citibank, N.A.	08/28/12	10,236	#	10,168	#	(68)
3,239,746	EUR
2,612,366	for GBP	Royal Bank of Canada	08/28/12	4,095	#	3,987	#	(108)
3,238,412	EUR
31,648,126	for HKD	Westpac Banking Corp.	08/28/12	4,082	#	3,986	#	(96)
6,538,989	EUR
633,778,447	for JPY	Credit Suisse International	08/28/12	8,115	#	8,048	#	(67)
2,335,211	EUR
231,065,859	for JPY	TD Bank Financial Group	08/28/12	2,958	#	2,874	#	(84)
6,053,771	EUR
599,113,893	for JPY	Union Bank of Switzerland AG	08/28/12	7,671	#	7,451	#	(220)
4,609,689	EUR
473,658,864	for JPY	Westpac Banking Corp.	08/28/12	6,065	#	5,674	#	(391)
2,626,685	GBP
3,359,147	for EUR	Royal Bank of Canada	08/28/12	4,134	#	4,118	#	(16)
2,660,015	GBP
3,389,496	for EUR	State Street Corp.	08/28/12	4,172	#	4,170	#	(2)
2,562,699	GBP
3,199,686	for EUR	TD Bank Financial Group	08/28/12	3,938	#	4,018	#	80
2,682,681	GBP
3,340,000	for EUR	Union Bank of Switzerland AG	08/28/12	4,111	#	4,206	#	95
2,445,361	GBP
304,561,398	for JPY	BNP Paribas	08/28/12	3,899	#	3,834	#	(65)
59,563,773	HKD
6,240,573	for EUR	Westpac Banking Corp.	08/28/12	7,681	#	7,682	#	1
10,918,585	CHF
7,363,541	for GBP	Westpac Banking Corp.	08/28/12	11,545	#	11,191	#	(354)
10,906,716	CHF
901,152,140	for JPY	Westpac Banking Corp.	08/28/12	11,537	#	11,178	#	(359)
296,608,093	JPY
2,482,396	for GBP	Credit Suisse International	08/28/12	3,892	#	3,798	#	(94)
411,724,227	JPY
3,341,093	for GBP	Westpac Banking Corp.	08/28/12	5,238	#	5,271	#	33

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
7,602,056	NZD
3,789,092	for GBP	HSBC Bank, N.A.	08/28/12	$5,941	#	$6,145	#	$204
4,061,756	AUD
326,471,356	for JPY	State Street Corp.	08/28/12	4,180	#	4,257	#	77
6,081,193	AUD	BNP Paribas	08/28/12	6,076		6,374		298
141,764,927	AUD	Royal Bank of Canada	08/28/12	138,786		148,591		9,805
6,314,319	AUD	Westpac Banking Corp.	08/28/12	6,539		6,619		80
13,327,115	CHF	BNP Paribas	08/28/12	14,005		13,659		(346)
8,720,500	CHF	Credit Suisse International	08/28/12	9,232		8,938		(294)
18,112,963	CHF	Deutsche Bank AG	08/28/12	18,708		18,564		(144)
41,763,751	CHF	Royal Bank of Canada	08/28/12	44,269		42,805		(1,464)
2,725,915	CHF	Westpac Banking Corp.	08/28/12	2,825		2,794		(31)
14,114,276	DKK	Credit Suisse International	08/28/12	2,417		2,335		(82)
5,575,814	EUR	Barclays Bank plc	08/28/12	6,842		6,863		21
3,055,822	EUR	BNP Paribas	08/28/12	3,845		3,761		(84)
4,218,232	EUR	Citibank, N.A.	08/28/12	5,275		5,192		(83)
3,153,359	EUR	Credit Suisse International	08/28/12	3,969		3,881		(88)
3,405,401	EUR	Deutsche Bank AG	08/28/12	4,223		4,191		(32)
5,399,018	EUR	Goldman Sachs International	08/28/12	6,737		6,645		(92)
3,137,982	EUR	Royal Bank of Canada	08/28/12	3,919		3,862		(57)
7,144,923	EUR	Westpac Banking Corp.	08/28/12	8,766		8,794		28
11,075,431	GBP	Barclays Bank plc	08/28/12	17,213		17,364		151
11,315,250	GBP	Credit Suisse International	08/28/12	17,658		17,740		82
6,895,194	GBP	Deutsche Bank AG	08/28/12	10,691		10,811		120
5,542,490	GBP	Goldman Sachs International	08/28/12	8,652		8,690		38
2,531,061	GBP	Royal Bank of Canada	08/28/12	3,937		3,968		31
2,544,543	GBP	Westpac Banking Corp.	08/28/12	3,953		3,989		36
242,560,766	HKD	HSBC Bank, N.A.	08/28/12	31,248		31,282		34
615,884,146	JPY	Barclays Bank plc	08/28/12	7,797		7,886		89
609,309,383	JPY	Credit Suisse International	08/28/12	7,662		7,801		139
517,782,943	JPY	Deutsche Bank AG	08/28/12	6,489		6,629		140
306,904,075	JPY	Goldman Sachs International	08/28/12	3,868		3,929		61
861,781,753	JPY	Royal Bank of Canada	08/28/12	10,950		11,034		84
770,146,690	JPY	Westpac Banking Corp.	08/28/12	9,658		9,861		203
112,298,637	NOK	Royal Bank of Canada	08/28/12	18,724		18,612		(112)
5,044,631	NZD	Citibank, N.A.	08/28/12	3,835		4,078		243
45,641,120	SGD	HSBC Bank, N.A.	08/28/12	35,856		36,677		821
6,190,295	SGD	Westpac Banking Corp.	08/28/12	4,842		4,975		133
				$627,359		$634,131		$6,772

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,883,065	CAD	Deutsche Bank AG	08/28/12	$11,693	$11,842	$(149)
6,125,000	EUR	Barclays Bank plc	08/28/12	7,697	7,539	158
20,553,998	EUR	BNP Paribas	08/28/12	25,398	25,298	100
8,843,923	EUR	Citibank, N.A.	08/28/12	11,021	10,884	137
10,000,000	EUR	Credit Suisse International	08/28/12	12,694	12,307	387
2,317,590	EUR	Royal Bank of Canada	08/28/12	2,878	2,852	26
39,359,925	EUR	State Street Corp.	08/28/12	49,978	48,444	1,534
3,233,927	EUR	TD Bank Financial Group	08/28/12	4,072	3,981	91
14,198,880	EUR	Union Bank of Switzerland AG	08/28/12	17,545	17,476	69
3,610,000	GBP	Barclays Bank plc	08/28/12	5,617	5,659	(42)
813,878	GBP	Credit Suisse International	08/28/12	1,281	1,277	4

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
62,309,634	GBP	HSBC Bank, N.A.	08/28/12	$98,505	$97,690	$815
2,514,840	GBP	Morgan Stanley	08/28/12	3,880	3,943	(63)
3,213,056	GBP	Royal Bank of Canada	08/28/12	5,001	5,037	(36)
7,357,619	GBP	State Street Corp.	08/28/12	11,265	11,536	(271)
7,541,740	GBP	Westpac Banking Corp.	08/28/12	11,838	11,824	14
79,090,638	HKD	State Street Corp.	08/28/12	10,197	10,200	(3)
76,920,000	HKD	Union Bank of Switzerland AG	08/28/12	9,920	9,920	— (h)
25,324,876	HKD	Westpac Banking Corp.	08/28/12	3,266	3,266	— (h)
645,687,651	JPY	Barclays Bank plc	08/28/12	8,076	8,267	(191)
4,180,412,891	JPY	BNP Paribas	08/28/12	52,724	53,524	(800)
848,858,661	JPY	Credit Suisse International	08/28/12	10,699	10,869	(170)
951,582,876	JPY	Deutsche Bank AG	08/28/12	11,964	12,183	(219)
298,120,102	JPY	Royal Bank of Canada	08/28/12	3,821	3,817	4
33,500,000	NOK	Citibank, N.A.	08/28/12	5,596	5,552	44
31,575,000	NOK	Deutsche Bank AG	08/28/12	5,182	5,233	(51)
82,234,856	NOK	State Street Corp.	08/28/12	13,517	13,629	(112)
20,861,187	NZD	BNP Paribas	08/28/12	15,725	16,863	(1,138)
95,188,074	SEK	BNP Paribas	08/28/12	13,239	13,981	(742)
35,255,000	SEK	Union Bank of Switzerland AG	08/28/12	5,004	5,178	(174)
				$449,293	$450,071	$(778)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/12 of the currency being sold, and the value at 07/31/12 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,029,000 and 96.4%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,356
Aggregate gross unrealized depreciation	(137,965)

Net unrealized appreciation/depreciation	$67,391

Federal income tax cost of investments	$2,038,095

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$53,050	$—	$53,050
Belgium	—	23,224	—	23,224
Canada	13,260	—	—	13,260
China	—	62,923	—	62,923
Finland	—	25,705	—	25,705
France	—	197,142	—	197,142
Germany	—	181,825	—	181,825
Hong Kong	—	50,938	—	50,938
Ireland	—	14,840	—	14,840
Israel	—	17,953	—	17,953
Italy	—	76,451	—	76,451
Japan	—	475,490	—	475,490
Luxembourg	—	15,971	—	15,971
Netherlands	—	146,054	—	146,054
New Zealand	—	10,679	—	10,679
Norway	—	19,395	—	19,395
South Africa	—	10,414	—	10,414
South Korea	—	38,378	—	38,378
Spain	—	39,284	—	39,284
Sweden	—	76,801	—	76,801
Switzerland	—	48,458	—	48,458
Taiwan	—	1	—	1
United Kingdom	—	437,681	—	437,681

Total Common Stocks	13,260	2,022,657	—	2,035,917

Preferred Stock
Germany	—	25,988	—	25,988

Total Preferred Stock	—	25,988	—	25,988

Short-Term Investment
Investment Company	43,581	—	—	43,581

Total Investments in Securities	$56,841	$2,048,645	$—	$2,105,486

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$16,510	$—	$16,510
Depreciation in Other Financial Instruments
Futures Contracts	$(144)	$—	$—	$(144)
Forward Foreign Currency Exchange Contracts	—	(10,516)	—	(10,516)

Total Depreciation in Other Financial Instruments	$(144)	$(10,516)	$—	$(10,660)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.5%
	Belgium — 3.2%
63	Solvay S.A. (m)	6,530

	Canada — 1.9%
217	First Quantum Minerals Ltd. (m)	3,942

	China — 2.2%
1,228	China Shenhua Energy Co., Ltd., Class H (m)	4,568

	Finland — 3.5%
89	Ruukki Group OYJ (a) (m)	55
670	UPM-Kymmene OYJ (m)	7,153

		7,208

	France — 7.6%
153	Cie de St-Gobain (m)	4,607
113	Sodexo (m)	8,538
240	Suez Environnement Co. (m)	2,633

		15,778

	Germany — 5.4%
65	Bayerische Motoren Werke AG (m)	4,820
127	Deutsche Boerse AG (m)	6,313

		11,133

	Hong Kong — 3.2%
1,340	China Overseas Land & Investment Ltd. (m)	3,147
2,108	Sino Land Co., Ltd. (m)	3,582

		6,729

	Italy — 2.5%
1,311	Snam S.p.A. (m)	5,270

	Japan — 28.1%
195	Asahi Group Holdings Ltd. (m)	4,366
186	Bridgestone Corp. (m)	4,187
75	East Japan Railway Co. (m)	4,810
1,654	Fujitsu Ltd. (m)	6,489
403	Japan Tobacco, Inc. (m)	12,663
958	JX Holdings, Inc. (m)	4,604
805	Marubeni Corp. (m)	5,370
766	Mitsubishi Electric Corp. (m)	6,070
335	Mitsui & Co., Ltd. (m)	4,948
288	Yamato Holdings Co., Ltd. (m)	4,722

		58,229

	Netherlands — 6.8%
235	European Aeronautic Defence and Space Co. N.V. (m)	8,437
162	Unilever N.V., CVA (m)	5,613

		14,050

	New Zealand — 1.6%
1,500	Telecom Corp. of New Zealand Ltd. (m)	3,216

	Norway — 2.7%
334	Telenor ASA (m)	5,644

	South Africa — 1.5%
712	African Bank Investments Ltd. (m)	3,135

	South Korea — 5.1%
9	Samsung Electronics Co., Ltd. (m)	10,610

	Sweden — 5.0%
1,103	Nordea Bank AB (m)	10,267

	Switzerland — 6.7%
24	Roche Holding AG (m)	4,228
153	Swiss Re AG (a) (m)	9,599

		13,827

	United Kingdom — 6.5%
1,793	Kingfisher plc (m)	7,477
139	SABMiller plc (m)	5,998

		13,475

	Total Common Stocks (Cost $187,927)	193,611

Preferred Stock — 3.8%
	Germany — 3.8%
46	Volkswagen AG (m) (Cost $4,886)	7,823

	Total Investments — 97.3% (Cost $192,813)	201,434
	Other Assets in Excess of Liabilities — 2.7%	5,635

	NET ASSETS — 100.0%	$207,069

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Tobacco	6.3%
Automobiles	6.3
Semiconductors & Semiconductor Equipment	5.3
Beverages	5.1
Trading Companies & Distributors	5.1
Commercial Banks	5.1
Insurance	4.8
Diversified Financial Services	4.7
Oil, Gas & Consumable Fuels	4.6
Diversified Telecommunication Services	4.4
Hotels, Restaurants & Leisure	4.2
Aerospace & Defense	4.2
Specialty Retail	3.7
Paper & Forest Products	3.6
Real Estate Management & Development	3.3
Chemicals	3.2
Computers & Peripherals	3.2
Electrical Equipment	3.0
Food Products	2.8
Gas Utilities	2.6
Road & Rail	2.4
Air Freight & Logistics	2.3
Building Products	2.3
Pharmaceuticals	2.1
Auto Components	2.1
Metals & Mining	2.0
Multi-Utilities	1.3

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
52	Dow Jones Euro STOXX 50 Index	09/21/12	$1,490	$(14)
16	FTSE 100 Index	09/21/12	1,406	(9)

				$(23)

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $197,492,000 and 98.0%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,858
Aggregate gross unrealized depreciation	(16,237)

Net unrealized appreciation/depreciation	$8,621

Federal income tax cost of investments	$192,813

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,942	$197,492	$—	$201,434
Depreciation in Other Financial Instruments
Futures Contracts	$(23)	$—	$—	$(23)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a common stock held in Canada. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the nine months ended July 31, 2012.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.1%
		Belgium — 3.0%
48		Anheuser-Busch InBev N.V. (m)	3,832

		Bermuda — 0.8%
44		Hoegh LNG Holdings Ltd. (a) (m)	340
51		Lancashire Holdings Ltd. (m)	630

			970

		Canada — 0.4%
67		Africa Oil Corp. (a) (m)	509

		Denmark — 5.2%
50		Chr Hansen Holding A/S (m)	1,415
—	(h)	Coloplast A/S, Class B (m)	10
28		Novo Nordisk A/S, Class B (m)	4,288
6		Topdanmark A/S (a) (m)	959

			6,672

		France — 11.9%
160		AXA S.A. (m)	1,940
29		Dassault Systemes S.A. (m)	2,898
27		Lafarge S.A. (m)	1,255
29		Publicis Groupe S.A. (m)	1,438
8		Remy Cointreau S.A. (m)	953
59		Sanofi (m)	4,800
18		Sodexo (m)	1,383
6		Zodiac Aerospace (m)	609

			15,276

		Germany — 14.4%
7		Allianz SE (m)	717
36		BASF SE (m)	2,602
9		Continental AG (m)	776
150		Deutsche Wohnen AG (m)	2,502
35		E.ON AG (m)	752
83		Freenet AG (m)	1,213
38		GSW Immobilien AG (m)	1,406
17		Hannover Rueckversicherung AG (m)	1,029
3		Linde AG (m)	480
35		RWE AG (m)	1,390
51		SAP AG (m)	3,239
7		Siemens AG (m)	598
48		Suedzucker AG (m)	1,668

			18,372

		Ireland — 0.9%
96		WPP plc (m)	1,212

		Italy — 2.9%
99		Azimut Holding S.p.A. (m)	943
120		Banca Generali S.p.A. (m)	1,367
258		Enel S.p.A. (m)	737
828		Telecom Italia S.p.A. (m)	674

			3,721

		Netherlands — 6.2%
498		Aegon N.V. (m)	2,261
30		ASML Holding N.V. (m)	1,743
36		European Aeronautic Defence and Space Co. N.V. (m)	1,275
15		Gemalto N.V. (m)	1,136
52		Ziggo N.V. (a) (m)	1,507

			7,922

		Norway — 3.3%
85		Awilco LNG AS (a) (m)	339
909		Marine Harvest ASA (a) (m)	605
243		TTS Group ASA (a) (m)	698
55		Yara International ASA (m)	2,618

			4,260

		Spain — 5.3%
8		Banco Santander S.A.07/27/12 (a) (m)	48
86		Grifols S.A. (a) (m)	2,679
10		Inditex S.A. (m)	1,066
105		Repsol S.A. (m)	1,673
6		Tecnicas Reunidas S.A. (m)	257
29		Telefonica S.A. (m)	333
16		Viscofan S.A. (m)	736

			6,792

		Sweden — 4.5%
48		Billerud AB (m)	423
28		NCC AB, Class B (m)	516
38		Svenska Handelsbanken AB, Class A (m)	1,327
41		Swedbank AB, Class A (m)	717
50		Swedish Match AB (m)	2,089
68		Trelleborg AB, Class B (m)	704

			5,776

		Switzerland — 6.8%
37		Credit Suisse Group AG (a) (m)	636
28		Nestle S.A. (m)	1,710
20		Roche Holding AG (m)	3,614
24		Swiss Re AG (a) (m)	1,510
6		Zurich Insurance Group AG (a) (m)	1,252

			8,722

		United Kingdom — 29.5%
203		Ashtead Group plc (m)	799

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United Kingdom — Continued
95	Babcock International Group plc (m)	1,269
158	Barclays plc (m)	411
741	Barratt Developments plc (a) (m)	1,531
59	Berkeley Group Holdings plc (a) (m)	1,271
33	BG Group plc (m)	645
69	British American Tobacco plc (m)	3,667
40	Croda International plc (m)	1,473
464	Debenhams plc (m)	668
96	Diageo plc (m)	2,574
302	easyJet plc (m)	2,655
103	GlaxoSmithKline plc (m)	2,373
306	HSBC Holdings plc (m)	2,556
36	Imperial Tobacco Group plc (m)	1,378
145	Micro Focus International plc (m)	1,220
69	Mondi plc (m)	591
51	Next plc (m)	2,544
154	Persimmon plc (m)	1,480
167	Prudential plc (m)	1,990
91	Tate & Lyle plc (m)	940
1,062	Taylor Wimpey plc (m)	733
103	Telecity Group plc (a) (m)	1,381
575	Vodafone Group plc (m)	1,646
35	Whitbread plc (m)	1,164
163	William Hill plc (m)	799

		37,758

	Total Common Stocks (Cost $114,962)	121,794

Preferred Stocks — 2.3%
	Germany — 2.3%
11	Draegerwerk AG & Co. KGaA (m)	1,090
28	ProSiebenSat.1 Media AG (m)	584
11	Sartorius AG (m)	789
3	Volkswagen AG (m)	514

	Total Preferred Stocks (Cost $2,845)	2,977

Short-Term Investment — 2.5%
	Investment Company — 2.5%
3,150	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $3,150)	3,150

	Total Investments — 99.9% (Cost $120,957)	127,921
	Other Assets in Excess of Liabilities — 0.1%	101

	NET ASSETS — 100.0%	$128,022

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	11.8%
Insurance	9.6
Chemicals	6.7
Beverages	5.8
Software	5.8
Tobacco	5.6
Food Products	4.4
Commercial Banks	4.0
Household Durables	3.9
Real Estate Management & Development	3.1
Oil, Gas & Consumable Fuels	2.7
Hotels, Restaurants & Leisure	2.6
Media	2.5
Multiline Retail	2.5
Capital Markets	2.3
Wireless Telecommunication Services	2.2
Biotechnology	2.1
Airlines	2.1
Diversified Telecommunication Services	2.0
Multi-Utilities	1.7
Health Care Equipment & Supplies	1.5
Aerospace & Defense	1.5
Semiconductors & Semiconductor Equipment	1.4
Machinery	1.1
Internet Software & Services	1.1
Commercial Services & Supplies	1.0
Construction Materials	1.0
Others (each less than 1.0%)	5.5
Short-Term Investment	2.5

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(h)	—	Amount rounds to less than one thousand (shares or dollars).

(l)	—	The rate shown is the current yield as of July 31, 2012.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $124,723,000 and 97.5% respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,344
Aggregate gross unrealized depreciation	(1,380)

Net unrealized appreciation/depreciation	$6,964

Federal income tax cost of investments	$120,957

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,150	$124,771	$—	$127,921

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
	Australia — 4.8%
134	Australia & New Zealand Banking Group Ltd. (m)	3,287
147	BHP Billiton Ltd. (m)	4,889
31	Flight Centre Ltd. (m)	691
210	Fortescue Metals Group Ltd. (m)	902
99	Suncorp Group Ltd. (m)	874
111	Westfield Group (m)	1,162
122	Westpac Banking Corp. (m)	2,962

		14,767

	Austria — 0.4%
22	Andritz AG (m)	1,229

	Belgium — 1.5%
32	Anheuser-Busch InBev N.V. (m)	2,516
10	Solvay S.A. (m)	1,090
21	Umicore S.A. (m)	928

		4,534

	Bermuda — 0.3%
20	Signet Jewelers Ltd. (m)	898

	Brazil — 0.5%
20	Cielo S.A. (m)	578
55	Petroleo Brasileiro S.A., ADR (m)	1,073

		1,651

	China — 2.0%
10	Baidu, Inc., ADR (a) (m)	1,262
1,298	China Construction Bank Corp., Class H (m)	872
848	China Petroleum & Chemical Corp., Class H (m)	764
180	China Shenhua Energy Co., Ltd., Class H (m)	670
1,959	Industrial & Commercial Bank of China, Class H (m)	1,117
168	Ping An Insurance Group Co. of China Ltd., Class H (m)	1,308

		5,993

	Denmark — 1.1%
10	Carlsberg A/S, Class B (m)	772
40	H Lundbeck A/S (m)	794
11	Novo Nordisk A/S, Class B (m)	1,673

		3,239

	Finland — 0.5%
15	Nokian Renkaat OYJ (m)	601
92	UPM-Kymmene OYJ (m)	987

		1,588

	France — 10.6%
33	Accor S.A. (m)	1,109
208	AXA S.A. (m)	2,527
53	BNP Paribas S.A. (m)	1,967
30	Cap Gemini S.A. (m)	1,087
26	Cie de St-Gobain (m)	789
30	Edenred (m)	792
26	Lafarge S.A. (m)	1,186
9	LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,386
13	Pernod-Ricard S.A. (m)	1,380
10	PPR (m)	1,494
10	Remy Cointreau S.A. (m)	1,189
52	Rexel S.A. (m)	871
61	Sanofi (m)	4,973
29	Schneider Electric S.A. (m)	1,662
54	Societe Generale S.A. (a) (m)	1,179
11	Technip S.A. (m)	1,136
92	Total S.A. (m)	4,239
28	Vinci S.A. (m)	1,169
69	Vivendi S.A. (m)	1,315
10	Zodiac Aerospace (m)	990

		32,440

	Germany — 8.6%
27	Allianz SE (m)	2,657
49	BASF SE (m)	3,560
49	Bayer AG (m)	3,750
17	Bayerische Motoren Werke AG (m)	1,242
13	Bilfinger Berger SE (m)	1,095
11	Continental AG (m)	992
51	Deutsche Bank AG (m)	1,534
68	Deutsche Post AG (m)	1,215
57	E.ON AG (m)	1,214
51	Freenet AG (m)	744
13	Fresenius SE & Co. KGaA (m)	1,413
87	Infineon Technologies AG (m)	636
8	Linde AG (m)	1,168
45	SAP AG (m)	2,863
15	Siemens AG (m)	1,292
25	Suedzucker AG (m)	864

		26,239

	Hong Kong — 2.9%
328	AIA Group Ltd. (m)	1,147
90	Cheung Kong Holdings Ltd. (m)	1,178

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Hong Kong — Continued
348		China Overseas Land & Investment Ltd. (m)	817
320		Hang Lung Properties Ltd. (m)	1,131
125		Hutchison Whampoa Ltd. (m)	1,120
21		Jardine Matheson Holdings Ltd. (m)	1,106
86		Swire Pacific Ltd., Class A (m)	1,023
244		Wharf Holdings Ltd. (m)	1,402

			8,924

		India — 0.9%
27		HDFC Bank Ltd., ADR (m)	901
23		ICICI Bank Ltd., ADR (m)	801
138		Yes Bank Ltd. (m)	905

			2,607

		Indonesia — 0.4%
1,570		Bank Rakyat Indonesia Persero Tbk PT (m)	1,152

		Ireland — 1.6%
155		Glanbia plc (m)	1,162
23		Kerry Group plc, Class A (m)	1,026
41		Shire plc (m)	1,177
121		WPP plc (m)	1,525

			4,890

		Israel — 0.4%
34		Teva Pharmaceutical Industries Ltd., ADR (m)	1,371

		Italy — 1.8%
118		Eni S.p.A. (m)	2,428
84		Pirelli & C. S.p.A. (m)	846
98		Prada S.p.A. (m)	676
234		Snam S.p.A. (m)	942
8		Tod’s S.p.A. (m)	721

			5,613

		Japan — 17.1%
101		Anritsu Corp. (m)	1,248
48		Asahi Group Holdings Ltd. (m)	1,084
17		Autobacs Seven Co., Ltd. (m)	856
44		Bridgestone Corp. (m)	993
28		Canon, Inc. (m)	932
43		Century Tokyo Leasing Corp. (m)	749
134		Chiba Bank Ltd. (The) (m)	781
—	(h)	CyberAgent, Inc. (m)	489
57		Daihatsu Motor Co., Ltd. (m)	953
13		Daito Trust Construction Co., Ltd. (m)	1,268
81		Daiwa House Industry Co., Ltd. (m)	1,151
25		FamilyMart Co., Ltd. (m)	1,197
8		FANUC Corp. (m)	1,266
214		Fukuoka Financial Group, Inc. (m)	780
193		Hitachi Ltd. (m)	1,138
67		Honda Motor Co., Ltd. (m)	2,130
231		Isuzu Motors Ltd. (m)	1,178
122		ITOCHU Corp. (m)	1,264
20		Itochu Techno-Solutions Corp. (m)	1,045
41		Japan Tobacco, Inc. (m)	1,275
309		Kawasaki Heavy Industries Ltd. (m)	734
40		Komatsu Ltd. (m)	896
27		Komeri Co., Ltd. (m)	665
28		Konami Corp. (m)	603
112		Kubota Corp. (m)	1,059
33		Makita Corp. (m)	1,113
156		Marubeni Corp. (m)	1,041
55		Medipal Holdings Corp. (m)	795
73		Mitsubishi Corp. (m)	1,445
131		Mitsubishi Electric Corp. (m)	1,038
586		Mitsubishi UFJ Financial Group, Inc. (m)	2,843
54		Mitsui & Co., Ltd. (m)	799
17		Murata Manufacturing Co., Ltd. (m)	836
11		Nidec Corp. (m)	858
24		Nippon Telegraph & Telephone Corp. (m)	1,123
181		Nissan Motor Co., Ltd. (m)	1,701
1		NTT DOCOMO, Inc. (m)	1,127
13		ORIX Corp. (m)	1,192
67		Sekisui Chemical Co., Ltd. (m)	569
41		Seven & I Holdings Co., Ltd. (m)	1,291
17		Shin-Etsu Chemical Co., Ltd. (m)	873
36		Softbank Corp. (m)	1,389
30		Sugi Holdings Co., Ltd. (m)	1,008
104		Sumitomo Corp. (m)	1,456
61		Sumitomo Mitsui Financial Group, Inc. (m)	1,934
53		Toyota Motor Corp. (m)	2,011

			52,176

		Netherlands — 5.5%
27		ASML Holding N.V. (m)	1,550
263		ING Groep N.V., CVA (a) (m)	1,732
17		Koninklijke DSM N.V. (m)	852
56		Koninklijke Philips Electronics N.V. (m)	1,222
15		Nutreco N.V. (m)	1,105
215		Royal Dutch Shell plc, Class B (m)	7,553

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Netherlands — Continued
85	Unilever N.V., CVA (m)	2,957

		16,971

	Norway — 0.7%
98	DnB ASA (m)	1,030
67	Telenor ASA (m)	1,139

		2,169

	South Africa — 0.3%
30	Tiger Brands Ltd. (m)	974

	South Korea — 0.7%
5	Hyundai Motor Co. (m)	1,046
1	Samsung Electronics Co., Ltd. (m)	1,221

		2,267

	Spain — 1.6%
52	Amadeus IT Holding S.A., Class A (m)	1,124
156	Banco Bilbao Vizcaya Argentaria S.A. (m)	1,014
44	Endesa S.A. (m)	710
53	Gas Natural SDG S.A. (m)	650
13	Inditex S.A. (m)	1,309

		4,807

	Sweden — 1.0%
29	Electrolux AB, Series B (m)	660
56	NCC AB, Class B (m)	1,045
40	Svenska Handelsbanken AB, Class A (m)	1,384

		3,089

	Switzerland — 8.4%
28	Cie Financiere Richemont S.A., Class A (m)	1,584
89	Credit Suisse Group AG (a) (m)	1,509
2	Galenica AG (m)	911
117	Nestle S.A. (m)	7,165
79	Novartis AG (m)	4,615
28	Roche Holding AG (m)	4,941
3	Swatch Group AG (The) (m)	1,005
26	Wolseley plc (m)	927
84	Xstrata plc (m)	1,112
9	Zurich Insurance Group AG (a) (m)	1,946

		25,715

	Taiwan — 0.2%
54	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	748

	United Kingdom — 22.8%
118	ARM Holdings plc (m)	1,019
48	Associated British Foods plc (m)	935
47	AstraZeneca plc (m)	2,182
359	Aviva plc (m)	1,643
130	Balfour Beatty plc (m)	588
711	Barclays plc (m)	1,852
150	BG Group plc (m)	2,952
18	BHP Billiton plc (m)	526
391	BP plc (m)	2,600
82	British American Tobacco plc (m)	4,361
96	British Land Co. plc (m)	802
362	BT Group plc (m)	1,232
118	BTG plc (a) (m)	693
44	Burberry Group plc (m)	866
18	Carnival plc (m)	606
288	Centrica plc (m)	1,428
134	easyJet plc (m)	1,176
195	GlaxoSmithKline plc (m)	4,498
617	HSBC Holdings plc (m)	5,157
46	Imperial Tobacco Group plc (m)	1,768
152	Inchcape plc (m)	897
48	InterContinental Hotels Group plc (m)	1,194
572	ITV plc (m)	675
211	J Sainsbury plc (m)	1,067
230	Kingfisher plc (m)	960
516	Legal & General Group plc (m)	1,027
229	Marks & Spencer Group plc (m)	1,193
187	Meggitt plc (m)	1,121
24	Mulberry Group plc (a) (m)	533
103	Persimmon plc (m)	988
37	Petrofac Ltd. (m)	852
187	Prudential plc (m)	2,220
21	Reckitt Benckiser Group plc (m)	1,161
155	Resolution Ltd. (m)	498
87	Rio Tinto plc (m)	4,028
29	Spectris plc (m)	699
173	Standard Chartered plc (m)	3,960
1,287	Taylor Wimpey plc (m)	888
63	Travis Perkins plc (m)	992
45	Tullow Oil plc (m)	906
2,196	Vodafone Group plc (m)	6,284
23	Weir Group plc (The) (m)	597

		69,624

	Total Common Stocks (Cost $275,245)	295,675

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Preferred Stocks — 1.7%
	Brazil — 0.3%
19	Cia de Bebidas das Americas, ADR (m)	743

	Germany — 1.1%
16	Henkel AG & Co. KGaA (m)	1,113
13	Volkswagen AG (m)	2,283

		3,396

	Italy — 0.3%
1,386	Telecom Italia S.p.A. (m)	965

	Total Preferred Stocks (Cost $4,775)	5,104

Short-Term Investment — 1.9%
	Investment Company — 1.9%
5,778	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $5,778)	5,778

	Total Investments — 100.2% (Cost $285,798)	306,557
	Liabilities in Excess of Other Assets — (0.2)%	(573)

	NET ASSETS — 100.0%	$305,984

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	11.7%
Pharmaceuticals	10.3
Oil, Gas & Consumable Fuels	7.6
Food Products	5.3
Insurance	5.2
Automobiles	4.1
Metals & Mining	4.0
Wireless Telecommunication Services	3.1
Trading Companies & Distributors	2.9
Real Estate Management & Development	2.6
Beverages	2.5
Chemicals	2.5
Tobacco	2.4
Machinery	2.2
Textiles, Apparel & Luxury Goods	2.2
Diversified Telecommunication Services	1.9
Semiconductors & Semiconductor Equipment	1.7
Industrial Conglomerates	1.5
Specialty Retail	1.5
Food & Staples Retailing	1.5
Electronic Equipment, Instruments & Components	1.3
IT Services	1.3
Diversified Financial Services	1.2
Hotels, Restaurants & Leisure	1.2
Electrical Equipment	1.2
Software	1.1
Auto Components	1.1
Household Durables	1.0
Capital Markets	1.0
Others (each less than 1.0%)	11.0
Short-Term Investment	1.9

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures,

swaps, options, TBAs, when-issued securities, delayed

delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange

contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $293,302,000 and 95.7%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,914
Aggregate gross unrealized depreciation	(10,155)

Net unrealized appreciation/depreciation	$20,759

Federal income tax cost of investments	$285,798

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments ("SOI") (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$14,767	$—	$14,767
Austria	—	1,229	—	1,229
Belgium	—	4,534	—	4,534
Bermuda	—	898	—	898
Brazil	578	1,073	—	1,651
China	1,262	4,731	—	5,993
Denmark	—	3,239	—	3,239
Finland	—	1,588	—	1,588
France	—	32,440	—	32,440
Germany	—	26,239	—	26,239
Hong Kong	—	8,924	—	8,924
India	—	2,607	—	2,607
Indonesia	—	1,152	—	1,152
Ireland	—	4,890	—	4,890
Israel	—	1,371	—	1,371
Italy	—	5,613	—	5,613
Japan	—	52,176	—	52,176
Netherlands	—	16,971	—	16,971
Norway	—	2,169	—	2,169
South Africa	—	974	—	974
South Korea	—	2,267	—	2,267
Spain	—	4,807	—	4,807
Sweden	—	3,089	—	3,089
Switzerland	—	25,715	—	25,715
Taiwan	—	748	—	748
United Kingdom	—	69,624	—	69,624

Total Common Stocks	1,840	293,835	—	295,675

Preferred Stocks
Brazil	—	743	—	743
Germany	—	3,396	—	3,396
Italy	—	965	—	965

Total Preferred Stocks	—	5,104	—	5,104

Short-Term Investment
Investment Company	5,778	—	—	5,778

Total Investments in Securities	$7,618	$298,939	$—	$306,557

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 81.3%
	Argentina — 1.5%
28	Tenaris S.A., ADR (m)	1,088

	Bermuda — 1.1%
52	Wilson Sons Ltd. (m)	781

	Brazil — 40.6%
164	Banco Bradesco S.A., ADR (m)	2,522
286	BM&FBovespa S.A. (m)	1,610
158	BR Malls Participacoes S.A. (m)	1,850
149	Brasil Brokers Participacoes S.A. (m)	462
56	BRF - Brasil Foods S.A. (m)	796
62	BRF - Brasil Foods S.A., ADR (m)	893
153	CCR S.A. (m)	1,274
62	Cia Energetica de Minas Gerais, ADR (m)	1,176
57	Cia Hering (m)	1,132
81	EDP - Energias do Brasil S.A. (m)	538
63	Fleury S.A. (m)	661
63	Iochpe-Maxion S.A. (m)	682
92	Localiza Rent A Car S.A. (m)	1,482
57	Lojas Renner S.A. (m)	1,704
59	Marisa Lojas S.A. (m)	648
52	Mills Estruturas e Servicos de Engenharia S.A. (m)	706
167	MRV Engenharia e Participacoes S.A. (m)	919
59	Multiplus S.A. (m)	1,424
367	Odontoprev S.A. (m)	1,773
395	OGX Petroleo e Gas Participacoes S.A. (a) (m)	1,100
65	OSX Brasil S.A. (a) (m)	381
74	Raia Drogasil S.A. (m)	827
145	Souza Cruz S.A. (m)	2,057
35	Telefonica Brasil S.A., ADR (m)	820
37	Ultrapar Participacoes S.A., ADR (m)	854
24	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (m)	377
76	WEG S.A. (m)	694

		29,362

	Chile — 2.6%
1,691	CFR Pharmaceuticals S.A. (m)	375
108	E-CL S.A. (m)	244
131	S.A.C.I. Falabella (m)	1,278

		1,897

	Colombia — 2.1%
67	Pacific Rubiales Energy Corp. (m)	1,522

	Mexico — 23.8%
87	Alfa S.A.B. de C.V., Class A (m)	1,388
181	America Movil S.A.B. de C.V., Series L, ADR (m)	4,820
113	Cemex S.A.B. de C.V., ADR (a) (m)	787
1,145	Compartamos S.A.B. de C.V. (m)	1,143
57	Desarrolladora Homex S.A.B. de C.V., ADR (a) (m)	677
188	Fibra Uno Administracion S.A. de C.V. (m)	389
30	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	2,520
19	Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	1,668
223	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	1,199
561	Mexichem S.A.B. de C.V. (m)	2,653

		17,244

	Panama — 1.7%
16	Copa Holdings S.A., Class A (m)	1,263

	Peru — 4.7%
20	Credicorp Ltd. (m)	2,354
34	Intercorp Financial Services, Inc. (m)	1,061

		3,415

	United Kingdom — 1.9%
81	Antofagasta plc (m)	1,347

	United States — 1.3%
23	First Cash Financial Services, Inc. (a) (m)	922

	Total Common Stocks (Cost $57,435)	58,841

Preferred Stocks — 15.3%
	Brazil — 14.5%
106	Alpargatas S.A. (m)	624
21	Banco Bradesco S.A. (m)	322
142	Banco do Estado do Rio Grande do Sul (m)	1,125
67	Cia de Bebidas das Americas, ADR (m)	2,574
179	Gerdau S.A. (m)	1,624
213	Itau Unibanco Holding S.A., ADR (m)	3,359
172	Marcopolo S.A. (m)	848

		10,476

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Chile — 0.8%
10	Sociedad Quimica y Minera de Chile S.A., Class B (m)	610

	Total Preferred Stocks (Cost $10,512)	11,086

	Total Investments — 96.6% (Cost $67,947)	69,927
	Other Assets in Excess of Liabilities — 3.4%	2,428

	NET ASSETS — 100.0%	$72,355

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	15.6%
Beverages	7 .3
Wireless Telecommunication Services	6 .9
Transportation Infrastructure	5 .3
Multiline Retail	5 .2
Oil, Gas & Consumable Fuels	5 .0
Chemicals	4 .7
Metals & Mining	4 .2
Diversified Financial Services	3 .8
Health Care Providers & Services	3 .5
Real Estate Management & Development	3 .3
Machinery	3 .2
Consumer Finance	3 .0
Tobacco	2 .9
Electric Utilities	2 .8
Commercial Services & Supplies	2 .6
Food Products	2 .4
Household Durables	2 .3
Road & Rail	2 .1
Energy Equipment & Services	2 .1
Industrial Conglomerates	2 .0
Airlines	1 .8
Specialty Retail	1 .6
Food & Staples Retailing	1 .2
Diversified Telecommunication Services	1 .2
Construction Materials	1 .1
Trading Companies & Distributors	1 .0
Others (each less than 1.0%)	1 .9

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,347,000 and 1.9% respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,491
Aggregate gross unrealized depreciation	(6,511)

Net unrealized appreciation/depreciation	$1,980

Federal income tax cost of investments	$67,947

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Latin America Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$—	$1,088	$—	$1,088
Bermuda	781	—	—	781
Brazil	23,097	6,265	—	29,362
Chile	1,897	—	—	1,897
Colombia	1,522	—	—	1,522
Mexico	6,772	10,472	—	17,244
Panama	1,263	—	—	1,263
Peru	3,415	—	—	3,415
United Kingdom	—	1,347	—	1,347
United States	922	—	—	922

Total Common Stocks	39,669	19,172	—	58,841

Preferred Stocks
Brazil	4,543	5,933	—	10,476
Chile	610	—	—	610

Total Preferred Stocks	5,153	5,933	—	11,086

Total Investments in Securities	$44,822	$25,105	$—	$69,927

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 98.8% (j)
Common Stocks — 64.5%
	Consumer Discretionary — 9.6%
	Auto Components — 2.1%
1,220	BorgWarner, Inc. (a)	81,862

	Media — 2.3%
6,260	National CineMedia, Inc.	88,516

	Specialty Retail — 3.1%
2,000	Francesca’s Holdings Corp. (a)	62,820
1,540	GNC Holdings, Inc., Class A	59,336

		122,156

	Textiles, Apparel & Luxury Goods — 2.1%
910	Michael Kors Holdings Ltd., (Hong Kong) (a)	37,574
2,010	Vera Bradley, Inc. (a)	45,808

		83,382

	Total Consumer Discretionary	375,916

	Consumer Staples — 1.5%
	Personal Products — 1.5%
1,040	Herbalife Ltd., (Cayman Islands)	57,086

	Energy — 4.4%
	Energy Equipment & Services — 1.1%
860	Cameron International Corp. (a)	43,232

	Oil, Gas & Consumable Fuels — 3.3%
810	Concho Resources, Inc. (a)	69,053
950	Range Resources Corp.	59,470

		128,523

	Total Energy	171,755

	Financials — 1.0%
	Real Estate Management & Development — 1.0%
1,020	Zillow, Inc., Class A (a)	38,413

	Health Care — 19.6%
	Biotechnology — 3.7%
3,880	Aegerion Pharmaceuticals, Inc. (a)	58,898
390	Regeneron Pharmaceuticals, Inc. (a)	52,514
4,530	Synta Pharmaceuticals Corp. (a)	33,296

		144,708

	Health Care Equipment & Supplies — 5.1%
5,670	Syneron Medical Ltd., (Israel) (a)	57,947
2,830	Tornier N.V., (Netherlands) (a)	61,751
24,990	Unilife Corp. (a)	78,968

		198,666

	Health Care Providers & Services — 4.4%
3,720	Acadia Healthcare Co., Inc. (a)	60,041
3,110	Emeritus Corp. (a)	52,714
920	Humana, Inc.	56,672

		169,427

	Life Sciences Tools & Services — 1.4%
4,310	Fluidigm Corp. (a)	56,073

	Pharmaceuticals — 5.0%
1,670	Elan Corp. plc, (Ireland), ADR (a)	19,289
1,880	Sagent Pharmaceuticals, Inc. (a)	36,660
1,320	Valeant Pharmaceuticals International, Inc., (Canada) (a)	62,779
980	Watson Pharmaceuticals, Inc. (a)	76,273

		195,001

	Total Health Care	763,875

	Industrials — 11.2%
	Construction & Engineering — 1.3%
1,030	Fluor Corp.	51,068

	Industrial Conglomerates — 2.0%
1,570	Carlisle Cos., Inc.	79,269

	Machinery — 1.9%
1,358	Pall Corp.	72,531

	Road & Rail — 2.3%
1,600	J.B. Hunt Transport Services, Inc.	88,032

	Trading Companies & Distributors — 3.7%
3,550	Rush Enterprises, Inc., Class A (a)	57,332
430	W.W. Grainger, Inc.	88,077

		145,409

	Total Industrials	436,309

	Information Technology — 13.9%
	Computers & Peripherals — 5.1%
330	Apple, Inc. (a)	201,551

	Internet Software & Services — 1.0%
380	LinkedIn Corp., Class A (a)	39,007

	Semiconductors & Semiconductor Equipment — 2.3%
2,660	Microchip Technology, Inc.	88,790

	Software — 5.5%
1,220	Concur Technologies, Inc. (a)	82,399
1,050	MICROS Systems, Inc. (a)	50,127
900	VMware, Inc., Class A (a)	81,684

		214,210

	Total Information Technology	543,558

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Materials — 3.3%
	Chemicals — 3.3%
950	Sherwin-Williams Co. (The)	127,633

	Total Common Stocks (Cost $2,434,914)	2,514,545

Short-Term Investment — 34.3%
	Investment Company — 34.3%
1,337,549	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $1,337,549)	1,337,549

	Total Investments — 98.8% (Cost $3,772,463)	3,852,094
	Other Assets in Excess of Liabilities — 1.2%	48,340

	NET ASSETS — 100.0%	$3,900,434

Short Positions — 25.4%
Common Stocks — 25.4%
	Consumer Discretionary — 4.4%
	Auto Components — 1.5%
1,500	Johnson Controls, Inc.	36,975
640	Lear Corp.	22,752

		59,727

	Hotels, Restaurants & Leisure — 0.6%
800	Dunkin’ Brands Group, Inc.	24,224

	Internet & Catalog Retail — 0.7%
1,000	Blue Nile, Inc. (a)	25,680

	Multiline Retail — 0.9%
950	Macy’s, Inc.	34,048

	Specialty Retail — 0.7%
650	Signet Jewelers Ltd., (Bermuda)	28,548

	Total Consumer Discretionary	172,227

	Energy — 2.6%
	Energy Equipment & Services — 0.6%
1,840	Weatherford International Ltd., (Switzerland) (a)	22,172

	Oil, Gas & Consumable Fuels — 2.0%
620	Berry Petroleum Co., Class A	23,572
810	Bill Barrett Corp. (a)	17,059
1,530	Comstock Resources, Inc. (a)	24,756
670	Swift Energy Co. (a)	12,522

		77,909

	Total Energy	100,081

	Health Care — 8.6%
	Health Care Equipment & Supplies — 4.4%
2,060	ABIOMED, Inc. (a)	46,453
1,280	Medtronic, Inc.	50,458
1,290	NuVasive, Inc. (a)	26,948
790	Zimmer Holdings, Inc.	46,555

		170,414

	Health Care Providers & Services — 1.0%
1,010	Universal Health Services, Inc., Class B	39,471

	Life Sciences Tools & Services — 1.6%
6,420	Affymetrix, Inc. (a)	26,900
2,140	QIAGEN N.V., (Netherlands) (a)	37,685

		64,585

	Pharmaceuticals — 1.6%
1,010	Hospira, Inc. (a)	35,097
1,320	Vivus, Inc. (a)	27,760

		62,857

	Total Health Care	337,327

	Industrials — 5.4%
	Construction & Engineering — 1.2%
2,890	AECOM Technology Corp. (a)	46,847

	Machinery — 3.5%
1,460	Harsco Corp.	31,025
650	Illinois Tool Works, Inc.	35,321
790	Ingersoll-Rand plc, (Ireland)	33,504
950	Kennametal, Inc.	35,055

		134,905

	Trading Companies & Distributors — 0.7%
630	Fastenal Co.	27,165

	Total Industrials	208,917

	Information Technology — 3.6%
	Communications Equipment — 1.7%
1,110	ADTRAN, Inc.	23,954
1,000	Harris Corp.	41,650

		65,604

	Computers & Peripherals — 0.6%
1,840	Dell, Inc. (a)	21,859

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — 1.3%
340	Cognizant Technology Solutions Corp., Class A (a)	19,302
800	Infosys Ltd., (India), ADR	31,664

		50,966

	Total Information Technology	138,429

	Materials — 0.8%
	Metals & Mining — 0.8%
780	Cliffs Natural Resources, Inc.	31,894

	Total Short Positions (Proceeds $1,092,019)	$988,875

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(8)	E-mini S&P 500	09/21/12	$(549,840)	$(24,673)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,159
Aggregate gross unrealized depreciation	(146,528)

Net unrealized appreciation/depreciation	$79,631

Federal income tax cost of investments	$3,772,463

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,832,805	$19,289	$—	$3,852,094
Total Liabilities (a)	$(957,211)	$(31,664)	$—	$(988,875)
Depreciation in Other Financial Instruments
Futures Contracts	$(24,673)	$—	$—	$(24,673)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated prince. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 103.5% (j)
Common Stocks — 103.5%
	Consumer Discretionary — 15.8%
	Auto Components — 1.5%
1	BorgWarner, Inc. (a)	78
23	Johnson Controls, Inc.	564
2	Lear Corp.	71
3	TRW Automotive Holdings Corp. (a)	105

		818

	Automobiles — 1.2%
31	General Motors Co. (a)	606

	Hotels, Restaurants & Leisure — 0.6%
6	Carnival Corp.	205
4	Royal Caribbean Cruises Ltd.	90

		295

	Household Durables — 1.3%
8	D.R. Horton, Inc.	149
8	Lennar Corp., Class A	236
20	PulteGroup, Inc. (a)	224
4	Ryland Group, Inc. (The)	98

		707

	Internet & Catalog Retail — 1.5%
3	Amazon.com, Inc. (a)	618
3	Expedia, Inc.	195

		813

	Media — 6.3%
35	CBS Corp. (Non-Voting), Class B	1,185
7	Discovery Communications, Inc., Class A (a)	333
5	DISH Network Corp., Class A	156
7	Interpublic Group of Cos., Inc. (The)	72
2	Time Warner Cable, Inc.	189
37	Time Warner, Inc.	1,444

		3,379

	Multiline Retail — 0.3%
3	Target Corp.	160

	Specialty Retail — 1.7%
1	AutoZone, Inc. (a)	398
5	Home Depot, Inc. (The)	257
11	Lowe’s Cos., Inc.	267

		922

	Textiles, Apparel & Luxury Goods — 1.4%
4	Coach, Inc.	189
2	Lululemon Athletica, Inc., (Canada) (a)	116
1	NIKE, Inc., Class B	72
2	V.F. Corp.	366

		743

	Total Consumer Discretionary	8,443

	Consumer Staples — 12.0%
	Beverages — 3.4%
5	Coca-Cola Co. (The)	427
26	Coca-Cola Enterprises, Inc.	760
13	Constellation Brands, Inc., Class A (a)	377
3	Dr. Pepper Snapple Group, Inc.	154
2	PepsiCo, Inc.	109

		1,827

	Food Products — 6.6%
13	Archer-Daniels-Midland Co.	348
27	Campbell Soup Co.	881
29	ConAgra Foods, Inc.	705
21	General Mills, Inc.	793
3	Kellogg Co.	165
16	Kraft Foods, Inc., Class A	653

		3,545

	Household Products — 0.4%
3	Procter & Gamble Co. (The)	196

	Tobacco — 1.6%
9	Philip Morris International, Inc.	847

	Total Consumer Staples	6,415

	Energy — 4.5%
	Energy Equipment & Services — 1.4%
4	Baker Hughes, Inc.	164
2	Cameron International Corp. (a)	118
2	Ensco plc, (United Kingdom), Class A	124
4	Halliburton Co.	142
2	Schlumberger Ltd.	177

		725

	Oil, Gas & Consumable Fuels — 3.1%
2	Anadarko Petroleum Corp.	130
3	EOG Resources, Inc.	266
5	Kinder Morgan, Inc.	170
6	Occidental Petroleum Corp.	558
4	Peabody Energy Corp.	80
3	Pioneer Natural Resources Co.	222
9	Valero Energy Corp.	255

		1,681

	Total Energy	2,406

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Financials — 20.0%
	Capital Markets — 2.1%
3	Ameriprise Financial, Inc.	141
3	Goldman Sachs Group, Inc. (The)	279
12	Invesco Ltd.	267
8	Morgan Stanley	105
6	State Street Corp.	232
7	TD Ameritrade Holding Corp.	111

		1,135

	Commercial Banks — 1.6%
2	Comerica, Inc.	50
5	First Horizon National Corp.	42
8	Regions Financial Corp.	56
8	SunTrust Banks, Inc.	195
14	Wells Fargo & Co.	457
3	Zions Bancorp	58

		858

	Consumer Finance — 0.7%
4	Capital One Financial Corp.	224
4	Discover Financial Services	126

		350

	Diversified Financial Services — 1.2%
22	Bank of America Corp.	164
7	Citigroup, Inc.	181
1	CME Group, Inc.	44
2	IntercontinentalExchange, Inc. (a)	273

		662

	Insurance — 6.4%
16	ACE Ltd., (Switzerland)	1,209
13	Axis Capital Holdings Ltd., (Bermuda)	422
4	Everest Re Group Ltd., (Bermuda)	414
8	First American Financial Corp.	150
4	Hartford Financial Services Group, Inc.	63
21	MetLife, Inc.	650
6	Prudential Financial, Inc.	300
9	XL Group plc, (Ireland)	185

		3,393

	Real Estate Investment Trusts (REITs) — 8.0%
2	American Campus Communities, Inc.	114
4	Apartment Investment & Management Co., Class A	109
7	Associated Estates Realty Corp.	99
3	AvalonBay Communities, Inc.	375
5	CubeSmart	58
26	DDR Corp.	392
1	Essex Property Trust, Inc.	134
10	General Growth Properties, Inc.	188
15	Host Hotels & Resorts, Inc.	218
7	Liberty Property Trust	269
9	Macerich Co. (The)	502
5	Pebblebrook Hotel Trust	104
8	Post Properties, Inc.	434
10	Prologis, Inc.	330
2	Public Storage	252
4	Senior Housing Properties Trust	96
2	Simon Property Group, Inc.	255
1	SL Green Realty Corp.	106
12	Sunstone Hotel Investors, Inc. (a)	120
2	Ventas, Inc.	117

		4,272

	Total Financials	10,670

	Health Care — 10.6%
	Biotechnology — 3.0%
5	Biogen Idec, Inc. (a)	677
9	Celgene Corp. (a)	648
5	Dendreon Corp. (a)	22
5	Vertex Pharmaceuticals, Inc. (a)	232

		1,579

	Health Care Equipment & Supplies — 2.5%
3	Baxter International, Inc.	172
10	CareFusion Corp. (a)	254
14	Covidien plc, (Ireland)	764
3	Stryker Corp.	163

		1,353

	Health Care Providers & Services — 1.3%
4	Humana, Inc.	276
8	UnitedHealth Group, Inc.	390

		666

	Pharmaceuticals — 3.8%
3	Allergan, Inc.	262
35	Merck & Co., Inc.	1,534
11	Mylan, Inc. (a)	244

		2,040

	Total Health Care	5,638

	Industrials — 13.1%
	Aerospace & Defense — 1.7%
12	United Technologies Corp.	877

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Building Products — 0.5%
24		Masco Corp.	290

		Construction & Engineering — 1.0%
11		Fluor Corp.	553

		Electrical Equipment — 1.5%
17		Emerson Electric Co.	799

		Industrial Conglomerates — 1.8%
17		Tyco International Ltd., (Switzerland)	935

		Machinery — 2.2%
23		PACCAR, Inc.	912
4		SPX Corp.	249

			1,161

		Road & Rail — 4.0%
44		CSX Corp.	1,015
7		Norfolk Southern Corp.	491
5		Union Pacific Corp.	632

			2,138

		Trading Companies & Distributors — 0.4%
1		W.W. Grainger, Inc.	229

		Total Industrials	6,982

		Information Technology — 14.3%
		Communications Equipment — 1.2%
18		Cisco Systems, Inc.	290
7		Juniper Networks, Inc. (a)	125
4		QUALCOMM, Inc.	229

			644

		Computers & Peripherals — 1.3%
1		Apple, Inc. (a)	693

		Electronic Equipment, Instruments & Components — 0.2%
3		TE Connectivity Ltd., (Switzerland)	109

		Internet Software & Services — 1.1%
4		eBay, Inc. (a)	171
1		Facebook, Inc., Class A (a)	19
—	(h)	Google, Inc., Class A (a)	285
1		LinkedIn Corp., Class A (a)	83

			558

		IT Services — 1.5%
5		Cognizant Technology Solutions Corp., Class A (a)	270
4		Fidelity National Information Services, Inc.	137
5		Genpact Ltd., (Bermuda) (a)	91
1		MasterCard, Inc., Class A	236
2		VeriFone Systems, Inc. (a)	79

			813

		Semiconductors & Semiconductor Equipment — 6.5%
27		Altera Corp.	947
2		Avago Technologies Ltd., (Singapore)	71
11		Broadcom Corp., Class A (a)	381
15		Freescale Semiconductor Ltd. (a)	159
22		Lam Research Corp. (a)	763
10		LSI Corp. (a)	72
14		Marvell Technology Group Ltd., (Bermuda)	160
19		Maxim Integrated Products, Inc.	509
13		ON Semiconductor Corp. (a)	93
9		Texas Instruments, Inc.	232
3		Xilinx, Inc.	92

			3,479

		Software — 2.5%
7		Adobe Systems, Inc. (a) (m)	212
2		Citrix Systems, Inc. (a)	174
14		Microsoft Corp.	404
14		Oracle Corp.	437
26		Zynga, Inc., Class A (a)	77

			1,304

		Total Information Technology	7,600

		Materials — 5.7%
		Chemicals — 4.1%
9		Air Products & Chemicals, Inc. (m)	751
22		E.I. du Pont de Nemours & Co.	1,109
10		Georgia Gulf Corp.	332

			2,192

		Containers & Packaging — 0.1%
1		Rock-Tenn Co., Class A	46

		Metals & Mining — 1.5%
47		Alcoa, Inc.	400
10		Freeport-McMoRan Copper & Gold, Inc.	344
1		Walter Energy, Inc.	46

			790

		Total Materials	3,028

		Telecommunication Services — 1.4%
		Wireless Telecommunication Services — 1.4%
8		SBA Communications Corp., Class A (a)	473

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Research Equity Long/Short Fund

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Wireless Telecommunication Services — Continued
63		Sprint Nextel Corp. (a)	274

		Total Telecommunication Services	747

		Utilities — 6.1%
		Electric Utilities — 2.9%
8		FirstEnergy Corp.	378
7		NextEra Energy, Inc.	467
39		NV Energy, Inc.	717

			1,562

		Gas Utilities — 0.3%
4		AGL Resources, Inc. (m)	157

		Independent Power Producers & Energy Traders — 0.2%
5		Calpine Corp. (a)	81

		Multi-Utilities — 2.7%
16		PG&E Corp.	746
10		Sempra Energy	677

			1,423

		Total Utilities	3,223

		Total Common Stocks (Cost $50,325)	55,152

Short-Term Investment — 0.0% (g)
		Investment Company — 0.0% (g)
15		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $15)	15

		Total Investments — 103.5% (Cost $50,340)	55,167
		Liabilities in Excess of Other Assets — (3.5)%	(1,836)

		NET ASSETS — 100.0%	$53,331

Short Positions — 74.5%
Common Stocks — 74.5%
		Consumer Discretionary — 6.8%
		Auto Components — 0.3%
2		Autoliv, Inc., (Sweden)	103
2		Gentex Corp.	38

			141

		Automobiles — 0.6%
37		Ford Motor Co.	342

		Hotels, Restaurants & Leisure — 0.5%
2		Choice Hotels International, Inc.	81
6		Hyatt Hotels Corp., Class A (a)	200

			281

		Household Durables — 0.2%
3		Harman International Industries, Inc.	107

		Media — 4.8%
13		Gannett Co., Inc.	187
8		New York Times Co. (The), Class A (a)	62
22		News Corp., Class B	510
15		Omnicom Group, Inc.	730
12		Scripps Networks Interactive, Inc., Class A	654
1		Washington Post Co. (The), Class B	399

			2,542

		Multiline Retail — 0.1%
2		J.C. Penney Co., Inc.	54

		Specialty Retail — 0.3%
5		CarMax, Inc. (a)	125
—	(h)	O’Reilly Automotive, Inc. (a)	26

			151

		Total Consumer Discretionary	3,618

		Consumer Staples — 7.3%
		Beverages — 0.7%
4		Brown-Forman Corp., Class B	369

		Food Products — 3.3%
6		H.J. Heinz Co.	335
17		Hershey Co. (The)	1,194
3		Mead Johnson Nutrition Co.	244

			1,773

		Household Products — 1.4%
10		Church & Dwight Co., Inc.	597
2		Kimberly-Clark Corp.	161

			758

		Personal Products — 0.3%
3		Estee Lauder Cos., Inc. (The), Class A	163

		Tobacco — 1.6%
23		Altria Group, Inc.	815

		Total Consumer Staples	3,878

		Energy — 3.2%
		Energy Equipment & Services — 0.6%
2		Diamond Offshore Drilling, Inc.	143
4		Tenaris S.A., (Luxembourg), ADR	164

			307

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Oil, Gas & Consumable Fuels — 2.6%
3	CONSOL Energy, Inc.	98
9	Encana Corp., (Canada)	200
6	Exxon Mobil Corp.	556
3	Newfield Exploration Co. (a)	90
3	Spectra Energy Corp.	88
8	TransCanada Corp., (Canada)	360

		1,392

	Total Energy	1,699

	Financials — 17.8%
	Capital Markets — 0.8%
5	Federated Investors, Inc., Class B	91
3	Franklin Resources, Inc.	324

		415

	Commercial Banks — 1.8%
5	Bank of Hawaii Corp.	254
3	Commerce Bancshares, Inc.	125
7	UMB Financial Corp.	335
25	Valley National Bancorp	236

		950

	Insurance — 7.0%
4	Allstate Corp. (The)	132
6	American International Group, Inc. (a)	184
12	Aon plc, (United Kingdom)	571
6	Arch Capital Group Ltd., (Bermuda) (a)	226
2	Assurant, Inc.	67
7	Chubb Corp. (The)	530
4	Fidelity National Financial, Inc., Class A	80
6	Lincoln National Corp.	114
6	Principal Financial Group, Inc.	163
8	Progressive Corp. (The)	157
4	RenaissanceRe Holdings Ltd., (Bermuda)	278
7	Torchmark Corp.	333
4	Travelers Cos., Inc. (The)	281
17	W.R. Berkley Corp.	635

		3,751

	Real Estate Investment Trusts (REITs) — 8.2%
46	DCT Industrial Trust, Inc.	287
8	Douglas Emmett, Inc.	194
8	EastGroup Properties, Inc.	423
23	Equity One, Inc.	488
2	Extra Space Storage, Inc.	71
6	Federal Realty Investment Trust	641
7	Health Care REIT, Inc.	414
3	Mid-America Apartment Communities, Inc.	194
10	Realty Income Corp.	414
28	Strategic Hotels & Resorts, Inc. (a)	171
6	Taubman Centers, Inc.	446
6	Washington Real Estate Investment Trust	148
18	Weingarten Realty Investors	476

		4,367

	Total Financials	9,483

	Health Care — 6.3%
	Biotechnology — 0.9%
4	Amgen, Inc.	291
11	Isis Pharmaceuticals, Inc. (a)	138
2	United Therapeutics Corp. (a)	82

		511

	Health Care Equipment & Supplies — 2.1%
1	Edwards Lifesciences Corp. (a)	130
8	Medtronic, Inc.	331
5	Varian Medical Systems, Inc. (a)	282
6	Zimmer Holdings, Inc.	365

		1,108

	Health Care Providers & Services — 0.6%
7	Coventry Health Care, Inc.	229
16	Tenet Healthcare Corp. (a)	72

		301

	Life Sciences Tools & Services — 0.2%
3	Agilent Technologies, Inc.	129

	Pharmaceuticals — 2.5%
18	Eli Lilly & Co.	783
6	Forest Laboratories, Inc. (a)	206
7	Hospira, Inc. (a)	245
5	Warner Chilcott plc, (Ireland), Class A (a)	90

		1,324

	Total Health Care	3,373

	Industrials — 13.7%
	Aerospace & Defense — 3.8%
8	Boeing Co. (The)	585
11	Lockheed Martin Corp.	1,003
6	Raytheon Co.	308
6	Textron, Inc.	163

		2,059

	Air Freight & Logistics — 1.7%
7	FedEx Corp.	614

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Air Freight & Logistics — Continued
4		United Parcel Service, Inc., Class B	273

			887

		Electrical Equipment — 0.9%
7		Rockwell Automation, Inc.	485

		Industrial Conglomerates — 1.3%
5		Danaher Corp.	239
21		General Electric Co.	439

			678

		Machinery — 3.8%
4		Caterpillar, Inc.	316
10		Dover Corp.	546
4		Eaton Corp.	176
11		Illinois Tool Works, Inc.	574
5		Parker Hannifin Corp.	400

			2,012

		Professional Services — 0.3%
2		Dun & Bradstreet Corp. (The)	147

		Road & Rail — 1.5%
20		Heartland Express, Inc.	283
17		Knight Transportation, Inc.	253
12		Werner Enterprises, Inc.	275

			811

		Trading Companies & Distributors — 0.4%
6		Fastenal Co.	241

		Total Industrials	7,320

		Information Technology — 9.3%
		Communications Equipment — 0.3%
4		JDS Uniphase Corp. (a)	37
2		Motorola Solutions, Inc.	117

			154

		Computers & Peripherals — 0.1%
3		Hewlett-Packard Co.	62

		Internet Software & Services — 0.3%
6		AOL, Inc. (a)	179

		IT Services — 1.4%
3		Automatic Data Processing, Inc.	184
2		Global Payments, Inc.	102
6		Paychex, Inc.	201
9		SAIC, Inc.	106
6		Total System Services, Inc.	147

			740

		Semiconductors & Semiconductor Equipment — 6.7%
17		Advanced Micro Devices, Inc. (a)	68
15		Cypress Semiconductor Corp. (a)	161
37		Intel Corp.	939
11		KLA-Tencor Corp.	541
5		Linear Technology Corp.	145
26		Microchip Technology, Inc.	884
16		NVIDIA Corp. (a)	217
43		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	602

			3,557

		Software — 0.5%
20		Electronic Arts, Inc. (a)	219
—	(h)	Salesforce.com, Inc. (a)	47

			266

		Total Information Technology	4,958

		Materials — 6.2%
		Chemicals — 3.2%
3		Cabot Corp.	132
13		Dow Chemical Co. (The)	378
10		OM Group, Inc. (a)	151
8		Praxair, Inc.	851
4		Valspar Corp.	224

			1,736

		Construction Materials — 0.2%
3		Vulcan Materials Co.	108

		Metals & Mining — 2.8%
4		AK Steel Holding Corp.	24
13		Cliffs Natural Resources, Inc.	518
15		Nucor Corp.	591
5		United States Steel Corp.	112
13		Vale S.A., (Brazil), ADR	237

			1,482

		Total Materials	3,326

		Utilities — 3.9%
		Electric Utilities — 1.5%
3		Edison International	135
5		Entergy Corp.	347
1		Exelon Corp.	31
5		Southern Co. (The)	263

			776

		Gas Utilities — 0.3%
3		National Fuel Gas Co.	148

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Multi-Utilities — 2.1%
11	Consolidated Edison, Inc.	703
11	Wisconsin Energy Corp.	441

		1,144

	Total Utilities	2,068

	Total Short Positions (Proceeds $38,302)	$39,723

Percentages indicated are based on net assets.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,708
Aggregate gross unrealized depreciation	(1,881)

Net unrealized appreciation/depreciation	$4,827

Federal income tax cost of investments	$50,340

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$55,167	$—	$—	$55,167
Total Liabilities (b)	$(38,720)	$(1,003)	$—	$(39,723)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 98.4% (j)
Common Stocks — 92.2%
	Consumer Discretionary — 13.4%
	Auto Components — 1.3%
12	BorgWarner, Inc. (a)	819
299	Johnson Controls, Inc.	7,371
21	Lear Corp.	743
30	TRW Automotive Holdings Corp. (a)	1,195

		10,128

	Automobiles — 0.9%
335	General Motors Co. (a)	6,605

	Hotels, Restaurants & Leisure — 0.4%
71	Carnival Corp.	2,346
42	Royal Caribbean Cruises Ltd.	1,039

		3,385

	Household Durables — 1.0%
171	D.R. Horton, Inc.	3,013
61	Lennar Corp., Class A	1,793
201	PulteGroup, Inc. (a)	2,275
37	Ryland Group, Inc. (The)	881

		7,962

	Internet & Catalog Retail — 1.1%
27	Amazon.com, Inc. (a)	6,357
40	Expedia, Inc.	2,291

		8,648

	Media — 6.2%
565	CBS Corp. (Non-Voting), Class B	18,898
37	Comcast Corp., Class A	1,218
33	Discovery Communications, Inc., Class A (a)	1,671
57	DISH Network Corp., Class A	1,753
106	Interpublic Group of Cos., Inc. (The)	1,045
19	Time Warner Cable, Inc.	1,588
575	Time Warner, Inc.	22,475

		48,648

	Multiline Retail — 0.2%
31	Target Corp.	1,892

	Specialty Retail — 1.4%
14	AutoZone, Inc. (a)	5,066
64	Home Depot, Inc. (The)	3,313
92	Lowe’s Cos., Inc.	2,321

		10,700

	Textiles, Apparel & Luxury Goods — 0.9%
40	Coach, Inc.	1,988
25	Lululemon Athletica, Inc., (Canada) (a)	1,390
11	NIKE, Inc., Class B	980
16	V.F. Corp.	2,314

		6,672

	Total Consumer Discretionary	104,640

	Consumer Staples — 8.2%
	Beverages — 2.2%
45	Coca-Cola Co. (The)	3,596
215	Coca-Cola Enterprises, Inc.	6,304
140	Constellation Brands, Inc., Class A (a)	3,946
53	Dr. Pepper Snapple Group, Inc.	2,393
20	PepsiCo, Inc.	1,454

		17,693

	Food Products — 5.0%
229	Archer-Daniels-Midland Co.	5,962
336	Campbell Soup Co.	11,108
295	ConAgra Foods, Inc.	7,281
102	General Mills, Inc.	3,959
34	Kellogg Co.	1,603
225	Kraft Foods, Inc., Class A	8,923

		38,836

	Household Products — 0.2%
21	Procter & Gamble Co. (The)	1,342

	Tobacco — 0.8%
72	Philip Morris International, Inc.	6,584

	Total Consumer Staples	64,455

	Energy — 4.5%
	Energy Equipment & Services — 1.3%
35	Baker Hughes, Inc.	1,612
34	Cameron International Corp. (a)	1,729
19	Ensco plc, (United Kingdom), Class A	1,027
99	Halliburton Co.	3,283
39	Schlumberger Ltd.	2,751

		10,402

	Oil, Gas & Consumable Fuels — 3.2%
23	Anadarko Petroleum Corp.	1,625
24	Chevron Corp.	2,674
32	EOG Resources, Inc.	3,107
73	Kinder Morgan, Inc.	2,621
98	Occidental Petroleum Corp.	8,540
30	Peabody Energy Corp.	616
30	Pioneer Natural Resources Co.	2,641

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Oil, Gas & Consumable Fuels — Continued
111	Valero Energy Corp.	3,055

		24,879

	Total Energy	35,281

	Financials — 20.1%
	Capital Markets — 2.0%
34	Ameriprise Financial, Inc.	1,753
34	Goldman Sachs Group, Inc. (The)	3,436
178	Invesco Ltd.	3,928
101	Morgan Stanley	1,375
92	State Street Corp.	3,699
91	TD Ameritrade Holding Corp.	1,452

		15,643

	Commercial Banks — 2.1%
15	Comerica, Inc.	450
51	First Horizon National Corp.	422
71	Regions Financial Corp.	494
119	SunTrust Banks, Inc.	2,810
40	SVB Financial Group (a)	2,306
263	Wells Fargo & Co.	8,899
53	Zions Bancorp	963

		16,344

	Consumer Finance — 0.4%
55	Capital One Financial Corp.	3,085

	Diversified Financial Services — 1.1%
234	Bank of America Corp.	1,716
95	Citigroup, Inc.	2,568
4	CME Group, Inc.	182
33	IntercontinentalExchange, Inc. (a)	4,291

		8,757

	Insurance — 6.0%
209	ACE Ltd., (Switzerland)	15,336
194	Axis Capital Holdings Ltd., (Bermuda)	6,381
66	Everest Re Group Ltd., (Bermuda)	6,702
78	First American Financial Corp.	1,433
82	Hartford Financial Services Group, Inc.	1,354
297	MetLife, Inc.	9,151
87	Prudential Financial, Inc.	4,190
93	XL Group plc, (Ireland)	1,914

		46,461

	Real Estate Investment Trusts (REITs) — 8.5%
52	Alexandria Real Estate Equities, Inc.	3,827
34	American Campus Communities, Inc.	1,616
37	Apartment Investment & Management Co., Class A	1,007
53	Associated Estates Realty Corp.	784
29	AvalonBay Communities, Inc.	4,251
111	CubeSmart	1,326
453	DDR Corp.	6,807
7	Essex Property Trust, Inc.	1,164
149	General Growth Properties, Inc.	2,700
192	Glimcher Realty Trust	1,927
222	Host Hotels & Resorts, Inc.	3,252
115	Liberty Property Trust	4,184
102	Macerich Co. (The)	5,958
45	Pebblebrook Hotel Trust	1,028
116	Post Properties, Inc.	5,981
116	Prologis, Inc.	3,754
19	Public Storage	2,830
148	Senior Housing Properties Trust	3,369
31	Simon Property Group, Inc.	5,050
15	SL Green Realty Corp.	1,213
70	Ventas, Inc.	4,687

		66,715

	Total Financials	157,005

	Health Care — 8.8%
	Biotechnology — 2.7%
61	Biogen Idec, Inc. (a)	8,925
137	Celgene Corp. (a)	9,374
63	Dendreon Corp. (a)	299
60	Vertex Pharmaceuticals, Inc. (a)	2,896

		21,494

	Health Care Equipment & Supplies — 2.5%
36	Baxter International, Inc.	2,106
159	CareFusion Corp. (a)	3,881
204	Covidien plc, (Ireland)	11,425
38	Stryker Corp.	1,988

		19,400

	Health Care Providers & Services — 0.8%
30	Humana, Inc.	1,866
80	UnitedHealth Group, Inc.	4,103

		5,969

	Pharmaceuticals — 2.8%
33	Allergan, Inc.	2,676
321	Merck & Co., Inc.	14,167
149	Mylan, Inc. (a)	3,431

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Pharmaceuticals — Continued
39	Teva Pharmaceutical Industries Ltd., (Israel), ADR	1,599

		21,873

	Total Health Care	68,736

	Industrials — 12.7%
	Aerospace & Defense — 2.2%
231	United Technologies Corp.	17,207

	Building Products — 0.4%
242	Masco Corp.	2,907

	Construction & Engineering — 1.1%
179	Fluor Corp.	8,895

	Electrical Equipment — 1.3%
204	Emerson Electric Co.	9,726

	Industrial Conglomerates — 1.8%
255	Tyco International Ltd., (Switzerland)	13,999

	Machinery — 2.2%
343	PACCAR, Inc.	13,737
53	SPX Corp.	3,212

		16,949

	Road & Rail — 3.4%
653	CSX Corp.	14,986
85	Norfolk Southern Corp.	6,316
45	Union Pacific Corp.	5,493

		26,795

	Trading Companies & Distributors — 0.3%
13	W.W. Grainger, Inc.	2,663

	Total Industrials	99,141

	Information Technology — 11.2%
	Communications Equipment — 1.2%
343	Cisco Systems, Inc.	5,465
99	Juniper Networks, Inc. (a)	1,740
43	QUALCOMM, Inc.	2,566

		9,771

	Computers & Peripherals — 1.2%
15	Apple, Inc. (a)	9,161

	Electronic Equipment, Instruments & Components — 0.2%
50	TE Connectivity Ltd., (Switzerland)	1,654

	Internet Software & Services — 0.9%
51	eBay, Inc. (a)	2,237
10	Facebook, Inc., Class A (a)	222
5	Google, Inc., Class A (a)	3,038
13	LinkedIn Corp., Class A (a)	1,293

		6,790

	IT Services — 0.8%
66	Cognizant Technology Solutions Corp., Class A (a)	3,719
32	Fidelity National Information Services, Inc.	1,006
89	Genpact Ltd., (Bermuda) (a)	1,557

		6,282

	Semiconductors & Semiconductor Equipment — 5.2%
303	Altera Corp.	10,731
24	Avago Technologies Ltd., (Singapore)	903
158	Broadcom Corp., Class A (a)	5,336
197	Freescale Semiconductor Ltd. (a)	2,105
309	Lam Research Corp. (a)	10,622
94	LSI Corp. (a)	649
199	Marvell Technology Group Ltd., (Bermuda)	2,239
182	Maxim Integrated Products, Inc.	4,961
118	ON Semiconductor Corp. (a)	815
41	Texas Instruments, Inc.	1,128
38	Xilinx, Inc.	1,226

		40,715

	Software — 1.7%
79	Adobe Systems, Inc. (a)	2,436
30	Citrix Systems, Inc. (a)	2,210
97	Microsoft Corp.	2,853
151	Oracle Corp.	4,569
305	Zynga, Inc., Class A (a)	899

		12,967

	Total Information Technology	87,340

	Materials — 6.7%
	Chemicals — 4.8%
226	Air Products & Chemicals, Inc.	18,177
304	E.I. du Pont de Nemours & Co.	15,108
127	Georgia Gulf Corp.	4,168

		37,453

	Containers & Packaging — 0.5%
85	Crown Holdings, Inc. (a)	3,059
12	Rock-Tenn Co., Class A	675
25	Sealed Air Corp.	407

		4,141

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Metals & Mining — 1.4%
839	Alcoa, Inc.	7,110
95	Freeport-McMoRan Copper & Gold, Inc.	3,195
14	Walter Energy, Inc.	466

		10,771

	Total Materials	52,365

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 0.6%
101	Verizon Communications, Inc.	4,581

	Wireless Telecommunication Services — 0.8%
55	SBA Communications Corp., Class A (a)	3,260
752	Sprint Nextel Corp. (a)	3,280

		6,540

	Total Telecommunication Services	11,121

	Utilities — 5.2%
	Electric Utilities — 2.5%
100	FirstEnergy Corp.	5,012
73	NextEra Energy, Inc.	5,169
525	NV Energy, Inc.	9,599

		19,780

	Gas Utilities — 0.1%
28	AGL Resources, Inc.	1,130

	Independent Power Producers & Energy Traders — 0.2%
76	Calpine Corp. (a)	1,292

	Multi-Utilities — 2.4%
243	PG&E Corp.	11,208
110	Sempra Energy	7,766

		18,974

	Total Utilities	41,176

	Total Common Stocks (Cost $630,005)	721,260

Short-Term Investments — 6.2%
	Investment Company — 6.2%
48,196	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m)	48,196

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	U.S. Treasury Obligation — 0.0% (g)
455	U.S. Treasury Bill, 0.176%, 05/30/13 (k) (n)	454

	Total Short-Term Investments (Cost $48,650)	48,650

	Total Investments — 98.4% (Cost $678,655)	769,910
	Other Assets in Excess of Liabilities — 1.6%	12,358

	NET ASSETS — 100.0%	$782,268

SHARES
Short Positions — 91.4%
Common Stocks — 91.4%
	Consumer Discretionary — 10.9%
	Auto Components — 0.2%
21	Autoliv, Inc., (Sweden)	1,176
27	Gentex Corp.	434

		1,610

	Automobiles — 0.7%
586	Ford Motor Co.	5,410

	Hotels, Restaurants & Leisure — 2.4%
222	Choice Hotels International, Inc.	8,910
137	Hyatt Hotels Corp., Class A (a)	4,878
51	McDonald’s Corp.	4,548

		18,336

	Household Durables — 0.5%
42	Harman International Industries, Inc.	1,703
79	Toll Brothers, Inc. (a)	2,307

		4,010

	Leisure Equipment & Products — 0.5%
116	Mattel, Inc.	4,062

	Media — 6.2%
205	Gannett Co., Inc.	2,888
71	New York Times Co. (The), Class A (a)	548
288	News Corp., Class B	6,681
222	Omnicom Group, Inc.	11,122
159	Scripps Networks Interactive, Inc., Class A	8,557
59	Viacom, Inc., Class B	2,756
159	Walt Disney Co. (The)	7,799
24	Washington Post Co. (The), Class B	8,273

		48,624

	Multiline Retail — 0.1%
21	J.C. Penney Co., Inc.	475

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Specialty Retail — 0.3%
11	Bed Bath & Beyond, Inc. (a)	689
57	CarMax, Inc. (a)	1,592
5	O’Reilly Automotive, Inc. (a)	403

		2,684

	Total Consumer Discretionary	85,211

	Consumer Staples — 8.9%
	Beverages — 0.4%
37	Brown-Forman Corp., Class B	3,452

	Food & Staples Retailing — 1.7%
43	CVS Caremark Corp.	1,923
151	Wal-Mart Stores, Inc.	11,232

		13,155

	Food Products — 3.1%
81	H.J. Heinz Co.	4,456
226	Hershey Co. (The)	16,238
44	Mead Johnson Nutrition Co.	3,203

		23,897

	Household Products — 1.2%
115	Church & Dwight Co., Inc.	6,642
32	Kimberly-Clark Corp.	2,781

		9,423

	Personal Products — 0.3%
47	Estee Lauder Cos., Inc. (The), Class A	2,445

	Tobacco — 2.2%
402	Altria Group, Inc.	14,456
19	Lorillard, Inc.	2,483

		16,939

	Total Consumer Staples	69,311

	Energy — 4.5%
	Energy Equipment & Services — 0.8%
62	Diamond Offshore Drilling, Inc.	4,043
69	Tenaris S.A., (Luxembourg), ADR	2,624

		6,667

	Oil, Gas & Consumable Fuels — 3.7%
39	CONSOL Energy, Inc.	1,130
140	Encana Corp., (Canada)	3,104
195	Exxon Mobil Corp.	16,962
38	Newfield Exploration Co. (a)	1,157
46	Spectra Energy Corp.	1,396
92	Tesoro Corp. (a)	2,544
57	TransCanada Corp., (Canada)	2,582

		28,875

	Total Energy	35,542

	Financials — 20.1%
	Capital Markets — 1.9%
59	Bank of New York Mellon Corp. (The)	1,245
65	Federated Investors, Inc., Class B	1,304
40	Franklin Resources, Inc.	4,632
59	Northern Trust Corp.	2,674
85	T. Rowe Price Group, Inc.	5,158

		15,013

	Commercial Banks — 3.5%
110	Bank of Hawaii Corp.	5,152
54	BB&T Corp.	1,703
66	Commerce Bancshares, Inc.	2,581
96	Cullen/Frost Bankers, Inc.	5,321
59	U.S. Bancorp	1,973
111	UMB Financial Corp.	5,327
522	Valley National Bancorp	4,858

		26,915

	Insurance — 6.2%
63	Allstate Corp. (The)	2,151
89	American International Group, Inc. (a)	2,773
129	Aon plc, (United Kingdom)	6,327
57	Arch Capital Group Ltd., (Bermuda) (a)	2,219
28	Assurant, Inc.	998
112	Chubb Corp. (The)	8,134
41	Fidelity National Financial, Inc., Class A	754
68	Lincoln National Corp.	1,369
120	Principal Financial Group, Inc.	3,061
156	Progressive Corp. (The)	3,083
29	RenaissanceRe Holdings Ltd., (Bermuda)	2,116
143	Torchmark Corp.	7,104
75	Travelers Cos., Inc. (The)	4,724
107	W.R. Berkley Corp.	3,909

		48,722

	Real Estate Investment Trusts (REITs) — 8.5%
322	DCT Industrial Trust, Inc.	2,014
76	Douglas Emmett, Inc.	1,796
74	EastGroup Properties, Inc.	3,936
416	Equity One, Inc.	9,030
61	Extra Space Storage, Inc.	1,992
122	Federal Realty Investment Trust	13,256
133	Health Care REIT, Inc.	8,252
30	Mid-America Apartment Communities, Inc.	2,091
120	Realty Income Corp.	4,948
222	Strategic Hotels & Resorts, Inc. (a)	1,342

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Real Estate Investment Trusts (REITs) — Continued
118	Taubman Centers, Inc.	9,163
65	Washington Real Estate Investment Trust	1,725
257	Weingarten Realty Investors	6,919

		66,464

	Total Financials	157,114

	Health Care — 8.3%
	Biotechnology — 1.0%
59	Amgen, Inc.	4,898
166	Isis Pharmaceuticals, Inc. (a)	2,013
18	United Therapeutics Corp. (a)	964

		7,875

	Health Care Equipment & Supplies — 2.3%
18	Edwards Lifesciences Corp. (a)	1,811
113	Medtronic, Inc.	4,443
74	Varian Medical Systems, Inc. (a)	4,050
133	Zimmer Holdings, Inc.	7,844

		18,148

	Health Care Providers & Services — 0.5%
78	Coventry Health Care, Inc.	2,596
218	Tenet Healthcare Corp. (a)	1,007

		3,603

	Life Sciences Tools & Services — 0.2%
42	Agilent Technologies, Inc.	1,593

	Pharmaceuticals — 4.3%
128	Bristol-Myers Squibb Co.	4,543
336	Eli Lilly & Co.	14,782
61	Forest Laboratories, Inc. (a)	2,053
98	Hospira, Inc. (a)	3,388
120	Johnson & Johnson	8,282
62	Warner Chilcott plc, (Ireland), Class A (a)	1,051

		34,099

	Total Health Care	65,318

	Industrials — 12.9%
	Aerospace & Defense — 4.0%
141	Boeing Co. (The)	10,399
139	Lockheed Martin Corp.	12,382
107	Raytheon Co.	5,950
92	Textron, Inc.	2,386

		31,117

	Air Freight & Logistics — 1.0%
53	FedEx Corp.	4,741
39	United Parcel Service, Inc., Class B	2,919

		7,660

	Electrical Equipment — 0.8%
95	Rockwell Automation, Inc.	6,399

	Industrial Conglomerates — 1.5%
66	Danaher Corp.	3,475
395	General Electric Co.	8,194

		11,669

	Machinery — 3.3%
46	Caterpillar, Inc.	3,907
139	Dover Corp.	7,544
48	Eaton Corp.	2,096
143	Illinois Tool Works, Inc.	7,756
58	Parker Hannifin Corp.	4,643

		25,946

	Professional Services — 0.2%
21	Dun & Bradstreet Corp. (The)	1,716

	Road & Rail — 1.7%
394	Heartland Express, Inc.	5,476
235	Knight Transportation, Inc.	3,603
189	Werner Enterprises, Inc.	4,354

		13,433

	Trading Companies & Distributors — 0.4%
75	Fastenal Co.	3,217

	Total Industrials	101,157

	Information Technology — 11.5%
	Communications Equipment — 0.3%
60	JDS Uniphase Corp. (a)	586
32	Motorola Solutions, Inc.	1,553

		2,139

	Computers & Peripherals — 0.6%
290	Dell, Inc. (a)	3,450
81	Hewlett-Packard Co.	1,485

		4,935

	Internet Software & Services — 0.4%
84	AOL, Inc. (a)	2,676

	IT Services — 3.1%
25	Automatic Data Processing, Inc.	1,419
35	Global Payments, Inc.	1,499
92	International Business Machines Corp.	17,971
43	Paychex, Inc.	1,399
113	SAIC, Inc.	1,313
38	Total System Services, Inc.	894

		24,495

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Office Electronics — 0.3%
278	Xerox Corp.	1,928

	Semiconductors & Semiconductor Equipment — 6.0%
242	Advanced Micro Devices, Inc. (a)	981
165	Cypress Semiconductor Corp. (a)	1,759
513	Intel Corp.	13,179
145	KLA-Tencor Corp.	7,362
103	Linear Technology Corp.	3,323
249	Microchip Technology, Inc.	8,295
206	NVIDIA Corp. (a)	2,785
674	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	9,409

		47,093

	Software — 0.8%
395	Electronic Arts, Inc. (a)	4,350
24	Intuit, Inc.	1,398
6	Salesforce.com, Inc. (a)	697

		6,445

	Total Information Technology	89,711

	Materials — 7.3%
	Chemicals — 4.1%
52	Cabot Corp.	2,044
169	Dow Chemical Co. (The)	4,875
45	Ecolab, Inc.	2,932
163	OM Group, Inc. (a)	2,563
127	Praxair, Inc.	13,126
10	Sherwin-Williams Co. (The)	1,276
100	Valspar Corp.	5,030

		31,846

	Construction Materials — 0.1%
32	Vulcan Materials Co.	1,232

	Metals & Mining — 2.9%
98	AK Steel Holding Corp.	520
200	Cliffs Natural Resources, Inc.	8,166
239	Nucor Corp.	9,355
79	United States Steel Corp.	1,632
178	Vale S.A., (Brazil), ADR	3,220

		22,893

	Paper & Forest Products — 0.2%
41	International Paper Co.	1,352

	Total Materials	57,323

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.6%
321	AT&T, Inc.	12,153

	Utilities — 5.4%
	Electric Utilities — 1.9%
74	Edison International	3,408
81	Entergy Corp.	5,901
12	Exelon Corp.	470
109	Southern Co. (The)	5,248

		15,027

	Gas Utilities — 0.3%
38	National Fuel Gas Co.	1,850

	Multi-Utilities — 3.2%
248	Consolidated Edison, Inc.	16,022
43	MDU Resources Group, Inc.	963
202	Wisconsin Energy Corp.	8,241

		25,226

	Total Utilities	42,103

	Total Short Positions (Proceeds $685,344)	$714,943

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(123)	E-mini S&P 500	09/21/12	$(8,454)	$(66)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered
under the Investment Company Act of 1940, as
amended, and advised by J.P. Morgan Investment
Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(j)	—	All or a portion of these securities are segregated for
short sales.
(k)	—	All or a portion of this security is deposited with the
broker as collateral for futures or with brokers as initial
margin for futures contracts.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or
pledged with the custodian for current or potential
holdings of futures, swaps, options, TBAs, when-
issued securities, delayed delivery securities, reverse
repurchase agreements, unfunded commitments and/or
forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of
purchase.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,158
Aggregate gross unrealized depreciation	(23,903)

Net unrealized appreciation/depreciation	$91,255

Federal income tax cost of investments	$678,655

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$767,857	$2,053	$—	$769,910

Total Liabilities (b)	$(699,690)	$(15,253)	$—	$(714,943)

Depreciation in Other Financial Instruments
Futures Contracts	$(66)	$—	$—	$(66)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures contracts collateral and certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.1%
	Consumer Discretionary — 4.1%
	Automobiles — 2.0%
12	Sollers OJSC (a)	155

	Media — 2.1%
23	CTC Media, Inc. (m)	171

	Total Consumer Discretionary	326

Consumer Staples — 17.6%
	Food & Staples Retailing — 9.8%
32	DIXY Group OJSC (a) (m)	341
2	Magnit OJSC (m)	315
6	X5 Retail Group N.V., Reg. S, GDR (a) (m)	119

		775

	Food Products — 5.0%
18	Cherkizovo Group OJSC, Reg. S, GDR (a) (m)	200
1	Kernel Holding S.A., (Ukraine) (a) (m)	21
24	Ros Agro plc, (Cyprus), GDR (a) (e) (m)	174

		395

	Personal Products — 2.8%
6	Oriflame Cosmetics S.A., (Luxembourg) (m)	224

	Total Consumer Staples	1,394

Energy — 24.9%
	Energy Equipment & Services — 2.1%
6	Eurasia Drilling Co., Ltd., (Cyprus), Reg. S, GDR (m)	169

	Oil, Gas & Consumable Fuels — 22.8%
6	Alliance Oil Co., Ltd. (a) (m)	56
25	Dragon Oil plc, (Ireland) (m)	224
16	Gazprom OAO, ADR (m)	150
11	KazMunaiGas Exploration Production JSC, (Kazakhstan), Reg. S, GDR (m)	191
11	Lukoil OAO, ADR (m)	612
1	NovaTek OAO, Reg. S, GDR (m)	81
9	Tatneft OAO, ADR (m)	338
18	Zhaikmunai LP, (Kazakhstan), Reg. S, GDR (a) (m)	150

		1,802

	Total Energy	1,971

Financials — 17.2%
	Commercial Banks — 13.6%
33	Bank St. Petersburg OJSC (m)	59
16	Halyk Savings Bank of Kazakhstan JSC, (Kazakhstan), Reg.S, GDR (a) (m)	87
120	Sberbank of Russia (m)	334
54	Sberbank of Russia, ADR (m)	597

		1,077

	Real Estate Management & Development — 3.6%
42	Etalon Group Ltd., (United Kingdom), Reg. S, GDR (a) (m)	270
45	HALS-Development JSC, Reg. S, GDR (a) (m)	16

		286

	Total Financials	1,363

Health Care — 1.3%
	Pharmaceuticals — 1.3%
4	Veropharm (m)	103

Industrials — 3.1%
	Construction & Engineering — 3.1%
45	Mostotrest (a) (m)	247

Materials — 16.5%
	Chemicals — 4.9%
9	Uralkali OJSC, Reg. S, GDR (m)	390

	Construction Materials — 0.1%
24	Steppe Cement Ltd., (Malaysia) (a) (m)	11

	Metals & Mining — 11.5%
51	Magnitogorsk Iron & Steel Works, Reg. S, GDR (a) (m)	189
41	Mechel OAO, ADR (m)	101
23	MMC Norilsk Nickel OJSC, ADR (m)	357
13	Novolipetsk Steel OJSC, Reg. S, GDR (m)	222
4	Severstal OAO, Reg. S, GDR (m)	39

		908

	Total Materials	1,309

Telecommunication Services — 9.4%
	Wireless Telecommunication Services — 9.4%
19	Mobile Telesystems OJSC (m)	147
17	Mobile Telesystems OJSC, ADR (m)	312
14	Sistema JSFC, Reg. S, GDR (m)	282

	Total Telecommunication Services	741

Utilities — 2.0%
	Electric Utilities — 2.0%
2,361	IDGC Holding JSC (a) (m)	130
135	Lenenergo OAO (a) (m)	25

	Total Utilities	155

	Total Common Stocks (Cost $6,238)	7,609

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Preferred Stocks — 2.2%
Materials — 1.1%
		Metals & Mining — 1.1%
19		Mechel OAO, (a) (m)	92

Telecommunication Services — 1.1%
		Diversified Telecommunication Services — 1.1%
36		Rostelecom OJSC, (m)	86

		Total Preferred Stocks (Cost $451)	178

Short-Term Investment — 0.0% (g)
Investment Company — 0.0% (g)
—	(h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (Cost $— (h))	—	(h)

		Total Investments — 98.3% (Cost $6,689)	7,787
		Other Assets in Excess of Liabilities — 1.7%	137

		NET ASSETS — 100.0%	$7,924

Percentages indicated are based on net assets.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $6,841,000 and 87.9%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,680
Aggregate gross unrealized depreciation	(1,582)

Net unrealized appreciation/depreciation	$1,098

Federal income tax cost of investments	$6,689

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC is generally the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its portfolio, by utilizing the quotations of an independent pricing service, unless the Fund’s Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$171		$155	$—	$326
Consumer Staples	174		1,220	—	1,394
Energy	—		1,971	—	1,971
Financials	59		1,304	—	1,363
Health Care	—		103	—	103
Industrials	—		247	—	247
Materials	—		1,309	—	1,309
Telecommunication Services	—		741	—	741
Utilities	—		155	—	155

Total Common Stocks	404		7,205	—	7,609

Preferred Stocks
Materials	—		92	—	92
Telecommunication Services	—		86	—	86

Total Preferred Stocks	—		178	—	178

Short-Term Investment Investment Company	—	(a)	—	—	—	(a)

Total Investments in Securities	$404		$7,383	$—	$7,787

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

The following is a summary of investments for which unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Russia Fund	Balance as of 10/31/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/12
Investments in Securities
Common Stocks-Consumer Discretionary	$158	$—	$—	$—	$—	$—	$—	$(158)	$—
Common Stocks-Industrials	340	—	—	—	—	—	—	(340)	—
Common Stocks-Information Technology	25	(225)	236	—	—	(36)	—	—	—

	$523	$(225)	$236	$—	$—	$(36)	$—	$(498)	$—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

There were no securities owned at July 31, 2012, which were valued using significant unobservable inputs (Level 3).

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 20.7%
	Australia — 0.5%
1	Australia & New Zealand Banking Group Ltd.	16
—(h)	Commonwealth Bank of Australia	16
7	GrainCorp Ltd.	72
1	National Australia Bank Ltd.	23
11	Telstra Corp., Ltd.	47
1	Westpac Banking Corp.	19

		193

	Belgium — 0.1%
—(h)	Anheuser-Busch InBev N.V.	29

	Canada — 0.1%
1	Potash Corp. of Saskatchewan, Inc.	37

	Denmark — 0.1%
—(h)	Carlsberg A/S, Class B	33
—(h)	Novo Nordisk A/S, Class B	19

		52

	France — 0.5%
1	L’Oreal S.A.	88
—(h)	LVMH Moet Hennessy Louis Vuitton S.A.	27
1	Sanofi	110

		225

	Germany — 1.1%
—(h)	Allianz SE	32
1	BASF SE	50
2	Bayer AG	117
—(h)	Bayerische Motoren Werke AG	21
3	Deutsche Wohnen AG	43
1	GSW Immobilien AG	29
—(h)	Muenchener Rueckversicherungs AG	45
2	SAP AG	105

		442

	Ireland — 0.1%
1	Accenture plc, Class A	33

	Israel — 0.2%
2	Teva Pharmaceutical Industries Ltd.	63

	Italy — 0.1%
2	ENI S.p.A.	42

	Japan — 2.0%
10	Anritsu Corp.	124
2	Bridgestone Corp.	43
2	Honda Motor Co., Ltd.	60
5	Japan Tobacco, Inc.	141
23	Mitsubishi UFJ Financial Group, Inc.	110
38	Mizuho Financial Group, Inc.	63
7	Nissan Motor Co., Ltd.	61
3	Sumitomo Mitsui Financial Group, Inc.	101
2	Toyota Motor Corp.	65
1	West Japan Railway Co.	56

		824

	Netherlands — 1.0%
1	Gemalto N.V.	109
2	Nutreco N.V.	125
5	Royal Dutch Shell plc, Class A	179

		413

	New Zealand — 0.3%
62	Telecom Corp. of New Zealand Ltd.	134

	Norway — 0.1%
1	Statoil ASA	20
2	Telenor ASA	39

		59

	Singapore — 0.1%
18	Singapore Telecommunications Ltd.	52

	Sweden — 0.1%
1	Swedish Match AB	42

	Switzerland — 1.2%
—(h)	Cie Financiere Richemont S.A., Class A	20
2	Nestle S.A.	98
1	Novartis AG	59
1	Roche Holding AG	124
1	Swiss Re AG (a)	69
—(h)	Syngenta AG	26
1	Tyco International Ltd.	58
—(h)	Zurich Insurance Group AG (a)	43

		497

	United Kingdom — 2.7%
4	Berkeley Group Holdings plc (a)	94
16	BP plc	108
1	British American Tobacco plc	73
12	BT Group plc	40
2	Diageo plc	41
4	GlaxoSmithKline plc	92
7	HSBC Holdings plc	55
3	Imperial Tobacco Group plc	134
14	Legal & General Group plc	28

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — Continued
		United Kingdom — Continued
	4	National Grid plc	41
	2	Pearson plc	35
	4	Persimmon plc	41
	4	Prudential plc	49
	1	SABMiller plc	48
	3	Standard Chartered plc	59
	39	Vodafone Group plc	111
	1	Weir Group plc (The)	31
	11	William Hill plc	56

			1,136

		United States — 10.4%
	1	AGCO Corp. (a) (m)	41
	3	Altria Group, Inc. (m)	100
	2	American Express Co. (m)	128
	2	AmerisourceBergen Corp. (m)	73
	1	Amgen, Inc. (m)	96
	—(h)	Apple, Inc. (a) (m)	158
	3	Ares Capital Corp. (m)	47
	3	AT&T, Inc. (m)	124
	—(h)	Berkshire Hathaway, Inc., Class B (a) (m)	34
	1	Capital One Financial Corp.	64
	3	CBS Corp. (Non-Voting), Class B (m)	110
	—(h)	CF Industries Holdings, Inc. (m)	67
	1	Chevron Corp.	119
	3	Comcast Corp., Class A	90
	—(h)	Deere & Co.	25
	2	DTE Energy Co.	123
	1	E.I. du Pont de Nemours & Co.	31
	2	eBay, Inc. (a)	106
	2	Eli Lilly & Co.	77
	1	EMC Corp. (a)	22
	—(h)	Estee Lauder Cos., Inc. (The), Class A	26
	1	Exxon Mobil Corp.	60
	3	Fifth Third Bancorp	47
	—(h)	Flowserve Corp.	54
	—(h)	Google, Inc., Class A (a)	158
	2	HollyFrontier Corp.	85
	2	Intel Corp.	42
	1	International Business Machines Corp.	145
	2	Johnson & Johnson	111
	3	Merck & Co., Inc.	141
	4	Microsoft Corp. (m)	125
	1	Mosaic Co. (The)	55
	4	Mylan, Inc. (a)	89
	1	National Oilwell Varco, Inc.	49
	1	Norfolk Southern Corp.	91
	—(h)	Occidental Petroleum Corp.	19
	11	Pfizer, Inc.	260
	1	Philip Morris International, Inc.	91
	—(h)	PPG Industries, Inc.	28
	—(h)	QUALCOMM, Inc.	23
	1	Reynolds American, Inc.	42
	—(h)	Simon Property Group, Inc.	46
	1	SL Green Realty Corp.	39
	1	Smithfield Foods, Inc. (a)	16
	1	Time Warner Cable, Inc.	76
	1	Tyson Foods, Inc., Class A	14
	—(h)	Union Pacific Corp.	60
	1	UnitedHealth Group, Inc.	32
	2	Verizon Communications, Inc.	105
	1	Visa, Inc., Class A	86
	2	Wal-Mart Stores, Inc.	170
	1	Watson Pharmaceuticals, Inc. (a)	82
	5	Wells Fargo & Co.	153
	1	Yum! Brands, Inc.	34

			4,289

		Total Common Stocks (Cost $8,159)	8,562

PRINCIPAL AMOUNT
	Convertible Bonds — 12.9%
		Finland — 0.9%
EUR	300	Solidium Oy, 0.500%, 09/29/15	381

		France — 1.0%
EUR	23	Air France-KLM, 4.970%, 04/01/15	324
EUR	—(h)	AXA S.A., 3.750%, 01/01/17	78

			402

		Germany — 0.9%
EUR	300	Kreditanstalt fuer Wiederaufbau, 3.250%, 06/27/13	380

		Singapore — 3.0%
		CapitaLand Ltd.,
SGD	750	2.875%, 09/03/16	598
SGD	250	3.125%, 03/05/18	212
SGD	500	Temasek Financial III Pte Ltd., Zero Coupon, 10/24/14	418

			1,228

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — Continued
		Taiwan — 0.7%
	300	Hon Hai Precision Industry Co., Ltd., Zero
		Coupon, 10/12/13	296

		United Arab Emirates — 0.6%
EUR	200	Aabar Investments PJSC, 4.000%,
		05/27/16	244

		United Kingdom — 2.7%
	300	Newford Capital Ltd., Zero Coupon,
		05/12/16	289
	500	QBE Funding Trust, Zero Coupon,
		05/12/30	320
HKD	4,000	Wharf Finance 2014 Ltd., 2.300%,
		06/07/14	513

			1,122

		United States — 3.1%
	200	Ares Capital Corp., 5.125%, 06/01/16 (m)	203
	169	Liberty Interactive LLC, 3.125%, 03/30/23	210
	592	Microsoft Corp., Zero Coupon,
		06/15/13 (e)	619
	202	SanDisk Corp., 1.500%, 08/15/17	224

			1,256

		Total Convertible Bonds (Cost $5,079)	5,309

	Corporate Bonds — 3.7%
		Cayman Islands — 1.7%
	700	Hutchison Whampoa International 10 Ltd.,
		VAR, 6.000%, 10/28/15 (e) (x)	724

		France — 2.0%
EUR	289	AXA S.A., Series CS, 2.500%, 01/01/14	809

		Total Corporate Bonds (Cost $1,242)	1,533

	Foreign Government Securities — 19.7%
		Australia — 4.9%
AUD	1,000	Australia Government Bond, 6.059%,
		08/20/20	2,039

		Finland — 5.8%
	2,350	Finland Government Bond, 1.250%,
		10/19/15 (e)	2,405

		Germany — 4.3%
EUR	1,400	Bundesobligation, 0.750%, 02/24/17	1,759

		United Kingdom — 4.7%
GBP	436	United Kingdom Gilt Inflation Linked,
		2.500%, 08/16/13	1,917

		Total Foreign Government Securities (Cost $7,584)	8,120

SHARES
	Preferred Stock — 0.0% (g)
		Germany — 0.0% (g)
	—(h)	Volkswagen AG (Cost $17)	16

PRINCIPAL AMOUNT
	Supranational — 7.4%
	3,000	International Bank for Reconstruction & Development, 1.125%, 08/25/14 (Cost $2,987)	3,049

		U.S. Treasury Obligations — 29.4%
		U.S. Treasury Bonds,
	2,950	3.000%, 05/15/42 (m)	3,208
	1,250	8.875%, 02/15/19 (m)	1,889
		U.S. Treasury Notes,
	3,100	1.000%, 06/30/19 (m)	3,106
	3,850	1.250%, 04/30/19 (m)	3,929

		Total U.S. Treasury Obligations (Cost $11,746)	12,132

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES
Short-Term Investment — 5.0%
	Investment Company — 5.0%
2,066	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $2,066)	2,066

	Total Investments — 98.8% (Cost $38,880)	40,787
	Other Assets in Excess of Liabilities — 1.2%	505

	NET ASSETS — 100.0%	$41,292

Percentages indicated are based on net assets.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	19.9%
U.S. Treasury Notes	17.2
U.S. Treasury Bonds	12.5
Supranational	7.5
Insurance	3.7
Real Estate Management & Development	3.4
Pharmaceuticals	3.3
Commercial Banks	2.6
Diversified Financial Services	2.2
Software	2.1
Industrial Conglomerates	1.9
Oil, Gas & Consumable Fuels	1.6
Tobacco	1.5
Diversified Telecommunication Services	1.3
Computers & Peripherals	1.3
Electronic Equipment, Instruments & Components	1.0
Investment Banking & Brokerage	1.0
Others (each less than 1.0%)	10.9
Short-Term Investment	5.1

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	Nikkei 225	09/13/12	444	(5)
20	10 Year Australian Government Bond	09/17/12	2,642	(17)
	Short Futures Outstanding
(49)	10 Year U.S. Treasury Note	09/19/12	(6,598)	4
(6)	DAX	09/21/12	(1,252)	(67)
(31)	E-mini Russell 2000	09/21/12	(2,432)	(57)
(11)	E-mini S&P 500	09/21/12	(756)	(29)
(13)	2 Year U.S. Treasury Note	09/28/12	(2,868)	(3)

				(174)

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
56,422	EUR
5,579,622	for JPY	Union Bank of Switzerland AG	09/06/12	71	#	69	#	(2)

44,015	CHF	Westpac Banking Corp.	09/06/12	45		45		– (h)

49,701	EUR	HSBC Bank, N.A.	09/06/12	62		61		(1)

531,767	GBP	Credit Suisse International	09/06/12	830		834		4
817,592	GBP	Royal Bank of Canada	09/06/12	1,262		1,282		20

13,713,580	JPY	Goldman Sachs International	09/06/12	172		176		4
192,520,207	JPY	Royal Bank of Scotland	09/06/12	2,411		2,465		54
8,463,248	JPY	Westpac Banking Corp.	09/06/12	108		108		– (h)

				4,961		5,040		79

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
116,619	AUD	Barclays Bank plc	09/06/12	116		122		(6)
2,043,130	AUD	BNP Paribas	09/06/12	2,013		2,140		(127)

283,108	CHF	Citibank, N.A.	09/06/12	294		290		4
98,255	CHF	Royal Bank of Scotland	09/06/12	100		101		(1)

3,244,713	EUR	Barclays Bank plc	09/06/12	4,048		3,994		54
92,836	EUR	Citibank, N.A.	09/06/12	113		114		(1)
146,929	EUR	Credit Suisse International	09/06/12	181		181		– (h)
92,232	EUR	Goldman Sachs International	09/06/12	113		114		(1)
220,029	EUR	Royal Bank of Canada	09/06/12	268		270		(2)
74,679	EUR	Royal Bank of Scotland	09/06/12	91		92		(1)
205,267	EUR	State Street Corp.	09/06/12	252		253		(1)

3,146,543	GBP	Barclays Bank plc	09/06/12	4,857		4,933		(76)
146,975	GBP	Deutsche Bank AG	09/06/12	229		230		(1)
66,906	GBP	Morgan Stanley	09/06/12	104		106		(2)

3,626,303	HKD	Barclays Bank plc	09/06/12	468		468		– (h)

258,892,587	JPY	Citibank, N.A.	09/06/12	3,270		3,316		(46)
10,305,809	JPY	Royal Bank of Scotland	09/06/12	129		132		(3)

325,458	SGD	Barclays Bank plc	09/06/12	258		261		(3)
913,460	SGD	Citibank, N.A.	09/06/12	711		735		(24)
260,625	SGD	Credit Suisse International	09/06/12	209		209		– (h)

				17,824		18,061		(237)

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 07/31/12 of the currency being sold, and the value at 07/31/12 is the U.S. dollar market value of the currency being purchased.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2012.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2012.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $4,161,000 and 10.2%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,135
Aggregate gross unrealized depreciation	(228)

Net unrealized appreciation/depreciation	$1,907

Federal income tax cost of investments	$38,880

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$193	$—	$193
Belgium	—	29	—	29
Canada	37	—	—	37
Denmark	—	52	—	52
France	—	225	—	225
Germany	—	442	—	442
Ireland	33	—	—	33
Israel	—	63	—	63
Italy	—	42	—	42
Japan	—	824	—	824
Netherlands	—	413	—	413
New Zealand	—	134	—	134
Norway	—	59	—	59
Singapore	—	52	—	52
Sweden	—	42	—	42
Switzerland	58	439	—	497
United Kingdom	—	1,136	—	1,136
United States	4,289	—	—	4,289

Total Common Stocks	4,417	4,145	—	8,562

Preferred Stocks
Germany	—	16	—	16

Total Preferred Stocks	—	16	—	16

Debt Securities
Convertible Bonds
Finland	—	381	—	381
France	—	402	—	402
Germany	—	380	—	380
Singapore	—	1,228	—	1,228
Taiwan	—	296	—	296
United Arab Emirates	—	244	—	244
United Kingdom	—	1,122	—	1,122
United States	—	1,256	—	1,256

Total Convertible Bonds	—	5,309	—	5,309

Corporate Bonds
Cayman Islands	—	724	—	724
France	—	809	—	809

Total Corporate Bonds	—	1,533	—	1,533

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$8,120	$—	$8,120
Supranational	—	3,049	—	3,049
U.S. Treasury Obligations	—	12,132	—	12,132
Short-Term Investment
Investment Company	2,066	—	—	2,066

Total Investments in Securities	$6,483	$34,304	$—	$40,787

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$140	$—	$140
Futures Contracts	4	—	—	4

Total Appreciation in Other Financial Instruments	$4	$140	$—	$144

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(298)	$—	$(298)
Futures Contracts	(178)	—	—	(178)

Total Depreciation in Other Financial Instruments	$(178)	$(298)	$—	$(476)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
Consumer Discretionary — 16.5%
	Auto Components — 1.3%
40	BorgWarner, Inc. (a)	2,679
337	Johnson Controls, Inc.	8,306

		10,985

	Automobiles — 0.3%
126	General Motors Co. (a)	2,492

	Hotels, Restaurants & Leisure — 1.5%
55	Royal Caribbean Cruises Ltd.	1,376
176	Yum! Brands, Inc.	11,441

		12,817

	Household Durables — 0.7%
203	Lennar Corp., Class A	5,920

	Internet & Catalog Retail — 1.8%
53	Amazon.com, Inc. (a)	12,455
36	Expedia, Inc.	2,035

		14,490

	Media — 6.1%
262	CBS Corp. (Non-Voting), Class B	8,781
386	Comcast Corp., Class A	12,562
50	DIRECTV, Class A (a)	2,488
103	DISH Network Corp., Class A	3,172
48	Time Warner Cable, Inc.	4,047
492	Time Warner, Inc.	19,262

		50,312

	Specialty Retail — 3.6%
19	AutoZone, Inc. (a)	7,215
172	Home Depot, Inc. (The)	8,975
525	Lowe’s Cos., Inc.	13,314

		29,504

	Textiles, Apparel & Luxury Goods — 1.2%
26	Lululemon Athletica, Inc., (Canada) (a)	1,461
47	NIKE, Inc., Class B	4,412
27	V.F. Corp.	4,080

		9,953

	Total Consumer Discretionary	136,473

Consumer Staples — 7.8%
	Beverages — 0.5%
55	PepsiCo, Inc.	4,000

	Food & Staples Retailing — 1.3%
40	Costco Wholesale Corp.	3,825
195	Walgreen Co.	7,108

		10,933

	Food Products — 2.2%
246	General Mills, Inc.	9,508
211	Kraft Foods, Inc., Class A	8,390

		17,898

	Household Products — 1.7%
213	Procter & Gamble Co. (The)	13,762

	Personal Products — 0.4%
73	Estee Lauder Cos., Inc. (The), Class A	3,820

	Tobacco — 1.7%
153	Philip Morris International, Inc.	13,978

	Total Consumer Staples	64,391

Energy — 12.3%
	Energy Equipment & Services — 3.0%
129	Ensco plc, (United Kingdom), Class A	7,017
129	Halliburton Co.	4,274
191	Schlumberger Ltd., (Netherlands)	13,630

		24,921

	Oil, Gas & Consumable Fuels — 9.3%
135	Anadarko Petroleum Corp.	9,368
86	EOG Resources, Inc.	8,416
243	Exxon Mobil Corp.	21,103
122	Kinder Morgan, Inc.	4,373
123	Marathon Petroleum Corp.	5,824
176	Occidental Petroleum Corp.	15,282
33	Phillips 66	1,239
80	Pioneer Natural Resources Co.	7,121
136	Williams Cos., Inc. (The)	4,323

		77,049

	Total Energy	101,970

Financials — 13.1%
	Capital Markets — 2.4%
82	Goldman Sachs Group, Inc. (The)	8,276
271	Invesco Ltd.	5,997
208	Morgan Stanley	2,841
180	TD Ameritrade Holding Corp.	2,865

		19,979

	Commercial Banks — 3.2%
779	Wells Fargo & Co.	26,325

	Consumer Finance — 0.8%
120	Capital One Financial Corp.	6,768
	Diversified Financial Services — 3.1%
1,041	Bank of America Corp.	7,641
196	Citigroup, Inc.	5,328

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Diversified Financial Services — Continued
151	CME Group, Inc.	7,875
36	IntercontinentalExchange, Inc. (a)	4,761

		25,605

	Insurance — 3.6%
155	ACE Ltd., (Switzerland)	11,419
343	MetLife, Inc.	10,569
163	Prudential Financial, Inc.	7,892

		29,880

	Total Financials	108,557

	Health Care — 13.4%
	Biotechnology — 2.8%
76	Biogen Idec, Inc. (a)	11,085
107	Celgene Corp. (a)	7,302
88	Vertex Pharmaceuticals, Inc. (a)	4,277

		22,664

	Health Care Equipment & Supplies — 2.2%
74	Baxter International, Inc.	4,315
156	CareFusion Corp. (a)	3,815
181	Covidien plc, (Ireland)	10,133

		18,263

	Health Care Providers & Services — 2.5%
197	Cardinal Health, Inc.	8,484
73	Humana, Inc.	4,514
154	UnitedHealth Group, Inc.	7,860

		20,858

	Pharmaceuticals — 5.9%
112	Abbott Laboratories	7,416
69	Allergan, Inc.	5,701
414	Merck & Co., Inc.	18,284
735	Pfizer, Inc.	17,671

		49,072

	Total Health Care	110,857

	Industrials — 8.7%
	Aerospace & Defense — 3.2%
144	Honeywell International, Inc.	8,362
237	United Technologies Corp.	17,632

		25,994

	Building Products — 0.3%
229	Masco Corp.	2,757

	Construction & Engineering — 0.5%
85	Fluor Corp.	4,190

	Electrical Equipment — 1.2%
214	Emerson Electric Co.	10,203

	Industrial Conglomerates — 1.1%
160	Tyco International Ltd., (Switzerland)	8,801

	Machinery — 1.3%
200	PACCAR, Inc.	7,986
47	SPX Corp.	2,867

		10,853

	Road & Rail — 1.1%
384	CSX Corp.	8,809

	Total Industrials	71,607

	Information Technology — 21.5%
	Communications Equipment — 3.0%
348	Cisco Systems, Inc.	5,552
230	Juniper Networks, Inc. (a)	4,032
249	QUALCOMM, Inc.	14,873

		24,457

	Computers & Peripherals — 6.9%
84	Apple, Inc. (a)	51,496
169	NetApp, Inc. (a)	5,522

		57,018

	Internet Software & Services — 2.0%
41	Baidu, Inc., (China), ADR (a)	4,956
14	Google, Inc., Class A (a)	8,598
30	LinkedIn Corp., Class A (a)	3,113

		16,667

	IT Services — 2.0%
157	Cognizant Technology Solutions Corp., Class A (a)	8,904
17	MasterCard, Inc., Class A	7,356

		16,260

	Semiconductors & Semiconductor Equipment — 1.7%
176	Altera Corp.	6,238
103	Broadcom Corp., Class A (a)	3,505
120	Lam Research Corp. (a)	4,146

		13,889

	Software — 5.9%
46	Citrix Systems, Inc. (a)	3,356
1,026	Microsoft Corp.	30,228
516	Oracle Corp.	15,598

		49,182

	Total Information Technology	177,473

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Materials — 2.9%
	Chemicals — 1.7%
175	E.I. du Pont de Nemours & Co.	8,676
87	Georgia Gulf Corp.	2,848
59	LyondellBasell Industries N.V., (Netherlands), Class A	2,648

		14,172

	Metals & Mining — 1.2%
232	Freeport-McMoRan Copper & Gold, Inc.	7,828
65	Walter Energy, Inc.	2,220

		10,048

	Total Materials	24,220

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
243	Verizon Communications, Inc.	10,992

Utilities — 1.2%
	Multi-Utilities — 1.2%
236	CenterPoint Energy, Inc.	4,980
67	Sempra Energy	4,705

	Total Utilities	9,685

	Total Common Stocks (Cost $647,864)	816,225

Short-Term Investment — 1.6%
	Investment Company — 1.6%
13,007	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $13,007)	13,007

	Total Investments — 100.3% (Cost $660,871)	829,232
	Liabilities in Excess of Other Assets — (0.3)%	(2,592)

	NET ASSETS — 100.0%	$826,640

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,814
Aggregate gross unrealized depreciation	(13,453)

Net unrealized appreciation/depreciation	$168,361

Federal income tax cost of investments	$660,871

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$829,232	$—	$—	$829,232

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 97.8%
	Alabama — 0.3%
	Education — 0.3%
8,135	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	9,614

	Arizona — 3.8%
	Certificate of Participation/Lease — 0.0% (g)
650	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/12	660

	Education — 0.0% (g)
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/19	195

	General Obligation — 0.8%
	City of Goodyear,
1,175	GO, AGM, 6.000%, 07/01/15	1,355
1,225	GO, AGM, 6.000%, 07/01/16	1,470
1,300	GO, AGM, 6.000%, 07/01/17	1,613
1,375	GO, AGM, 6.000%, 07/01/18	1,742
1,400	GO, AGM, 6.000%, 07/01/19	1,749
3,450	City of Phoenix, Various Purpose, Series A, GO, 5.000%, 07/01/17	4,158
725	Maricopa County Unified School District No. 48, Scottsdale, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/15 (p)	822
275	Maricopa County Unified School District No. 48, Scottsdale, Unrefunded Balance, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/16	309
8,130	Maricopa County Unified School District No. 69-Paradise Valley, GO, NATL-RE, FGIC, 5.200%, 07/01/16	9,513
1,500	Maricopa County Unified School District No. 97-Deer Valley, School Improvement Project 2004, Series B, GO, AGM, 5.000%, 07/01/15	1,683

		24,414

	Hospital — 0.5%
	Arizona Health Facilities Authority, Banner Health,
5,000	Series D, Rev., 5.000%, 01/01/17	5,778
2,500	Series D, Rev., 5.000%, 01/01/23	2,784
3,215	Series D, Rev., 5.000%, 01/01/24	3,566
2,500	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.150%, 02/02/15	2,424
2,250	Scottsdale IDA, Series A, Rev., 5.000%, 09/01/14	2,398

		16,950

	Other Revenue — 1.4%
	Arizona State Transportation Board,
16,705	Series A, Rev., 5.250%, 07/01/25	20,006
17,135	Series A, Rev., 5.250%, 07/01/26	20,371
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/24	3,622
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,344
1,000	Series C, Rev., 5.000%, 07/01/24	1,217

		46,560

	Prerefunded — 0.4%
12,040	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	13,288

	Special Tax — 0.4%
9,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 7.000%, 07/01/33	9,703
1,845	Scottsdale Municipal Property Corp., Rev., 5.000%, 07/01/17	2,218

		11,921

	Transportation — 0.2%
5,475	Arizona State Transportation Board, Series A, Rev., GAN, 5.000%, 07/01/14	5,957

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/22	1,788

	Total Arizona	121,733

	Arkansas — 0.3%
	Special Tax — 0.2%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., AGM, 4.750%, 11/01/18	6,470

	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	2,143

	Total Arkansas	8,613

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — 8.2%
	Certificate of Participation/Lease — 0.3%
2,315	Los Angeles Unified School District, Headquarters Building Projects, Series A, COP, 5.000%, 10/01/18	2,706
5,865	Series A, COP, 5.000%, 10/01/19	6,889
1,125	Series B, COP, 5.000%, 10/01/31	1,244
		10,839
	Education — 0.8%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,326
	California State Public Works Board, University of California Research Project,
1,000	Series E, Rev., 5.250%, 10/01/17	1,172
2,025	Series E, Rev., 5.250%, 10/01/18	2,350
5,285	University of California, Series O, Rev., 5.750%, 05/15/28	6,575
5,000	Series O, Rev., 5.750%, 05/15/29	6,206
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/22	6,591
		25,220
	General Obligation — 4.4%
	Carlsbad Unified School District,
465	GO, Zero Coupon, 05/01/14	457
2,500	GO, Zero Coupon, 05/01/16	2,337
2,000	GO, Zero Coupon, 05/01/17	1,805
1,490	GO, Zero Coupon, 05/01/19	1,235
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	1,703
13,815	City of Los Angeles, Series A, GO, 5.000%, 09/01/20	17,304
	Contra Costa Community College District,
2,115	GO, 5.000%, 08/01/21	2,716
1,000	GO, 5.000%, 08/01/22	1,271
1,000	GO, 5.000%, 08/01/24	1,237
	Evergreen Elementary School District,
3,000	Series A, GO, AGM, 6.000%, 08/01/13	3,166
1,090	Series A, GO, AGM, 6.000%, 08/01/16	1,312
	Grossmont-Cuyamaca Community College District, Capital Appreciation,
5,640	GO, AGC, Zero Coupon, 08/01/14	5,549
5,845	GO, AGC, Zero Coupon, 08/01/15	5,676
250	Los Altos School District, GO, AMBAC, 5.000%, 08/01/21	282
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,182
5,000	Series A-2, GO, 5.000%, 07/01/21	6,247
2,750	Series B, GO, FGIC, 4.750%, 07/01/21	3,092
5,000	Series D, GO, 5.250%, 07/01/24	5,988
6,240	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/13 (p)	6,514
1,500	Placentia-Yorba Linda Unified School District, 2002 Election, Series B, GO, NATL-RE, FGIC, 5.500%, 08/01/27	1,622
	San Diego Unified School District, Election of 1998,
3,800	Series C-2, GO, AGM, 5.500%, 07/01/24	4,966
1,220	Series F-1, GO, AGM, 5.250%, 07/01/28	1,593
2,860	San Francisco City & County, Clean & Safe Neighborhood Park, GO, 4.000%, 06/15/24	3,166
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL- RE, FGIC, Zero Coupon, 08/01/12	1,500
	State Center Community College District,
1,000	GO, 5.000%, 08/01/21	1,257
1,705	GO, 5.000%, 08/01/22	2,165
1,795	GO, 5.000%, 08/01/24	2,210
1,000	State of California, GO, 5.000%, 08/01/16	1,160
6,060	State of California, Economic Recovery, Unrefunded Balance, Series A, GO, 5.250%, 07/01/14	6,626
	State of California, Various Purpose,
1,720	GO, 5.000%, 03/01/16	1,970
940	GO, 5.000%, 04/01/16	1,080
3,810	GO, 5.000%, 04/01/17	4,489
5,000	GO, 5.000%, 04/01/20	5,933
10,000	GO, 5.500%, 04/01/18	12,225
5,000	GO, 5.500%, 04/01/21	6,127
5,000	GO, 5.625%, 04/01/26	5,916
6,600	GO, 6.500%, 04/01/33	8,244
		141,322
	Hospital — 0.2%
	California Health Facilities Financing Authority, Providence Health & Services,
1,500	Series C, Rev., 6.250%, 10/01/24	1,818
2,000	Series C, Rev., 6.250%, 10/01/28	2,388

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital –– Continued
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/20	1,047

		5,253

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.000%, 10/01/24	218

	Other Revenue — 0.5%
	California State University, Systemwide,
3,000	Series A, Rev., AGM, 4.750%, 11/01/22	3,197
5,140	Series A, Rev., AGM, 4.750%, 11/01/24	5,472
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	3,074
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/21	3,706

		15,449

	Prerefunded — 1.6%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	440
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	3,087
13,000	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	13,708
	Golden State Tobacco Securitization Corp., Asset-Backed,
2,000	Series A-2, Rev., 7.900%, 06/01/13 (p)	2,127
1,350	Series A-4, Rev., 7.800%, 06/01/13 (p)	1,435
4,765	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series B, Rev., AMBAC, 5.000%, 06/01/13 (p) State of California,	4,955
3,775	GO, 5.000%, 02/01/14 (p)	4,041
18,945	GO, 5.125%, 02/01/14 (p)	20,316
1,770	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14 (p)	1,937

		52,046

	Utility — 0.2%
2,070	California State Department of Water Resources, Power Supply, Series H, Rev., AGM-CR, 5.000%, 05/01/21	2,448
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,426

		7,874

	Water & Sewer — 0.2%
4,750	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,077
	City of Vallejo, Water Revenue,
1,690	Rev., NATL-RE, 5.000%, 05/01/18	1,808
1,370	Rev., NATL-RE, 5.000%, 05/01/21	1,433

		6,318

	Total California	264,539

	Colorado — 2.1%
	Certificate of Participation/Lease — 0.2%
5,830	Colorado Higher Education, COP, 5.500%, 11/01/27	6,784

	General Obligation — 1.4%
5,000	Adams 12 Five Star Schools, GO, 4.000%, 12/15/23	5,847
	Arapahoe County School District No. 5 Cherry Creek, Improvement,
5,380	GO, AGM, 5.000%, 12/15/13	5,726
1,850	GO, AGM, 5.000%, 12/15/13	1,970
460	Denver City & County, Better Denver & Zoo, Series A, GO, 4.000%, 08/01/14	494
	Douglas County School District No. Re-1 Douglas & Elbert Counties,
5,275	GO, 5.250%, 12/15/20	6,734
6,950	GO, 5.250%, 12/15/23	9,132
2,345	GO, 5.250%, 12/15/25	3,144
10,000	Jefferson County School District R-1, GO, 5.000%, 12/15/22	12,791

		45,838

	Prerefunded — 0.4%
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,730
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	3,407

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded –– Continued
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,934

		12,071

	Transportation — 0.0% (g)
1,000	Denver City & County, Airport System, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	1,094

	Utility — 0.1% (g)
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/22	1,472

	Total Colorado	67,259

	Connecticut — 1.2%
	Certificate of Participation/Lease — 0.1%
3,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., COP, AMBAC, 5.000%, 07/01/20	3,358

	Education — 0.0% (g)
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/26	1,091

	General Obligation — 1.0%
	City of Greenwich,
325	GO, 4.000%, 06/01/22	367
200	GO, 5.000%, 06/01/20	240
	City of Hartford,
1,025	GO, AGC, 5.000%, 11/15/14	1,131
1,325	GO, AGC, 5.000%, 11/15/15	1,516
250	GO, AGC, 5.000%, 11/15/16	295
270	GO, AGC, 5.000%, 11/15/17	328
595	GO, AGC, 5.000%, 11/15/18	733
	State of Connecticut,
3,000	GO, 5.000%, 03/15/14	3,224
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,378
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	6,321
10,235	Series B, GO, NATL-RE, 5.000%, 06/01/14	11,089
650	Town of Trumbull, GO, 5.000%, 09/15/15	739

		30,361

	Transportation — 0.0% (g)
1,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., 4.000%, 12/01/15	1,115

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	312
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,630
2,000	State of Connecticut, Revolving Fund, Series A, Rev., 5.000%, 06/01/13	2,080

		4,022

	Total Connecticut	39,947

	Delaware — 0.5%
	General Obligation — 0.0% (g)
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,282

	Other Revenue — 0.5%
7,000	Delaware Transportation Authority, Transportation System Senior Revenue, Rev., 5.000%, 07/01/22	9,067
	University of Delaware,
1,000	Series B, Rev., 5.000%, 11/01/15	1,145
1,000	Series B, Rev., 5.000%, 11/01/18	1,241
1,000	Series B, Rev., 5.000%, 11/01/21	1,229
	Wilmington Parking Authority,
1,500	Rev., AGM, 5.250%, 09/15/14	1,641
500	Rev., AGM, 5.250%, 09/15/15	567

		14,890

	Total Delaware	16,172

	District of Columbia — 1.0%
	Other Revenue — 1.0%
	District of Columbia Water & Sewer Authority, Sub Lien,
5,000	Series C, Rev., 5.000%, 10/01/25	6,180
5,000	Series C, Rev., 5.000%, 10/01/29 District of Columbia, Income Tax,	6,021
3,395	Series A, Rev., 5.000%, 12/01/17	4,129
5,000	Series A, Rev., 5.000%, 12/01/18	6,170
6,000	Series A, Rev., 5.000%, 12/01/19	7,472
2,000	Series A, Rev., 5.000%, 12/01/20	2,511

	Total District of Columbia	32,483

	Florida — 3.9%
	Certificate of Participation/Lease — 0.4%
	Miami-Dade County, School Board,
2,500	Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/18	2,856

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
3,405	Series D, COP, AGM-CR, FGIC, 5.000%, 08/01/13 (p)	3,564
3,955	Palm Beach County, School Board, Series D, COP, AGM, 5.250%, 08/01/12 (p)	3,955
3,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., COP, AGM, 5.000%, 01/01/23	3,292

		13,667

	General Obligation — 2.0%
	Florida State Board of Education, Public Education, Capital Outlay,
5,090	Series A, GO, 5.000%, 06/01/24	6,179
15,000	Series B, GO, 4.750%, 06/01/21	16,706
32,375	Series D, GO, 5.000%, 06/01/25	39,435
135	State of Florida, Department of Transportation, Right of Way, Series A, GO, 5.000%, 07/01/14	147

		62,467

	Other Revenue — 0.4%
	City of Port St. Lucie, Utilities Systems,
1,800	Rev., AGC, 5.000%, 09/01/15	2,031
2,355	Rev., AGC, 5.000%, 09/01/18	2,840
1,070	Rev., AGC, 5.000%, 09/01/20	1,260
3,405	Florida State Department of General Services, Facilities Pool, Series A, Rev., AMBAC, 5.000%, 09/01/14	3,697
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/16	2,961

		12,789

	Prerefunded — 0.2%
4,900	City of Gainesville, Utilities System, Series A, Rev., AGM, 5.000%, 10/01/15 (p)	5,602

	Special Tax — 0.2%
5,000	Florida State Department of Environmental Protection, Florida Forever, Series C, Rev., AMBAC, 5.000%, 07/01/13 (p)	5,265

	Utility — 0.0% (g)
110	Lee County, Capital Improvement & Transition, Rev., AMBAC, 5.000%, 10/01/19	115

	Water & Sewer — 0.7%
	Miami-Dade County, Water & Sewer Systems,
6,000	Series B, Rev., AGM, 5.000%, 10/01/14	6,561
15,180	Series B, Rev., AGM, 5.000%, 10/01/15	17,185

		23,746

	Total Florida	123,651

	Georgia — 5.2%
	Education — 0.0% (g)
1,050	Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.000%, 09/01/19	1,304

	General Obligation — 3.0%
1,660	City of Marietta, School, Series A, GO, 5.000%, 02/01/16	1,917
5,000	Douglas County School District, GO, AGM, 5.000%, 04/01/26	5,779
3,090	Henry County School District, GO, 5.000%, 08/01/20	3,874
	State of Georgia,
3,425	Series A, GO, 5.000%, 09/01/15 (m) (p)	3,904
3,140	Series B, GO, 5.000%, 07/01/19 (m)	3,946
3,300	Series B, GO, 5.000%, 07/01/20	4,200
1,000	Series B, GO, 5.750%, 08/01/17	1,249
14,960	Series C, GO, 5.000%, 07/01/17	18,104
10,000	Series C, GO, 5.500%, 07/01/15	10,969
3,935	Series E, GO, 5.000%, 08/01/16	4,639
14,790	Series F, GO, 5.000%, 12/01/19	18,738
16,535	Series G, GO, 5.000%, 11/01/13	17,520

		94,839

	Other Revenue — 0.5%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21	7,300
5,000	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/23	6,066
1,000	Henry County Water & Sewerage Authority, Rev., 5.000%, 02/01/29	1,209

		14,575

	Prerefunded — 0.2%
6,440	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/14 (p)	6,895

	Special Tax — 0.4%
10,000	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds, Series A, Rev., AGM, 5.000%, 06/01/18	12,171

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.5%
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., NATL-RE, 5.000%, 06/01/17	8,516
2,000	Rev., NATL-RE, 5.000%, 06/01/18	2,293
5,000	Series A, Rev., 5.000%, 06/01/15	5,632

		16,441

	Utility — 0.2%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,876

	Water & Sewer — 0.4%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	8,392
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/19	4,079

		12,471

	Total Georgia	165,572

	Hawaii — 1.7%
	General Obligation — 1.2%
	State of Hawaii,
5,515	Series CY, GO, AGM, 5.750%, 02/01/14	5,963
2,750	Series D, GO, 5.000%, 06/01/16 (p)	3,229
10,000	Series DD, GO, NATL-RE, 5.250%, 05/01/14 (p)	10,855
7,500	Series DQ, GO, 5.000%, 06/01/15	8,459
7,250	Series DR, GO, 5.000%, 06/01/16	8,468

		36,974

	Transportation — 0.1%
	State of Hawaii,
1,500	Rev., 5.000%, 01/01/15	1,665
2,575	Rev., 5.000%, 01/01/19	3,156

		4,821

	Water & Sewer — 0.4%
	City & County of Honolulu, Wastewater System, Second Bond Resolution,
3,740	Series A, Rev., AGM, 5.000%, 07/01/23	4,455
2,740	Series A, Rev., AGM, 5.000%, 07/01/24	3,264
4,915	Series A, Rev., AGM, 5.000%, 07/01/25	5,855

		13,574

	Total Hawaii	55,369

	Idaho — 0.6%
	General Obligation — 0.1%
1,000	Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.000%, 07/30/17	1,194

	Hospital — 0.3%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	9,612

	Other Revenue — 0.2%
6,885	Idaho State Building Authority, Capitol Project, Rev., NATL-RE, FGIC, 5.000%, 09/01/14	7,509

	Total Idaho	18,315

	Illinois — 1.0%
	General Obligation — 0.2%
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM- CR, FGIC, 6.250%, 12/30/21	190
3,970	State of Illinois, Series A, GO, AGM, 5.000%, 06/01/14	4,262
	Village of Schaumburg,
1,000	Series A, GO, 4.000%, 12/01/19	1,168
625	Series A, GO, 4.000%, 12/01/20	733

		6,353

	Hospital — 0.1%
2,425	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,573

	Other Revenue — 0.2%
4,850	City of Chicago, Second Lien Water Revenue, Rev., 4.000%, 11/01/37	4,994

	Special Tax — 0.1%
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,332

	Transportation — 0.4%
5,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,533
610	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Rev., AMBAC, 5.000%, 12/01/16 (p)	725
5,000	Illinois State Toll Highway Authority, Series A, Rev., AGM, 5.500%, 01/01/15	5,511
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	996

		12,765

	Water & Sewer — 0.0% (g)
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC, 5.250%, 01/01/30	1,250

	Total Illinois	31,267

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Indiana — 1.6%
	Certificate of Participation/Lease — 0.2%
1,000	Hamilton Heights School Corp., First Mortgage, Rev., COP, AGM, 5.000%, 01/15/13	1,021
5,205	Indianapolis Local Public Improvement Bond Bank, Series E, Rev., COP, AMBAC, 5.000%, 01/01/15	5,758

		6,779

	Education — 0.2%
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,525
2,920	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/13 (p)	3,054

		7,579

	Other Revenue — 0.7%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.250%, 07/10/24	2,295
160	Indiana Bond Bank, Special Program, Series D, Rev., AGM, 5.000%, 08/01/19	179
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/26	12,227
1,700	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 5.000%, 02/01/15	1,887
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	2,129
	South Bend Community School Corp., First Mortgage,
1,350	Rev., AGM, 5.000%, 07/05/14	1,466
855	Rev., AGM, 5.000%, 01/05/16	979
1,030	Rev., AGM, 5.000%, 07/05/17	1,229

		22,391

	Prerefunded — 0.5%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,085
10,000	Wayne Township School Building Corp., Series B, Rev., FGIC, 5.250%, 01/15/14 (p)	10,721

		14,806

	Total Indiana	51,555

	Iowa — 0.5%
	General Obligation — 0.2%
	City of Des Moines, Capital Loan Notes,
3,150	Series C, GO, 5.000%, 06/01/14	3,423
1,070	Series C, GO, 5.000%, 06/01/15	1,210

		4,633

	Other Revenue — 0.3%
	Iowa Finance Authority, State Revolving Fund,
1,000	Rev., 5.000%, 08/01/19	1,253
1,000	Rev., 5.000%, 08/01/20	1,269
5,940	Rev., 5.000%, 08/01/26	7,343

		9,865

	Total Iowa	14,498

	Kansas — 2.1%
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
	Kansas Development Finance Authority, Commerce Impact,
5,815	Rev., 5.000%, 06/01/16	6,750
6,105	Rev., 5.000%, 06/01/17	7,282

		14,032

	Other Revenue — 0.7%
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/16	1,983
	Kansas State Department of Transportation,
5,000	Series A, Rev., 5.000%, 09/01/13	5,256
7,000	Series A, Rev., 5.000%, 09/01/16	8,247
4,800	Series A, Rev., 5.000%, 09/01/18	5,928

		21,414

	Prerefunded — 0.9%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	20,424
9,015	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	8,733

		29,157

	Utility — 0.1%
3,755	Wyandotte County-Kansas City Unified Government, Utility System, Series 2004, Rev., AMBAC, 5.650%, 09/01/15	4,318

	Total Kansas	68,921

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Kentucky — 1.4%
	Other Revenue — 1.1%
	Kentucky State Property & Buildings Commission, Project No. 89,
6,145	Rev., AGM, 5.000%, 11/01/22	7,108
1,000	Rev., AGM, 5.000%, 11/01/24	1,150
5,185	Kentucky Turnpike Authority, Revitalization, Series A, Rev., 5.000%, 07/01/28	6,201
	Louisville & Jefferson County Metro Government Board of Water Works,
13,225	Series A, Rev., 5.000%, 11/15/14	14,611
3,955	Series A, Rev., 5.000%, 11/15/18	4,911

		33,981

	Prerefunded — 0.3%
	Kentucky State Property & Buildings Commission, Project No. 79,
5,000	Rev., NATL-RE, 5.000%, 10/01/13 (p)	5,279
4,030	Rev., NATL-RE, 5.125%, 10/01/13 (p)	4,260

		9,539

	Total Kentucky	43,520

	Louisiana — 0.4%
	Other Revenue — 0.2%
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.900%, 06/01/13	5,004

	Prerefunded — 0.2%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	3,823
3,270	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	2,840

		6,663

	Total Louisiana	11,667

	Maryland — 3.9%
	Education — 0.4%
	University System of Maryland, Tuition,
2,135	Series A, Rev., 5.000%, 04/01/16	2,485
4,340	Series A, Rev., 5.000%, 04/01/17	5,205
4,560	Series A, Rev., 5.000%, 04/01/18	5,583

		13,273

	General Obligation — 2.3%
	Hardford County, Public Improvement,
5,500	GO, 5.000%, 07/01/15	6,238
4,060	GO, 5.000%, 12/01/15	4,676
5	Maryland National Capital Park & Planning Commission, Park Acquisition & Development, Series EE-2, GO, 5.000%, 01/15/14	5
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17	6,022
6,635	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	7,143
20,000	State of Maryland, State & Local Facilities, Series C, GO, 5.000%, 11/01/18	24,919
8,700	State of Maryland, State & Local Facilities Loan, First Series, GO, 4.000%, 03/15/24	9,964
	State of Maryland, State & Local Facilities Loan, Second Series,
6,700	GO, 5.000%, 08/01/13 (p)	7,020
8,000	GO, 5.000%, 08/01/15	9,097

		75,084

	Other Revenue — 0.6%
	Baltimore Board of School Commissioners,
4,625	Rev., 5.000%, 05/01/15	5,204
4,725	Rev., 5.000%, 05/01/17	5,666
4,605	Maryland State Transportation Authority, Transportation Facilities Project, Rev., 5.000%, 07/01/22	5,931
1,490	Maryland Water Quality Financing Administration Revolving Loan Fund, Rev., 5.000%, 03/01/14	1,599

		18,400

	Prerefunded — 0.0% (g)
1,000	Maryland State Economic Development Corp., University of Maryland College Park Project, Rev., 6.000%, 06/01/13 (p)	1,048

	Transportation — 0.5%
	Maryland State Department of Transportation,
4,000	Rev., 4.000%, 03/01/18	4,558
9,880	Rev., 5.250%, 12/15/17	12,238

		16,796

	Water & Sewer — 0.1%
1,150	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, GO, 5.500%, 08/01/13	1,211

	Total Maryland	125,812

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Massachusetts — 3.5%
	Certificate of Participation/Lease — 0.4%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., COP, 5.250%, 07/01/27	13,215

	Education — 0.4%
10,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series A, Rev., 5.000%, 07/01/14	10,904

	General Obligation — 0.9%
9,000	Commonwealth of Massachusetts, Series A, GO, 5.250%, 08/01/19	11,360
	Commonwealth of Massachusetts, Consolidated Lien,
4,100	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/13	4,370
10,000	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/14	11,144
2,455	Series D, GO, 5.250%, 10/01/13 (p)	2,597

		29,471

	Other Revenue — 0.2%
	Boston Housing Authority,
1,790	Rev., AGM, 5.000%, 04/01/15	1,963
1,770	Rev., AGM, 5.000%, 04/01/17	2,027
1,925	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/21	2,446

		6,436

	Prerefunded — 1.5%
200	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/22 (p)	268
	Commonwealth of Massachusetts, Consolidated Lien,
5,000	Series C, GO, NATL-RE-IBC, 5.500%, 11/01/16 (p)	6,051
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,952
	Commonwealth of Massachusetts, Special Obligation,
14,900	Rev., FGIC, 5.000%, 01/01/14 (p)	15,887
4,160	Rev., FGIC, 5.250%, 01/01/14 (p)	4,450
2,500	Commonwealth of Massachusetts, Water Pollution Abatement, Series 10, Rev., 5.000%, 08/01/14 (p)	2,733
11,695	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/14 (p)	12,738

		48,079

	Special Tax — 0.1%
3,840	Massachusetts School Building Authority, Series A, Rev., AGM, 5.000%, 08/15/15 (p)	4,369

	Total Massachusetts	112,474

	Michigan — 1.9%
	Education — 0.3%
	University of Michigan,
3,535	Series A, Rev., 5.000%, 04/01/15	3,969
4,170	Series A, Rev., 5.000%, 04/01/21	5,027

		8,996

	General Obligation — 0.4%
	Ann Arbor School District,
3,425	GO, Q-SBLF, 5.000%, 05/01/20	4,254
2,000	GO, Q-SBLF, 5.000%, 05/01/21	2,501
1,000	Brandon School District, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,148
2,000	Huron Valley School District, GO, Q- SBLF, 5.000%, 05/01/24	2,344
3,000	State of Michigan, GO, 5.500%, 12/01/13	3,205

		13,452

	Other Revenue — 0.6%
10,000	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	12,729
3,000	Michigan Finance Authority, State Revolving Fund, Clean Water, Rev., 5.000%, 10/01/21	3,806
1,400	State of Michigan, Trunk Line Fund, Series B, Rev., AGM, 5.000%, 09/01/16	1,582

		18,117

	Prerefunded — 0.4%
8,000	Detroit City School District, School Building & Site Improvement, Series A, GO, FGIC, Q-SBLF, 5.000%, 05/01/13 (p)	8,286
5,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	5,189

		13,475

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.0% (g)
1,240	State of Michigan, Trunk Line Fund, Rev., 5.000%, 11/15/28	1,471

	Water & Sewer — 0.2%
540	City of Detroit, Sewer Systems, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	598
250	City of Detroit, Water Supply System, Second Lien, Series A, Rev., NATL-RE, 5.250%, 07/01/23	266
5,900	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/13	6,113

		6,977

	Total Michigan	62,488

	Minnesota — 1.8%
	General Obligation — 1.5%
	Olmsted County, Crossover,
2,085	Series A, GO, 4.000%, 02/01/23	2,460
775	Series A, GO, 5.000%, 02/01/21	991
3,350	Ramsey County, Capital Improvement, Series B, GO, 5.000%, 02/01/20	4,229
	State of Minnesota,
5,000	GO, 5.000%, 08/01/16	5,886
4,900	GO, 5.000%, 11/01/19	5,726
10,000	GO, AGM, 5.000%, 08/01/13 (p)	10,477
6,760	Series C, GO, 5.000%, 08/01/16	7,957
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	10,531

		48,257

	Other Revenue — 0.3%
8,650	Minnesota Public Facilities Authority, Series B, Rev., 5.000%, 03/01/13	8,893

	Total Minnesota	57,150

	Mississippi — 0.7%
	General Obligation — 0.2%
5,760	State of Mississippi, Series A, GO, 5.000%, 10/01/14	6,336

	Prerefunded — 0.5%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	15,210

	Total Mississippi	21,546

	Missouri — 4.1%
	General Obligation — 0.1%
1,000	Cass County Reorganized School District No. R-2, GO, 5.000%, 03/01/20	1,135
2,260	Missouri Highway & Transportation Commission, Federal Reimbursement, Series A, GO, 5.000%, 05/01/17	2,714

		3,849

	Other Revenue — 2.5%
	Kansas City Industrial Development Authority, Downtown Redevelopment District,
3,440	Series A, Rev., 5.000%, 09/01/19	4,039
7,640	Series A, Rev., 5.000%, 09/01/20	8,991
8,120	Series A, Rev., 5.000%, 09/01/21	9,592
14,000	Missouri State Board of Public Buildings, Series A, Rev., 5.000%, 10/15/15	14,766
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds,
10,805	Series A, Rev., 5.000%, 01/01/19	13,378
20,915	Series A, Rev., 5.000%, 01/01/21	25,952
2,355	Series B, Rev., 5.000%, 07/01/25	2,932

		79,650

	Prerefunded — 0.0% (g)
1,575	Hazelwood School District, GO, 5.250%, 03/01/13 (p)	1,622

	Transportation — 1.5%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,355
4,060	Series A, Rev., 5.000%, 05/01/20	4,969
	Missouri State Highways & Transit Commission, First Lien,
3,000	Series A, Rev., 5.000%, 05/01/13	3,108
7,000	Series A, Rev., 5.000%, 05/01/17	8,139
6,000	Series B, Rev., 5.000%, 05/01/22	6,905
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.000%, 05/01/16	5,838
	Missouri State Highways & Transit Commission, Senior Lien,
5,000	Rev., 5.000%, 02/01/16	5,788
7,000	Rev., 5.000%, 02/01/21	8,197

		47,299

	Total Missouri	132,420

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nebraska — 0.4%
	Education — 0.3%
	University of Nebraska Facilities Corp.,
	Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/18	4,176
3,715	Rev., AMBAC, 5.000%, 07/15/19	4,271

		8,447

	Utility — 0.1%
	Nebraska Public Power District,
250	Series B, Rev., AGM, 5.000%, 01/01/17	294
600	Series B, Rev., AGM, 5.000%, 01/01/18	711
2,500	Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,842

		3,847

	Total Nebraska	12,294

	Nevada — 1.3%
	Education — 0.4%
	Nevada System of Higher Education,
5,785	Series B, Rev., AMBAC, 5.000%, 07/01/21	6,492
6,075	Series B, Rev., AMBAC, 5.000%, 07/01/22	6,800

		13,292

	General Obligation — 0.2%
5,000	State of Nevada, Projects R9-A-R13-F,
	Series F, GO, AGM, 5.000%, 12/01/24	5,513

	Prerefunded — 0.5%
3,795	Clark County School District, Series C,
	GO, AGM, 5.000%, 12/15/15 (p)	4,377
12,140	Clark County School District, Building, Series D, GO, NATL-RE, 5.000%, 12/15/14 (p)	13,455

		17,832

	Water & Sewer — 0.2%
5,000	Truckee Meadows Water Authority, Rev.,
	AGM, 5.000%, 07/01/16	5,777

	Total Nevada	42,414

	New Hampshire — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/23	1,227
1,035	Series E, Rev., 5.000%, 01/15/24	1,228
1,195	Series E, Rev., 5.000%, 01/15/26	1,398
1,250	Series E, Rev., 5.000%, 01/15/27	1,454

	Total New Hampshire	5,307

	New Jersey — 2.2%
	Education — 0.3%
7,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	8,279

	General Obligation — 0.5%
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	1,047
2,500	State of New Jersey, GO, 5.250%, 08/01/20	3,171
1,995	Sussex County Municipal Utilities Authority, Capital Appreciation, Series B, GO, AGM, Zero Coupon, 12/01/20	1,635
665	Township of Franklin, Somerset County, GO, 4.000%, 05/01/16	745
	Township of Maplewood, General
	Improvement,
775	GO, 4.000%, 10/15/17	890
1,220	GO, 4.000%, 10/15/18	1,414
1,495	GO, 5.000%, 10/15/20	1,866
1,505	GO, 5.000%, 10/15/21	1,896
	Township of Woodbridge,
1,720	GO, 4.000%, 07/15/16	1,905
1,100	GO, 5.000%, 07/15/22	1,317
1,200	GO, 5.000%, 07/15/23	1,416

		17,302

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
5,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14 (p)	5,471
7,570	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/16	8,611

		14,082

	Other Revenue — 0.2%
6,000	Garden State Preservation Trust, 2005, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	7,018

	Prerefunded — 0.6%
	Garden State Preservation Trust,
2,670	Series A, Rev., AGM, 5.250%, 11/01/13 (p)	2,837
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series C, Rev., AGM-CR, 5.500%, 06/15/13 (p)	5,231
1,500	Series D, Rev., 5.000%, 06/15/14 (p)	1,631

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded –– Continued
8,120	Tobacco Settlement Financing Corp., Rev., 6.750%, 06/01/13 (p)	8,562

		18,261

	Transportation — 0.2%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	6,236

	Total New Jersey	71,178

	New Mexico — 1.3%
	General Obligation — 0.2%
4,200	New Mexico Finance Authority, Senior Lien, Series C, GO, 5.000%, 06/01/22	5,310

	Other Revenue — 0.5%
	New Mexico Finance Authority, Senior Lien,
1,625	Series B, Rev., 5.000%, 06/01/22	1,926
1,690	Series B, Rev., 5.000%, 06/01/23	1,995
1,820	Series B, Rev., 5.000%, 06/01/25	2,137
1,965	Series B, Rev., 5.000%, 06/01/27	2,294
	New Mexico Finance Authority, State Transportation, Sub Lien,
1,195	Series A-2, Rev., 4.000%, 12/15/18	1,396
3,000	Series A-2, Rev., 5.000%, 12/15/19	3,729
2,245	Series A-2, Rev., 5.000%, 12/15/20	2,816
1,385	Series A-2, Rev., 5.000%, 12/15/21	1,715

		18,008

	Special Tax — 0.6%
7,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/16	7,618
10,735	State of New Mexico, Series A-1, Rev., 4.000%, 07/01/13 (p)	11,108

		18,726

	Total New Mexico	42,044

	New York — 12.1%
	Certificate of Participation/Lease — 0.5%
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	17,588

	Education — 1.8%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., AGM, 5.750%, 05/01/21	3,647
6,750	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2, Rev., NATL-RE, FGIC, 5.000%, 01/15/22	7,729
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.000%, 07/01/15	6,053
	New York State Dormitory Authority, Education,
10,000	Series A, Rev., 5.000%, 03/15/21	11,979
4,000	Series A, Rev., 5.000%, 03/15/23	4,800
8,000	Series C, Rev., 5.000%, 03/15/14	8,602
6,500	Series C, Rev., 5.000%, 12/15/21	7,591
	New York State Dormitory Authority, School Districts, Building Finance Program,
400	Series A, Rev., NATL-RE, 5.000%, 10/01/13	420
510	Series A, Rev., NATL-RE, 5.000%, 10/01/14	556
675	Series A, Rev., NATL-RE, 5.000%, 10/01/15	761
1,360	Series A, Rev., NATL-RE, 5.000%, 10/01/18	1,566
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/22	5,119

		58,823

	General Obligation — 1.7%
	Bethlehem Central School District,
1,385	Series A, GO, 4.000%, 01/15/21	1,586
1,420	Series C, GO, 4.000%, 06/15/21	1,630
	Briarcliff Manor, Public Improvement,
285	Series A, GO, AGM, 5.000%, 09/01/13	299
100	Series A, GO, AGM, 5.000%, 09/01/14	109
	New York City,
7,920	Series E, GO, 5.000%, 08/01/21	9,937
5,000	Series E, GO, 5.000%, 08/01/23	6,013
7,500	Series I, GO, 5.000%, 08/01/24	9,301
11,000	Sub Series D-1, GO, 5.000%, 10/01/21	13,835
5,385	Sub Series I-1, GO, 5.000%, 08/01/19	6,622
1,815	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	1,860
1,000	Starpoint Central School District, GO, 5.000%, 06/15/19	1,208

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
1,000	Taconic Hills Central School District at Craryville, GO, 5.000%, 06/15/19	1,221

		53,621

	Hospital — 0.2%
	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
3,600	Series D, Rev., AGM, 5.000%, 02/15/14	3,843
2,220	Series D, Rev., AGM, 5.000%, 08/15/14	2,417
510	Series D, Rev., AGM, 5.000%, 02/15/18	592

		6,852

	Other Revenue — 4.2%
1,500	Metropolitan Transportation Authority, Series A, Rev., 5.000%, 11/15/41	1,673
1,235	New York City Municipal Water Finance Authority, Fiscal Year 2010, Series BB, Rev., 2.500%, 06/15/13	1,260
	New York City Municipal Water Finance Authority, Second Generation Resolution,
17,835	Series FF, Rev., 5.000%, 06/15/24	21,459
6,585	Series HH, Rev., 5.000%, 06/15/26	7,972
4,790	New York City Transitional Finance Authority, Building Aid Revenue, Sub Series S-1A, Rev., 5.000%, 07/15/18	5,766
400	New York City Transitional Finance Authority, Building Aid Revenue, Fiscal Year 2007, Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	466
395	New York City Transitional Finance Authority, Future Tax Secured, Sub Series A-2, Rev., 5.000%, 11/01/18	451
10,000	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/23	11,819
3,500	New York State Dormitory Authority, General Purpose, Series C, Rev., 5.000%, 03/15/41	3,980
	New York State Thruway Authority,
7,425	Series B, Rev., 5.000%, 04/01/23	8,510
6,100	Series G, Rev., AGM, 5.000%, 01/01/25	6,753
5,000	New York State Thruway Authority, Highway & Bridge, Series B, Rev., AMBAC, 5.000%, 04/01/21	5,686
10,000	New York State Thruway Authority, State Personal Transportation, Series A, Rev., 5.000%, 03/15/26	12,078
5,000	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	6,222
	Triborough Bridge & Tunnel Authority, General Purpose,
24,250	Series A, Rev., 5.000%, 01/01/26	29,308
4,970	Series A-2, Rev., 5.000%, 11/15/28	5,958
5,000	Series B, Rev., 5.250%, 11/15/18	5,072

		134,433

	Prerefunded — 0.4%
1,045	New York City, Series F, GO, 6.000%, 01/15/13 (p)	1,073
5,000	New York State Thruway Authority, Series A, Rev., NATL-RE, 5.250%, 04/01/13 (p)	5,169
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	6,510

		12,752

	Special Tax — 1.4%
	New York City Transitional Finance Authority, Future Tax Secured,
4,985	Series B, Rev., 5.000%, 11/01/17	6,000
3,750	Series B, Rev., 5.000%, 11/01/21	4,620
7,875	New York Local Government Assistance Corp., Sub Series A-5/6, Rev., 5.500%, 04/01/19	10,012
5,805	New York Local Government Assistance Corp., Senior Lien, Rev., 5.500%, 04/01/19	7,380
	New York State Environmental Facilities Corp.,
1,000	Series A, Rev., 5.000%, 12/15/19	1,196
2,430	Series A, Rev., 5.250%, 12/15/18	3,028
5,000	New York State Thruway Authority, Series A, Rev., 5.250%, 03/15/19	6,221
5,000	Sales Tax Asset Receivables Corp., Series A, Rev., AMBAC, 5.250%, 10/15/27	5,480

		43,937

	Transportation — 1.0%
	Metropolitan Transportation Authority,
1,000	Series 2008-C, Rev., 6.500%, 11/15/28	1,285
6,000	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,673
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/17	8,341
7,000	Series B, Rev., NATL-RE, FGIC, 5.250%, 11/15/16	7,391

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
2,535	New York State Thruway Authority, Series B, Rev., AMBAC, 5.000%, 04/01/18	2,891
5,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/15	5,764

		32,345

	Water & Sewer — 0.9%
1,550	Erie County Water Authority, Rev., 5.000%, 12/01/16	1,820
	New York City Municipal Water Finance Authority,
380	Series AA, Rev., 5.000%, 06/15/17	456
2,500	Series CC, Rev., 5.000%, 06/15/29	2,918
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution, Series BB, Rev., 5.000%, 06/15/17	2,921
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Sub Series C, Rev., 5.000%, 06/15/21	12,043
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/19	2,590
5,000	New York State Environmental Facilities Corp., Revolving Funds, Series B, Rev., 5.000%, 06/15/13	5,213

		27,961

	Total New York	388,312

	North Carolina — 1.3%
	Certificate of Participation/Lease — 0.0% (g)
1,020	Iredell County, School Project, COP, AMBAC, 5.000%, 06/01/17	1,178

	General Obligation — 0.9%
	Durham County,
1,000	GO, 5.000%, 04/01/16	1,165
1,175	GO, 5.000%, 04/01/17	1,411
1,240	New Hanover County, GO, 5.000%, 12/01/16	1,478
10,000	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/15	11,263
	Wake County, Hammond Road Detention Center, Limited Obligation,
1,205	GO, 5.000%, 06/01/17	1,442
3,905	GO, 5.000%, 06/01/20	4,758
5,950	GO, 5.000%, 06/01/21	7,293

		28,810

	Other Revenue — 0.3%
	City of High Point, Combined Water & Sewer System Revenue,
1,000	Rev., AGM, 5.000%, 11/01/25	1,187
1,170	Rev., AGM, 5.000%, 11/01/26	1,386
4,155	State of North Carolina, Annual Appropriation, Series A, Rev., 5.000%, 05/01/22	5,088

		7,661

	Utility — 0.1%
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	2,956

	Total North Carolina	40,605

	Ohio — 2.2%
	Certificate of Participation/Lease — 0.1%
2,105	Ohio State Building Authority, Adult Correctional Facilities, Series B, Rev., COP, 5.000%, 10/01/13	2,217

	Education — 0.1%
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/20	3,143

	General Obligation — 1.1%
7,780	City of Columbus, Limited Tax, Series 2, GO, 5.000%, 07/01/15	8,464
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	7,049
225	Kettering City School District, School Improvement, GO, AGM, 5.000%, 12/01/22	246
	State of Ohio, Common Schools,
3,000	Series B, GO, 5.000%, 03/15/14 (p)	3,229
3,165	Series B, GO, 5.000%, 09/15/15	3,602
5,035	Series B, GO, 5.000%, 09/15/16	5,927
5,495	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/15	6,168

		34,685

	Other Revenue — 0.4%
550	City of Cleveland, Parking Facility, Rev., AGM, 5.250%, 09/15/18 (p)	692
1,165	City of Cleveland, Parking Facility, Unrefunded Balance, Rev., AGM, 5.250%, 09/15/18	1,369

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
2,235	Ohio State Building Authority, State Financials Facilities, Adult Correctional, Series B, Rev., 5.000%, 10/01/22	2,642
6,850	Ohio State Turnpike Commission, Series A, Rev., 5.250%, 02/15/27	8,848

		13,551

	Prerefunded — 0.2%
6,330	Ohio State Water Development Authority, Rev., 5.000%, 06/01/15 (p)	7,139

	Water & Sewer — 0.3%
	City of Cincinnati, Water System,
3,805	Series A, Rev., 5.000%, 12/01/17	4,625
4,650	Series A, Rev., 5.000%, 12/01/18	5,735

		10,360

	Total Ohio	71,095

	Oklahoma — 0.8%
	Education — 0.4%
	Tulsa County Industrial Authority, Jenks Public School,
1,125	Rev., 5.000%, 09/01/14	1,229
3,500	Rev., 5.500%, 09/01/15	4,017
5,210	Rev., 5.500%, 09/01/18	6,512

		11,758

	Other Revenue — 0.4%
	Oklahoma Turnpike Authority, Second Senior,
3,000	Series A, Rev., 5.000%, 01/01/22	3,728
2,500	Series A, Rev., 5.000%, 01/01/24	3,050
5,500	Tulsa County Industrial Authority, Broken Arrow Public Schools Project, Rev., 5.000%, 09/01/19	6,656

		13,434

	Total Oklahoma	25,192

	Oregon — 1.1%
	Certificate of Participation/Lease — 0.5%
	Oregon State Department of Administrative Services,
3,425	Series A, COP, 5.000%, 05/01/20	4,153
3,350	Series A, COP, 5.000%, 05/01/21	4,004
6,965	Series A, COP, 5.000%, 05/01/22	8,262

		16,419

	General Obligation — 0.2%
1,500	Clackamas County, School District No. 12, GO, AGM, 5.000%, 06/15/18	1,843
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	135
4,950	Portland Community College District, GO, AGM, 5.000%, 06/15/14	5,382

		7,360

	Other Revenue — 0.1%
2,715	Oregon State Department of Transportation, Series B, Rev., 5.000%, 11/15/14 (p)	3,001

	Special Tax — 0.0% (g)
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,521

	Water & Sewer — 0.3%
6,560	City of Portland, Sewer Systems, First Lien, Series A, Rev., 5.000%, 06/15/18	8,024

	Total Oregon	36,325

	Pennsylvania — 3.1%
	Education — 0.1%
	Pennsylvania State University,
1,250	Series A, Rev., 5.000%, 03/01/22	1,479
2,000	Series A, Rev., 5.000%, 03/01/23	2,343

		3,822

	General Obligation — 2.3%
9,265	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.000%, 11/01/15	10,087
865	Central Bucks School District, GO, NATL- RE, FGIC, 5.000%, 05/15/15 (p)	975
4,585	Chester County, Unrefunded Balance, GO, 5.000%, 07/15/22	5,405
3,000	Commonwealth of Pennsylvania, GO, 5.000%, 07/01/18	3,685
	Commonwealth of Pennsylvania, First Series,
1,000	GO, 5.000%, 10/01/13	1,056
14,865	GO, 5.000%, 05/15/18	18,206
9,660	GO, 5.000%, 07/01/22	12,420
4,000	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/22	4,519
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	5,464
1,315	Haverford Township School District, GO, AGM, 5.250%, 03/15/16	1,527
1,060	Marple Newtown School District, GO, AGM, 5.000%, 03/01/17	1,214

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	Red Lion Area School District,
1,860	GO, AGM, 5.000%, 05/01/20	2,207
1,200	GO, AGM, 5.000%, 05/01/21	1,407
2,365	GO, AGM, 5.000%, 05/01/22	2,762
2,050	Seneca Valley School District, GO, AGM, 5.000%, 07/01/13	2,136

		73,070

	Hospital — 0.2%
5,500	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	5,988
3,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 1.093%, 12/01/24	2,442

		8,430

	Other Revenue — 0.1%
2,500	Northampton County General Purpose Authority, Saint Lukes Hospital Project, Series C, Rev., VAR, 4.500%, 08/15/16	2,730
1,100	Pennsylvania Turnpike Commission, Series A, Rev., AGM, 5.250%, 07/15/22	1,394

		4,124

	Prerefunded — 0.1%
2,550	Chester County, GO, 5.000%, 07/15/17 (p)	3,106

	Transportation — 0.1%
2,070	Pennsylvania Turnpike Commission, Series A, Rev., AGM-CR, AMBAC, 5.000%, 12/01/18	2,406

	Water & Sewer — 0.2%
5,000	Altoona City Authority, Rev., AGM, 5.250%, 11/01/18	5,971

	Total Pennsylvania	100,929

	Rhode Island — 0.1%
	Other Revenue — 0.1%
	Rhode Island Health & Educational Building Corp., Brown University,
810	Series A, Rev., 5.000%, 09/01/23	1,005
840	Series A, Rev., 5.000%, 09/01/24	1,037
655	Series A, Rev., 5.000%, 09/01/25	803

	Total Rhode Island	2,845

	South Carolina — 1.6%
	Education — 0.1%
3,025	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	3,424

	General Obligation — 0.6%
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	12,547
	York County School District No. 1,
2,170	Series A, GO, SCSDE, 5.250%, 03/01/21	2,640
4,740	Series A, GO, SCSDE, 5.250%, 03/01/22	5,726

		20,913

	Other Revenue — 0.1%
1,500	City of Columbia, Rev., 5.000%, 02/01/26	1,858

	Utility — 0.7%
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., AGC, 5.000%, 01/01/17	15,340
7,000	Series A3, Rev., AGC, 5.000%, 01/01/18	8,234

		23,574

	Water & Sewer — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/22	2,665

	Total South Carolina	52,434

	Tennessee — 1.0%
	Education — 0.3%
8,190	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	10,028

	General Obligation — 0.3%
2,325	City of Memphis, General Improvement, GO, NATL-RE, 5.250%, 10/01/18	2,881
	Metropolitan Government Nashville & Davidson County,
1,000	Series A, GO, NATL-RE, 5.000%, 01/01/16	1,151
4,050	Series B, GO, 5.000%, 08/01/16 (p)	4,774
1,500	State of Tennessee, Series C, GO, 5.000%, 05/01/16	1,752

		10,558

	Other Revenue — 0.2%
4,000	City of Memphis, Rev., 5.000%, 12/01/15	4,588

	Utility — 0.1%
3,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/13	3,115

	Water & Sewer — 0.1%
2,070	City of Memphis, Sewer System, Rev., AGM, 5.000%, 05/01/17	2,465

	Total Tennessee	30,754

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — 8.3%
	Certificate of Participation/Lease — 0.0% (g)
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/18	1,688

	Education — 0.9%
	Southwest Higher Education Authority, Southern Methodist University Project,
1,000	Rev., 5.000%, 10/01/14	1,098
2,000	Rev., 5.000%, 10/01/20	2,463
3,000	Rev., 5.000%, 10/01/21	3,652
	Texas State University Systems,
3,150	Rev., 5.250%, 03/15/27	3,755
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/17	1,168
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/20	1,529
2,500	Series A, Rev., 5.000%, 04/15/22	3,049
	University of Texas, Financing System,
3,000	Series B, Rev., 5.000%, 08/15/16 (p)	3,529
2,500	Series B, Rev., 5.250%, 08/15/17	3,052
500	Series C, Rev., 5.000%, 08/15/18	616
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,662
1,215	Series C, Rev., 5.000%, 03/01/22	1,421

		27,994

	General Obligation — 3.8%
1,075	Bexar County, GO, 5.250%, 06/15/22	1,277
2,260	City of Fort Worth, General Purpose, GO, 5.000%, 03/01/18	2,744
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	5,255
3,225	City of Lubbock, Waterworks Systems, GO, AGM, 5.000%, 02/15/16	3,714
	City of Pflugerville, Limited Tax,
700	GO, 5.000%, 08/01/22	890
880	GO, 5.000%, 08/01/23	1,105
	City of San Antonio,
2,000	GO, 5.000%, 08/01/24	2,488
4,735	GO, 5.000%, 08/01/26	5,809
	City of San Antonio, General Improvement,
1,000	GO, 5.000%, 08/01/23	1,250
1,500	GO, 5.000%, 08/01/24	1,866
2,735	GO, 5.000%, 08/01/27	3,338
	Collin County, Tax Road,
95	GO, 5.000%, 02/15/15	106
90	GO, 5.000%, 02/15/21	99
	Dallas County Community College District,
1,400	GO, 5.000%, 02/15/16	1,623
1,965	GO, 5.000%, 02/15/24	2,378
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 4.000%, 02/15/15	1,089
1,000	GO, AGM, 5.250%, 02/15/26	1,162
1,000	GO, AGM, 5.250%, 02/15/27	1,162
3,680	Edinburg Consolidated Independent School District, School Building, Series A, GO, AGM, 5.000%, 08/15/18	4,506
1,000	Fort Bend County, Road, GO, 5.000%, 03/01/20	1,247
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/27	2,089
4,800	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/19	6,094
	Harris County, Permanent Improvement,
2,000	Series B, GO, 4.000%, 10/01/15	2,221
1,500	Series B, GO, 5.000%, 10/01/15	1,712
1,605	Series B, GO, 5.000%, 10/01/19	2,003
	Harris County, Road,
2,750	Series A, GO, 5.250%, 10/01/18	3,424
2,000	Series A, GO, 5.250%, 10/01/19	2,530
	Hays County,
2,500	GO, 5.000%, 02/15/23	2,986
1,785	GO, 5.000%, 02/15/24	2,120
2,410	GO, 5.000%, 02/15/25	2,843
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/17	763
	Longview Independent School District, Capital Appreciation, School Building,
1,575	GO, PSF-GTD, Zero Coupon, 02/15/14	1,562
2,210	GO, PSF-GTD, Zero Coupon, 02/15/15	2,175
3,870	GO, PSF-GTD, Zero Coupon, 02/15/16	3,765
	North East Independent School District, Capital Appreciation, School Building,
1,430	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	1,426
2,730	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	2,674

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
	San Jacinto Community College District,
4,920	GO, 5.000%, 02/15/18	5,928
5,000	GO, 5.000%, 02/15/34	5,615
1,330	GO, AMBAC, 5.000%, 02/15/19	1,536
390	GO, AMBAC, 5.000%, 02/15/20	450
3,600	San Jacinto Community College District, Limited Tax, GO, 5.000%, 02/15/40	4,012
8,000	State of Texas, Public Finance Authority, Series A, GO, 5.000%, 10/01/16	9,470
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	3,031
4,340	Series A, GO, 5.000%, 08/01/21	5,247
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/20	2,147

		120,931

	Hospital — 0.2%
5,120	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/28	5,680
1,350	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/15	1,484

		7,164

	Other Revenue — 0.4%
5,215	City of San Antonio, Water System Revenue, Rev., 4.000%, 05/15/28	5,804
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	117
3,315	Rev., 5.000%, 12/15/23	4,005
	Houston Airport System, Sub Lien,
1,000	Series B, Rev., 5.000%, 07/01/25	1,176
3,000	Series B, Rev., 5.000%, 07/01/26	3,503

		14,605

	Prerefunded — 0.3%
5,550	City of Houston, Utility System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	8,286
1,000	North Texas Tollway Authority, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	1,109
1,200	University of Texas, Financing System, Series B, Rev., 5.250%, 08/15/13 (p)	1,262

		10,657

	Special Tax — 0.3%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,243
945	Series C, GO, 5.000%, 02/15/22	1,156
325	Series C, GO, 5.000%, 02/15/23	394
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/18	5,743

		8,536

	Transportation — 1.1%
200	City of Laredo, International Toll Bridge System, Series B, Rev., AGM, 5.000%, 10/01/13	211
	Dallas Area Rapid Transit, Senior Lien,
4,620	Rev., 5.000%, 12/01/21	5,532
3,000	Rev., 5.250%, 12/01/48	3,337
10,000	Series A, Rev., 5.000%, 12/01/16	11,851
7,660	Series A, Rev., 5.000%, 12/01/21	9,195
	Dallas-Fort Worth International Airport,
1,000	Series A, Rev., 5.000%, 11/01/19	1,219
2,000	Series A, Rev., 5.000%, 11/01/21	2,282
600	Texas State Transportation Commission, First Tier, Series A, Rev., 5.250%, 04/01/14	649

		34,276

	Utility — 0.1%
4,000	City of San Antonio, Electric & Gas, Series B, Rev., 5.000%, 02/01/13	4,096

	Water & Sewer — 1.2%
200	City of Dallas, Waterworks & Sewer System Improvements, Rev., AGM, 5.375%, 10/01/12	202
3,880	City of Dallas, Waterworks & Sewer Systems, Rev., AMBAC, 5.000%, 10/01/17	4,722
6,020	Colorado River Municipal Water District, Water System, Rev., AMBAC, 5.375%, 01/01/13 (p)	6,149
	North Texas Municipal Water District,
2,030	Rev., 5.000%, 06/01/15	2,278
2,230	Rev., 5.000%, 06/01/17	2,659
2,130	Rev., 5.000%, 06/01/18	2,579
2,695	Rev., 5.000%, 06/01/21	3,167
2,955	Rev., 5.000%, 06/01/23	3,436
3,405	Rev., 5.000%, 06/01/26	3,941

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer –– Continued
	Texas Water Development Board, State Revolving Fund,
3,200	Sub Series A-1, Rev., 5.000%, 07/15/17	3,871
3,820	Sub Series A-1, Rev., 5.000%, 07/15/20	4,761

		37,765

	Total Texas	267,712

	Utah — 1.0%
	Education — 0.2%
	Utah State University of Agriculture & Applied Science,
1,000	Rev., 5.000%, 12/01/19	1,225
1,050	Rev., 5.000%, 12/01/20	1,270
1,100	Rev., 5.000%, 12/01/21	1,313
1,150	Rev., 5.000%, 12/01/22	1,363

		5,171

	General Obligation — 0.0% (g)
1,365	Central Utah Water Conservancy District, Series C, GO, 5.000%, 04/01/18 (m)	1,661

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Salt Lake County Municipal Building Authority,
1,125	Series A, Rev., 5.000%, 12/01/15	1,289
1,375	Series A, Rev., 5.000%, 12/01/16	1,626
1,000	Series A, Rev., 5.000%, 12/01/17	1,211

		4,126

	Other Revenue — 0.0% (g)
795	Utah Water Finance Agency, Loan Financing Program, Series A, Rev., AMBAC, 5.000%, 07/01/15	856

	Prerefunded — 0.3%
7,525	Utah Transit Authority, Series B, Rev., AGM, 4.750%, 12/15/15 (p)	8,610
1,315	Utah Water Finance Agency, Loan Financing Program, Series A, Rev., AMBAC, 5.000%, 07/01/14 (p)	1,430

		10,040

	Utility — 0.1%
1,680	Utah Municipal Power Agency, Electrical Systems, Series A, Rev., AMBAC, 5.000%, 07/01/16	1,931

	Water & Sewer — 0.3%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/26	8,712

	Total Utah	32,497

	Vermont — 0.2%
	Other Revenue — 0.2%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/21	4,957
2,355	Rev., AMBAC, 5.000%, 10/01/22	2,752

	Total Vermont	7,709

	Virginia — 4.4%
	Education — 1.1%
9,080	Virginia College Building Authority, Public Higher Education Financing Program, Series B, Rev., 5.000%, 09/01/17	10,974
10,050	Series B, Rev., 5.000%, 09/01/19	12,484
5,135	Virginia Public School Authority, Series A, Rev., 5.000%, 08/01/14	5,617
	Virginia Public School Authority, School Financing, 1997 Resolution,
1,900	Series A, Rev., 5.000%, 08/01/14	2,077
3,000	Series B, Rev., 5.000%, 08/01/13	3,145

		34,297

	General Obligation — 1.7%
5,180	Arlington County, Public Improvement, GO, 5.000%, 01/15/16	5,989
3,575	Chesterfield County, Public Improvement, Series A, GO, 5.000%, 01/01/16	4,127
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	255
	Commonwealth of Virginia,
4,000	Series A, GO, 5.000%, 06/01/13	4,161
2,725	Series A, GO, 5.000%, 06/01/14	2,961
17,575	Series D, GO, 5.000%, 06/01/20	21,876
6,495	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/21	7,745
6,260	Prince William County, Public Improvement, Series A, GO, 5.000%, 08/01/18	7,757

		54,871

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,130	Virginia Public Building Authority, Series B, Rev., 5.000%, 08/01/17	1,361

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.9%
	Virginia Public Building Authority,
5,330	Series A, Rev., 5.000%, 08/01/14	5,813
4,910	Series B-1, Rev., 5.000%, 08/01/18	6,014
5,620	Series C, Rev., 5.000%, 08/01/15 (p)	6,386
5,225	Series D, Rev., 5.000%, 08/01/17	6,295
3,320	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.250%, 08/01/17	4,046

		28,554

	Prerefunded — 0.3%
1,500	Arlington County, Public Improvement, GO, 5.250%, 05/15/14 (p)	1,633
7,000	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	8,026

		9,659

	Resource Recovery — 0.1%
2,295	Virginia Resources Authority, Pooled Resources, Series A, Rev., 5.000%, 11/01/23	2,829

	Transportation — 0.3%
	Fairfax County EDA, Route 28 Project, Special Tax,
1,500	5.000%, 04/01/15	1,673
1,005	5.000%, 04/01/16	1,159
1,935	5.000%, 04/01/17	2,291
1,655	5.000%, 04/01/18	1,997
2,900	Virginia Commonwealth Transportation Board, Series A, Rev., 5.000%, 05/15/14	3,142

		10,262

	Total Virginia	141,833

	Washington — 3.2%
	General Obligation — 2.7%
2,000	City of Tacoma, Series B, GO, NATL-RE, Zero Coupon, 12/01/16	1,876
5,000	King County School District No. 414, Lake Washington, GO, AGM, 5.000%, 12/01/20	5,902
	Snohomish County School District No. 201,
8,425	GO, 5.000%, 12/01/22	10,548
6,660	GO, 5.000%, 12/01/23	8,242
6,320	State of Washington, Series R-2012A, GO, 5.000%, 07/01/24	7,780
6,000	State of Washington, Motor Vehicle Tax Senior 520, Series C, GO, 5.000%, 06/01/23	7,418
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,638
1,000	Series C, GO, 5.000%, 01/01/18	1,209
12,400	Series R-2010A, GO, 5.000%, 01/01/22	15,054
7,750	Series R-2012C, GO, 5.000%, 07/01/25	9,639
1,800	Whitman County School District No. 267 Pullman, GO, 5.000%, 12/01/18	2,215
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23	5,803

		87,324

	Hospital — 0.1%
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., AGM, 5.250%, 08/15/23	1,397

	Other Revenue — 0.4%
5,520	City of Seattle, Washington Municipal Light and Power Improvement, Series A, Rev., 5.000%, 06/01/21	6,963
5,000	City of Seattle, Water System Revenue, Rev., 5.000%, 09/01/21	6,388

		13,351

	Utility — 0.0% (g)
200	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13	209

	Total Washington	102,281

	Wisconsin — 0.3%
	General Obligation — 0.3%
	State of Wisconsin,
5,000	Series 1, GO, NATL-RE, 5.000%, 05/01/14	5,408
5,000	Series E, GO, NATL-RE, FGIC, 5.000%, 05/01/15	5,623

	Total Wisconsin	11,031

	Wyoming — 0.0% (g)
	Other Revenue — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.000%, 10/01/22	163

	Total Municipal Bonds (Cost $2,883,736)	3,141,539

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.3%
	Investment Company — 3.3%
106,971	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $106,971)	106,971

	Total Investments — 101.1% (Cost $2,990,707)	3,248,510
	Liabilities in Excess of Other Assets — (1.1)%	(35,076)

	NET ASSETS — 100.0%	$3,213,434

Percentages indicated are based on net assets.

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	$50,000	$128
Barclays Bank plc	2.095% at termination	CPI-U at termination	07/06/17	50,000	579
Barclays Bank plc	2.220% at termination	CPI-U at termination	05/24/17	50,000	(38)
Barclays Bank plc	2.420% at termination	CPI-U at termination	05/24/20	25,000	(134)
Barclays Bank plc	2.540% at termination	CPI-U at termination	03/19/13	50,000	(2,060)
Barclays Bank plc	2.573% at termination	CPI-U at termination	07/15/13	25,000	(1,109)
Barclays Bank plc	2.573% at termination	CPI-U at termination	01/15/14	50,000	(2,623)
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	50,000	(3,167)
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	50,000	(3,263)
Barclays Bank plc	2.680% at termination	CPI-U at termination	07/15/16	25,000	(1,859)
Barclays Bank plc	2.718% at termination	CPI-U at termination	01/15/17	50,000	(4,075)
Barclays Bank plc	2.760% at termination	CPI-U at termination	09/16/12	1,500	(49)
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/19	25,000	(2,225)
Barclays Bank plc	2.855% at termination	CPI-U at termination	02/13/13	500	(26)
Barclays Bank plc	2.895% at termination	CPI-U at termination	08/25/13	25,000	(1,761)
Barclays Bank plc	2.920% at termination	CPI-U at termination	01/15/15	25,000	(2,393)
Barclays Bank plc	2.923% at termination	CPI-U at termination	06/15/13	3,000	(198)
Barclays Bank plc	2.930% at termination	CPI-U at termination	06/15/16	3,000	(300)
Barclays Bank plc	2.943% at termination	CPI-U at termination	06/14/16	5,000	(506)
Barclays Bank plc	2.950% at termination	CPI-U at termination	06/14/13	2,000	(136)
Barclays Bank plc	2.993% at termination	CPI-U at termination	01/15/14	25,000	(2,165)
Barclays Bank plc	2.998% at termination	CPI-U at termination	01/15/16	25,000	(2,782)
Barclays Bank plc	3.003% at termination	CPI-U at termination	01/15/13	20,000	(1,485)
Barclays Bank plc	3.007% at termination	CPI-U at termination	01/15/15	20,000	(2,105)
BNP Paribas	1.910% at termination	CPI-U at termination	06/18/15	50,000	477
BNP Paribas	1.980% at termination	CPI-U at termination	01/31/14	100,000	860
BNP Paribas	2.350% at termination	CPI-U at termination	07/06/20	25,000	136
BNP Paribas	2.395% at termination	CPI-U at termination	05/31/16	100,000	(1,980)
Citibank, N.A.	2.280% at termination	CPI-U at termination	07/01/18	50,000	104
Citibank, N.A.	2.285% at termination	CPI-U at termination	06/30/18	50,000	73
Citibank, N.A.	2.330% at termination	CPI-U at termination	07/06/20	50,000	386
Citibank, N.A.	2.410% at termination	CPI-U at termination	07/01/20	50,000	(86)
Citibank, N.A.	2.420% at termination	CPI-U at termination	06/30/20	50,000	(147)
Credit Suisse International	1.840% at termination	CPI-U at termination	05/09/14	50,000	(273)
Credit Suisse International	1.900% at termination	CPI-U at termination	05/02/14	49,000	(286)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/17	75,000	(214)
Credit Suisse International	2.180% at termination	CPI-U at termination	05/22/17	80,000	(556)
Credit Suisse International	2.250% at termination	CPI-U at termination	05/09/17	50,000	(473)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	40,000	186
Deutsche Bank AG, New York	2.135% at termination	CPI-U at termination	08/03/16	100,000	(74)
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	06/30/20	100,000	(180)
Morgan Stanley Capital Services	2.268% at termination	CPI-U at termination	03/01/15	240,000	(3,181)
Royal Bank of Scotland	0.036% at termination	CPI-U at termination	07/31/29	89,000	(22,189)
Royal Bank of Scotland	1.840% at termination	CPI-U at termination	05/09/14	50,000	(273)
Royal Bank of Scotland	2.140% at termination	CPI-U at termination	09/15/13	100,000	(4,711)
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	06/30/20	75,000	(249)
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	06/28/20	25,000	(104)
Union Bank of Switzerland AG	2.140% at termination	CPI-U at termination	07/09/18	50,000	757
Union Bank of Switzerland AG	2.220% at termination	CPI-U at termination	07/06/18	50,000	389
Union Bank of Switzerland AG	2.275% at termination	CPI-U at termination	07/02/18	50,000	129
Union Bank of Switzerland AG	2.480% at termination	CPI-U at termination	07/01/22	50,000	(70)

					$(65,301)

Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to provide inflation protection within its portfolio. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows at specified, future intervals.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2012.

*	Filed for bankruptcy on November 8, 2010.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
†	—	Approximately $70,690,000 of this investment is restricted as collateral for swaps to various brokers.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,505
Aggregate gross unrealized depreciation	(702)

Net unrealized appreciation/depreciation	$257,803

Federal income tax cost of investments	$2,990,707

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$106,971	$3,141,539	$—	$3,248,510
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$4,204	$—	$4,204
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(69,505)	$—	$(69,505)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 100.6%
	Alaska — 0.3%
	General Obligation — 0.3%
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.250%, 04/01/15 (p)	113

	Arizona — 1.0%
	General Obligation — 0.8%
150	City of Scottsdale, GO, 5.000%, 07/01/21	191
85	Maricopa County Elementary, School District No. 38, Madison Elementary School Improvement Project of 2004, Series B, GO, NATL-RE, 5.000%, 07/01/16	98

		289

	Transportation — 0.2%
90	Arizona State Transportation Board, Series B, Rev., 5.000%, 07/01/13	94

	Total Arizona	383

	California — 4.1%
	Education — 0.3%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	73
50	University of California, Series C, Rev., NATL-RE, 4.750%, 05/15/13 (p)	52

		125

	General Obligation — 2.2%
200	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/13 (p)	209
175	San Ramon Valley Unified School District, 2002 Election, GO, AGM, 5.250%, 08/01/14 (p)	191
375	State Center Community College District, GO, 5.000%, 08/01/25	456

		856

	Other Revenue — 0.3%
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	90
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	33

		123

	Prerefunded — 1.3%
30	El Monte Union High School District, 2002 Election, Series B, GO, NATL-RE, 5.000%, 03/01/15 (p)	34
80	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	84
30	Pasadena Unified School District, Election 1997, Series D, GO, NATL-RE, 4.500%, 05/01/13 (p)	31
100	Redondo Beach Unified School District, Election of 2000, GO, AGM, 5.750%, 08/01/13 (p)	108
215	Twin Rivers Unified School District, GO, AGM, 5.250%, 08/01/12 (p)	217

		474

	Total California	1,578

	Colorado — 2.8%
	General Obligation — 1.0%
305	Jefferson County School District R-1, GO, 5.000%, 12/15/22	390

	Other Revenue — 1.5%
500	Colorado Water Resources & Power Development Authority, Revolving Fund, Series A, Rev., 5.250%, 09/01/16	595

	Special Tax — 0.3%
100	City of Grand Junction, Rev., 5.000%, 03/01/13	103

	Total Colorado	1,088

	Connecticut — 5.2%
	General Obligation — 3.9%
150	City of New Britain, GO, AGM, 5.000%, 04/15/17	179
250	State of Connecticut, Series E, GO, 5.000%, 12/15/16	297
500	Town of Stratford, Series B, GO, 4.000%, 08/01/17	572
200	Town of Trumbull, GO, 5.000%, 09/15/16	235
200	Town of Wilton, GO, 5.000%, 01/15/13	204

		1,487

	Prerefunded — 1.3%
500	Town of Plainville, GO, NATL-RE, FGIC, 5.000%, 12/01/12 (p)	508

	Total Connecticut	1,995

	District of Columbia — 0.8%
	Education — 0.3%
100	District of Columbia, Georgetown University, Series A, Rev., AMBAC, 5.000%, 04/01/16	113

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 0.1%
20	District of Columbia, Series C, GO, AGM, 5.000%, 06/01/15	22

	Other Revenue — 0.4%
135	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/18	163

	Total District of Columbia	298

	Florida — 2.8%
	General Obligation — 1.6%
500	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/25	609

	Other Revenue — 0.8%
185	Florida State Department of Transportation, Series A, Rev., 4.000%, 07/01/18	211
80	Polk County, Public Facilities Authority, Rev., NATL-RE, 5.000%, 12/01/18	89

		300

	Transportation — 0.3%
125	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13 (p)	132

	Water & Sewer — 0.1%
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/18	28

	Total Florida	1,069

	Georgia — 5.4%
	Certificate of Participation/Lease — 0.6%
225	Metropolitan Atlanta Rapid Transit Authority, Second Indenture Series, COP, NATL-RE, 5.000%, 01/01/13 (p)	230

	General Obligation — 1.1%
50	Augusta Georgia, GO, 4.000%, 10/01/14	54
200	Henry County School District, GO, 4.000%, 08/01/13	207
150	State of Georgia, Series D, GO, 5.250%, 10/01/15	173

		434

	Other Revenue — 3.5%
625	County of Columbia, Water & Sewerage, Rev., 4.000%, 06/01/17	718
250	DeKalb County, Water & Sewer, Series B, Rev., 5.250%, 10/01/26	326
250	Henry County, Water & Sewerage Authority, Rev., 5.000%, 02/01/26	307

		1,351

	Water & Sewer — 0.2%
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	69

	Total Georgia	2,084

	Hawaii — 0.9%
	General Obligation — 0.9%
300	State of Hawaii, Unrefunded Balance, Series DR, GO, 5.000%, 06/01/18	366

	Idaho — 0.1%
	Water & Sewer — 0.1%
50	Idaho Board Bank Authority, Series B, Rev., NATL-RE, 5.000%, 09/15/15	57

	Illinois — 1.2%
	General Obligation — 0.2%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	73

	Other Revenue — 0.5%
165	Forest Preserve District of Cook County, Limited Tax Project and Refunding, Series B, GO, 5.000%, 12/15/24	195

	Prerefunded — 0.5%
150	Metropolitan Pier & Exposition Authority, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	187

	Total Illinois	455

	Indiana — 0.8%
	Education — 0.3%
100	Purdue University, Student Fees, Series U, Rev., 5.250%, 07/01/21	128

	Other Revenue — 0.5%
150	Indiana Transportation Finance Authority, Series B, Rev., NATL-RE, FGIC, 5.500%, 12/01/16	180

	Total Indiana	308

	Iowa — 0.2%
	Water & Sewer — 0.2%
65	City of Des Moines, Sewer System, Series H, Rev., AGM, 5.000%, 06/01/14	70

	Kansas — 2.3%
	General Obligation — 2.3%
500	City of Wichita, Series B, GO, 4.000%, 09/01/17	579

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
265	Sedgwick County Unified School District No. 265 Goddard, Series 2, GO, AGM, 5.000%, 10/01/15	300

	Total Kansas	879

	Kentucky — 0.7%
	Prerefunded — 0.7%
250	University of Kentucky, Housing & Dining Systems, Series S, Rev., AGM, 4.400%, 06/01/13 (p)	259

	Louisiana — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.6%
200	Terrebonne Parish, Series ST, Rev., 5.875%, 03/01/26	239

	Maryland — 6.1%
	General Obligation — 4.2%
500	Anne Arundel County, Consolidated General Improvements, GO, 5.000%, 04/01/20	631
500	Maryland State Refunding, State & Local Facilities Loan, Series C, GO, 5.000%, 11/01/17	611
100	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17 (p)	121
50	Prince Georges County, Public Improvement, Series A, GO, 5.000%, 10/01/13	53
200	State of Maryland, Local Facilities First, Series A, GO, 5.000%, 03/01/13	206

		1,622

	Other Revenue — 0.9%
220	Charles County, Consolidated Public Improvement, GO, 5.000%, 04/01/15	246
100	Maryland State Department of Transportation County, Second Issue, Rev., 4.000%, 09/01/13	104

		350

	Prerefunded — 0.7%
250	Maryland State Economic Development Corp., University Maryland College Park Project, Rev., 5.625%, 06/01/13 (p)	261

	Transportation — 0.3%
100	Maryland State Department of Transportation County, Second Issue, Rev., 4.000%, 09/01/16	114

	Total Maryland	2,347

	Massachusetts — 4.4%
	Certificate of Participation/Lease — 2.0%
	Massachusetts Bay Transportation Authority,
350	Series A, Rev., COP, 5.250%, 07/01/27	463
250	Series B, Rev., COP, 5.250%, 07/01/23	327

		790

	Education — 0.3%
100	University of Massachusetts Building Authority, Senior Series 1, Rev., AMBAC, 5.250%, 11/01/13 (p)	106

	General Obligation — 1.5%
300	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/21	388
	Commonwealth of Massachusetts, Consolidated Loan,
35	Series A, GO, 5.000%, 05/01/13	36
150	Series D, GO, NATL-RE, 5.500%, 11/01/12	152

		576

	Other Revenue — 0.3%
100	Massachusetts Health & Educational Facilities Authority, Harvard University, Series A, Rev., 5.000%, 12/15/15	115

	Prerefunded — 0.3%
100	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	107

	Total Massachusetts	1,694

	Michigan — 0.4%
	Education — 0.2%
75	Western Michigan University, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	83

	Prerefunded — 0.2%
85	Ovid Elsie Area Schools, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 11/01/12 (p)	86

	Total Michigan	169

	Minnesota — 1.0%
	General Obligation — 0.4%
150	State of Minnesota, Various purpose, Series F, GO, 4.000%, 08/01/13	156

	Other Revenue — 0.6%
200	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/16	232

	Total Minnesota	388

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Mississippi — 0.3%
	Prerefunded — 0.3%
100	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	98

	Missouri — 3.4%
	General Obligation — 2.9%
350	City of Kansas, Improvement, Series A, GO, 5.000%, 02/01/23	433
175	North Kansas City School District No. 74, Direct Deposit Program, GO, 5.000%, 03/01/20	207
200	Springfield School District No. R-12, GO, AGM, 5.000%, 03/01/15	223
250	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	268

		1,131

	Transportation — 0.3%
100	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.000%, 05/01/22	115

	Water & Sewer — 0.2%
75	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funding Program, Series B, Rev., 5.500%, 07/01/14	81

	Total Missouri	1,327

	New Jersey — 1.9%
	Education — 0.3%
125	New Jersey Economic Development Authority, School Facilities Construction, Series F, Rev., 5.250%, 06/15/13 (p)	130

	Prerefunded — 1.1%
385	New Jersey Transportation Trust Fund Authority, Transportation System, 5.750%, 12/15/14 (p)	434

	Transportation — 0.5%
	New Jersey Transportation Trust Fund Authority,
80	Series A, Rev., 5.250%, 12/15/20	99
60	Series A, Rev., 5.500%, 12/15/21	76

		175

	Total New Jersey	739

	New Mexico — 5.6%
	General Obligation — 1.1%
340	New Mexico Finance Authority, Senior Lien, Series C, GO, 5.000%, 06/01/22	430

	Other Revenue — 4.5%
300	Bernalillo County, Gross Receipts, Tax Revenue, Rev., AMBAC, 5.250%, 10/01/26	400
	New Mexico Finance Authority, State Transportation, Senior Lien,
250	Rev., 5.000%, 06/15/24	303
125	Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	136
	New Mexico Finance Authority, State Transportation, Sub Lien,
200	Series A-2, Rev., 5.000%, 12/15/20	251
500	Series A-2, Rev., 5.000%, 12/15/21	619
30	New Mexico Finance Authority, Sub Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	36

		1,745

	Total New Mexico	2,175

	New York — 10.7%
	Education — 0.3%
100	New York State Dormitory Authority, Series B, Rev., 4.000%, 03/15/14	106

	General Obligation — 2.8%
50	Ardsley Union Free School District, Series B, GO, AGM, 4.000%, 06/15/15	54
195	Briarcliff Manor, Public Improvement, Series A, GO, AGM, 5.000%, 09/01/14	213
100	Queensbury Union Free School District, GO, 4.000%, 12/15/18	116
75	Suffolk County, Public Improvement, Series B, GO, NATL-RE, 4.250%, 11/01/14	80
100	Syosset Central School District, GO, AGM, 4.250%, 12/15/13	106
350	Taconic Hills Central School District at Craryville, GO, 4.000%, 06/15/18	402
100	Town of Riverhead, Public Improvement, GO, 4.000%, 06/01/21	117

		1,088

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
280	City of New York, Series E-1, GO, 6.250%, 10/15/28	349

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 5.8%
110	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	129
300	New York State Dormitory Authority, Consolidated Service Contract, Series A, Rev., 5.000%, 07/01/18	361
260	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/19	315
250	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Water Projects, Series K, Rev., 5.500%, 06/15/17	308
100	New York State Urban Development Corp., Service Contract, Series A, Rev., 5.000%, 01/01/16	115
100	Triborough Bridge & Tunnel Authority, Sub Series D, Rev., 5.000%, 11/15/18	121
750	Triborough Bridge & Tunnel Authority, General Purpose, Series A, Rev., 5.000%, 01/01/26	906

		2,255

	Special Tax — 0.3%
100	Sales Tax Asset Receivable Corp., Series A, Rev., NATL-RE, 5.000%, 10/15/17	110

	Water & Sewer — 0.6%
175	New York City Municipal Water Finance Authority, Series AA, Rev., 5.000%, 06/15/17	210

	Total New York	4,118

	North Carolina — 1.8%
	Certificate of Participation/Lease — 1.0%
65	Cabarrus County, COP, 5.250%, 02/01/13 (p)	67
290	North Carolina Infrastructure Finance Corp., Capital Improvement, Series A, COP, AGM, 5.000%, 05/01/15	325

		392

	Transportation — 0.8%
300	State of North Carolina, Rev., NATL-RE, 5.000%, 03/01/13	308

	Total North Carolina	700

	North Dakota — 0.3%
	Prerefunded — 0.3%
100	North Dakota Public Finance Authority, Municipal Bond Bank, State Revolving Fund, Series A, Rev., 5.000%, 10/01/13 (p)	106

	Ohio — 1.0%
	General Obligation — 0.6%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	125
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	123

		248

	Other Revenue — 0.4%
125	Ohio State Water Development Authority, Loan Fund, Water Quality, Rev., 5.250%, 12/01/18	157

	Total Ohio	405

	Oregon — 5.0%
	General Obligation — 4.4%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	282
300	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.250%, 06/15/26	398
1,000	Oregon State Department of Administrative Services, Series B, COP, GO, AGM, 5.000%, 05/01/13	1,036

		1,716

	Other Revenue — 0.6%
175	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/21	213

	Total Oregon	1,929

	Pennsylvania — 3.2%
	Education — 0.6%
190	Delaware County Authority, Villanova University, Rev., AMBAC, 5.000%, 08/01/23	209

	General Obligation — 2.6%
50	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.250%, 11/01/12	50
500	Central Bucks School District, Series A, GO, 5.000%, 05/15/23	618
	Commonwealth of Pennsylvania, Second Series,
200	GO, 5.000%, 01/01/16 (p)	231
100	GO, 5.000%, 03/01/16	116

		1,015

	Total Pennsylvania	1,224

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Rhode Island — 1.6%
	Other Revenue — 1.6%
505	Rhode Island Clean Water Finance Agency, Water Pollution Control, Revolving Fund, Series A, Rev., 5.000%, 10/01/18	618

	South Carolina — 2.0%
	Education — 0.4%
150	Oconee County School District, Series B, GO, SCSDE, 3.000%, 03/01/15	160

	General Obligation — 1.3%
300	State of South Carolina, Series C, GO, 5.000%, 03/01/22	381
100	State of South Carolina, State Highway, Series A, GO, 4.000%, 06/01/14	107

		488

	Other Revenue — 0.3%
100	South Carolina State Public Service Authority, Series A, Rev., AGM, 5.000%, 01/01/14 (p)	107

	Total South Carolina	755

	Tennessee — 1.2%
	General Obligation — 0.4%
	Metropolitan Government of Nashville & Davidson County,
50	GO, 5.000%, 01/01/18 (p)	60
100	Series B, GO, 5.000%, 08/01/15	114

		174

	Other Revenue — 0.8%
250	City of Memphis, Rev., 5.000%, 12/01/17	303

	Total Tennessee	477

	Texas — 8.8%
	Education — 1.9%
	University of Texas, Financing System,
100	Series C, Rev., 5.000%, 08/15/12	100
500	Series C, Rev., 5.000%, 08/15/18	616

		716

	General Obligation — 2.5%
75	City of El Paso, Series A, GO, NATL-RE, 4.750%, 08/15/23	84
240	City of Irving, Improvement, GO, 5.000%, 09/15/21	301
500	Hays County, Pass-Thru Toll, GO, 5.000%, 02/15/23	597

		982

	Other Revenue — 1.1%
210	Harris County, Series C, Rev., 5.000%, 08/15/22	252
150	Texas State Public Finance Authority, Criminal Projects, Rev., AMBAC, 4.000%, 02/01/14	158

		410

	Prerefunded — 1.4%
100	Harris County, Series C, GO, 5.750%, 10/01/18 (p)	128
300	University of Texas, Financing System, Series D, Rev., 5.000%, 08/15/14 (p)	328
75	University of Texas, Financing System, Permanent University Fund, Series A, Rev., 6.250%, 01/01/13 (p)	77

		533

	Utility — 0.1%
50	City of Garland, Electric System, Rev., NATL-RE, 5.625%, 03/01/15	56

	Water & Sewer — 1.8%
	City of Houston, Utilities System, First Lien,
50	Series A, Rev., AGM, 5.000%, 11/15/15	57
355	Series D, Rev., 5.000%, 11/15/24	437
25	City of San Antonio, Water Authority, Rev., NATL-RE, FGIC, 5.500%, 05/15/15	29
70	Mesquite Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/20	80
100	Trinity River Authority, Rev., 5.000%, 08/01/14	109

		712

	Total Texas	3,409

	Utah — 0.2%
	Other Revenue — 0.2%
75	Utah State Building Ownership Authority, State Facilities Master Lease Program, Series C, Rev., AGM, 5.500%, 05/15/14	82

	Vermont — 0.1%
	Utility — 0.1%
35	Vermont Public Power Supply Authority, McNeil Project, Series E, Rev., NATL- RE, 5.250%, 07/01/14	38

	Virginia — 6.4%
	General Obligation — 5.2%
550	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17	658
150	Loudoun County, Public Improvement, Series A, GO, 5.000%, 07/01/16	176

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
900	Newport News Virginia, Water Improvement, Series B, GO, 5.250%, 07/01/22 (m)	1,182

		2,016

	Other Revenue — 0.2%
50	Virginia College Building Authority, 21st Century College, Rev., 5.000%, 02/01/23	64

	Prerefunded — 1.0%
355	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	407

	Total Virginia	2,487

	Washington — 4.1%
	General Obligation — 2.3%
500	City of Seattle, GO, NATL-RE, 5.000%, 01/01/14	533
25	Snohomish County School District No. 2 Everett, GO, NATL-RE, FGIC, 5.000%, 12/01/16	30
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	348

		911

	Other Revenue — 1.6%
500	City of Seattle, Municipal Light and Power Improvement, Series A, Rev., 5.000%, 06/01/21	631

	Transportation — 0.1%
25	Port of Seattle, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 03/01/15	28

	Utility — 0.1%
20	Energy Northwest, Project 1, Series D, Rev., 5.000%, 07/01/16	23

	Total Washington	1,593

	Wisconsin — 1.9%
	Other Revenue — 1.9%
	State of Wisconsin,
290	Series A, Rev., 5.000%, 07/01/20	363
300	Series A, Rev., 5.000%, 07/01/26	356

	Total Wisconsin	719

	Total Municipal Bonds (Cost $36,223)	38,838

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.2%
	Investment Company — 0.2%
82	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $82)	82

	Total Investments — 100.8% (Cost $36,305)	38,920
	Liabilities in Excess of Other Assets — (0.8)%	(291)

	NET ASSETS — 100.0%	$38,629

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.573% at termination	CPI-U at termination	01/15/14	$1,000	$(52)
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	1,500	(95)
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	500	(33)
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	5,000	13
BNP Paribas	1.980% at termination	CPI-U at termination	01/31/14	1,000	9
BNP Paribas	2.440% at termination	CPI-U at termination	04/01/15	5,000	(74)
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/21	8,000	(248)
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/15	1,000	38
Credit Suisse International	1.900% at termination	CPI-U at termination	05/02/14	1,000	(6)
Deutsche Bank AG, New York	1.930% at termination	CPI-U at termination	01/03/17	5,000	35
Morgan Stanley Capital Services	2.268% at termination	CPI-U at termination	03/01/15	4,000	(53)
Royal Bank of Scotland	2.740% at termination	CPI-U at termination	07/31/13	1,000	(69)
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	06/28/25	1,000	(17)
Union Bank of Switzerland AG	2.438% at termination	CPI-U at termination	03/02/16	1,000	(14)

					$(566)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
XLCA	—	Insured by XL Capital Assurance

*	Filed for bankruptcy on November 8, 2010.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,615
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$2,615

Federal income tax cost of investments	$36,305

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$82	$38,838	$—	$38,920
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$95	$—	$95
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(661)	$—	$(661)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 50.6%
	Brazil — 5.0%
25,100	Banco do Brasil S.A.	265,429
17,300	BRF - Brasil Foods S.A.	247,022
7,500	Lojas Renner S.A.	223,148
62,300	MRV Engenharia e Participacoes S.A.	342,024
11,700	Tim Participacoes S.A., ADR	247,455

		1,325,078

	China — 8.1%
900	Baidu, Inc., ADR (a) (m)	108,468
678,000	Bank of China Ltd., Class H	257,883
287,500	China Minsheng Banking Corp. Ltd., Class H	265,898
87,000	China Shenhua Energy Co., Ltd., Class H	323,761
159,000	CNOOC Ltd.	318,963
158,000	Dongfeng Motor Group Co., Ltd., Class H	218,114
475,000	Industrial & Commercial Bank of China, Class H	270,842
158,500	Parkson Retail Group Ltd.	141,973
19,500	Ping An Insurance Group Co. of China Ltd., Class H	151,836
474,000	West China Cement Ltd.	70,747

		2,128,485

	Colombia — 0.4%
4,700	Pacific Rubiales Energy Corp.	106,340

	Hong Kong — 5.3%
95,000	Belle International Holdings Ltd.	174,578
34,000	China Mobile Ltd.	396,747
136,000	China Overseas Land & Investment Ltd.	319,452
48,000	China Resources Enterprise Ltd.	132,438
82,000	China Unicom Hong Kong Ltd.	119,976
83,000	SJM Holdings Ltd.	147,381
118,000	Yingde Gases	100,871

		1,391,443

	Hungary — 0.4%
7,300	OTP Bank plc	111,758

	India — 3.3%
12,100	HDFC Bank Ltd., ADR (m)	410,311
3,300	Infosys Ltd., ADR (m)	130,614
16,400	Tata Motors Ltd., ADR	331,280

		872,205

	Indonesia — 1.0%
626,000	Perusahaan Gas Negara Persero Tbk PT	249,751

	Mexico — 0.9%
2,900	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	247,718

	Nigeria — 0.3%
115,610	Dangote Cement plc	82,039

	Poland — 1.4%
10,900	Eurocash S.A.	127,423
24,800	Powszechna Kasa Oszczednosci Bank Polski S.A.	240,712

		368,135

	Russia — 4.6%
19,675	Alliance Oil Co., Ltd. (a)	182,823
8,500	Lukoil OAO, ADR (m)	477,876
12,300	Mobile Telesystems OJSC, ADR (m)	233,085
28,200	Sberbank of Russia, ADR	311,981

		1,205,765

	South Africa — 3.4%
12,800	Foschini Group Ltd. (The)	220,176
2,200	Kumba Iron Ore Ltd.	136,533
10,000	Mr Price Group Ltd.	148,853
11,000	MTN Group Ltd.	197,758
6,000	Tiger Brands Ltd.	192,650

		895,970

	South Korea — 8.0%
150	Amorepacific Corp.	135,854
1,100	Hyundai Motor Co.	228,519
9,950	Kangwon Land, Inc.	204,416
3,350	Kia Motors Corp.	229,645
3,150	KT&G Corp.	232,079
1,200	Samsung Electronics Co., Ltd., Reg. S, GDR (e)	694,660
750	Samsung Fire & Marine Insurance Co., Ltd.	140,271
7,900	Shinhan Financial Group Co., Ltd.	250,575

		2,116,019

	Taiwan — 3.4%
81,000	Delta Electronics, Inc.	271,806
44,300	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	618,871

		890,677

	Thailand — 1.3%
162,500	Charoen Pokphand Foods PCL , Foreign Shares	170,928
43,900	Total Access Communication PCL (a)	113,691
18,000	Total Access Communication PCL, NVDR	46,857

		331,476

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		Turkey — 2.6%
	9,000	Tupras Turkiye Petrol Rafinerileri A.S.	197,685
	121,700	Turkiye Is Bankasi, Class C	355,376
	68,800	Turkiye Vakiflar Bankasi Tao, Class D	143,651

			696,712

		United Arab Emirates — 0.7%
	21,600	Dragon Oil plc	192,858

		United Kingdom — 0.5%
	56,087	Old Mutual plc	138,092

		Total Common Stocks (Cost $13,121,112)	13,350,521

PRINCIPAL AMOUNT
Corporate Bonds — 7.3%
		Brazil — 0.1%
	20,000	Embraer S.A., 5.150%, 06/15/22 (m)	20,900

		Cayman Islands — 0.3%
		Petrobras International Finance Co.,
	36,000	5.375%, 01/27/21	40,162
	20,000	6.875%, 01/20/40	25,179

			65,341

		Chile — 0.4%
	100,000	Corp. Nacional del Cobre de Chile, Reg. S, 3.750%, 11/04/20	106,271

		Indonesia — 0.8%
	200,000	Pertamina Persero PT, Reg. S, 5.250%, 05/23/21	216,000

		Ireland — 0.7%
	170,000	Vnesheconombank Via VEB Finance plc, Reg. S, 5.450%, 11/22/17	180,328

		Kazakhstan — 1.6%
		KazMunayGas National Co.,
	130,000	Reg. S, 7.000%, 05/05/20	153,400
	100,000	Reg. S, 9.125%, 07/02/18	127,500
	120,000	Reg. S, 11.750%, 01/23/15	145,200

			426,100

		Luxembourg — 0.4%
	100,000	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S, 7.750%, 05/29/18	117,375

		Malaysia — 0.4%
	100,000	Petronas Capital Ltd., Reg. S, 5.250%, 08/12/19	116,015

		Mexico — 1.6%
		Petroleos Mexicanos,
	200,000	5.500%, 01/21/21	233,000
	150,000	5.500%, 06/27/44 (e)	167,625
MXN	400,000	7.650%, 11/24/21 (e)	32,467

			433,092

		Venezuela — 1.0%
		Petroleos de Venezuela S.A.,
	110,000	4.900%, 10/28/14	96,250
	45,000	5.000%, 10/28/15	35,775
	210,000	5.375%, 04/12/27	121,800

			253,825

		Total Corporate Bonds (Cost $1,826,855)	1,935,247

Foreign Government Securities — 34.0%
		Argentina — 0.9%
		Republic of Argentina,
	56,099	8.280%, 12/31/33 (m)	37,306
	185,874	8.750%, 06/02/17	167,287
	135,500	SUB, 2.500%, 12/31/38 (m)	44,037

			248,630

		Belarus — 0.4%
	100,000	Republic of Belarus, 8.750%, 08/03/15	97,750

		Belize — 0.0% (g)
	22,000	Government of Belize, Reg. S., SUB, 8.500%, 02/20/29	11,000

		Brazil — 2.8%
	100,000	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 06/16/18 (e) (m) Federal Republic of Brazil,	118,000
	100,000	5.875%, 01/15/19 (m)	123,750
	140,556	8.000%, 01/15/18 (m)	166,559
	80,000	8.250%, 01/20/34	134,200
BRL	360,000	8.500%, 01/05/24 (m)	200,273

			742,782

		Colombia — 1.5%
		Republic of Colombia,
	100,000	6.125%, 01/18/41 (m)	138,250
	150,000	11.750%, 02/25/20 (m)	246,000

			384,250

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
		Croatia — 0.6%
	150,000	Republic of Croatia, Reg. S, 6.750%, 11/05/19	156,187

		Dominican Republic — 0.4%
	83,153	Government of Dominican Republic, Reg. S, 9.040%, 01/23/18	92,923

		El Salvador — 0.8%
		Republic of El Salvador,
	20,000	Reg. S, 7.650%, 06/15/35	21,600
	110,000	Reg. S, 7.750%, 01/24/23	124,300
	60,000	Reg. S, 8.250%, 04/10/32	69,000

			214,900

		Hungary — 1.4%
		Republic of Hungary,
	210,000	6.250%, 01/29/20 (m)	214,200
	10,000	6.375%, 03/29/21 (m)	10,200
	140,000	7.625%, 03/29/41 (m)	147,000

			371,400

		Indonesia — 2.2%
		Republic of Indonesia,
	100,000	Reg. S, 5.875%, 03/13/20	119,000
	110,000	Reg. S, 8.500%, 10/12/35	171,050
	200,000	Reg. S, 11.625%, 03/04/19	303,000

			593,050

		Iraq — 0.8%
	250,000	Republic of Iraq, Reg. S, 5.800%, 01/15/28	218,750

		Ivory Coast — 0.3%
	110,000	Republic of Ivory Coast, Reg. S, 3.750%, 12/31/32 (d)	86,900

		Lithuania — 1.4%
	330,000	Republic of Lithuania, Reg. S, 5.125%, 09/14/17	356,400

		Mexico — 2.3%
		United Mexican States,
	180,000	5.625%, 01/15/17	211,230
	170,000	5.750%, 10/12/10	213,350
	110,000	5.950%, 03/19/19	136,510
MXN	640,000	7.750%, 12/14/17	54,568

			615,658

		Pakistan — 0.3%
	100,000	Republic of Pakistan, Reg. S, 6.875%, 06/01/17	79,500

		Panama — 0.6%
		Republic of Panama,
	60,000	7.250%, 03/15/15 (m)	68,700
	50,000	9.375%, 04/01/29 (m)	84,500

			153,200

		Peru — 2.1%
		Republic of Peru,
	18,000	5.625%, 11/18/50	23,715
	40,000	6.550%, 03/14/37 (m)	58,700
PEN	155,000	6.950%, 08/12/31 (e)	70,467
	45,000	7.125%, 03/30/19 (m)	59,288
	230,000	7.350%, 07/21/25 (m)	336,375

			548,545

		Philippines — 2.9%
		Republic of Philippines,
	350,000	6.500%, 01/20/20	444,500
	220,000	7.750%, 01/14/31	331,100

			775,600

		Poland — 0.5%
	115,000	Poland Government Bond, 5.000%, 03/23/22	131,675

		Romania — 0.3%
		Romanian Government International Bond,
	52,000	6.750%, 02/07/22 (e)	54,990
	28,000	6.750%, 02/07/22 (e)	29,610

			84,600

		Russia — 2.0%
		Russian Federation,
	200,000	5.625%, 04/04/42 (e)	236,750
	224,595	Reg. S., SUB, 7.500%, 03/31/30	281,024

			517,774

		Serbia — 0.4%
	108,333	Republic of Serbia, Reg. S., SUB, 6.750%, 11/01/24	103,458

		South Africa — 1.2%
		Republic of South Africa,
	100,000	4.665%, 01/17/24	112,125
	150,000	6.875%, 05/27/19	190,500

			302,625

		Sri Lanka — 1.0%
	250,000	Republic of Sri Lanka, Reg. S, 6.250%, 10/04/20	262,500

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
		Turkey — 3.3%
		Republic of Turkey,
	320,000	6.750%, 04/03/18	376,400
	130,000	7.000%, 06/05/20	159,250
	160,000	8.000%, 02/14/34	227,400
TRY	175,048	10.500%, 01/15/20	111,250

			874,300

		Ukraine — 1.0%
	290,000	Government of Ukraine, Reg. S, 6.580%, 11/21/16	264,625

		Uruguay — 1.1%
		Republic of Uruguay,
UYU	370,000	4.375%, 12/15/28 (d)	21,131
UYU	100,000	5.409%, 06/26/37 (d)	7,342
UYU	610,000	6.261%, 04/05/27 (d)	49,063
	35,000	7.625%, 03/21/36	53,550
	110,000	PIK, 7.875%, 01/15/33	168,300

			299,386

		Venezuela — 1.1%
		Republic of Venezuela,
	16,000	9.250%, 09/15/27	13,248
	206,000	Reg. S, 5.750%, 02/26/16	181,280
	20,000	Reg. S, 6.000%, 12/09/20	13,950
	95,000	Reg. S, 9.000%, 05/07/23	75,050

			283,528

		Vietnam — 0.4%
	100,000	Republic of Vietnam, Reg. S, 6.750%, 01/29/20	109,750

		Total Foreign Government Securities (Cost $8,363,196)	8,981,646

SHARES
Preferred Stocks — 2.3%
		Brazil — 2.3%
	26,000	Bradespar S.A.	382,793
	12,200	Cia Energetica de Minas Gerais	232,546

		Total Preferred Stocks (Cost $702,047)	615,339

PRINCIPAL AMOUNT
Supranational — 0.4%
	100,000	Eurasian Development Bank, 7.375%, 09/29/14 (e) (m) (Cost $104,294)	109,375

	U.S. Treasury Obligation — 0.1%
	15,000	U.S. Treasury Note, 0.750%, 03/31/13 (k) (Cost $15,052)	15,057

SHARES
Short-Term Investment — 3.0%
		Investment Company — 3.0%
	793,555	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $793,555)	793,555

		Total Investments — 97.7% (Cost $24,926,111)	25,800,740
		Other Assets in Excess of Liabilities — 2.3%	605,563

		NET ASSETS — 100.0%	$26,406,303

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	34.8%
Oil, Gas & Consumable Fuels	12.8
Commercial Banks	12.3
Semiconductors & Semiconductor Equipment	5.1
Wireless Telecommunication Services	4.8
Automobiles	3.9
Metals & Mining	2.4
Food Products	2.4
Specialty Retail	2.1
Insurance	1.7
Multiline Retail	1.4
Hotels, Restaurants & Leisure	1.4
Household Durables	1.3
Real Estate Management & Development	1.2
Electronic Equipment, Instruments & Components	1.1
Food & Staples Retailing	1.0
Gas Utilities	1.0
Beverages	1.0
Others (each less than 1.0%)	5.2
Short-Term Investment	3.1

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	30 Year U.S. Treasury Bond	09/19/12	755,156	(1,481)
4	2 Year U.S. Treasury Note	09/28/12	882,438	1,334
	Short Futures Outstanding
(3)	10 Year U.S. Treasury Note	09/19/12	(403,969)	1,165
(7)	5 Year U.S. Treasury Note	09/28/12	(873,469)	(3,251)

				(2,233)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
222,000	BRL	Credit Suisse International †	09/19/12	106,527	107,365	838
191,000	BRL	Citibank, N.A. †	09/28/12	92,853	92,224	(629)
53,784,074	CLP	Credit Suisse International †	09/20/12	107,182	110,575	3,393
190,452,415	COP	Union Bank of Switzerland AG †	09/19/12	105,807	105,386	(421)
2,037,408	CZK	Deutsche Bank AG	09/19/12	100,526	98,975	(1,551)
96,404	EUR	BNP Paribas	09/19/12	117,875	118,685	810
85,540	EUR	Deutsche Bank AG	09/19/12	106,859	105,311	(1,548)
171,329	EUR	Royal Bank of Canada	09/19/12	213,955	210,928	(3,027)
25,271,889	HUF	Deutsche Bank AG	09/19/12	108,560	109,587	1,027
483,106	ILS	Credit Suisse International	09/19/12	118,156	120,988	2,832
125,500,000	KRW	Union Bank of Switzerland AG †	09/19/12	108,611	110,635	2,024
1,585,384	MXN	Deutsche Bank AG	09/19/12	119,547	118,651	(896)
1,439,515	MXN	State Street Corp.	09/19/12	101,618	107,735	6,117
227,634	MXN	Westpac Banking Corp.	09/19/12	16,634	17,036	402
950,000	MXN	BNP Paribas	09/28/12	69,984	71,040	1,056
730,000	MYR	Credit Suisse International †	09/19/12	229,225	232,447	3,222
330,831	PLN	Deutsche Bank AG	09/19/12	96,312	98,443	2,131
3,611,000	RUB	Credit Suisse International †	09/19/12	107,439	111,127	3,688
582,250	RUB	Deutsche Bank AG †	09/19/12	17,633	17,918	285
3,580,000	RUB	Union Bank of Switzerland AG †	09/19/12	106,945	110,172	3,227
213,791	TRY	State Street Corp.	09/19/12	116,680	118,174	1,494
192,000	TRY	Westpac Banking Corp.	09/19/12	103,092	106,128	3,036
847,133	ZAR	Credit Suisse International	09/19/12	98,962	101,673	2,711
				2,470,982	2,501,203	30,221

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
222,000	BRL	Credit Suisse International †	09/19/12	109,630	107,365	2,265
291,000	BRL	Citibank, N.A. †	09/28/12	140,445	140,509	(64)
53,784,074	CLP	State Street Bank & Trust †	09/20/12	105,294	110,576	(5,282)
58,596,500	CLP	Union Bank of Switzerland AG †	09/20/12	117,924	120,469	(2,545)
190,452,415	COP	Union Bank of Switzerland AG †	09/19/12	105,919	105,386	533
2,443,946	CZK	BNP Paribas	09/19/12	117,658	118,724	(1,066)
2,037,408	CZK	Westpac Banking Corp.	09/19/12	98,607	98,975	(368)
263,274	EUR	Deutsche Bank AG	09/19/12	332,004	324,124	7,880
90,000	EUR	Union Bank of Switzerland AG	09/19/12	112,158	110,802	1,356
5,000	EUR	Citibank, N.A.	09/28/12	6,152	6,156	(4)
42,000	EUR	State Street Corp.	09/28/12	52,983	51,713	1,270
25,271,889	HUF	Deutsche Bank AG	09/19/12	104,419	109,586	(5,167)
483,106	ILS	Credit Suisse International	09/19/12	119,400	120,988	(1,588)
125,500,000	KRW	Credit Suisse International †	09/19/12	109,225	110,634	(1,409)
950,000	MXN	Credit Suisse International	09/28/12	68,613	71,040	(2,427)
350,000	MYR	Credit Suisse International †	09/19/12	109,701	111,447	(1,746)
698,760	PLN	Westpac Banking Corp.	09/19/12	198,771	207,924	(9,153)
135,411	SGD	Royal Bank of Canada	09/19/12	105,568	108,818	(3,250)
213,791	TRY	Citibank, N.A.	09/19/12	115,930	118,173	(2,243)
192,000	TRY	Deutsche Bank AG	09/19/12	103,727	106,129	(2,402)
1,832,803	ZAR	Citibank, N.A.	09/19/12	219,185	219,973	(788)
				2,553,313	2,579,511	(26,198)

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
EUR	—	Euro
GDR	—	Global Depositary Receipt
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NVDR	—	Non Voting Depositary Receipt
PEN	—	Peru Nuevo Sol
PIK	—	Payment-in-Kind
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2012.
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

†	—	Non-deliverable forward foreign currency exchange contract.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or portion of this security is deposited with the broker as collateral for futures or with brokers as margins for future contracts.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are $9,144,096 and 35.4%, respectively.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,553,176
Aggregate gross unrealized depreciation	(678,547)

Net unrealized appreciation/depreciation	$874,629

Federal income tax cost of investments	$24,926,111

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$1,077,623	$247,455	$—	$1,325,078
China	108,468	2,020,017	—	2,128,485
Colombia	106,340	—	—	106,340
Hong Kong	—	1,391,443	—	1,391,443
Hungary	—	111,758	—	111,758
India	—	872,205	—	872,205
Indonesia	—	249,751	—	249,751
Mexico	—	247,718	—	247,718
Nigeria	—	82,039	—	82,039
Poland	—	368,135	—	368,135
Russia	—	1,205,765	—	1,205,765
South Africa	—	895,970	—	895,970
South Korea	—	2,116,019	—	2,116,019
Taiwan	—	890,677	—	890,677
Thailand	—	331,476	—	331,476
Turkey	—	696,712	—	696,712
United Arab Emirates	—	192,858	—	192,858
United Kingdom	—	138,092	—	138,092

Total Common Stocks	1,292,431	12,058,090	—	13,350,521

Preferred Stocks
Brazil	615,339	—	—	615,339

Total Preferred Stocks	615,339	—	—	615,339

Debt Securities
Corporate Bonds
Brazil	—	20,900	—	20,900
Cayman Islands	—	65,341	—	65,341
Chile	—	106,271	—	106,271
Indonesia	—	216,000	—	216,000
Ireland	—	180,328	—	180,328
Kazakhstan	—	426,100	—	426,100
Luxembourg	—	117,375	—	117,375
Malaysia	—	116,015	—	116,015
Mexico	—	433,092	—	433,092
Venezuela	—	253,825	—	253,825

Total Corporate Bonds	—	1,935,247	—	1,935,247

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	—	8,981,646	—	8,981,646
Supranational	—	109,375	—	109,375
U.S. Treasury Obligation	—	15,057	—	15,057
Short-Term Investment
Investment Company	793,555	—	—	793,555

Total Investments in Securities	$2,701,325	$23,099,415	$—	$25,800,740

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$51,597	$—	$51,597
Futures Contracts	2,499	—	—	2,499

Total Appreciation in Other Financial Instruments	$2,499	$51,597	$—	$54,096

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(47,574)	$—	$(47,574)
Futures Contracts	(4,732)	—	—	(4,732)

Total Depreciation in Other Financial Instruments	$(4,732)	$(47,574)	$—	$(52,306)

There were no transfers between Level 1 and 2 during the period ended July 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
September 28, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
September 28, 2012